Prospectus

August 1, 2008

Columbia Funds

Columbia Value and Restructuring Fund Class A, Class C and Class R Shares

Advised by Columbia Management Advisors, LLC

NOT FDIC-INSURED	Not Bank Issued	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK GUARANTEED	May Lose Value

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

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Prospectus Primer

This prospectus tells you about Columbia Value and Restructuring Fund (the Fund), which is one of the equity funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of the Fund, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information,

■	fees and expenses, and

■	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

■	a discussion of the Fund’s primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and
■	a summary of the Fund’s various share classes offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Fund, including:

■	how to buy, sell and exchange shares of the Fund, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of the Fund’s financial information, and

■	hypothetical fee and expense data that show the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

■	by telephone at 800.345.6611.

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

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FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management Group, LLC

The Fund is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

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Columbia Value and Restructuring Fund

FUNDimensions™
Columbia Value and Restructuring Fund
Investment Objective:	Long-term capital appreciation
Investment Style:	Large Value
Benchmarks:	Standard & Poor’s (S&P) 500® Index(a) Russell 1000 Value Index
Ticker Symbols:	Class A: EVRAX Class C: EVRCX Class R: URBIX
Principal Risks:	Investment strategy risk Market risk Value securities risk Foreign securities risk Emerging market securities risk Derivatives risk Smaller company securities risk Special situations risk

(a)

“Standard & Poor’s” and “S&P” are trademarks of The McGraw-Hill Companies, Inc. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

FUNDamentals™

Benchmarks

Benchmarks are indices that provide some guidance in assessing fund performance. A fund does not, however, limit its investments to the securities within its benchmark(s), and a fund’s holdings can differ from those of any particular benchmark or index. Benchmarks are only guideposts for performance.

FUNDamentals™

Equity Funds

Equity funds invest primarily in equity securities of companies that have the potential to provide you with higher returns than many other kinds of investments, but they also tend to have higher risk.

Equity funds may be a suitable investment for you if you:

■  have longer term investment goals,

■  maintain a diversified investment portfolio, and

■  are not looking for a regular stream of income.

  Investment Objective

The Fund seeks long-term capital appreciation.

  Principal Investment Strategies

Under normal circumstances, the Fund invests at least 65% of its assets in common stocks of companies that the Advisor believes will benefit from various types of restructuring efforts or industry consolidation. The Fund may invest in companies that have market capitalizations of any size.

The Fund may invest in foreign securities, including securities of companies in emerging market countries. The Fund may invest directly in foreign securities or indirectly through depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies.

The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The Fund may invest in special situations such as initial public offerings, in companies involved in management changes, tender offers, mergers and other corporate restructurings and in companies developing new technologies.

The Advisor combines fundamental and quantitative analysis with risk management in identifying value opportunities and constructing the Fund’s portfolio. The Advisor considers, among other factors:

■

the potential impact of restructuring activities such as consolidations, outsourcing, corporate reorganizations, changes in management or business model changes on a company’s potential for long-term growth.

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Columbia Value and Restructuring Fund

■	businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors.

■

various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, price-to-book value and discounted cash flow. The Advisor believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation.

■	a company’s current operating margins relative to its historic range and future potential.

■	potential indicators of stock price appreciation, such as anticipated earnings growth, new product opportunities, or anticipated improvements in macroeconomic factors.

The Advisor may sell a security when the security’s price reaches a target set by the Advisor; if the Advisor believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

FUNDamentals™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

FUNDamentals™

Multi-Cap Funds

Multi-cap funds invest in companies of any capitalization size, which include small-, medium- and large-capitalization companies. For instance, a fund may invest in large, established and well-known U.S. and foreign companies, as well as small, new and relatively unknown companies that are believed to have the potential to grow significantly.

FUNDamentals™

Value Investing

Value investing means looking for “undervalued” companies – companies that may be currently out of favor and selling at prices below where the Advisor believes “true” value is and therefore may have potential to increase in value.

  Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Value Securities Risk – Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Advisor’s future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

■

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions,

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Columbia Value and Restructuring Fund

custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

■

Emerging Market Securities Risk – Securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

■

Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the SAI.

■

Smaller Company Securities Risk – Securities of small- or mid-capitalization companies (“smaller companies”) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but also may have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

■

Special Situations Risk – Securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, may present special risk because of the high degree of uncertainty that can be associated with such events.

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Columbia Value and Restructuring Fund

Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and the market price of the securities may be subject to significant and unpredictable fluctuations. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

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Columbia Value and Restructuring Fund

  Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class A shares(a) has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

*	Year-to-date return as of June 30, 2008: 0.00%
(a)

The Fund commenced operations on March 31, 2008. The calendar year returns shown include the returns of Class A shares of Value and Restructuring Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc., for periods after September 27, 2007, and include the returns of Shares Class shares of Value and Restructuring Fund prior to September 28, 2007. The returns shown have not been adjusted to reflect differences in expenses. If differences in expenses were reflected, the returns shown for periods prior to September 28, 2007 would be lower.

Best and Worst Quarterly Returns During this Period

Best:	4th quarter 1999:	28.03%
Worst:	3rd quarter 1998:	-20.46%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

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Columbia Value and Restructuring Fund

Average Annual Total Return as of December 31, 2007

The table below shows the Fund’s Class A shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The returns shown reflect applicable sales charges. The table also shows the average annual returns for the Fund’s Class C and Class R shares, but it does not show those classes’ after-tax returns, which will vary from those shown for the Fund’s Class A shares. The table compares the Fund’s returns for each period with those of the Standard & Poor’s (S&P) 500® Index and the Russell 1000 Value Index. The S&P 500® Index tracks the performance of 500 widely held, large capitalization U.S. stocks. The Russell 1000 Value Index measures the performance of those companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index measures the performance of 1000 of the largest U.S. companies, based on market capitalization. Indices are not available for investment, and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year		5 years		10 years
Class A shares returns before taxes	4.10%	(a)	18.33%	(a)	11.00%	(a)
Class A shares returns after taxes on distributions	3.78%	(a)	18.13%	(a)	10.72%	(a)
Class A shares returns after taxes on distributions and sale of Fund shares	3.08%	(a)	16.20%	(a)	9.70%	(a)
Class C shares returns before taxes	9.28%	(a)	19.70%	(a)	11.64%	(a)
Class R shares returns before taxes	9.97%	(b)	19.40%	(b)	11.50%	(b)
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	5.49%		12.83%		5.91%
Russell 1000 Value Index (reflects no deductions for fees, expenses or taxes)	-0.17%		14.63%		7.68%

(a)

The Fund commenced operations on March 31, 2008. The returns shown include the returns of Class A shares or Class C shares, as applicable, of Value and Restructuring Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc., for periods after September 27, 2007, and include the returns of Shares Class shares of Value and Restructuring Fund for periods prior to September 28, 2007. The returns shown reflect applicable sales charges, but have not been adjusted to reflect differences in expenses. If differences in expenses were reflected, the returns shown for periods prior to September 28, 2007 would be lower.

(b)

The Fund commenced operations on March 31, 2008. The returns shown include the returns of Retirement Shares Class shares of Value and Restructuring Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc., for periods after December 30, 2004, and include the returns of Shares Class shares of Value and Restructuring Fund for periods prior to December 31, 2004. The returns shown have not been adjusted to reflect differences in expenses. If differences in expenses were reflected, the returns shown for periods prior to December 31, 2004 would be lower.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or IRAs.

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Columbia Value and Restructuring Fund

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class A, Class C and Class R shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

■  distribution and service fees (sometimes referred to in the industry as “12b-1 fees”), which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors, including affiliates of Bank of

    America. See Choosing a Share Class – Distribution and Service Fees for more information.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs, such as brokerage commissions on the purchase and sale of portfolio securities, in addition to the annual Fund operating expenses disclosed in the fee table.

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Columbia Value and Restructuring Fund

Shareholder Fees (paid directly from your investment)

	Class A Shares		Class C Shares		Class R Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%		N/A		N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	(a)	1.00%	(b)	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

	Class A Shares	Class C Shares	Class R Shares
Management fees(c)(d)	0.75%	0.75%	0.75%
Distribution and service (12b-1) fees	0.25%	1.00%	0.50%
Other expenses(e)	0.19%	0.19%	0.19%
Acquired fund fees and expenses(f)	0.05%	0.05%	0.05%
Total annual Fund operating expenses(g)	1.24%	1.99%	1.49%

(a)

This charge applies to investors who buy $1 million or more of Class A shares and redeem them within one year of purchase, with certain limited exceptions. See Choosing a Share Class – Sales Charges and Commissions for details.

(b)

This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions. See Choosing a Share Class – Sales Charges and Commissions for details.

(c)

Management fees include an investment advisory fee of 0.60% and an administrative fee of 0.15%. The Advisor has implemented a breakpoint schedule for the Fund’s investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The breakpoint schedule for the Fund is as follows: 0.60% for assets up to $10 billion; 0.43% for assets in excess of $10 billion.

(d)

The Administrator has voluntarily agreed to waive 0.05% of the fees payable to it. If this waiver were reflected in the table, “Management fees” would be 0.70% and “Total annual Fund operating expenses” would be 1.19%, 1.94% and 1.44% for Class A, Class C and Class R shares, respectively. The Administrator, at its discretion, may revise or discontinue this arrangement at any time.

(e)	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.

(f)

Acquired fund fees and expenses include fees and expenses associated with the Fund’s investments in other investment companies. Since they are incurred only indirectly by the Fund, such fees and expenses are not considered ordinary operating expenses of the Fund for purposes of a contractual expense limitation, if any.

(g)

The Advisor has contractually agreed to bear a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed 0.98% annually through July 31, 2009.

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Columbia Value and Restructuring Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class A, Class C or Class R shares of the Fund for the periods indicated,

■	you pay the maximum applicable sales charge,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A Shares	$694	$946	$1,217	$1,989
Class C Shares
Assuming no redemption	$202	$624	$1,073	$2,317
Assuming complete redemption of shares at the end of the period	$302	$624	$1,073	$2,317
Class R Shares	$152	$471	$813	$1,779

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

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Columbia Value and Restructuring Fund

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Investment Guidelines

As a general matter, unless otherwise noted, whenever an investment policy or limitation states a percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of the security or asset.

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in the Columbia Money Market Funds

The Fund may invest uninvested cash and cash collateral received in connection with its securities lending program in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned, or if it incurs losses on the reinvestment of cash collateral.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q (forms filed with the SEC that include portfolio holdings information) for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately 15 calendar days after such month-end.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates may also be disclosed on the Columbia Funds’ website.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions, including, for example, investing in money market instruments or holding cash or cash equivalents. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call

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Columbia Value and Restructuring Fund

800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover can generate larger distributions of short-term capital gains to shareholders, which for individuals are generally taxable at higher rates than long-term capital gains for federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s historical portfolio turnover rates in the Financial Highlights.

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Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of June 30, 2008, the Advisor had assets under management of approximately $390.7 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. In rendering investment advisory services, the Advisor may use the portfolio management and research resources of Columbia Management Pte. Ltd., an affiliate of the Advisor. The Advisor may also use the research and other expertise of other affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s current fiscal year, aggregate advisory fees paid to the Advisor by the Fund are expected to amount to 0.60% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended March 31, 2008.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

At present, the Advisor has not engaged any investment sub-advisor for the Fund.

16

Management of the Fund

Portfolio Managers

Information about the Advisor’s portfolio managers who are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

David J. Williams

Co-manager. Service with the Fund since 2008 and with the predecessor fund since 1992.

Managing Director of the Advisor; associated with the Advisor or its predecessors since 1987.

Timothy Evnin

Co-manager. Service with the Fund since 2008 and with the predecessor fund since 1992.

Managing Director of the Advisor; associated with the Advisor or its predecessors since 1987.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee,

as a % of Average Daily Net Assets

Columbia Value and Restructuring Fund	0.15%

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Bank of America affiliates, for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees, subject to certain limitations, paid by the Transfer Agent on the Fund’s behalf.

17

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates may also provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

■	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;
■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These types of conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates –Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

18

Management of the Fund

Certain Legal Matters

On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) (“Columbia”) and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the “Distributor”) (collectively, the “Columbia Group”) entered into an Assurance of Discontinuance with the New York Attorney General (“NYAG”) (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission (“SEC”) (the “SEC Order”) on matters relating to mutual fund trading.

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group’s applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the $140 million in settlement amounts described above is being distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007. Distributions under the distribution plan began in late June 2007.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the ‘‘MDL’’). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court’s memoranda dated November 3, 2005, the United States District Court for the District of Maryland granted in part and denied in part the defendants’ motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 (“ICA”) and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption (“the CDSC Lawsuit”). The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

On September 14, 2007, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. The settlement is subject to court approval.

19

Management of the Fund

In 2004, the Columbia Funds’ adviser and distributor and certain affiliated entities and individuals were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. Certain Columbia Funds were named as nominal defendants. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and entered final judgment in favor of the defendants. The plaintiffs appealed to the United States Court of Appeals for the First Circuit on December 30, 2005. A stipulation and settlement agreement dated January 19, 2007 was filed in the First Circuit on February 14, 2007, with a joint stipulation of dismissal and motion for remand to obtain district court approval of the settlement. That joint motion was granted and the appeal was dismissed. On March 6, 2007, the case was remanded to the District Court. The settlement, approved by the District Court on September 18, 2007, became effective October 19, 2007. Pursuant to the settlement, the funds’ adviser and/or its affiliates made certain payments, including plaintiffs’ attorneys’ fees and costs of notice to class members.

20

Choosing a Share Class

Comparison of the Share Classes

Share Class Features

The Fund offers three classes of shares in this prospectus: Class A, Class C and Class R shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class A, Class C and Class R shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

	Class A Shares	Class C Shares	Class R Shares
Eligible Investors and Minimum Initial Investments(a)	Minimum initial investments range from $0 to $2,500; the share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500; the share class is available to the general public for investment.	There is no minimum initial investment, but Class R shares are available only through eligible retirement plans and health savings accounts.
Investment Limits	none	up to $999,999	none
Conversion Features	none	none	none
Front-End Sales Charges(b)	5.75% maximum, declining to 0.00% on investments of $1 million or more	none	none
Contingent Deferred Sales Charges (CDSCs)(b)	none, except a 1.00% CDSC applies to certain investments of between $1 million and $50 million sold within one year of purchase	1.00% on investments sold within one year of purchase	none
Maximum Distribution and Service Fees	0.25% service fee	0.75% distribution fee 0.25% service fee	0.50% distribution fee

(a)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of these share classes.

(b)	See Choosing a Share Class – Reductions/Waivers of Sales Charges for information about certain exceptions to these sales charges.

FUNDamentals™
Selling and/or Servicing Agents The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for	example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

21

Choosing a Share Class

Sales Charges and Commissions

Sales charges, commissions and distribution and service fees (discussed in a separate sub-section below) compensate selling and/or servicing agents, and typically your financial advisor, for selling shares to you and for maintaining and servicing the shares held in your account. These charges, commissions and fees are intended to provide incentives for selling and/or servicing agents to provide these services.

Depending on which share class you choose you will pay these charges either at the outset as a front-end sales charge, at the time you sell your shares as a contingent deferred sales charge and/or over time in the form of increased ongoing fees. Whether the ultimate cost is higher for one class over the other depends on how long you hold your shares.

Class A Shares – Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class A shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for more information.

FUNDamentals™

Front-End Sales Charge Calculation

The table below presents the front-end sales charge as a percentage of both the offering price and the net amount invested.

■  The offering price per share is the net asset value per share plus any front-end sales charge that applies.

■  The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.

The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge in the table) and the net asset value of those shares.

To determine the front-end sales charge you will pay when you buy your shares, the Fund will add the amount of your investment to the value of your account and base the sales charge on the aggregate amount. This approach is designed to assure that you pay the lowest applicable sales charge possible. See Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation.

The front-end sales charge you’ll pay on Class A shares:

■	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

■	is based on the total amount of your purchase and the value of your account.

Class A Shares – Front-End Sales Charge – Breakpoint Schedule

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
$0 – $49,999	5.75%	6.10%	5.00%
$50,000 – $99,999	4.50%	4.71%	3.75%
$100,000 – $249,999	3.50%	3.63%	2.75%
$250,000 – $499,999	2.50%	2.56%	2.00%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	1.00%	(c),(d)

(a)	Purchase amounts and account values are aggregated among all eligible Columbia Fund accounts for purposes of this table.

(b)

Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

(c)

1.00% on purchases from $1 million up to $3 million, 0.50% on purchases of $3 million up to $50 million and 0.25% on amounts of $50 million or more. The Distributor pays selling and/or servicing agents on investments of $1 million or more, but may be reimbursed if a CDSC is deducted when the shares are sold.

(d)

For certain group retirement plans, selling and/or servicing agents are eligible to receive a 1.00% commission from the Distributor on all purchases up to $3 million, including those in amounts of less than $1 million that are coded as commission eligible trades.

22

Choosing a Share Class

Class A Shares – CDSC and Commissions

In some cases, you’ll pay a CDSC if you sell Class A shares that you bought without an initial sales charge.

■

If you bought Class A shares without an initial sales charge because your accounts aggregated $1 million to $50 million at the time of purchase, you will incur a 1.00% CDSC if you redeem those shares within one year of buying them.

■

Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within one year of buying them.

The CDSC on Class A shares:

■	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

■	will not be applied to any shares you receive through reinvested distributions.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class A shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest. The CDSC on Class A shares does not apply to retirement plans buying through a fee-based program.

The Distributor may pay your selling and/or servicing agent an up-front commission of up to 5.00% of the offering price per share when you buy Class A shares. The Distributor funds the commission through the applicable sales charge.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

Class A Shares – Commission Schedule

Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

FUNDamentals™

Contingent Deferred Sales Charge

A contingent deferred sales charge or CDSC is a sales charge applied at the time you sell your shares, unlike a front-end sales charge that is applied at the time of purchase. A CDSC varies based on the length of time that you have held your shares.

Class C Shares – Sales Charges

You don’t pay a front-end sales charge when you buy Class C shares, but you may pay a CDSC when you sell Class C shares.

The CDSC on Class C shares:

■	is applied to the net asset value at the time of your purchase or sale, whichever is lower,

■	will not be applied to any shares you receive through reinvested distributions, and

■	generally declines each year until there is no sales charge for selling shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which your purchase was made. When you place an order to sell your Class C shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest.

Class C Shares – CDSC and Commissions

You’ll pay a CDSC of 1.00% when you sell Class C shares within one year of buying them unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details.

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 1.00% of the net asset value per share when you buy Class C shares. The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution plan and any applicable CDSC applied when you sell your shares. See Choosing a Share Class – Distribution and Service Fees for details.

23

Choosing a Share Class

Class R Shares – Sales Charges and Commissions

You don’t pay a front-end sales charge when you buy Class R shares or a CDSC when you sell your Class R shares. Class R shares are only available for purchase through certain eligible retirement plans and health savings accounts. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more information about investing in Class R shares of the Fund. The Distributor pays an up-front commission directly to your selling and/or servicing agent when you buy Class R shares, according to the following schedule:

Class R Shares – Commission Schedule

Purchase Amount	Commission Level (as a % of net asset value per share)
$0 – $49,999,999	0.50%
$50 million or more	0.25%

The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution plan. See Choosing a Share Class – Distribution and Service Fees for details.

24

Choosing a Share Class

Reductions/Waivers of Sales Charges

Front-End Sales Charge Reductions

There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A shares of the Fund. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation, you may combine the value of eligible accounts maintained by you and your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your accounts, the Fund will use the current public offering price per share.

Second, by making a statement of intent to purchase additional shares, you may pay a lower sales charge on all purchases of Class A shares made within 13 months of the date of your statement of intent. Your statement of intent must state the aggregate amount of purchases you intend to make in that 13-month period, which must be at least $50,000. If you do not complete the purchases described in your statement of intent within 13 months, you will be charged the applicable sales charge on the amount you have invested to that date. To calculate the total value of the purchases you’ve made under a statement of intent, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account.

To obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. It is the responsibility of you and your financial advisor to ensure that you receive discounts for which you are eligible; the Fund is not responsible for a financial advisor’s failure to apply the eligible discount to your account. You may be asked by your financial advisor for account statements or other records to verify your discount eligibility, including, when applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family.

FUNDamentals™

Your “Immediate Family” and
Account Value Aggregation

For purposes of obtaining a Class A shares breakpoint discount, the value of your account will be deemed to include the value of all applicable shares in eligible accounts that are held by your “immediate family,” which includes your spouse (or legal equivalent under state law), parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law. Remember that in order to obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. Group plan accounts are valued at the plan level.

Eligible Accounts

The types of accounts that are eligible for the account value aggregation purposes described above are:

■	individual accounts,

■	joint accounts,

■	certain IRA accounts,

■	certain health savings accounts,

■	certain trust accounts, and

■	Uniform Gifts to Minors Act (UGMA)/Uniform Transfers to Minors Act (UTMA) accounts.

Eligible accounts include those registered in the name of the broker/dealer or other financial intermediary through which you own shares of the Columbia Funds.

Eligible accounts do not include Class R share accounts or accounts holding institutional share classes of the Columbia Money Market Funds (Capital Class shares, Liquidity Class shares, Adviser Class shares, Investor Class shares, Trust Class shares, Institutional Class shares and Marsico shares). Certain share classes are not offered by this prospectus.

25

Choosing a Share Class

Front-End Sales Charge Waivers

Certain investors may buy Class A shares of the Fund at net asset value, without any front-end sales charge that would otherwise apply. These investors include affiliates of the Fund, broker/dealers, investors in wrap fee programs, investors through fee-based advisors, certain retirement plans, certain health savings accounts, certain shareholders of funds that were reorganized into Columbia Funds, investors using the proceeds of sales of Fund shares or of certain Bank of America trust or similar accounts, as well as insurance company separate accounts purchasing for the benefit of group retirement plans. Restrictions may apply to certain accounts and certain transactions.

CDSC Waivers

You may be able to avoid an otherwise applicable CDSC when you sell Class A or Class C shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Columbia Funds or for other reasons.

Generally, a CDSC that would otherwise be applied may be waived for certain sales, including sales made under the Systematic Withdrawal Plan or in connection with the death or post-purchase disability of a shareholder; certain medical expenses; charitable gifts; involuntary sales; and agreements by selling and/or servicing agents to waive or return their commissions. Restrictions may apply to certain accounts and certain transactions.

The Fund may change or cancel these terms at any time. Any change or cancellation applies only to future purchases.

For more information about the sales charge reductions and waivers described here, consult the SAI.

26

Choosing a Share Class

Distribution and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder servicing plans which set the distribution and service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution and service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

Distribution (Rule 12b-1) and Service Fees

	Distribution Fee		Service Fee		Combined Total
Class A	—		0.25%		0.25%
Class C	0.75%		0.25%		1.00%
Class R	0.50%	(a)	—	(a)	0.50%

(a)	The Fund’s Class R shares pay a distribution fee pursuant to the Fund’s distribution plan for Class R shares. The Fund does not have a shareholder servicing plan for Class R shares.

The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution and/or shareholder servicing plans continue. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge you other fees for providing services to your account, which may be different from those described here.

27

Choosing a Share Class

Financial Intermediary Compensation

The Distributor and the Advisor may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and the Advisor may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

The Distributor, the Transfer Agent and the Advisor may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.15% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the Advisor. The Distributor and the Advisor may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the Advisor and their affiliates are paid out of the Distributor’s and the Advisor’s own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and the Advisor and their affiliates and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and the Advisor have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

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Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals™
NAV Calculation
Each of the Fund’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

29

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date.

FUNDamentals™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than

$100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Class R Shares

Remember that Class R shares are only available for purchase, sale or exchange through eligible retirement plans and health savings accounts sponsored by third party platforms, including those sponsored by Bank of America affiliates. Your retirement plan or health savings account administrator or selling and/or servicing agent is responsible for sending your orders to the Transfer Agent or your selling and/or servicing agent, ensuring that we receive your money on time, ensuring that you receive any sale proceeds on time, and recording and reporting your beneficial ownership of shares of the Fund. Contact your retirement plan or health savings account administrator for details.

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of your account application. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

30

Buying, Selling and Exchanging Shares

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds generally will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such an automatic sale. Generally, you may avoid such an automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

If the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment

31

Buying, Selling and Exchanging Shares

Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or former Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Columbia Funds or certain of their service providers will enter into information sharing agreements with financial intermediaries, including participating life insurance companies and financial intermediaries that sponsor or offer retirement plans through which shares of the Columbia Funds are made available for purchase. Pursuant to Rule 22c-2, financial intermediaries are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and procedures. See Buying, Selling and Exchanging Shares – Excessive Trading Practices for more information.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. These

32

Buying, Selling and Exchanging Shares

limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

■	negative impact on the Fund’s performance;

■	potential dilution of the value of the Fund’s shares;

■

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

■	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

■	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

■	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

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Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Eligible Investors

Class A and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer. Class R shares can only be bought through eligible health savings accounts sponsored by third party platforms, including those sponsored by Bank of America affiliates, and the following eligible retirement plans: 401(k) plans; 457 plans; employer-sponsored 403(b) plans; profit sharing and money purchase pension plans; defined benefit plans; and non-qualified deferred compensation plans. Class R shares are not available for investment through retail non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, Simple IRAs, individual 403(b) plans or 529 tuition programs. Contact Columbia Funds or your retirement plan or health savings account administrator for more information about investing in Class R shares.

Minimum Initial Investments

The minimum initial investment for Class A and Class C shares is $2,500 for regular accounts and $1,000 for individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement plans. For investors establishing a Systematic Investment Plan, the minimum initial investment is $50. There is no minimum initial investment for Class A or Class C shares bought through omnibus accounts, wrap accounts or health savings accounts, although your selling and/or servicing agent may impose its own investment minimum. For group retirement plans, the minimum initial investment and minimum additional investment are determined based on the plan’s investment rather than that of its individual participants.

There is no minimum initial investment for Class R shares.

Minimum Additional Investments

There is no minimum additional investment for Class A, Class C or Class R shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan.

Dividend Diversification

Generally, you may automatically invest distributions made by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made by a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class A or Class C shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class A or Class C shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

Other Purchase Rules You Should Know

■	Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering

34

Buying, Selling and Exchanging Shares

price per share, which is the net asset value per share plus any sales charge that applies.

■	You generally buy Class A shares at the public offering price per share because purchases of Class A shares are generally subject to a front-end sales charge.

■	You buy Class C and Class R shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

■

The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

■	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Remember that Class R shares can only be sold through your eligible retirement plan or health savings account. For detailed rules regarding the sale of Class R shares, contact your retirement plan or health savings account administrator.

Wire Redemptions

You may request that your Class A or Class C shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class A or Class C shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A and/or Class C shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, we may require your signature to be Medallion guaranteed.

You can choose to receive your withdrawals via check or direct deposit into your bank account. You won’t pay a CDSC on Class A or Class C shares if you withdraw 12% or less of the value of those shares in a year. Otherwise, Columbia Funds will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated net asset value per share. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■	If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire

35

Buying, Selling and Exchanging Shares

within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you paid for your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

■	No interest will be paid on uncashed redemption checks.

■

Columbia Funds can delay payment of the sale proceeds for up to seven days and may suspend redemptions and/or postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

■	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

■	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class A and/or Class C shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact the Transfer Agent or your financial advisor to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

■	Exchanges are made at net asset value.

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■	A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

■

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Columbia Fund and ends when you sell the shares of the Columbia Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Columbia Fund.

■	The rules for buying shares of a Columbia Fund generally apply to exchanges into that Fund.

■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.

■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■	Unless your account is part of a tax-advantaged retirement plan, an exchange for shares of another fund is a taxable event, and you may recognize a gain or loss for tax purposes.

Same-Fund Exchange Privilege for Class Z Shares

Certain shareholders invested in a class of shares other than Class Z may become eligible to invest in Class Z shares. Upon a determination of such eligibility, any such shareholders will be eligible to exchange their shares for Class Z shares of the same fund, if offered. No sales charges or other charges will apply to any such exchange. Ordinarily, shareholders will not recognize a gain or loss for federal income tax purposes upon such an exchange. Investors should contact their selling and/or servicing agents to learn more about the details of the Class Z shares exchange privilege.

36

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	quarterly
Distributions	quarterly

The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the distribution was declared. If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sale of such shares. Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution of net investment income or net realized capital gain, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check the Fund’s distribution schedule above before you invest.

If you buy shares of the Fund when it holds securities with unrealized capital gain, you may, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes any net realized gain. Any such distribution is generally subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset capital gains realized by the Fund that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

37

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. In addition, you should be aware of the following:

■

The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

■

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

■

A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Fund shares (including those paid in securities) usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges)

and the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term or disallowed.

■

The Fund is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

FUNDamentals™

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

38

Financial Highlights

The financial highlights tables are designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Value and Restructuring Fund – Class A Shares

Period Ended March 31, 2008(a)
Net Asset Value, Beginning of Period	$58.58
Income from Investment Operations
Net Investment Income(b)	0.24
Net Realized and Unrealized Loss on Investments, Foreign Currency and Written Options	(5.70)
Total from Investment Operations	(5.46)
Less Distributions to Shareholders
From Net Investment Income	(0.36)
From Net Realized Gains	(0.51)
Total Distributions to Shareholders	(0.87)
Net Asset Value, End of Period	$52.25
Total Return(c)(d)(e)	(9.41)%
Ratios to Average Net Assets/Supplemental Data
Net Expenses(f)(g)	1.02%
Waiver/Reimbursement(g)	0.05%
Net Investment Income(f)(g)	0.83%
Portfolio Turnover Rate(e)	11%
Net Assets, End of Period (000’s)	$77,209

(a)

Class A shares of Value and Restructuring Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc. commenced operations on September 28, 2007. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e)	Not annualized.

(f)	The benefits derived from custody credits had an impact of less than 0.01%.

(g)	Annualized.

39

Financial Highlights

Columbia Value and Restructuring Fund – Class C Shares

Period Ended March 31, 2008(a)
Net Asset Value, Beginning of Period	$58.58
Income from Investment Operations
Net Investment Income(b)	0.04
Net Realized and Unrealized Loss on Investments, Foreign Currency and Written Options	(5.68)
Total from Investment Operations	(5.64)
Less Distributions to Shareholders
From Net Investment Income	(0.20)
From Net Realized Gains	(0.51)
Total Distributions to Shareholders	(0.71)
Net Asset Value, End of Period	$52.23
Total Return(c)(d)(e)	(9.72)%
Ratios to Average Net Assets/Supplemental Data
Net Expenses(f)(g)	1.77%
Waiver/Reimbursement(g)	0.05%
Net Investment Income(f)(g)	0.07%
Portfolio Turnover Rate(e)	11%
Net Assets, End of Period (000’s)	$13,665

(a)

Class C shares of Value and Restructuring Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc. commenced operations on September 28, 2007. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)	Not annualized.

(f)	The benefits derived from custody credits had an impact of less than 0.01%.

(g)	Annualized.

40

Financial Highlights

The information for the fiscal years ended March 31, 2006 and 2005 was audited by Value and Restructuring Fund’s previous independent registered public accounting firm, whose reports expressed unqualified opinions.

Columbia Value and Restructuring Fund – Class R Shares

	Year Ended March 31, 2008(a)		Year Ended March 31, 2007	Year Ended March 31, 2006	Period Ended March 31, 2005(b)
Net Asset Value, Beginning of Period	$54.30		$49.35	$41.49	$42.43
Income from Investment Operations
Net Investment Income (Loss)(c)	0.33		0.22	0.42	(0.04)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign Currency and Written Options	(1.41)		4.98	7.81	(0.90)
Total from Investment Operations	(1.08)		5.20	8.23	(0.94)
Less Distributions to Shareholders
From Net Investment Income	(0.48)		(0.25)	(0.37)	—
From Net Realized Gains	(0.51)		—	—	—
Total Distributions to Shareholders	(0.99)		(0.25)	(0.37)	—
Net Asset Value, End of Period	$52.23		$54.30	$49.35	$41.49
Total Return(d)	(2.11	)%(e)	10.58%	19.95%	(2.58	)%(e)(f)
Ratios to Average Net Assets/Supplemental Data
Net Expenses(g)	1.35%		1.55%	1.56%	1.57	%(h)
Waiver/Reimbursement	0.04%		—	—	0.02	%(h)
Net Investment Income (Loss)(g)	0.60%		0.43%	0.90%	(0.35	)%(h)
Portfolio Turnover Rate	11%		13%	12%	8	%(f)
Net Assets, End of Period (000’s)	$33,826		$2,926	$896	$1

(a)

On March 31, 2008, Retirement Shares class of Value and Restructuring Fund, a series of Excelsior Funds, Inc., was reorganized into the Fund’s Class R. The financial information of Class R includes the financial information of Value and Restructuring Fund’s Retirement Shares class.

(b)	Retirement Shares commenced operations on December 31, 2004. Per share data and total return reflect activity from that date.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	The benefits derived from custody credits had an impact of less than 0.01%.

(h)	Annualized.

41

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses. The charts also assume that all dividends and distributions are reinvested. The annual expense ratio used for each share class, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the charts and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Value and Restructuring Fund – Class A Shares

Maximum Initial Sales Charge 5.75%		Initial Hypothetical Investment Amount $10,000.00			Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses		Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.24%	-2.21%	(b)	$9,779.38	$694.07
2	10.25%	1.24%	1.47%		$10,147.08	$123.54
3	15.76%	1.24%	5.29%		$10,528.62	$128.19
4	21.55%	1.24%	9.24%		$10,924.49	$133.01
5	27.63%	1.24%	13.35%		$11,335.25	$138.01
6	34.01%	1.24%	17.61%		$11,761.46	$143.20
7	40.71%	1.24%	22.04%		$12,203.69	$148.58
8	47.75%	1.24%	26.63%		$12,662.55	$154.17
9	55.13%	1.24%	31.39%		$13,138.66	$159.97
10	62.89%	1.24%	36.33%		$13,632.67	$165.98
Total Gain After Fees and Expenses					$3,632.67
Total Annual Fees and Expenses Paid						$1,988.72

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

(b)	Reflects deduction of the maximum initial sales charge.

42

Hypothetical Fees and Expenses

Columbia Value and Restructuring Fund – Class C Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.99%	3.01%	$10,301.00	$201.99
2	10.25%	1.99%	6.11%	$10,611.06	$208.07
3	15.76%	1.99%	9.30%	$10,930.45	$214.34
4	21.55%	1.99%	12.59%	$11,259.46	$220.79
5	27.63%	1.99%	15.98%	$11,598.37	$227.44
6	34.01%	1.99%	19.47%	$11,947.48	$234.28
7	40.71%	1.99%	23.07%	$12,307.10	$241.33
8	47.75%	1.99%	26.78%	$12,677.54	$248.60
9	55.13%	1.99%	30.59%	$13,059.14	$256.08
10	62.89%	1.99%	34.52%	$13,452.22	$263.79
Total Gain After Fees and Expenses				$3,452.22
Total Annual Fees and Expenses Paid					$2,316.71

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Value and Restructuring Fund – Class R Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.49%	3.51%	$10,351.00	$151.61
2	10.25%	1.49%	7.14%	$10,714.32	$156.94
3	15.76%	1.49%	10.90%	$11,090.39	$162.45
4	21.55%	1.49%	14.80%	$11,479.67	$168.15
5	27.63%	1.49%	18.83%	$11,882.60	$174.05
6	34.01%	1.49%	23.00%	$12,299.68	$180.16
7	40.71%	1.49%	27.31%	$12,731.40	$186.48
8	47.75%	1.49%	31.78%	$13,178.27	$193.03
9	55.13%	1.49%	36.41%	$13,640.83	$199.80
10	62.89%	1.49%	41.20%	$14,119.62	$206.82
Total Gain After Fees and Expenses				$4,119.62
Total Annual Fees and Expenses Paid					$1,779.49

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

43

For More Information

You’ll find more information about the Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds
c/o Columbia Management Services, Inc.
P.O. Box 8081, Boston, MA 02266-8081

By Telephone:	800.345.6611

Online:	www.columbiafunds.com

Annual and Semi-Annual

Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

For purposes of any electronic version of this prospectus, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this prospectus.

The investment company registration number of Columbia Funds Series Trust I, of which the Fund is a series, is 811-04367.

Columbia Value and Restructuring Fund Class A, Class C and Class R Shares

Prospectus, August 1, 2008

©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/153854-0808

Prospectus

August 1, 2008

Columbia Funds

Columbia Value and Restructuring Fund

Class Z Shares

Advised by Columbia Management Advisors, LLC

NOT FDIC-INSURED	Not Bank Issued	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK GUARANTEED	May Lose Value

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about Columbia Value and Restructuring Fund (the Fund), which is one of the equity funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of the Fund, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information,

■	fees and expenses, and

■	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

■	a discussion of the Fund’s primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and
■	a description of the Fund’s Class Z shares offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Fund, including:

■	how to buy, sell and exchange shares of the Fund, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of the Fund’s financial information, and

■	hypothetical fee and expense data that show the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

■	by telephone at 800.345.6611.

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management Group, LLC

The Fund is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Value and Restructuring Fund

FUNDimensions™
Columbia Value and Restructuring Fund
Investment Objective:	Long-term capital appreciation
Investment Style:	Large Value
Benchmarks:	Standard & Poor’s (S&P) 500® Index(a) Russell 1000 Value Index
Ticker Symbol:	Class Z: UMBIX
Principal Risks:	Investment strategy risk Market risk Value securities risk Foreign securities risk Emerging market securities risk Derivatives risk Smaller company securities risk Special situations risk

(a)

“Standard & Poor’s” and “S&P” are trademarks of The McGraw-Hill Companies, Inc. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

FUNDamentals™

Benchmarks

Benchmarks are indices that provide some guidance in assessing fund performance. A fund does not, however, limit its investments to the securities within its benchmark(s), and a fund’s holdings can differ from those of any particular benchmark or index. Benchmarks are only guideposts for performance.

FUNDamentals™

Equity Funds

Equity funds invest primarily in equity securities of companies that have the potential to provide you with higher returns than many other kinds of investments, but they also tend to have higher risk.

Equity funds may be a suitable investment for you if you:

■  have longer term investment goals,

■  maintain a diversified investment portfolio, and

■  are not looking for a regular stream of income.

FUNDamentals™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

  Investment Objective

The Fund seeks long-term capital appreciation.

  Principal Investment Strategies

Under normal circumstances, the Fund invests at least 65% of its assets in common stocks of companies that the Advisor believes will benefit from various types of restructuring efforts or industry consolidation. The Fund may invest in companies that have market capitalizations of any size.

The Fund may invest in foreign securities, including securities of companies in emerging market countries. The Fund may invest directly in foreign securities or indirectly through depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies.

The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The Fund may invest in special situations such as initial public offerings, in companies involved in management changes, tender offers, mergers and other corporate restructurings and in companies developing new technologies.

The Advisor combines fundamental and quantitative analysis with risk management in identifying value opportunities and constructing the Fund’s portfolio. The Advisor considers, among other factors:

■

the potential impact of restructuring activities such as consolidations, outsourcing, corporate reorganizations, changes in management or business model changes on a company’s potential for long-term growth.

■	businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors.

■

various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, price-to-book value and discounted cash flow. The Advisor believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation.

5

Columbia Value and Restructuring Fund

■	a company’s current operating margins relative to its historic range and future potential.

■	potential indicators of stock price appreciation, such as anticipated earnings growth, new product opportunities, or anticipated improvements in macroeconomic factors.

The Advisor may sell a security when the security’s price reaches a target set by the Advisor; if the Advisor believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

FUNDamentals™

Multi-Cap Funds

Multi-cap funds invest in companies of any capitalization size, which include small-, medium- and large-capitalization companies. For instance, a fund may invest in large, established and well-known U.S. and foreign companies, as well as small, new and relatively unknown companies that are believed to have the potential to grow significantly.

FUNDamentals™

Value Investing

Value investing means looking for “undervalued” companies – companies that may be currently out of favor and selling at prices below where the Advisor believes “true” value is and therefore may have potential to increase in value.

  Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Value Securities Risk – Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Advisor’s future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

■

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for

6

Columbia Value and Restructuring Fund

foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

■

Emerging Market Securities Risk – Securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

■

Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the SAI.

■

Smaller Company Securities Risk – Securities of small- or mid-capitalization companies (“smaller companies”) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but also may have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

■

Special Situations Risk – Securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, may present special risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering,

7

Columbia Value and Restructuring Fund

and the market price of the securities may be subject to significant and unpredictable fluctuations. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

8

Columbia Value and Restructuring Fund

  Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class Z shares(a) has varied from year to year.

*	Year-to-date return as of June 30, 2008: 0.06%

(a)

The Fund commenced operations on March 31, 2008. The calendar year returns shown for all periods are the returns of Shares Class shares of Value and Restructuring Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc. The returns shown have not been adjusted to reflect differences in expenses. If differences in expenses were reflected, the returns shown for all periods would be higher.

Best and Worst Quarterly Returns During this Period

Best:	4th quarter 1999:	28.03%
Worst:	3rd quarter 1998:	-20.46%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

9

Columbia Value and Restructuring Fund

Average Annual Total Return as of December 31, 2007

The table below shows the Fund’s Class Z shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table compares the Fund’s returns for each period with those of the Standard & Poor’s (S&P) 500® Index and the Russell 1000 Value Index. The S&P 500® Index tracks the performance of 500 widely held, large capitalization U.S. stocks. The Russell 1000 Value Index measures the performance of those companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index measures the performance of 1000 of the largest U.S. companies, based on market capitalization. Indices are not available for investment, and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year		5 years		10 years
Class Z shares returns before taxes	10.43%	(a)	19.73%	(a)	11.65%	(a)
Class Z shares returns after taxes on distributions	10.09%	(a)	19.53%	(a)	11.38%	(a)
Class Z shares returns after taxes on distributions and sale of Fund shares	7.23%	(a)	17.48%	(a)	10.32%	(a)
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	5.49%		12.83%		5.91%
Russell 1000 Value Index (reflects no deductions for fees, expenses or taxes)	-0.17%		14.63%		7.68%

(a)

The Fund commenced operations on March 31, 2008. The returns shown for all periods are the returns of Shares Class shares of Value and Restructuring Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc. The returns shown reflect that Class Z shares are sold without sales charges, but have not been adjusted to reflect differences in expenses. If differences in expenses were reflected, the returns shown for all periods would be higher.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or IRAs.

10

Columbia Value and Restructuring Fund

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class Z shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs, such as brokerage commissions on the purchase and sale of portfolio securities, in addition to the annual Fund operating expenses disclosed in the fee table.

11

Columbia Value and Restructuring Fund

Shareholder Fees (paid directly from your investment)

Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

Class Z Shares
Management fees(a)(b)	0.75%
Distribution and service (12b-1) fees	0.00%
Other expenses(c)	0.19%
Acquired fund fees and expenses(d)	0.05%
Total annual Fund operating expenses(e)	0.99%

(a)

Management fees include an investment advisory fee of 0.60% and an administrative fee of 0.15%. The Advisor has implemented a breakpoint schedule for the Fund’s investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The breakpoint schedule for the Fund is as follows: 0.60% for assets up to $10 billion; 0.43% for assets in excess of $10 billion.

(b)

The Administrator has voluntarily agreed to waive 0.05% of the fees payable to it. If this waiver were reflected in the table, “Management fees” would be 0.70% and “Total annual Fund operating expenses” would be 0.94%. The Administrator, at its discretion, may revise or discontinue this arrangement at any time.

(c)	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.

(d)

Acquired Fund fees and expenses include fees and expenses associated with the Fund’s investments in other investment companies. Since they are incurred only indirectly by the Fund, such fees and expenses are not considered ordinary operating expenses of the Fund for purposes of a contractual expense limitation, if any.

(e)

The Advisor has contractually agreed to bear a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed 0.98% annually through July 31, 2009.

12

Columbia Value and Restructuring Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class Z shares of the Fund for the periods indicated,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class Z Shares	$101	$315	$547	$1,213

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

13

Columbia Value and Restructuring Fund

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Investment Guidelines

As a general matter, unless otherwise noted, whenever an investment policy or limitation states a percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of the security or asset.

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in the Columbia Money Market Funds

The Fund may invest uninvested cash and cash collateral received in connection with its securities lending program in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned, or if it incurs losses on the reinvestment of cash collateral.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q (forms filed with the SEC that include portfolio holdings information) for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately 15 calendar days after such month-end.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates may also be disclosed on the Columbia Funds’ website.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions, including, for example, investing in money market instruments or holding cash or cash equivalents. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call

14

Columbia Value and Restructuring Fund

800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover can generate larger distributions of short-term capital gains to shareholders, which for individuals are generally taxable at higher rates than long-term capital gains for federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s historical portfolio turnover rates in the Financial Highlights.

15

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of June 30, 2008, the Advisor had assets under management of approximately $390.7 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. In rendering investment advisory services, the Advisor may use the portfolio management and research resources of Columbia Management Pte. Ltd., an affiliate of the Advisor. The Advisor may also use the research and other expertise of other affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s current fiscal year, aggregate advisory fees paid to the Advisor by the Fund are expected to amount to 0.60% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended March 31, 2008.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

At present, the Advisor has not engaged any investment sub-advisor for the Fund.

16

Management of the Fund

Portfolio Managers

Information about the Advisor’s portfolio managers who are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

David J. Williams

Co-manager. Service with the Fund since 2008 and with the predecessor fund since 1992.

Managing Director of the Advisor; associated with the Advisor or its predecessors since 1987.

Timothy Evnin

Co-manager. Service with the Fund since 2008 and with the predecessor fund since 1992.

Managing Director of the Advisor; associated with the Advisor or its predecessors since 1987.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee,

as a % of Average Daily Net Assets

Columbia Value and Restructuring Fund	0.15%

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Bank of America affiliates, for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees, subject to certain limitations, paid by the Transfer Agent on the Fund’s behalf.

17

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates may also provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

■	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;
■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These types of conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates – Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

18

Management of the Fund

Certain Legal Matters

On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) (“Columbia”) and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the “Distributor”) (collectively, the “Columbia Group”) entered into an Assurance of Discontinuance with the New York Attorney General (“NYAG”) (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission (“SEC”) (the “SEC Order”) on matters relating to mutual fund trading.

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group’s applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the $140 million in settlement amounts described above is being distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007. Distributions under the distribution plan began in late June 2007.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia

Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court’s memoranda dated November 3, 2005, the United States District Court for the District of Maryland granted in part and denied in part the defendants’ motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 (“ICA”) and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption (“the CDSC Lawsuit”). The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

On September 14, 2007, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. The settlement is subject to court approval.

19

Management of the Fund

In 2004, the Columbia Funds’ adviser and distributor and certain affiliated entities and individuals were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. Certain Columbia Funds were named as nominal defendants. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and entered final judgment in favor of the defendants. The plaintiffs appealed to the United States Court of Appeals for the First Circuit on December 30, 2005. A stipulation and settlement agreement dated January 19, 2007 was filed in the First Circuit on February 14, 2007, with a joint stipulation of dismissal and motion for remand to obtain district court approval of the settlement. That joint motion was granted and the appeal was dismissed. On March 6, 2007, the case was remanded to the District Court. The settlement, approved by the District Court on September 18, 2007, became effective October 19, 2007. Pursuant to the settlement, the funds’ adviser and/or its affiliates made certain payments, including plaintiffs’ attorneys’ fees and costs of notice to class members.

20

About Class Z Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this prospectus: Class Z shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class Z shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

Class Z Shares
Eligible Investors and Minimum Initial Investments	Class Z shares are available only to certain eligible investors, which are subject to different minimum initial investment requirements. These minimum initial investment amounts range from $0 to $2,500. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for details.
Investment Limits	none
Conversion Features	none
Front-End Sales Charges	none
Contingent Deferred Sales Charges (CDSCs)	none
Maximum Distribution and Service Fees	none

FUNDamentals™
Selling and/or Servicing Agents The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for	example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

21

About Class Z Shares

Financial Intermediary Compensation

The Distributor and the Advisor may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and the Advisor may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

The Distributor, the Transfer Agent and the Advisor may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.15% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the Advisor. The Distributor and the Advisor may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the Advisor and their affiliates are paid out of the Distributor’s and the Advisor’s own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and the Advisor and their affiliates and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and the Advisor have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

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Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals™
NAV Calculation
Each of the Fund’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

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Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date.

FUNDamentals™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than

$100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of your account application. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

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Buying, Selling and Exchanging Shares

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds generally will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such an automatic sale. Generally, you may avoid such an automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

If the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not

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Buying, Selling and Exchanging Shares

apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or former Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Columbia Funds or certain of their service providers will enter into information sharing agreements with financial intermediaries, including participating life insurance companies and financial intermediaries that sponsor or offer retirement plans through which shares of the Columbia Funds are made available for purchase. Pursuant to Rule 22c-2, financial intermediaries are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and procedures. See Buying, Selling and Exchanging Shares – Excessive Trading Practices for more information.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the

Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts

26

Buying, Selling and Exchanging Shares

maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

■	negative impact on the Fund’s performance;

■	potential dilution of the value of the Fund’s shares;

■

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

■	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

■	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

■	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

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Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Once you have opened an account, you can buy Class Z shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer. Class Z shares are only available to the categories of eligible investors described below, each of which is subject to its own minimum initial investment requirements.

For investors establishing a Systematic Investment Plan, the minimum initial investment is $50.

Minimum Initial Investments

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

■

Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

■

Any health savings account sponsored by a third party platform, including those sponsored by Bank of America affiliates, and any omnibus group retirement plan for which a financial intermediary or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

■

Any investor participating in a wrap program sponsored by a financial intermediary or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $1,000:

■

Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a financial intermediary or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,500:

■

Any client of Bank of America or one of its subsidiaries buying shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America or the subsidiary.

■	Any investor buying shares through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code.

■

Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z Shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with another fund distributed by the Distributor.

■	Any trustee or director (or family member of a trustee or director) of a fund distributed by the Distributor.

■	Any employee (or family member of an employee) of Bank of America or one of its subsidiaries.

■	Any investor participating in an account offered by a financial intermediary or other entity that provides services to such an account, is paid an asset-based fee by the

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Buying, Selling and Exchanging Shares

investor and is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor buying shares through a financial intermediary must independently satisfy the minimum investment requirement noted above).

■

Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

■

Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Bank of America and its affiliates and/or subsidiaries.

Minimum Additional Investments

There is no minimum additional investment for Class Z shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan.

Dividend Diversification

Generally, you may automatically invest distributions made by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made by a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class Z shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class Z shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

Other Purchase Rules You Should Know

■	Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated net asset value per share.

■	You generally buy Class Z shares at net asset value per share because no front-end sales charge applies to purchases of this share class.

■

The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

■	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class Z shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class Z shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

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Buying, Selling and Exchanging Shares

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class Z shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, we may require your signature to be Medallion guaranteed.

You can choose to receive your withdrawals via check or direct deposit into your bank account. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

■	Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated net asset value per share.

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■	If you paid for your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

■	No interest will be paid on uncashed redemption checks.

■

Columbia Funds can delay payment of the sale proceeds for up to seven days and may suspend redemptions and/or postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

■	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

■	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class Z shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact the Transfer Agent or your financial advisor to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

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Buying, Selling and Exchanging Shares

Other Exchange Rules You Should Know

■	Exchanges are made at net asset value.

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■	The rules for buying shares of a Columbia Fund generally apply to exchanges into that Fund.

■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.

■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■	Unless your account is part of a tax-advantaged retirement plan, an exchange for shares of another fund is a taxable event, and you may recognize a gain or loss for tax purposes.

31

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	quarterly
Distributions	quarterly

The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the distribution was declared. If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sale of such shares. Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution of net investment income or net realized capital gain, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check the Fund’s distribution schedule above before you invest.

If you buy shares of the Fund when it holds securities with unrealized capital gain, you may, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes any net realized gain. Any such distribution is generally subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset capital gains realized by the Fund that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

32

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. In addition, you should be aware of the following:

■

The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

■

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

■

A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Fund shares (including those paid in securities) usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares

(or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term or disallowed.

■

The Fund is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

FUNDamentals™

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

33

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

The information in the financial highlights table represents Shares Class shares of Value and Restructuring Fund, a series of Excelsior Funds, Inc. (Value and Restructuring Fund), the predecessor to the Fund prior to March 31, 2008. The information for the fiscal year ended March 31, 2007 and March 31, 2008 has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. You can request a free annual report containing those financial statements by calling 800.345.6611.

The independent registered public accounting firm’s report and the Fund’s financial statements are incorporated by reference into the SAI. The information for the fiscal years ended March 31, 2006, 2005 and 2004 were audited by Value and Restructuring Fund’s previous independent registered public accounting firm, whose report expressed unqualified opinions.

Columbia Value and Restructuring Fund – Class Z Shares

	Year Ended March 31,
	2008(a)(b)		2007	2006	2005		2004
Net Asset Value, Beginning of Period	$54.33		$49.36	$41.40	$37.57		$23.66
Income from Investment Operations
Net Investment Income	0.60	(c)	0.45 (c)	0.53 (c)	0.34	(c)	0.24
Net Realized and Unrealized Gain (Loss) on Investments, Foreign Currency and Written Options	(1.47)		5.00	7.88	3.83		13.90
Total from Investment Operations	(0.87)		5.45	8.41	4.17		14.14
Less Distributions to Shareholders
From Net Investment Income	(0.73)		(0.48)	(0.45)	(0.34)		(0.23)
From Net Realized Gains	(0.51)		—	—	—		—
Total Distributions to Shareholders	(1.24)		(0.48)	(0.45)	(0.34)		(0.23)
Net Asset Value, End of Period	$52.22		$54.33	$49.36	$41.40		$37.57
Total Return(d)	(1.74	)%(e)	11.14%	20.45%	11.16	%(e)	60.06	%(e)
Ratios to Average Net Assets/Supplemental Data
Net Expenses(f)	1.02%		1.05%	1.05%	1.07%		0.99%
Waiver/Reimbursement	0.04%		—%	—%	0.02%		0.15%
Net Investment Income(f)	1.07%		0.90%	1.18%	0.87%		0.78%
Portfolio Turnover Rate	11%		13%	12%	8%		4%
Net Assets, Endof Period (000’s)	$8,980,358		$7,767,713	$6,230,754	$4,469,075		$3,244,851

(a)

On March 31, 2008, Shares class of Value and Restructuring Fund, a series of Excelsior Funds, Inc., was reorganized into the Fund’s Class Z shares. The financial information of Class Z shares includes the financial information of Value and Restructuring Fund’s Shares class.

(b)	On March 31, 2008, Value and Restructuring Fund’s Institutional Shares class was reorganized into the Fund’s Class Z shares.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(f)	The benefits derived from custody credits had an impact of less than 0.01%.

34

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Class Z shares of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The annual expense ratio used for the share class, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower.

Columbia Value and Restructuring Fund – Class Z Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.99%	4.01%	$10,401.00	$100.98
2	10.25%	0.99%	8.18%	$10,818.08	$105.03
3	15.76%	0.99%	12.52%	$11,251.89	$109.25
4	21.55%	0.99%	17.03%	$11,703.09	$113.63
5	27.63%	0.99%	21.72%	$12,172.38	$118.18
6	34.01%	0.99%	26.60%	$12,660.49	$122.92
7	40.71%	0.99%	31.68%	$13,168.18	$127.85
8	47.75%	0.99%	36.96%	$13,696.22	$132.98
9	55.13%	0.99%	42.45%	$14,245.44	$138.31
10	62.89%	0.99%	48.17%	$14,816.68	$143.86
Total Gain After Fees and Expenses				$4,816.68
Total Annual Fees and Expenses Paid					$1,212.99

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

35

For More Information

You’ll find more information about the Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds
c/o Columbia Management Services, Inc.
P.O. Box 8081, Boston, MA 02266-8081

By Telephone:	800.345.6611

Online:	www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

For purposes of any electronic version of this prospectus, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this prospectus.

The investment company registration number of Columbia Funds Series Trust I, of which the Fund is a series, is 811-04367.

Columbia Value and Restructuring Fund

Class Z Shares

Prospectus, August 1, 2008

©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/153966-0808

Prospectus

August 1, 2008

Columbia Funds

Columbia Select Small Cap Fund

Class A, Class C and Class R Shares

Advised by Columbia Management Advisors, LLC

NOT FDIC-INSURED	Not Bank Issued	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK GUARANTEED	May Lose Value

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about Columbia Select Small Cap Fund (the Fund), which is one of the equity funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of the Fund, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information,

■	fees and expenses, and

■	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

■	a discussion of the Fund’s primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and
■	a summary of the Fund’s various share classes offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Fund, including:

■	how to buy, sell and exchange shares of the Fund, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of the Fund’s financial information, and

■	hypothetical fee and expense data that show the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

■	by telephone at 800.345.6611.

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management

Group, LLC

The Fund is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Select Small Cap Fund

FUNDimensions™
Columbia Select Small Cap Fund
Investment Objective:	Long-term capital appreciation
Investment Style:	Small Growth
Benchmark:	Russell 2000 Index
Ticker Symbols:	Class A: ESCAX Class C: ESCCX Class R: URLCX
Principal Risks:	Investment strategy risk Market risk Smaller company securities risk Growth securities risk Value securities risk Convertible securities risk Derivatives risk Special situations risk

FUNDamentals™

Benchmarks

Benchmarks are indices that provide some guidance in assessing fund performance. A fund does not, however, limit its investments to the securities within its benchmark(s), and a fund’s holdings can differ from those of any particular benchmark or index. Benchmarks are only guideposts for performance.

FUNDamentals™

Equity Funds

Equity funds invest primarily in equity securities of companies that have the potential to provide you with higher returns than many other kinds of investments, but they also tend to have higher risk.

Equity funds may be a suitable investment for you if you:

■  have longer term investment goals,

■  maintain a diversified investment portfolio, and

■  are not looking for a regular stream of income.

FUNDamentals™

Smaller Company Funds

Smaller company funds invest in smaller companies with potentially promising products or that are operating in potentially dynamic fields. These companies may experience relatively more rapid earnings growth than larger companies but may have a relatively greater difficulty securing financing and may be relatively more prone to setbacks than larger, more established companies.

  Investment Objective

The Fund seeks long-term capital appreciation.

  Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that have market capitalizations in the range of companies in the Russell 2000 Index at the time of purchase (between $35 million and $3,871 million as of June 30, 2008). The Fund invests in equity securities, including common stocks and convertible securities, of companies that the Advisor believes are attractively valued and have the potential for long-term growth. Convertible securities may include, among others, preferred stock, warrants and debentures.

The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The Fund may invest in special situations such as initial public offerings, in companies involved in management changes, tender offers, mergers and other corporate restructurings and in companies developing new technologies.

The Advisor combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers, among other factors:

■

various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, price-to-book value and discounted cash flow. The Advisor believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation.

■

potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors.

■

the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.

■	overall economic and market conditions.

5

Columbia Select Small Cap Fund

The Advisor may sell a security when the security’s price reaches a target set by the Advisor; if the Advisor believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

FUNDamentals™

Focused Funds

Focused funds generally hold fewer investments than other kinds of funds. This means they can have greater price swings than more diversified funds. It also means they may have relatively higher returns when an investment performs well or relatively lower returns when an investment performs poorly.

  Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Smaller Company Securities Risk – Securities of small- or mid-capitalization companies (“smaller companies”) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but also may have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

■

Growth Securities Risk – Because growth securities typically trade at a higher multiple of earnings than other types of securities, the value of growth securities may be more sensitive to changes in current or expected earnings than the prices of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

■

Value Securities Risk – Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Advisor’s future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

■

Convertible Securities Risk – Convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. Because the value of a convertible security can be influenced by both interest rates and market movements, a

6

Columbia Select Small Cap Fund

convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company’s common stockholders but after holders of any senior debt obligations of the company. The Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Fund’s return.

■

Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the SAI.

■	Special Situations Risk – Securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, may present special risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and the market price of the securities may be subject to significant and unpredictable fluctuations. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

7

Columbia Select Small Cap Fund

  Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class A shares(a) has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

*	Year-to-date return as of June 30, 2008: -15.36%

(a)

The Fund commenced operations on March 31, 2008. The calendar year returns shown include the returns of Class A shares of Small Cap Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc., for periods after September 27, 2007, and include the returns of Shares Class shares of Small Cap Fund for periods prior to September 28, 2007. The returns shown have not been adjusted to reflect differences in expenses. If differences in expenses were reflected, the returns shown for periods prior to September 28, 2007 would be lower.

Best and Worst Quarterly Returns During this Period

Best:	2nd quarter 2003:	29.04%
Worst:	3rd quarter 1998:	-24.77%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

8

Columbia Select Small Cap Fund

Average Annual Total Return as of December 31, 2007

The table below shows the Fund’s Class A shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The returns shown reflect applicable sales charges. The table also shows the average annual returns for the Fund’s Class C and Class R shares, but it does not show those classes’ after-tax returns, which will vary from those shown for the Fund’s Class A shares. The table compares the Fund’s returns for each period with those of the Russell 2000 Index, an unmanaged index composed of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index is composed of 3,000 of the largest U.S. companies by market capitalization. Indices are not available for investment, and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year		5 years		10 years
Class A shares returns before taxes	4.44%	(a)	17.87%	(a)	7.74%	(a)
Class A shares returns after taxes on distributions	3.28%	(a)	17.21%	(a)	7.19%	(a)
Class A shares returns after taxes on distributions and sale of Fund shares	4.42%	(a)	15.77%	(a)	6.68%	(a)
Class C shares returns before taxes	9.63%	(a)	19.24%	(a)	8.36%	(a)
Class R shares returns before taxes	10.30%	(b)	18.92%	(b)	8.21%	(b)
Russell 2000 Index (reflects no deductions for fees, expenses or taxes)	-1.57%		16.25%		7.08%

(a)

The Fund commenced operations on March 31, 2008. The returns shown include the returns of Class A shares or Class C shares, as applicable, of Small Cap Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc., for periods after September 27, 2007, and include the returns of Shares Class shares of Small Cap Fund for periods prior to September 28, 2007. The returns shown reflect applicable sales charges, but have not been adjusted to reflect differences in expenses. If differences in expenses were reflected, the returns shown for periods prior to September 28, 2007 would be lower.

(b)

The Fund commenced operations on March 31, 2008. The returns shown include the returns of Retirement Shares Class shares of Small Cap Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc., for periods after December 30, 2004, and include the returns of Shares Class shares of Small Cap Fund for periods prior to December 31, 2004. The returns shown have not been adjusted to reflect differences in expenses. If differences in expenses were reflected, the returns shown for periods prior to December 31, 2004 would be lower.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or IRAs.

9

Columbia Select Small Cap Fund

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class A, Class C and Class R shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

■  distribution and service fees (sometimes referred to in the industry as “12b-1 fees”), which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors, including affiliates of Bank of

    America. See Choosing a Share Class – Distribution and Service Fees for more information.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs, such as brokerage commissions on the purchase and sale of portfolio securities, in addition to the annual Fund operating expenses disclosed in the fee table.

10

Columbia Select Small Cap Fund

Shareholder Fees (paid directly from your investment)

	Class A Shares		Class C Shares		Class R Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%		N/A		N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	(a)	1.00%	(b)	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

	Class A Shares	Class C Shares	Class R Shares
Management fees(c)(d)	0.90%	0.90%	0.90%
Distribution and service (12b-1) fees	0.25%	1.00%	0.50%
Other expenses(e)	0.23%	0.23%	0.23%
Acquired fund fees and expenses	—	—	—
Total annual Fund operating expenses(f)	1.38%	2.13%	1.63%

(a)

This charge applies to investors who buy $1 million or more of Class A shares and redeem them within one year of purchase, with certain limited exceptions. See Choosing a Share Class – Sales Charges and Commissions for details.

(b)

This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions. See Choosing a Share Class – Sales Charges and Commissions for details.

(c)

Management fees include an investment advisory fee of 0.75% and an administrative fee of 0.15%. The Advisor has implemented a breakpoint schedule for the Fund’s investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The breakpoint schedule for the Fund is as follows: 0.75% for assets up to $1 billion; and 0.62% for assets in excess of $1 billion.

(d)

The Administrator has voluntarily agreed to waive 0.05% of the fees payable to it. If this waiver were reflected in the table, “Management fees” would be 0.85% and “Total annual Fund operating expenses” would be 1.33%, 2.08% and 1.58% for Class A, Class C and Class R shares, respectively. The Administrator, at its discretion, may revise or discontinue this arrangement at any time.

(e)	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.

(f)

The Advisor has contractually agreed to bear a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed 1.25% annually through July 31, 2009.

11

Columbia Select Small Cap Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class A, Class C or Class R shares of the Fund for the periods indicated,

■	you pay the maximum applicable sales charge,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A Shares	$707	$987	$1,287	$2,137
Class C Shares
Assuming no redemption	$216	$667	$1,144	$2,462
Assuming complete redemption of shares at the end of the period	$316	$667	$1,144	$2,462
Class R Shares
Assuming no redemption	$166	$514	$887	$1,933

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

12

Columbia Select Small Cap Fund

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Investment Guidelines

As a general matter, unless otherwise noted, whenever an investment policy or limitation states a percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of the security or asset.

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in the Columbia Money Market Funds

The Fund may invest uninvested cash and cash collateral received in connection with its securities lending program in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned, or if it incurs losses on the reinvestment of cash collateral.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q (forms filed with the SEC that include portfolio holdings information) for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately 30 calendar days after such month-end and the Fund’s largest 15 holdings as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates may also be disclosed on the Columbia Funds’ website.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions, including, for example, investing in money market instruments or holding cash or cash equivalents. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

13

Columbia Select Small Cap Fund

Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover can generate larger distributions of short-term capital gains to shareholders, which for individuals are generally taxable at higher rates than long-term capital gains for federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s historical portfolio turnover rates in the Financial Highlights.

14

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of June 30, 2008, the Advisor had assets under management of approximately $390.7 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. In rendering investment advisory services, the Advisor may use the portfolio management and research resources of Columbia Management Pte. Ltd., an affiliate of the Advisor. The Advisor may also use the research and other expertise of other affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s current fiscal year, aggregate advisory fees paid to the Advisor by the Fund are expected to amount to 0.75% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended March 31, 2008.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

At present, the Advisor has not engaged any investment sub-advisor for the Fund.

15

Management of the Fund

Portfolio Manager

Information about the Advisor’s portfolio manager who is primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

Douglas H. Pyle

Service with the Fund since 2008 and with the predecessor fund since 2001.

Managing Director of the Advisor; associated with the Advisor or its predecessors since 1999.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee,

as a % of Average Daily Net Assets

Columbia Select Small Cap Fund	0.15%

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Bank of America affiliates, for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees, subject to certain limitations, paid by the Transfer Agent on the Fund’s behalf.

16

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates may also provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

■	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;
■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These types of conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates –Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

17

Management of the Fund

Certain Legal Matters

On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) (“Columbia”) and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the “Distributor”) (collectively, the “Columbia Group”) entered into an Assurance of Discontinuance with the New York Attorney General (“NYAG”) (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission (“SEC”) (the “SEC Order”) on matters relating to mutual fund trading.

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group’s applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the $140 million in settlement amounts described above is being distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007. Distributions under the distribution plan began in late June 2007.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation
Form 8-K filing on February 10, 2005.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court’s memoranda dated November 3, 2005, the United States District Court for the District of Maryland granted in part and denied in part the defendants’ motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 (“ICA”) and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption (“the CDSC Lawsuit”). The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

18

Management of the Fund

On September 14, 2007, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. The settlement is subject to court approval.

In 2004, the Columbia Funds’ adviser and distributor and certain affiliated entities and individuals were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. Certain Columbia Funds were named as nominal defendants. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and entered final judgment in favor of the defendants. The plaintiffs appealed to the United States Court of Appeals for the First Circuit on December 30, 2005. A stipulation and settlement agreement dated January 19, 2007 was filed in the First Circuit on February 14, 2007, with a joint stipulation of dismissal and motion for remand to obtain district court approval of the settlement. That joint motion was granted and the appeal was dismissed. On March 6, 2007, the case was remanded to the District Court. The settlement, approved by the District Court on September 18, 2007, became effective October 19, 2007. Pursuant to the settlement, the funds’ adviser and/or its affiliates made certain payments, including plaintiffs’ attorneys’ fees and costs of notice to class members.

19

Choosing a Share Class

Comparison of the Share Classes

Shares Class Features

The Fund offers three classes of shares in this prospectus: Class A, Class C and Class R shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class A, Class C and Class R shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

	Class A Shares	Class C Shares	Class R Shares
Eligible Investors and Minimum Initial Investments(a)	Minimum initial investments range from $0 to $2,500; the share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500; the share class is available to the general public for investment.	There is no minimum initial investment, but Class R shares are available only through eligible retirement plans and health savings accounts.
Investment Limits	none	up to $999,999	none
Conversion Features	none	none	none
Front-End Sales Charges(b)	5.75% maximum, declining to 0.00% on investments of $1 million or more	none	none
Contingent Deferred Sales Charges (CDSCs)(b)	none, except a 1.00% CDSC applies to certain investments of between $1 million and $50 million sold within one year of purchase	1.00% on investments sold within one year of purchase	none
Maximum Distribution and Service Fees	0.25% service fee	0.75% distribution fee 0.25% service fee	0.50% distribution fee

(a)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of these share classes.

(b)	See Choosing a Share Class – Reductions/Waivers of Sales Charges for information about certain exceptions to these sales charges.

FUNDamentals™
Selling and/or Servicing Agents The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for	example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

20

Choosing a Share Class

Sales Charges and Commissions

Sales charges, commissions and distribution and service fees (discussed in a separate sub-section below) compensate selling and/or servicing agents, and typically your financial advisor, for selling shares to you and for maintaining and servicing the shares held in your account. These charges, commissions and fees are intended to provide incentives for selling and/or servicing agents to provide these services.

Depending on which share class you choose you will pay these charges either at the outset as a front-end sales charge, at the time you sell your shares as a contingent deferred sales charge and/or over time in the form of increased ongoing fees. Whether the ultimate cost is higher for one class over the other depends on how long you hold your shares.

Class A Shares – Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class A shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for more information.

FUNDamentals™

Front-End Sales Charge Calculation

The table below presents the front-end sales charge as a percentage of both the offering price and the net amount invested.

■  The offering price per share is the net asset value per share plus any front-end sales charge that applies.

■  The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.

The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge in the table) and the net asset value of those shares.

To determine the front-end sales charge you will pay when you buy your shares, the Fund will add the amount of your investment to the value of your account and base the sales charge on the aggregate amount. This approach is designed to assure that you pay the lowest applicable sales charge possible. See Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation.

The front-end sales charge you’ll pay on Class A shares:

■	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

■	is based on the total amount of your purchase and the value of your account.

Class A Shares – Front-End Sales Charge – Breakpoint Schedule

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
$0 – $49,999	5.75%	6.10%	5.00%
$50,000 – $99,999	4.50%	4.71%	3.75%
$100,000 – $249,999	3.50%	3.63%	2.75%
$250,000 – $499,999	2.50%	2.56%	2.00%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	1.00%	(c)(d)

(a)	Purchase amounts and account values are aggregated among all eligible Columbia Fund accounts for purposes of this table.

(b)

Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

(c)

1.00% on purchases from $1 million up to $3 million, 0.50% on purchases of $3 million up to $50 million and 0.25% on amounts of $50 million or more. The Distributor pays selling and/or servicing agents on investments of $1 million or more, but may be reimbursed if a CDSC is deducted when the shares are sold.

(d)

For certain group retirement plans, selling and/or servicing agents are eligible to receive a 1.00% commission from the Distributor on all purchases up to $3 million, including those in amounts of less than $1 million that are coded as commission eligible trades.

21

Choosing a Share Class

Class A Shares – CDSC and Commissions

In some cases, you’ll pay a CDSC if you sell Class A shares that you bought without an initial sales charge.

■

If you bought Class A shares without an initial sales charge because your accounts aggregated $1 million to $50 million at the time of purchase, you will incur a 1.00% CDSC if you redeem those shares within one year of buying them.

■

Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within one year of buying them.

The CDSC on Class A shares:

■	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

■	will not be applied to any shares you receive through reinvested distributions.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class A shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest. The CDSC on Class A shares does not apply to retirement plans buying through a fee-based program.

The Distributor may pay your selling and/or servicing agent an up-front commission of up to 5.00% of the offering price per share when you buy Class A shares. The Distributor funds the commission through the applicable sales charge.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

Class A Shares – Commission Schedule

Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

FUNDamentals™

Contingent Deferred Sales Charge

A contingent deferred sales charge or CDSC is a sales charge applied at the time you sell your shares, unlike a front-end sales charge that is applied at the time of purchase. A CDSC varies based on the length of time that you have held your shares.

Class C Shares – Sales Charges

You don’t pay a front-end sales charge when you buy Class C shares, but you may pay a CDSC when you sell Class C shares.

The CDSC on Class C shares:

■	is applied to the net asset value at the time of your purchase or sale, whichever is lower,

■	will not be applied to any shares you receive through reinvested distributions, and

■	generally declines each year until there is no sales charge for selling shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which your purchase was made. When you place an order to sell your Class C shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest.

Class C Shares – CDSC and Commissions

You’ll pay a CDSC of 1.00% when you sell Class C shares within one year of buying them unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details.

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 1.00% of the net asset value per share when you buy Class C shares. The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution plan and any applicable CDSC applied when you sell your shares. See Choosing a Share Class – Distribution and Service Fees for details.

22

Choosing a Share Class

Class R Shares – Sales Charges and Commissions

You don’t pay a front-end sales charge when you buy Class R shares or a CDSC when you sell your Class R shares. Class R shares are only available for purchase through certain eligible retirement plans and health savings accounts. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more information about investing in Class R shares of the Fund. The Distributor pays an up-front commission directly to your selling and/or servicing agent when you buy Class R shares, according to the following schedule:

Class R Shares – Commission Schedule

Purchase Amount	Commission Level (as a % of net asset value per share)
$0 – $49,999,999	0.50%
$50 million or more	0.25%

The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution plan. See Choosing a Share Class – Distribution and Service Fees for details.

23

Choosing a Share Class

Reductions/Waivers of Sales Charges

Front-End Sales Charge Reductions

There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A shares of the Fund. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation, you may combine the value of eligible accounts maintained by you and your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your accounts, the Fund will use the current public offering price per share.

Second, by making a statement of intent to purchase additional shares, you may pay a lower sales charge on all purchases of Class A shares made within 13 months of the date of your statement of intent. Your statement of intent must state the aggregate amount of purchases you intend to make in that 13-month period, which must be at least $50,000. If you do not complete the purchases described in your statement of intent within 13 months, you will be charged the applicable sales charge on the amount you have invested to that date. To calculate the total value of the purchases you’ve made under a statement of intent, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account.

To obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. It is the responsibility of you and your financial advisor to ensure that you receive discounts for which you are eligible; the Fund is not responsible for a financial advisor’s failure to apply the eligible discount to your account. You may be asked by your financial advisor for account statements or other records to verify your discount eligibility, including, when applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family.

FUNDamentals™

Your “Immediate Family” and
Account Value Aggregation

For purposes of obtaining a Class A shares breakpoint discount, the value of your account will be deemed to include the value of all applicable shares in eligible accounts that are held by your “immediate family,” which includes your spouse (or legal equivalent under state law), parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law. Remember that in order to obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. Group plan accounts are valued at the plan level.

Eligible Accounts

The types of accounts that are eligible for the account value aggregation purposes described above are:

■	individual accounts,

■	joint accounts,

■	certain IRA accounts,

■	certain health savings accounts,

■	certain trust accounts, and

■	Uniform Gifts to Minors Act (UGMA)/Uniform Transfers to Minors Act (UTMA) accounts.

Eligible accounts include those registered in the name of the broker/dealer or other financial intermediary through which you own shares of the Columbia Funds.

Eligible accounts do not include Class R share accounts or accounts holding institutional share classes of the Columbia Money Market Funds (Capital Class shares, Liquidity Class shares, Adviser Class shares, Investor Class shares, Trust Class shares, Institutional Class shares and Marsico shares). Certain share classes are not offered by this prospectus.

24

Choosing a Share Class

Front-End Sales Charge Waivers

Certain investors may buy Class A shares of the Fund at net asset value, without any front-end sales charge that would otherwise apply. These investors include affiliates of the Fund, broker/dealers, investors in wrap fee programs, investors through fee-based advisors, certain retirement plans, certain health savings accounts, certain shareholders of funds that were reorganized into Columbia Funds, investors using the proceeds of sales of Fund shares or of certain Bank of America trust or similar accounts, as well as insurance company separate accounts purchasing for the benefit of group retirement plans. Restrictions may apply to certain accounts and certain transactions.

CDSC Waivers

You may be able to avoid an otherwise applicable CDSC when you sell Class A or Class C shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Columbia Funds or for other reasons.

Generally, a CDSC that would otherwise be applied may be waived for certain sales, including sales made under the Systematic Withdrawal Plan or in connection with the death or post-purchase disability of a shareholder; certain medical expenses; charitable gifts; involuntary sales; and agreements by selling and/or servicing agents to waive or return their commissions. Restrictions may apply to certain accounts and certain transactions.

The Fund may change or cancel these terms at any time. Any change or cancellation applies only to future purchases.

For more information about the sales charge reductions and waivers described here, consult the SAI.

25

Choosing a Share Class

Distribution and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder servicing plans which set the distribution and service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution and service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

Distribution (Rule 12b-1) and Service Fees

	Distribution Fee		Service Fee		Combined Total
Class A	—		0.25%		0.25%
Class C	0.75%		0.25%		1.00%
Class R	0.50%	(a)	—	(a)	0.50%

(a)	The Fund’s Class R shares pay a distribution fee pursuant to the Fund’s distribution plan for Class R shares. The Fund does not have a shareholder servicing plan for Class R shares.

The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution and/or shareholder servicing plans continue. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge you other fees for providing services to your account, which may be different from those described here.

26

Choosing a Share Class

Financial Intermediary Compensation

The Distributor and the Advisor may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and the Advisor may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

The Distributor, the Transfer Agent and the Advisor may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.15% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the Advisor. The Distributor and the Advisor may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the Advisor and their affiliates are paid out of the Distributor’s and the Advisor’s own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and the Advisor and their affiliates and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and the Advisor have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

27

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals™
NAV Calculation
Each of the Fund’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

28

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date.

FUNDamentals™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than

$100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Class R Shares

Remember that Class R shares are only available for purchase, sale or exchange through eligible retirement plans and health savings accounts sponsored by third party platforms, including those sponsored by Bank of America affiliates. Your retirement plan or health savings account administrator or selling and/or servicing agent is responsible for sending your orders to the Transfer Agent or your selling and/or servicing agent, ensuring that we receive your money on time, ensuring that you receive any sale proceeds on time, and recording and reporting your beneficial ownership of shares of the Fund. Contact your retirement plan or health savings account administrator for details.

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of your account application. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

29

Buying, Selling and Exchanging Shares

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds generally will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such an automatic sale. Generally, you may avoid such an automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

If the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment

30

Buying, Selling and Exchanging Shares

Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or former Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Columbia Funds or certain of their service providers will enter into information sharing agreements with financial intermediaries, including participating life insurance companies and financial intermediaries that sponsor or offer retirement plans through which shares of the Columbia Funds are made available for purchase. Pursuant to Rule 22c-2, financial intermediaries are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and procedures. See Buying, Selling and Exchanging Shares – Excessive Trading Practices for more information.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. These

31

Buying, Selling and Exchanging Shares

limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

■	negative impact on the Fund’s performance;

■	potential dilution of the value of the Fund’s shares;

■

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

■	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

■	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

■	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

32

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Eligible Investors

Class A and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer. Class R shares can only be bought through eligible health savings accounts sponsored by third party platforms, including those sponsored by Bank of America affiliates, and the following eligible retirement plans: 401(k) plans; 457 plans; employer-sponsored 403(b) plans; profit sharing and money purchase pension plans; defined benefit plans; and non-qualified deferred compensation plans. Class R shares are not available for investment through retail non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, Simple IRAs, individual 403(b) plans or 529 tuition programs. Contact Columbia Funds or your retirement plan or health savings account administrator for more information about investing in Class R shares.

Minimum Initial Investments

The minimum initial investment for Class A and Class C shares is $2,500 for regular accounts and $1,000 for individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement plans. For investors establishing a Systematic Investment Plan, the minimum initial investment is $50. There is no minimum initial investment for Class A or Class C shares bought through omnibus accounts, wrap accounts or health savings accounts, although your selling and/or servicing agent may impose its own investment minimum. For group retirement plans, the minimum initial investment and minimum additional investment are determined based on the plan’s investment rather than that of its individual participants.

There is no minimum initial investment for Class R shares.

Minimum Additional Investments

There is no minimum additional investment for Class A, Class C or Class R shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan.

Dividend Diversification

Generally, you may automatically invest distributions made by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made by a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class A or Class C shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class A or Class C shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

Other Purchase Rules You Should Know

■	Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering

33

Buying, Selling and Exchanging Shares

price per share, which is the net asset value per share plus any sales charge that applies.

■	You generally buy Class A shares at the public offering price per share because purchases of Class A shares are generally subject to a front-end sales charge.

■	You buy Class C and Class R shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

■

The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

■	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Remember that Class R shares can only be sold through your eligible retirement plan or health savings account. For detailed rules regarding the sale of Class R shares, contact your retirement plan or health savings account administrator.

Wire Redemptions

You may request that your Class A or Class C shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class A or Class C shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A and/or Class C shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, we may require your signature to be Medallion guaranteed.

You can choose to receive your withdrawals via check or direct deposit into your bank account. You won’t pay a CDSC on Class A or Class C shares if you withdraw 12% or less of the value of those shares in a year. Otherwise, Columbia Funds will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated net asset value per share. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■	If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within

34

Buying, Selling and Exchanging Shares

three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you paid for your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

■	No interest will be paid on uncashed redemption checks.

■

Columbia Funds can delay payment of the sale proceeds for up to seven days and may suspend redemptions and/or postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

■	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

■	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class A and/or Class C shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact the Transfer Agent or your financial advisor to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

■	Exchanges are made at net asset value.

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■	A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

■

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Columbia Fund and ends when you sell the shares of the Columbia Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Columbia Fund.

■	The rules for buying shares of a Columbia Fund generally apply to exchanges into that Fund.

■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.

■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■	Unless your account is part of a tax-advantaged retirement plan, an exchange for shares of another fund is a taxable event, and you may recognize a gain or loss for tax purposes.

Same-Fund Exchange Privilege for Class Z Shares

Certain shareholders invested in a class of shares other than Class Z may become eligible to invest in Class Z shares. Upon a determination of such eligibility, any such shareholders will be eligible to exchange their shares for Class Z shares of the same fund, if offered. No sales charges or other charges will apply to any such exchange. Ordinarily, shareholders will not recognize a gain or loss for federal income tax purposes upon such an exchange. Investors should contact their selling and/or servicing agents to learn more about the details of the Class Z shares exchange privilege.

35

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	quarterly
Distributions	quarterly

The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the distribution was declared. If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sale of such shares. Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution of net investment income or net realized capital gains, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check the Fund’s distribution schedule above before you invest.

If you buy shares of the Fund when it holds securities with unrealized capital gain, you may, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes any net realized gain. Any such distribution is generally subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset capital gains realized by the Fund that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

36

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. The Fund expects that distributions will consist primarily of capital gains. In addition, you should be aware of the following:

■

The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

■

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

■

A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Fund shares (including those paid in securities) usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares

(or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term or disallowed.

■

The Fund is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

FUNDamentals™

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

37

Financial Highlights

The financial highlights tables are designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Select Small Cap Fund – Class A Shares

	Period Ended March 31, 2008(a)
Net Asset Value, Beginning of Period	$21.11
Income from Investment Operations
Net Investment Loss(b)	(0.05)
Net Realized and Unrealized Loss on Investments	(3.43)
Total from Investment Operations	(3.48)
Less Distributions to Shareholders
From Net Realized Gains	(1.48)
Net Asset Value, End of Period	$16.15
Total Return(c)(d)(e)(f)	(17.38)%
Ratios to Average Net Assets/Supplemental Data
Net Expenses before Interest Expense(g)(h)	1.20%
Interest Expense(g)	—	%(i)
Net Expenses(g)(h)	1.20%
Waiver/Reimbursement(g)	0.05%
Net Investment Loss(g)(h)	(0.67)%
Portfolio Turnover Rate(c)	73%
Net Assets, End of Period (000’s)	$3,436

(a)

Class A shares of Small Cap Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc. commenced operations on September 28, 2007. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Not annualized.

(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)	Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.

(f)

Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

(g)	Annualized.

(h)	The benefits derived from custody credits had an impact of less than 0.01%.

(i)	Rounds to less than 0.01%.

38

Financial Highlights

Columbia Select Small Cap Fund – Class C Shares

	Period Ended March 31, 2008(a)
Net Asset Value, Beginning of Period	$21.11
Income from Investment Operations
Net Investment Loss(b)	(0.12)
Net Realized and Unrealized Loss on Investments	(3.41)
Total from Investment Operations	(3.53)
Less Distributions to Shareholders
From Net Realized Gains	(1.48)
Net Asset Value, End of Period	$16.10
Total Return(c)(d)(e)(f)	(17.63)%
Ratios to Average Net Assets/Supplemental Data
Net Expenses before Interest Expense(g)(h)	1.95%
Interest Expense(g)	—	%(i)
Net Expenses(g)(h)	1.95%
Waiver/Reimbursement(g)	0.05%
Net Investment Loss(g)(h)	(1.42)%
Portfolio Turnover Rate(c)	73%
Net Assets, End of Period (000’s)	$2,101

(a)

Class C shares of Small Cap Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc. commenced operations on September 28, 2007. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Not annualized.

(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)	Total return at net asset value assuming no contingent deferred sales charge.

(f)

Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

(g)	Annualized.

(h)	The benefits derived from custody credits had an impact of less than 0.01%.

(i)	Rounds to less than 0.01%.

39

Financial Highlights

The information for the fiscal years ended March 31, 2006 and 2005 was audited by Small Cap Fund’s previous independent registered public accounting firm, whose reports expressed unqualified opinions.

Columbia Select Small Cap Fund – Class R Shares

	Year Ended March 31,				Period Ended March 31, 2005(b)
	2008(a)		2007	2006
Net Asset Value, Beginning of Period	$18.98		$19.12	$16.12	$17.00
Income from Investment Operations
Net Investment Loss(c)	(0.21)		(0.22)	(0.19)	(0.04)
Net Realized and Unrealized Gain (Loss) on Investments	(1.43)		1.34	4.08	(0.84)
Total from Investment Operations	(1.64)		1.12	3.89	(0.88)
Less Distributions to Shareholders
From Net Realized Gains	(1.48)		(1.26)	(0.89)	—
Net Asset Value, End of Period	$15.86		$18.98	$19.12	$16.12
Total Return(d)	(9.66	)%(e)(f)	6.23%	24.83%	(5.23	)%(e)(g)
Ratios to Average Net Assets/Supplemental Data
Net Expenses before Interest Expense(h)	1.70%		1.74%	1.56%	1.55	%(i)
Interest Expense	—	%(j)	—%	—%	—%
Net Expenses(h)	1.70%		1.74%	1.56%	1.55	%(i)
Waiver/Reimbursement	0.04%		—%	—%	0.03	%(i)
Net Investment Loss(h)	(1.13)%		(1.21)%	(1.13)%	(1.28	)%(i)
Portfolio Turnover Rate	73%		52%	65%	61	%(g)
Net Assets, End of Period (000’s)	$6,881		$1,827	$1	$1

(a)

On March 31, 2008, Retirement Shares class of Small Cap Fund, a series of Excelsior Funds, Inc., was reorganized into the Fund’s Class R. The financial information of Class R includes the financial information of Small Cap Fund’s Retirement Shares class.

(b)	Retirement Shares commenced operations on December 31, 2004. Per share data and total return reflect activity from that date.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)

Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

(g)	Not annualized.

(h)	The benefits derived from custody credits had an impact of less than 0.01%.

(i)	Annualized.

(j)	Rounds to less than 0.01%.

40

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses. The charts also assume that all dividends and distributions are reinvested. The annual expense ratio used for each share class, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the charts and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Select Small Cap Fund – Class A Shares

Maximum Initial Sales Charge 5.75%		Initial Hypothetical Investment Amount $10,000.00			Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses		Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.38%	-2.34%	(b)	$9,766.19	$707.42
2	10.25%	1.38%	1.20%		$10,119.72	$137.21
3	15.76%	1.38%	4.86%		$10,486.05	$142.18
4	21.55%	1.38%	8.66%		$10,865.65	$147.33
5	27.63%	1.38%	12.59%		$11,258.99	$152.66
6	34.01%	1.38%	16.67%		$11,666.56	$158.19
7	40.71%	1.38%	20.89%		$12,088.89	$163.91
8	47.75%	1.38%	25.27%		$12,526.51	$169.85
9	55.13%	1.38%	29.80%		$12,979.97	$175.99
10	62.89%	1.38%	34.50%		$13,449.84	$182.37
Total Gain After Fees and Expenses					$3,449.84
Total Annual Fees and Expenses Paid						$2,137.11

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

(b)	Reflects deduction of the maximum initial sales charge.

41

Hypothetical Fees and Expenses

Columbia Select Small Cap Fund – Class C Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	2.13%	2.87%	$10,287.00	$216.06
2	10.25%	2.13%	5.82%	$10,582.24	$222.26
3	15.76%	2.13%	8.86%	$10,885.95	$228.64
4	21.55%	2.13%	11.98%	$11,198.37	$235.20
5	27.63%	2.13%	15.20%	$11,519.77	$241.95
6	34.01%	2.13%	18.50%	$11,850.38	$248.89
7	40.71%	2.13%	21.90%	$12,190.49	$256.04
8	47.75%	2.13%	25.40%	$12,540.36	$263.38
9	55.13%	2.13%	29.00%	$12,900.27	$270.94
10	62.89%	2.13%	32.71%	$13,270.50	$278.72
Total Gain After Fees and Expenses				$3,270.50
Total Annual Fees and Expenses Paid					$2,462.08

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Select Small Cap Fund – Class R Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.63%	3.37%	$10,337.00	$165.75
2	10.25%	1.63%	6.85%	$10,685.36	$171.33
3	15.76%	1.63%	10.45%	$11,045.45	$177.11
4	21.55%	1.63%	14.18%	$11,417.69	$183.07
5	27.63%	1.63%	18.02%	$11,802.46	$189.24
6	34.01%	1.63%	22.00%	$12,200.20	$195.62
7	40.71%	1.63%	26.11%	$12,611.35	$202.21
8	47.75%	1.63%	30.36%	$13,036.35	$209.03
9	55.13%	1.63%	34.76%	$13,475.68	$216.07
10	62.89%	1.63%	39.30%	$13,929.81	$223.35
Total Gain After Fees and Expenses				$3,929.81
Total Annual Fees and Expenses Paid					$1,932.78

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

42

Notes

43

For More Information

You’ll find more information about the Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds
c/o Columbia Management Services, Inc.
P.O. Box 8081, Boston, MA 02266-8081

By Telephone:	800.345.6611

Online:	www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

For purposes of any electronic version of this prospectus, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this prospectus.

The investment company registration number of Columbia Funds Series Trust I, of which the Fund is a series, is 811-04367.

Columbia Select Small Cap Fund

Class A, Class C and Class R Shares

Prospectus, August 1, 2008

©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/153965-0808

Prospectus

August 1, 2008

Columbia Funds

Columbia Select Small Cap Fund

Class Z Shares

Advised by Columbia Management Advisors, LLC

NOT FDIC-INSURED	Not Bank Issued	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK GUARANTEED	May Lose Value

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about Columbia Select Small Cap Fund (the Fund), which is one of the equity funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of the Fund, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information,

■	fees and expenses, and

■	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

■	a discussion of the Fund’s primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and
■	a description of the Fund’s Class Z shares offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Fund, including:

■	how to buy, sell and exchange shares of the Fund, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of the Fund’s financial information, and

■	hypothetical fee and expense data that show the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

■	by telephone at 800.345.6611.

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management Group, LLC

The Fund is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Select Small Cap Fund

FUNDimensions™
Columbia Select Small Cap Fund
Investment Objective:	Long-term capital appreciation
Investment Style:	Small Growth
Benchmark:	Russell 2000 Index
Ticker Symbol:	Class Z: UMLCX
Principal Risks:	Investment strategy risk Market risk Smaller company securities risk Growth securities risk Value securities risk Convertible securities risk Derivatives risk Special situations risk

FUNDamentals™

Benchmarks

Benchmarks are indices that provide some guidance in assessing fund performance. A fund does not, however, limit its investments to the securities within its benchmark(s), and a fund’s holdings can differ from those of any particular benchmark or index. Benchmarks are only guideposts for performance.

FUNDamentals™

Equity Funds

Equity funds invest primarily in equity securities of companies that have the potential to provide you with higher returns than many other kinds of investments, but they also tend to have higher risk.

Equity funds may be a suitable investment for you if you:

■  have longer term investment goals,

■  maintain a diversified investment portfolio, and

■  are not looking for a regular stream of income.

FUNDamentals™

Smaller Company Funds

Smaller company funds invest in smaller companies with potentially promising products or that are operating in potentially dynamic fields. These companies may experience relatively more rapid earnings growth than larger companies but may have a relatively greater difficulty securing financing and may be relatively more prone to setbacks than larger, more established companies.

  Investment Objective

The Fund seeks long-term capital appreciation.

  Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that have market capitalizations in the range of companies in the Russell 2000 Index at the time of purchase (between $35 million and $3,871 million as of June 30, 2008). The Fund invests in equity securities, including common stocks and convertible securities, of companies that the Advisor believes are attractively valued and have the potential for long-term growth. Convertible securities may include, among others, preferred stock, warrants and debentures.

The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The Fund may invest in special situations such as initial public offerings, in companies involved in management changes, tender offers, mergers and other corporate restructurings and in companies developing new technologies.

The Advisor combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers, among other factors:

■

various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, price-to-book value and discounted cash flow. The Advisor believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation.

■

potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors.

■

the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.

■	overall economic and market conditions.

5

Columbia Select Small Cap Fund

The Advisor may sell a security when the security’s price reaches a target set by the Advisor; if the Advisor believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

FUNDamentals™

Focused Funds

Focused funds generally hold fewer investments than other kinds of funds. This means they can have greater price swings than more diversified funds. It also means they may have relatively higher returns when an investment performs well or relatively lower returns when an investment performs poorly.

  Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Smaller Company Securities Risk – Securities of small- or mid-capitalization companies (“smaller companies”) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but also may have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

■

Growth Securities Risk – Because growth securities typically trade at a higher multiple of earnings than other types of securities, the value of growth securities may be more sensitive to changes in current or expected earnings than the prices of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

■

Value Securities Risk – Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Advisor’s future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

■

Convertible Securities Risk – Convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market

6

Columbia Select Small Cap Fund

risk. Because the value of a convertible security can be influenced by both interest rates and market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company’s common stockholders but after holders of any senior debt obligations of the company. The Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Fund’s return.

■

Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the SAI.

■

Special Situations Risk – Securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, may present special risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and the market price of the securities may be subject to significant and unpredictable fluctuations. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

7

Columbia Select Small Cap Fund

  Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class Z shares(a) has varied from year to year.

*	Year-to-date return as of June 30, 2008: -15.30%
(a)

The Fund commenced operations on March 31, 2008. The calendar year returns shown for all periods are the returns of Shares Class shares of Small Cap Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc. The returns shown have not been adjusted to reflect differences in expenses. If differences in expenses were reflected, the returns shown for all periods would be higher.

Best and Worst Quarterly Returns During this Period

Best:	2nd quarter 2003:	29.04%
Worst:	3rd quarter 1998:	-24.77%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

8

Columbia Select Small Cap Fund

Average Annual Total Returns as of December 31, 2007

The table below shows the Fund’s Class Z shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table compares the Fund’s returns for each period with those of the Russell 2000 Index, an unmanaged index composed of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index is composed of 3,000 of the largest U.S. companies by market capitalization. Indices are not available for investment, and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year		5 years		10 years
Class Z shares returns before taxes	10.80%	(a)	19.28%	(a)	8.37%	(a)
Class Z shares returns after taxes on distributions	9.57%	(a)	18.60%	(a)	7.83%	(a)
Class Z shares returns after taxes on distributions and sale of Fund shares	8.65%	(a)	17.05%	(a)	7.26%	(a)
Russell 2000 Index (reflects no deductions for fees, expenses or taxes)	-1.57%		16.25%		7.08%

(a)

The Fund commenced operations on March 31, 2008. The returns shown for all periods are the returns of Shares Class shares of Small Cap Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc. The returns shown reflect that Class Z shares are sold without sales charges, but have not been adjusted to reflect differences in expenses. If differences in expenses were reflected, the returns shown for all periods would be higher.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or IRAs.

9

Columbia Select Small Cap Fund

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class Z shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs, such as brokerage commissions on the purchase and sale of portfolio securities, in addition to the annual Fund operating expenses disclosed in the fee table.

10

Columbia Select Small Cap Fund

Shareholder Fees (paid directly from your investment)

Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

Class Z Shares
Management fees(a) (b)	0.90%
Distribution and service (12b-1) fees	0.00%
Other expenses(c)	0.23%
Acquired fund fees and expenses	—
Total annual Fund operating expenses(d)	1.13%

(a)

Management fees include an investment advisory fee of 0.75% and an administrative fee of 0.15%. The Advisor has implemented a breakpoint schedule for the Fund’s investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The breakpoint schedule for the Fund is as follows: 0.75% for assets up to $1 billion; and 0.62% for assets in excess of $1 billion.

(b)

The Administrator has voluntarily agreed to waive 0.05% of the fees payable to it. If this waiver were reflected in the table, “Management fees” would be 0.85% and “Total annual Fund operating expenses” would be 1.08%. The Administrator, at its discretion, may revise or discontinue this arrangement at any time.

(c)	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.

(d)

The Advisor has contractually agreed to bear a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed 1.25% annually through July 31, 2009.

11

Columbia Select Small Cap Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class Z shares of the Fund for the periods indicated,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class Z Shares	$115	$359	$622	$1,375

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

12

Columbia Select Small Cap Fund

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Investment Guidelines

As a general matter, unless otherwise noted, whenever an investment policy or limitation states a percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of the security or asset.

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in the Columbia Money Market Funds

The Fund may invest uninvested cash and cash collateral received in connection with its securities lending program in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned, or if it incurs losses on the reinvestment of cash collateral.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q (forms filed with the SEC that include portfolio holdings information) for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately 30 calendar days after such month-end and the Fund’s largest 15 holdings as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates may also be disclosed on the Columbia Funds’ website.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions, including, for example, investing in money market instruments or holding cash or cash equivalents. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

13

Columbia Select Small Cap Fund

Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover can generate larger distributions of short-term capital gains to shareholders, which for individuals are generally taxable at higher rates than long-term capital gains for federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s historical portfolio turnover rates in the Financial Highlights.

14

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of June 30, 2008, the Advisor had assets under management of approximately $390.7 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. In rendering investment advisory services, the Advisor may use the portfolio management and research resources of Columbia Management Pte. Ltd., an affiliate of the Advisor. The Advisor may also use the research and other expertise of other affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s current fiscal year, aggregate advisory fees paid to the Advisor by the Fund are expected to amount to 0.75% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended March 31, 2008.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

At present, the Advisor has not engaged any investment sub-advisor for the Fund.

15

Management of the Fund

Portfolio Manager

Information about the Advisor’s portfolio manager who is primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

Douglas H. Pyle

Service with the Fund since 2008 and with the predecessor fund since 2001.

Managing Director of the Advisor; associated with the Advisor or its predecessors since 1999.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee,

as a % of Average Daily Net Assets

Columbia Select Small Cap Fund	0.15%

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Bank of America affiliates, for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees, subject to certain limitations, paid by the Transfer Agent on the Fund’s behalf.

16

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates may also provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

■	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;
■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These types of conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates – Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

17

Management of the Fund

Certain Legal Matters

On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) (“Columbia”) and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the “Distributor”) (collectively, the “Columbia Group”) entered into an Assurance of Discontinuance with the New York Attorney General (“NYAG”) (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission (“SEC”) (the “SEC Order”) on matters relating to mutual fund trading.

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group’s applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the $140 million in settlement amounts described above is being distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007. Distributions under the distribution plan began in late June 2007.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court’s memoranda dated November 3, 2005, the United States District Court for the District of Maryland granted in part and denied in part the defendants’ motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 (“ICA”) and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption (“the CDSC Lawsuit”). The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

On September 14, 2007, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. The settlement is subject to court approval.

18

Management of the Fund

In 2004, the Columbia Funds’ adviser and distributor and certain affiliated entities and individuals were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. Certain Columbia Funds were named as nominal defendants. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and entered final judgment in favor of the defendants. The plaintiffs appealed to the United States Court of Appeals for the First Circuit on December 30, 2005. A stipulation and settlement agreement dated January 19, 2007 was filed in the First Circuit on February 14, 2007, with a joint stipulation of dismissal and motion for remand to obtain district court approval of the settlement. That joint motion was granted and the appeal was dismissed. On March 6, 2007, the case was remanded to the District Court. The settlement, approved by the District Court on September 18, 2007, became effective October 19, 2007. Pursuant to the settlement, the funds’ adviser and/or its affiliates made certain payments, including plaintiffs’ attorneys’ fees and costs of notice to class members.

19

About Class Z Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this prospectus: Class Z shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class Z shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

Class Z Shares
Eligible Investors and Minimum Initial Investments	Class Z shares are available only to certain eligible investors, which are subject to different minimum initial investment requirements. These minimum initial investment amounts range from $0 to $2,500. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for details.
Investment Limits	none
Conversion Features	none
Front-End Sales Charges	none
Contingent Deferred Sales Charges (CDSCs)	none
Maximum Distribution and Service Fees	none

FUNDamentals™
Selling and/or Servicing Agents The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents	include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

20

About Class Z Shares

Financial Intermediary Compensation

The Distributor and the Advisor may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and the Advisor may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

The Distributor, the Transfer Agent and the Advisor may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.15% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the Advisor. The Distributor and the Advisor may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the Advisor and their affiliates are paid out of the Distributor’s and the Advisor’s own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and the Advisor and their affiliates and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and the Advisor have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

21

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals™
NAV Calculation
Each of the Fund’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

22

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date.

FUNDamentals™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of your account application. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

23

Buying, Selling and Exchanging Shares

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds generally will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such an automatic sale. Generally, you may avoid such an automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

If the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders

24

Buying, Selling and Exchanging Shares

holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or former Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Columbia Funds or certain of their service providers will enter into information sharing agreements with financial intermediaries, including participating life insurance companies and financial intermediaries that sponsor or offer retirement plans through which shares of the Columbia Funds are made available for purchase. Pursuant to Rule 22c-2, financial intermediaries are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and procedures. See Buying, Selling and Exchanging Shares – Excessive Trading Practices for more information.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the

Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts

25

Buying, Selling and Exchanging Shares

maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

■	negative impact on the Fund’s performance;

■	potential dilution of the value of the Fund’s shares;

■

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

■	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

■	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

■	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

26

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Once you have opened an account, you can buy Class Z shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer. Class Z shares are only available to the categories of eligible investors described below, each of which is subject to its own minimum initial investment requirements.

For investors establishing a Systematic Investment Plan, the minimum initial investment is $50.

Minimum Initial Investments

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

■

Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

■

Any health savings account sponsored by a third party platform, including those sponsored by Bank of America affiliates, and any omnibus group retirement plan for which a financial intermediary or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

■

Any investor participating in a wrap program sponsored by a financial intermediary or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $1,000:

■

Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a financial intermediary or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,500:

■

Any client of Bank of America or one of its subsidiaries buying shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America or the subsidiary.

■	Any investor buying shares through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code.

■

Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z Shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with another fund distributed by the Distributor.

■	Any trustee or director (or family member of a trustee or director) of a fund distributed by the Distributor.

■	Any employee (or family member of an employee) of Bank of America or one of its subsidiaries.

■

Any investor participating in an account offered by a financial intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Fund for those services, other than payments for shareholder servicing or

27

Buying, Selling and Exchanging Shares

sub-accounting performed in place of the Transfer Agent (each investor buying shares through a financial intermediary must independently satisfy the minimum investment requirement noted above).

■

Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

■

Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Bank of America and its affiliates and/or subsidiaries.

Minimum Additional Investments

There is no minimum additional investment for Class Z shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan.

Dividend Diversification

Generally, you may automatically invest distributions made by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made by a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class Z shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class Z shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

Other Purchase Rules You Should Know

■	Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated net asset value per share.

■	You generally buy Class Z shares at net asset value per share because no front-end sales charge applies to purchases of this share class.

■

The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

■	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class Z shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class Z shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

28

Buying, Selling and Exchanging Shares

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class Z shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, we may require your signature to be Medallion guaranteed.

You can choose to receive your withdrawals via check or direct deposit into your bank account. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

■	Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated net asset value per share.

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■	If you paid for your shares by check or from your bank account as an Automated Clearing House (ACH)
transaction, Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

■	No interest will be paid on uncashed redemption checks.

■

Columbia Funds can delay payment of the sale proceeds for up to seven days and may suspend redemptions and/or postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

■	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

■	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class Z shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact the Transfer Agent or your financial advisor to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

29

Buying, Selling and Exchanging Shares

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

■	Exchanges are made at net asset value.

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■	The rules for buying shares of a Columbia Fund generally apply to exchanges into that Fund.

■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.

■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■	Unless your account is part of a tax-advantaged retirement plan, an exchange for shares of another fund is a taxable event, and you may recognize a gain or loss for tax purposes.

30

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	quarterly
Distributions	quarterly

The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the distribution was declared. If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sale of such shares. Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution of net investment income or net realized capital gains, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check the Fund’s distribution schedule above before you invest.

If you buy shares of the Fund when it holds securities with unrealized capital gain, you may, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes any net realized gain. Any such distribution is generally subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset capital gains realized by the Fund that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

31

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. The Fund expects that distributions will consist primarily of capital gains. In addition, you should be aware of the following:

■

The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

■

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

■	A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Fund shares (including those paid in securities) usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term or disallowed.

■

The Fund is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

FUNDamentals™

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

32

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

The information in the financial highlights table represents Shares Class shares of Small Cap Fund, a series of Excelsior Funds, Inc. (Small Cap Fund), the predecessor to the Fund prior to March 31, 2008. The information for the fiscal year ended March 31, 2007 and March 31, 2008 has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. You can request a free annual report containing those financial statements by calling 800.345.6611.

The independent registered public accounting firm’s report and the Fund’s financial statements are incorporated by reference into the SAI. The information for the fiscal years ended March 31, 2006, 2005 and 2004 were audited by Small Cap Fund’s previous independent registered public accounting firm, whose report expressed unqualified opinions.

Columbia Select Small Cap Fund – Class Z Shares

	Year Ended March 31,
	2008(a)		2007	2006		2005		2004
Net Asset Value, Beginning of Period	$19.21		$19.23	$16.14		$14.59		$8.47
Income from Investment Operations
Net Investment Loss(b)	(0.12)		(0.12)	(0.11)		(0.10)		(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	(1.46)		1.36	4.09		1.65		6.14
Total from Investment Operations	(1.58)		1.24	3.98		1.55		6.12
Less Distributions to Shareholders
From Net Realized Gains	(1.48)		(1.26)	(0.89)		—		—
Net Asset Value, End of Period	$16.15		$19.21	$19.23		$16.14		$14.59
Total Return(c)	(9.22	)%(d)(e)	6.83%	25.37	%(d)	10.62	%(d)	72.26	%(d)
Ratios to Average Net Assets/Supplemental Data
Net Expenses Before Interest Expense(f)	1.20%		1.22%	1.09%		1.05%		0.83%
Interest Expense	—	%(g)	—	—		—		—
Net Expenses(f)	1.20%		1.22%	1.09%		1.05%		0.83%
Waiver/Reimbursement	0.04%		—	0.02%		0.03%		0.15%
Net Investment Loss(f)	(0.63)%		(0.66)%	(0.64)%		(0.64)%		(0.20)%
Portfolio Turnover Rate	73%		52%	65%		61%		82%
Net Assets, End of Period (000’s)	$676,616		$694,765	$599,389		$488,221		$352,457

(a)

On March 31, 2008, Shares class of Small Cap Fund, a series of Excelsior Funds, Inc., was reorganized into the Fund’s Class Z. The financial information for Class Z shares includes the financial information of Small Cap Fund’s Shares class shares.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Total return at net asset value assuming all distributions reinvested.

(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)

Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

(f)	The benefits derived from custody credits had an impact of less than 0.01%.

(g)	Rounds to less than 0.01%.

33

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Class Z shares of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The annual expense ratio used for the share class, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower.

Columbia Select Small Cap Fund – Class Z Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.13%	3.87%	$10,387.00	$115.19
2	10.25%	1.13%	7.89%	$10,788.98	$119.64
3	15.76%	1.13%	12.07%	$11,206.51	$124.27
4	21.55%	1.13%	16.40%	$11,640.20	$129.08
5	27.63%	1.13%	20.91%	$12,090.68	$134.08
6	34.01%	1.13%	25.59%	$12,558.59	$139.27
7	40.71%	1.13%	30.45%	$13,044.60	$144.66
8	47.75%	1.13%	35.49%	$13,549.43	$150.26
9	55.13%	1.13%	40.74%	$14,073.79	$156.07
10	62.89%	1.13%	46.18%	$14,618.45	$162.11
Total Gain After Fees and Expenses				$4,618.45
Total Annual Fees and Expenses Paid					$1,374.63

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

34

Notes

35

For More Information

You’ll find more information about the Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds
c/o Columbia Management Services, Inc.
P.O. Box 8081, Boston, MA 02266-8081

By Telephone:	800.345.6611

Online:	www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

For purposes of any electronic version of this prospectus, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this prospectus.

The investment company registration number of Columbia Funds Series Trust I, of which the Fund is a series, is 811-04367.

Columbia Select Small Cap Fund

Class Z Shares

Prospectus, August 1, 2008

©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/153849-0808

Prospectus

August 1, 2008

Columbia Funds

Columbia Emerging Markets Fund Class A and Class C Shares

Advised by Columbia Management Advisors, LLC

NOT FDIC-INSURED	Not Bank Issued	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK GUARANTEED	May Lose Value

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about Columbia Emerging Markets Fund (the Fund), which is one of the global equity funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of the Fund, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information,

■	fees and expenses, and

■	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

■	a discussion of the Fund’s primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and
■	a summary of the Fund’s various share classes offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Fund, including:

■	how to buy, sell and exchange shares of the Fund, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of the Fund’s financial information, and

■	hypothetical fee and expense data that show the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

■	by telephone at 800.345.6611.

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management Group, LLC

The Fund is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Emerging Markets Fund

FUNDimensions™
Columbia Emerging Markets Fund
Investment Objective:	Long-term capital appreciation
Investment Style:	Diversified Emerging Markets
Benchmarks:	MSCI Emerging Markets Index MSCI EAFE Index
Ticker Symbols:	Class A: EEMAX Class C: EEMCX
Principal Risks:

Investment strategy risk

Market risk

Emerging market securities risk

Foreign securities risk

Growth securities risk

Value securities risk

Currency risk

Derivatives risk

Special situations risk

Smaller company securities risk

FUNDamentals™

Benchmarks

Benchmarks are indices that provide some guidance in assessing fund performance. A fund does not, however, limit its investments to the securities within its benchmark(s), and a fund’s holdings can differ from those of any particular benchmark or index. Benchmarks are only guideposts for performance.

FUNDamentals™

Global Equity Funds

Global equity funds invest in equity securities of both domestic and foreign companies. Equity securities have the potential to provide you with higher returns than many other kinds of investments, but they also tend to have higher risk. Foreign securities in particular involve special risks not associated with investing in the U.S. stock market.

Global equity funds may be a suitable investment for you if you:

■  have longer-term investment goals,

■  maintain a diversified investment portfolio,

■  are not looking for a regular stream of income, and

■  are prepared to accept the risks associated with foreign securities.

  Investment Objective

The Fund seeks long-term capital appreciation.

  Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies located in emerging market countries. Emerging market countries include those countries whose economies are considered to be developing or emerging from underdevelopment. The Fund may invest in a variety of countries, industries and sectors and does not attempt to invest a specific percentage of its assets in any given country, industry or sector. The Fund may invest in companies that have market capitalizations of any size.

The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset. The Fund may attempt to hedge the effects of currency value fluctuations on the Fund’s investments.

The Fund may invest in special situations such as initial public offerings, in companies involved in management changes, tender offers, mergers and other corporate restructurings and in companies developing new technologies.

The Fund may invest in securities that the Advisor believes are undervalued, represent growth opportunities, or both. The Advisor combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers, among other factors:

■

various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, price-to-book value and discounted cash flow. The Advisor believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation.

■

potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors.

5

Columbia Emerging Markets Fund

■

the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.

■	overall economic and market conditions.

The Advisor may sell a security when the security’s price reaches a target set by the Advisor; if the Advisor believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

FUNDamentals™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

FUNDamentals™

Emerging Markets

Emerging markets comprise those countries whose economies are considered to be developing – or emerging from underdevelopment – and usually include most or all of Eastern Europe, the Middle East, Asia, Latin America or Africa. Emerging market countries may experience instability resulting from rapid social, political and economic development and their securities markets may be less developed and more thinly traded.

  Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Emerging Market Securities Risk – Securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

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Columbia Emerging Markets Fund

■

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

■

Growth Securities Risk – Because growth securities typically trade at a higher multiple of earnings than other types of securities, the value of growth securities may be more sensitive to changes in current or expected earnings than the prices of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

■

Value Securities Risk – Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Advisor’s future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

■

Currency Risk – Securities denominated in different currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund denominated in that currency.

■

Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the SAI.

■

Special Situations Risk – Securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, may present special risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and the market price of the securities may be subject to

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Columbia Emerging Markets Fund

significant and unpredictable fluctuations. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.

■

Smaller Company Securities Risk – Securities of small- or mid-capitalization companies (“smaller companies”) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but also may have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

8

Columbia Emerging Markets Fund

  Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class A shares(a) has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

*	Year-to-date return as of June 30, 2008: -10.44%

(a)

The Fund commenced operations on March 31, 2008. The calendar year returns shown include the returns of Class A shares of Emerging Markets Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc., for periods after September 27, 2007, and include the returns of Shares Class shares of Emerging Markets Fund for periods prior to September 28, 2007. The returns shown have not been adjusted to reflect differences in expenses. If differences in expenses were reflected, the returns shown for periods prior to September 28, 2007 would be lower.

Best:	4th quarter 1999	59.10%
Worst:	3rd quarter 2001	-24.79%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

9

Columbia Emerging Markets Fund

Average Annual Total Return as of December 31, 2007

The table below shows the Fund’s Class A shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The returns shown reflect applicable sales charges. The table also shows the average annual returns for the Fund’s Class C shares, but it does not show after-tax returns for the Fund’s Class C shares, which will vary from those shown for the Fund’s Class A shares. The table compares the Fund’s returns for each period with those of the Morgan Stanley Capital International (MSCI) Emerging Markets Index and MSCI EAFE (Europe, Australasia and Far East) Index. The MSCI Emerging Markets Index is a widely accepted index composed of a sample of companies from 25 countries representing the global emerging stock markets. The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the US and Canada. Indices are not available for investment, and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year		5 years		Life of Fund
Class A shares returns before taxes	19.71%	(a)	34.52%	(a)	10.68%	(a)
Class A shares returns after taxes on distributions	18.64%	(a)	34.00%	(a)	10.35%	(a)
Class A shares returns after taxes on distributions and sale of Fund shares	14.73%	(a)	31.28%	(a)	9.48%	(a)
Class C shares returns before taxes	25.80%	(a)	36.08%	(a)	11.33%	(a)
MSCI Emerging Markets Index (reflects no deductions for fees, expenses or taxes)	39.39%		37.02%		N/A	(b)
MSCI EAFE Index (reflects no deductions for fees, expenses or taxes)	11.17%		21.59%		8.66%

(a)

The Fund commenced operations on March 31, 2008. The returns shown include the returns of Class A shares or Class C shares, as applicable, of Emerging Markets Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc., for periods after September 27, 2007, and include the returns of Shares Class shares of Emerging Markets Fund for periods prior to September 28, 2007. The returns shown reflect applicable charges, but have not been adjusted to reflect differences in expenses. If differences in expenses were reflected, the returns shown for periods prior to September 28, 2007 would be lower. The inception date of the predecessor fund is January 2, 1998.

(b)	Because the inception date of the MSCI Emerging Markets Index is December 31, 1998, no performance information is available for this time period.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or IRAs.

10

Columbia Emerging Markets Fund

 Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class A and Class C shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

■  distribution and service fees (sometimes referred to in the industry as “12b-1 fees”), which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors, including affiliates of Bank of

    America. See Choosing a Share Class – Distribution and Service Fees for more information.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs, such as brokerage commissions on the purchase and sale of portfolio securities, in addition to the annual Fund operating expenses disclosed in the fee table.

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Columbia Emerging Markets Fund

Shareholder Fees (paid directly from your investment)

	Class A Shares		Class C Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%		N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	(a)	1.00%	(b)
Maximum redemption fee (%) as a percentage of the amount redeemed, if applicable	2.00%	(c)	2.00%	(c)

Annual Fund Operating Expenses (deducted from the Fund’s assets)

	Class A Shares	Class C Shares
Management fees(d)(e)	1.45%	1.45%
Distribution and service (12b-1) fees	0.25%	1.00%
Other expenses(f)	0.28%	0.28%
Acquired fund fees and expenses(g)	0.02%	0.02%
Total annual Fund operating expenses	2.00%	2.75%
Fee waivers/expense reimbursements(h)	-0.03%	-0.03%
Total net expenses	1.97%	2.72%

(a)

This charge applies to investors who buy $1 million or more of Class A shares and redeem them within one year of purchase, with certain limited exceptions. See Choosing a Share Class – Sales Charges and Commissions for details.

(b)

This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions. See Choosing a Share Class – Sales Charges and Commissions for details.

(c)	This redemption fee may apply to shares that are redeemed (either by sale or exchange into another Fund) within 60 days of purchase. See Choosing a Share Class – Redemption Fee for details.

(d)

Management fees include an investment advisory fee of 1.25% and an administrative fee of 0.20%. The Advisor has implemented a breakpoint schedule for the Fund’s investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The breakpoint schedule for the Fund is as follows: 1.25% for assets up to $1.5 billion; 0.62% for assets in excess of $1.5 billion and up to $3 billion; 0.57% for assets in excess of $3 billion and up to $6 billion; and 0.52% in excess of $6 billion.

(e)

The Administrator has voluntarily agreed to waive 0.05% of the fees payable to it. If this waiver were reflected in the table, “Management fees” would be 1.40% and “Total annual Fund operating expenses” would be 1.95% and 2.70% for Class A and Class C shares, respectively. The Administrator, at its discretion, may revise or discontinue this arrangement at any time.

(f)	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.

(g)

Acquired fund fees and expenses include fees and expenses associated with the Fund’s investments in other investment companies. Since they are incurred only indirectly by the Fund, such fees and expenses are not considered ordinary operating expenses of the Fund for purposes of a contractual expense limitation, if any.

(h)

The Advisor has contractually agreed to bear a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed 1.70% annually through July 31, 2009.

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Columbia Emerging Markets Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class A or Class C shares of the Fund for the periods indicated,

■	you pay the maximum applicable sales charge,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on July 31, 2009, they are only reflected in the 1 year and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A Shares	$763	$1,164	$1,588	$2,766
Class C Shares
Assuming no redemption	$275	$850	$1,452	$3,078
Assuming complete redemption of shares at the end of the period	$375	$850	$1,452	$3,078

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

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Columbia Emerging Markets Fund

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Investment Guidelines

As a general matter, unless otherwise noted, whenever an investment policy or limitation states a percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of the security or asset.

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in the Columbia Money Market Funds

The Fund may invest uninvested cash and cash collateral received in connection with its securities lending program in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned, or if it incurs losses on the reinvestment of cash collateral.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q (forms filed with the SEC that include portfolio holdings information) for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately 30 calendar days after such month-end and the Fund’s largest 15 holdings as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates may also be disclosed on the Columbia Funds’ website.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions, including, for example, investing in money market instruments or holding cash or cash equivalents. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call

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Columbia Emerging Markets Fund

800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover can generate larger distributions of short-term capital gains to shareholders, which for individuals are generally taxable at higher rates than long-term capital gains for federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s historical portfolio turnover rates in the Financial Highlights.

15

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of June 30, 2008, the Advisor had assets under management of approximately $390.7 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. In rendering investment advisory services, the Advisor may use the portfolio management and research resources of Columbia Management Pte. Ltd., an affiliate of the Advisor. The Advisor may also use the research and other expertise of other affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s current fiscal year, aggregate advisory fees paid to the Advisor by the Fund are expected to amount to 1.25% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended March 31, 2008.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

At present, the Advisor has not engaged any investment sub-advisor for the Fund.

16

Management of the Fund

Portfolio Managers

Information about the Advisor’s portfolio managers who are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Dara J. White, CFA

Lead manager. Service with the Fund since 2008 and with the predecessor fund since 2008.

Vice President of the Advisor; associated with the Advisor or its predecessors since 2006. Prior to joining Columbia Management Advisors, LLC, Mr. White was a portfolio manager and analyst with RCM Global Investors.

Fred Copper, CFA

Co-manager. Service with the Fund since 2008 and with the predecessor fund since 2008.

Managing Director of the Advisor; associated with the Advisor or its predecessors since 2005. Prior to joining Columbia Management Advisors, LLC, Mr. Copper was a senior vice president with Putnam Investments.

Jasmine (Weili) Huang, CFA

Co-manager. Service with the Fund since 2008 and with the predecessor fund since 2008.

Portfolio Manager of the Advisor; associated with the Advisor or its predecessors since 2003. Prior to joining Columbia Management Advisors, LLC, Ms. Huang held a manager position with Deloitte’s management consulting practice.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets

Columbia Emerging Markets Fund	0.20%

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Bank of America affiliates, for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees, subject to certain limitations, paid by the Transfer Agent on the Fund’s behalf.

17

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates may also provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

■	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;
■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These types of conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates –Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

18

Management of the Fund

Certain Legal Matters

On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) (“Columbia”) and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the “Distributor”) (collectively, the “Columbia Group”) entered into an Assurance of Discontinuance with the New York Attorney General (“NYAG”) (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission (“SEC”) (the “SEC Order”) on matters relating to mutual fund trading.

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group’s applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the $140 million in settlement amounts described above is being distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007. Distributions under the distribution plan began in late June 2007.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form
8-K filing on February 10, 2005.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court’s memoranda dated November 3, 2005, the United States District Court for the District of Maryland granted in part and denied in part the defendants’ motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 (“ICA”) and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption (“the CDSC Lawsuit”). The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

19

Management of the Fund

On September 14, 2007, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. The settlement is subject to court approval.

In 2004, the Columbia Funds’ adviser and distributor and certain affiliated entities and individuals were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. Certain Columbia Funds were named as nominal defendants. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and entered final judgment in favor of the defendants. The plaintiffs appealed to the United States Court of Appeals for the First Circuit on December 30, 2005. A stipulation and settlement agreement dated January 19, 2007 was filed in the First Circuit on February 14, 2007, with a joint stipulation of dismissal and motion for remand to obtain district court approval of the settlement. That joint motion was granted and the appeal was dismissed. On March 6, 2007, the case was remanded to the District Court. The settlement, approved by the District Court on September 18, 2007, became effective October 19, 2007. Pursuant to the settlement, the funds’ adviser and/or its affiliates made certain payments, including plaintiffs’ attorneys’ fees and costs of notice to class members.

20

Choosing a Share Class

Comparison of the Share Classes

Share Class Features

The Fund offers two classes of shares in this prospectus: Class A and Class C shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class A and Class C shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

	Class A Shares	Class C Shares
Eligible Investors and Minimum Initial Investments(a)	Minimum initial investments range from $0 to $2,500; the share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500; the share class is available to the general public for investment.
Investment Limits	none	up to $999,999
Conversion Features	none	none
Front-End Sales Charges(b)	5.75% maximum, declining to 0.00% on investments of $1 million or more	none
Contingent Deferred Sales Charges (CDSCs)(b)	none, except a 1.00% CDSC applies to certain investments of between $1 million and $50 million sold within one year of purchase	1.00% on investments sold within one year of purchase
Maximum Distribution and Service Fees	0.25% service fee	0.75% distribution fee 0.25% service fee

(a)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of these share classes.

(b)	See Choosing a Share Class – Reductions/Waivers of Sales Charges for information about certain exceptions to these sales charges.

FUNDamentals™
Selling and/or Servicing Agents The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for	example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

21

Choosing a Share Class

Sales Charges and Commissions

Sales charges, commissions and distribution and service fees (discussed in a separate sub-section below) compensate selling and/or servicing agents, and typically your financial advisor, for selling shares to you and for maintaining and servicing the shares held in your account. These charges, commissions and fees are intended to provide incentives for selling and/or servicing agents to provide these services.

Depending on which share class you choose you will pay these charges either at the outset as a front-end sales charge, at the time you sell your shares as a contingent deferred sales charge and/or over time in the form of increased ongoing fees. Whether the ultimate cost is higher for one class over the other depends on how long you hold your shares.

Class A Shares – Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class A shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for more information.

FUNDamentals™

Front-End Sales Charge Calculation

The table below presents the front-end sales charge as a percentage of both the offering price and the net amount invested.

■  The offering price per share is the net asset value per share plus any front-end sales charge that applies.

■  The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.

The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge in the table) and the net asset value of those shares.

To determine the front-end sales charge you will pay when you buy your shares, the Fund will add the amount of your investment to the value of your account and base the sales charge on the aggregate amount. This approach is designed to assure that you pay the lowest applicable sales charge possible. See Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation.

The front-end sales charge you’ll pay on Class A shares:

■	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

■	is based on the total amount of your purchase and the value of your account.

Class A Shares – Front-End Sales Charge – Breakpoint Schedule

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
$0 – $49,999	5.75%	6.10%	5.00%
$50,000 – $99,999	4.50%	4.71%	3.75%
$100,000 – $249,999	3.50%	3.63%	2.75%
$250,000 – $499,999	2.50%	2.56%	2.00%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	1.00%	(c),(d)

(a)	Purchase amounts and account values are aggregated among all eligible Columbia Fund accounts for purposes of this table.

(b)

Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

(c)

1.00% on purchases from $1 million up to $3 million, 0.50% on purchases of $3 million up to $50 million and 0.25% on amounts of $50 million or more. The Distributor pays selling and/or servicing agents on investments of $1 million or more, but may be reimbursed if a CDSC is deducted when the shares are sold.

(d)

For certain group retirement plans, selling and/or servicing agents are eligible to receive a 1.00% commission from the Distributor on all purchases up to $3 million, including those in amounts of less than $1 million that are coded as commission eligible trades.

22

Choosing a Share Class

Class A Shares – CDSC and Commissions

In some cases, you’ll pay a CDSC if you sell Class A shares that you bought without an initial sales charge.

■

If you bought Class A shares without an initial sales charge because your accounts aggregated $1 million to $50 million at the time of purchase, you will incur a 1.00% CDSC if you redeem those shares within one year of buying them.

■

Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within one year of buying them.

The CDSC on Class A shares:

■	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

■	will not be applied to any shares you receive through reinvested distributions.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class A shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest. The CDSC on Class A shares does not apply to retirement plans buying through a fee-based program.

The Distributor may pay your selling and/or servicing agent an up-front commission of up to 5.00% of the offering price per share when you buy Class A shares. The Distributor funds the commission through the applicable sales charge.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

Class A Shares – Commission Schedule

Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

FUNDamentals™

Contingent Deferred Sales Charge

A contingent deferred sales charge or CDSC is a sales charge applied at the time you sell your shares, unlike a front-end sales charge that is applied at the time of purchase. A CDSC varies based on the length of time that you have held your shares.

Class C Shares – Sales Charges

You don’t pay a front-end sales charge when you buy Class C shares, but you may pay a CDSC when you sell Class C shares.

The CDSC on Class C shares:

■	is applied to the net asset value at the time of your purchase or sale, whichever is lower,

■	will not be applied to any shares you receive through reinvested distributions, and

■	generally declines each year until there is no sales charge for selling shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which your purchase was made. When you place an order to sell your Class C shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest.

Class C Shares – CDSC and Commissions

You’ll pay a CDSC of 1.00% when you sell Class C shares within one year of buying them unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details.

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 1.00% of the net asset value per share when you buy Class C shares. The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution plan and any applicable CDSC applied when you sell your shares. See Choosing a Share Class – Distribution and Service Fees for details.

23

Choosing a Share Class

Reductions/Waivers of Sales Charges

Front-End Sales Charge Reductions

There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A shares of the Fund. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation, you may combine the value of eligible accounts maintained by you and your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your accounts, the Fund will use the current public offering price per share.

Second, by making a statement of intent to purchase additional shares, you may pay a lower sales charge on all purchases of Class A shares made within 13 months of the date of your statement of intent. Your statement of intent must state the aggregate amount of purchases you intend to make in that 13-month period, which must be at least $50,000. If you do not complete the purchases described in your statement of intent within 13 months, you will be charged the applicable sales charge on the amount you have invested to that date. To calculate the total value of the purchases you’ve made under a statement of intent, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account.

To obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. It is the responsibility of you and your financial advisor to ensure that you receive discounts for which you are eligible; the Fund is not responsible for a financial advisor’s failure to apply the eligible discount to your account. You may be asked by your financial advisor for account statements or other records to verify your discount eligibility, including, when applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family.

FUNDamentals™

Your “Immediate Family” and

Account Value Aggregation

For purposes of obtaining a Class A shares breakpoint discount, the value of your account will be deemed to include the value of all applicable shares in eligible accounts that are held by your “immediate family,” which includes your spouse (or legal equivalent under state law), parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law. Remember that in order to obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. Group plan accounts are valued at the plan level.

Eligible Accounts

The types of accounts that are eligible for the account value aggregation purposes described above are:

■	individual accounts,

■	joint accounts,

■	certain IRA accounts,

■	certain health savings accounts,

■	certain trust accounts, and

■	Uniform Gifts to Minors Act (UGMA)/Uniform Transfers to Minors Act (UTMA) accounts.

Eligible accounts include those registered in the name of the broker/dealer or other financial intermediary through which you own shares of the Columbia Funds.

Eligible accounts do not include Class R share accounts or accounts holding institutional share classes of the Columbia Money Market Funds (Capital Class shares, Liquidity Class shares, Adviser Class shares, Investor Class shares, Trust Class shares, Institutional Class shares and Marsico shares). Certain share classes are not offered by this prospectus.

24

Choosing a Share Class

Front-End Sales Charge Waivers

Certain investors may buy Class A shares of the Fund at net asset value, without any front-end sales charge that would otherwise apply. These investors include affiliates of the Fund, broker/dealers, investors in wrap fee programs, investors through fee-based advisors, certain retirement plans, certain health savings accounts, certain shareholders of funds that were reorganized into Columbia Funds, investors using the proceeds of sales of Fund shares or of certain Bank of America trust or similar accounts, as well as insurance company separate accounts purchasing for the benefit of group retirement plans. Restrictions may apply to certain accounts and certain transactions.

CDSC Waivers

You may be able to avoid an otherwise applicable CDSC when you sell Class A or Class C shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Columbia Funds or for other reasons.

Generally, a CDSC that would otherwise be applied may be waived for certain sales, including sales made under the Systematic Withdrawal Plan or in connection with the death or post-purchase disability of a shareholder; certain medical expenses; charitable gifts; involuntary sales; and agreements by selling and/or servicing agents to waive or return their commissions. Restrictions may apply to certain accounts and certain transactions.

The Fund may change or cancel these terms at any time. Any change or cancellation applies only to future purchases.

For more information about the sales charge reductions and waivers described here, consult the SAI.

25

Choosing a Share Class

Distribution and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder servicing plans which set the distribution and service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution and service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

Distribution (Rule 12b-1) and Service Fees

	Distribution Fee	Service Fee	Combined Total
Class A	—	0.25%	0.25%
Class C	0.75%	0.25%	1.00%

The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution and/or shareholder servicing plans continue. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge you other fees for providing services to your account, which may be different from those described here.

26

Choosing a Share Class

Redemption Fee

When you sell or exchange shares of a mutual fund, the fund effectively buys those shares back from you in what is called a redemption.

The Columbia Funds international/global equity funds assess, subject to limited exceptions, a 2.00% redemption fee on the proceeds from Columbia Fund shares that you redeem (either by sale or exchange into another Columbia Fund) within 60 days of buying them. To determine which shares you are selling in a transaction, the Transfer Agent generally applies a first-in, first-out approach. This means that the Transfer Agent will deem those shares that you have held the longest to be sold first, followed by increasingly recently purchased shares. When selling or exchanging shares of a Columbia Fund that you acquired by a previous exchange, the period you held shares of the first Columbia Fund prior to first exchange will not be considered in determining whether the redemption fee applies to the second sale or exchange. When it does apply, the redemption fee is paid to the Columbia Fund from which you are redeeming shares (either by sale or exchange into another Columbia Fund).

The redemption fee described above will not be imposed if you qualify for a waiver and the Transfer Agent has received proper notification of your qualification. The Transfer Agent will redeem any shares that are eligible for a waiver first. Please be aware that it is the responsibility of you and your financial advisor to notify the Transfer Agent that you may qualify for a waiver before you buy or sell your shares.

The categories of transactions which qualify for a waiver of the redemption fee are as follows:

■	shares sold following the death or disability (as defined in the Internal Revenue Code) of the shareholder, including a registered joint owner,

■

shares sold by or distributions from participant-directed retirement plans, such as 401(k), 403(b), 457, Keogh, profit sharing and money-purchase pension plans, where Columbia Funds does not have access to information about the individual participant account activity, but not where Columbia Funds has received an indication that the plan administrator is able to assess the redemption fee on the appropriate accounts,

■	shares sold by certain investment funds (e.g., Columbia LifeGoal Portfolios and Future Scholar 529 Plan) that have provided assurances reasonably satisfactory to the Advisor that the investment fund is not a vehicle for excessive trading practices (the Advisor or its affiliates may manage certain of the approved investment funds),

■

shares sold in certain transactions in connection with certain asset allocation or wrap programs where the program sponsor has provided assurances reasonably satisfactory to the Advisor that the program is not designed to be a vehicle for excessive trading practices,

■

shares sold by accounts where Columbia Funds has received information reasonably satisfactory to the Advisor indicating that financial intermediaries maintaining the accounts are currently unable for administrative reasons to assess the redemption fee on underlying shareholders,

■	shares sold by an account which has demonstrated a severe hardship, such as a medical emergency, as determined in the absolute discretion of the Advisor,

■	shares that were bought with reinvested distributions,

■	shares that are sold or exchanged through Columbia Funds’ Systematic Withdrawal Plan or Systematic Exchange Feature, or similar affiliated or unaffiliated automated plans,
■

the following retirement plan distributions: lump-sum or other distributions from a qualified corporate or self-employed retirement plan following the retirement (or following attainment of age 59 1/2 in the case of a “key employee” of a “top heavy” plan); and distributions from an IRA or Custodial Account under Section 403(b)(7) of the Internal Revenue Code, following attainment of age 59 1/2 , and

■

the following retirement plan transactions: payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor and certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions.

Certain financial intermediaries may not assess a redemption fee on certain categories of redemptions that they believe do not present significant excessive trading practices concerns (such as Systematic Withdrawal Plan redemptions). For a discussion of the effects of excessive trading practices, see Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

27

Choosing a Share Class

Conversely, certain financial intermediaries may assess a redemption fee on certain redemptions by accounts maintained with them that would be exempt from the redemption fee if the accounts were maintained directly with the Transfer Agent or with a different financial intermediary. Columbia Funds and its agents reserve the right to permit imposition of the redemption fee under these circumstances.

Columbia Funds’ ability to assess redemption fees or apply waivers is generally limited by the policies of financial intermediaries. Accordingly, the parameters of the exemption categories described above are subject to the different policies of the various financial intermediaries that maintain accounts. You should check with your financial intermediary about its redemption fee and waiver policies before investing or submitting a redemption order within the specified time period.

Columbia Funds reserves the right to impose the redemption fee in the future if it determines that a financial intermediary that previously did not or was not able to assess the redemption fee on underlying shareholders has developed the policy or capability to assess the fee on some or all of its underlying shareholders. However, Columbia Funds may determine not to impose the redemption fee under certain circumstances. From time to time, as circumstances change, Columbia Funds may modify or eliminate certain exemption categories without advance notice to shareholders.

28

Choosing a Share Class

Financial Intermediary Compensation

The Distributor and the Advisor may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and the Advisor may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

The Distributor, the Transfer Agent and the Advisor may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.15% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the Advisor. The Distributor and the Advisor may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the Advisor and their affiliates are paid out of the Distributor’s and the Advisor’s own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and the Advisor and their affiliates and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and the Advisor have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

29

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals™
NAV Calculation
Each of the Fund’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

30

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date.

FUNDamentals™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than

$100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of your account application. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

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Buying, Selling and Exchanging Shares

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds generally will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such an automatic sale. Generally, you may avoid such an automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

If the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not

32

Buying, Selling and Exchanging Shares

apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or former Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Columbia Funds or certain of their service providers will enter into information sharing agreements with financial intermediaries, including participating life insurance companies and financial intermediaries that sponsor or offer retirement plans through which shares of the Columbia Funds are made available for purchase. Pursuant to Rule 22c-2, financial intermediaries are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and procedures. See Buying, Selling and Exchanging Shares – Excessive Trading Practices for more information.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or

33

Buying, Selling and Exchanging Shares

control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

■	negative impact on the Fund’s performance;

■	potential dilution of the value of the Fund’s shares;

■

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

■	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

■	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

■	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

34

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Eligible Investors

Class A and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.

Minimum Initial Investments

The minimum initial investment for Class A and Class C shares is $2,500 for regular accounts and $1,000 for individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement plans. For investors establishing a Systematic Investment Plan, the minimum initial investment is $50. There is no minimum initial investment for Class A or Class C shares bought through omnibus accounts, wrap accounts or health savings accounts, although your selling and/or servicing agent may impose its own investment minimum. For group retirement plans, the minimum initial investment and minimum additional investment are determined based on the plan’s investment rather than that of its individual participants.

Minimum Additional Investments

There is no minimum additional investment for Class A or Class C shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan.

Dividend Diversification

Generally, you may automatically invest distributions made by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made by a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class A or Class C shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class A or Class C shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

Other Purchase Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

■	You generally buy Class A shares at the public offering price per share because purchases of Class A shares are generally subject to a front-end sales charge.

■	You buy Class C shares at net asset value per share because no front-end sales charge applies to purchases of this share class.

■

The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

35

Buying, Selling and Exchanging Shares

■	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class A or Class C shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class A or Class C shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A and/or Class C shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, we may require your signature to be Medallion guaranteed.

You can choose to receive your withdrawals via check or direct deposit into your bank account. You won’t pay a CDSC on Class A or Class C shares if you withdraw 12% or less of the value of those shares in a year. Otherwise, Columbia Funds will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated net asset value per share. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you paid for your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

■	No interest will be paid on uncashed redemption checks.

■

Columbia Funds can delay payment of the sale proceeds for up to seven days and may suspend redemptions and/or postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

■	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

■	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

36

Buying, Selling and Exchanging Shares

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class A and/or Class C shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact the Transfer Agent or your financial advisor to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

■	Exchanges are made at net asset value.

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■	A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

■

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Columbia Fund and ends when you sell the shares of the Columbia Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Columbia Fund.

■	The rules for buying shares of a Columbia Fund generally apply to exchanges into that Fund.

■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.

■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■	Unless your account is part of a tax-advantaged retirement plan, an exchange for shares of another fund is a taxable event, and you may recognize a gain or loss for tax purposes.

Same-Fund Exchange Privilege for Class Z Shares

Certain shareholders invested in a class of shares other than Class Z may become eligible to invest in Class Z shares. Upon a determination of such eligibility, any such shareholders will be eligible to exchange their shares for Class Z shares of the same fund, if offered. No sales charges or other charges will apply to any such exchange. Ordinarily, shareholders will not recognize a gain or loss for federal income tax purposes upon such an exchange. Investors should contact their selling and/or servicing agents to learn more about the details of the Class Z shares exchange privilege.

37

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	semi-annually
Distributions	semi-annually

The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the distribution was declared. If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sale of such shares. Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution of net investment income or net realized capital gain, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check the Fund’s distribution schedule above before you invest.

If you buy shares of the Fund when it holds securities with unrealized capital gain, you may, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes any net realized gain. Any such distribution is generally subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset capital gains realized by the Fund that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

38

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. The Fund expects that distributions will consist primarily of capital gains. In addition, you should be aware of the following:

■

The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

■

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

■

A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Fund shares (including those paid in securities) usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term or disallowed.

■

The Fund is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

■

If at the end of the taxable year more than 50% of the value of the Fund’s assets consists of securities of foreign corporations, and the Fund makes a special election, you will generally be required to include in income your share of the foreign taxes paid by the Fund. You may be able to either deduct this amount from your income or claim it as a foreign tax credit. There is no assurance that the Fund will make a special election for a taxable year, even if it is eligible to do so.

FUNDamentals™

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

39

Financial Highlights

The financial highlights tables are designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Emerging Markets Fund – Class A Shares

	Period Ended March 31, 2008(a)
Net Asset Value, Beginning of Period	$17.77
Income from Investment Operations
Net Investment Income(b)	0.04	(c)
Net Realized and Unrealized Loss on Investments, Foreign Currency and Foreign Capital Gains Tax	(1.63)
Total from Investment Operations	(1.59)
Less Distributions to Shareholders
From Net Investment Income	(0.06)
From Net Realized Gains	(1.16)
Total Distributions to Shareholders	(1.22)
Net Asset Value, End of Period	$14.96
Total Return(d)(e)(f)	(9.80)%
Ratios to Average Net Assets/Supplemental Data
Net Expenses Before Interest Expense(g)(h)	1.85%
Interest Expense(g)	—	%(i)
Net Expenses(g)(h)	1.85%
Waiver/Reimbursement(g)	0.05%
Net Investment Income(g)(h)	0.46%
Portfolio Turnover Rate(d)	29%
Net Assets, End of Period (000’s)	$1,231
(a)

Class A shares of Emerging Markets Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc. commenced operations on September 28, 2007. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.03 per share.

(d)	Not annualized.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.

(g)	Annualized.

(h)	The benefits derived from custody credits had an impact of less than 0.01%.

(i)	Rounds to less than 0.01%.

40

Financial Highlights

Columbia Emerging Markets Fund – Class C Shares

	Period Ended March 31, 2008(a)
Net Asset Value, Beginning of Period	$17.77
Income from Investment Operations
Net Investment Loss(b)	(0.04	)(c)
Net Realized and Unrealized Loss on Investments, Foreign Currency and Foreign Capital Gains Tax	(1.61)
Total from Investment Operations	(1.65)
Less Distributions to Shareholders
From Net Investment Income	(0.02)
From Net Realized Gains	(1.16)
Total Distributions to Shareholders	(1.18)
Net Asset Value, End of Period	$14.94
Total Return(d)(e)(f)	(10.11)%
Ratios to Average Net Assets/Supplemental Data
Net Expenses Before Interest Expense(g)(h)	2.60%
Interest Expense(g)	—	%(i)
Net Expenses(g)(h)	2.60%
Waiver/Reimbursement(g)	0.05%
Net Investment loss(g)(h)	(0.44)%
Portfolio Turnover Rate(d)	29%
Net Assets, End of Period (000’s)	$458

(a)

Class C shares of Emerging Markets Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc. commenced operations on September 28, 2007. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.03 per share.

(d)	Not annualized.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Total return at net asset value assuming no contingent deferred sales charge.

(g)	Annualized.

(h)	The benefits derived from custody credits had an impact of less than 0.01%.

(i)	Rounds to less than 0.01%.

41

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses. The charts also assume that all dividends and distributions are reinvested. The annual expense ratio used for each share class, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the charts and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Emerging Markets Fund – Class A Shares

Maximum Initial Sales Charge 5.75%		Initial Hypothetical Investment Amount $10,000.00			Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses		Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.97%	-2.89%	(b)	$9,710.58	$763.49
2	10.25%	2.00%	0.02%		$10,001.89	$197.12
3	15.76%	2.00%	3.02%		$10,301.95	$203.04
4	21.55%	2.00%	6.11%		$10,611.01	$209.13
5	27.63%	2.00%	9.29%		$10,929.34	$215.40
6	34.01%	2.00%	12.57%		$11,257.22	$221.87
7	40.71%	2.00%	15.95%		$11,594.94	$228.52
8	47.75%	2.00%	19.43%		$11,942.79	$235.38
9	55.13%	2.00%	23.01%		$12,301.07	$242.44
10	62.89%	2.00%	26.70%		$12,670.10	$249.71
Total Gain After Fees and Expenses					$2,670.10
Total Annual Fees and Expenses Paid						$2,766.10

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

(b)	Reflects deduction of the maximum initial sales charge.

42

Hypothetical Fees and Expenses

Columbia Emerging Markets Fund – Class C Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	2.72%	2.28%	$10,228.00	$275.10
2	10.25%	2.75%	4.58%	$10,458.13	$284.43
3	15.76%	2.75%	6.93%	$10,693.44	$290.83
4	21.55%	2.75%	9.34%	$10,934.04	$297.38
5	27.63%	2.75%	11.80%	$11,180.06	$304.07
6	34.01%	2.75%	14.32%	$11,431.61	$310.91
7	40.71%	2.75%	16.89%	$11,688.82	$317.91
8	47.75%	2.75%	19.52%	$11,951.82	$325.06
9	55.13%	2.75%	22.21%	$12,220.73	$332.37
10	62.89%	2.75%	24.96%	$12,495.70	$339.85
Total Gain After Fees and Expenses				$2,495.70
Total Annual Fees and Expenses Paid					$3,077.91

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

43

For More Information

You’ll find more information about the Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds
c/o Columbia Management Services, Inc.
P.O. Box 8081, Boston, MA 02266-8081

By Telephone:	800.345.6611

Online:	www.columbiafunds.com

Annual and Semi-Annual

Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

For purposes of any electronic version of this prospectus, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this prospectus.

The investment company registration number of Columbia Funds Series Trust I, of which the Fund is a series, is 811-04367.

Columbia Emerging Markets Fund

Class A and Class C Shares

Prospectus, August 1, 2008

©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/153767-0808

Prospectus

August 1, 2008

Columbia Funds

Columbia Emerging Markets Fund Class Z Shares

Advised by Columbia Management Advisors, LLC

NOT FDIC-INSURED	Not Bank Issued	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK GUARANTEED	May Lose Value

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about Columbia Emerging Markets Fund (the Fund), which is one of the global equity funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of the Fund, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information,

■	fees and expenses, and

■	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

■	a discussion of the Fund’s primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and
■	a description of the Fund’s Class Z shares offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Fund, including:

■	how to buy, sell and exchange shares of the Fund, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of the Fund’s financial information, and

■	hypothetical fee and expense data that show the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

■	by telephone at 800.345.6611.

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management

Group, LLC

The Fund is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Emerging Markets Fund

FUNDimensions™
Columbia Emerging Markets Fund
Investment Objective:	Long-term capital appreciation
Investment Style:	Diversified Emerging Markets
Benchmarks:	MSCI Emerging Markets Index MSCI EAFE Index
Ticker Symbol:	Class Z: UMEMX
Principal Risks:

Investment strategy risk

Market risk

Emerging market securities risk

Foreign securities risk

Growth securities risk

Value securities risk

Currency risk

Derivatives risk

Special situations risk

Smaller company securities risk

FUNDamentals™

Benchmarks

Benchmarks are indices that provide some guidance in assessing fund performance. A fund does not, however, limit its investments to the securities within its benchmark(s), and a fund’s holdings can differ from those of any particular benchmark or index. Benchmarks are only guideposts for performance.

FUNDamentals™

Global Equity Funds

Global equity funds invest in equity securities of both domestic and foreign companies. Equity securities have the potential to provide you with higher returns than many other kinds of investments, but they also tend to have higher risk. Foreign securities in particular involve special risks not associated with investing in the U.S. stock market.

Global equity funds may be a suitable investment for you if you:

■  have longer-term investment goals,

■  maintain a diversified investment portfolio,

■  are not looking for a regular stream of income, and

■  are prepared to accept the risks associated with foreign securities.

  Investment Objective

The Fund seeks long-term capital appreciation.

  Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies located in emerging market countries. Emerging market countries include those countries whose economies are considered to be developing or emerging from underdevelopment. The Fund may invest in a variety of countries, industries and sectors and does not attempt to invest a specific percentage of its assets in any given country, industry or sector. The Fund may invest in companies that have market capitalizations of any size.

The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset. The Fund may attempt to hedge the effects of currency value fluctuations on the Fund’s investments.

The Fund may invest in special situations such as initial public offerings, in companies involved in management changes, tender offers, mergers and other corporate restructurings and in companies developing new technologies.

The Fund may invest in securities that the Advisor believes are undervalued, represent growth opportunities, or both. The Advisor combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers, among other factors:

■

various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, price-to-book value and discounted cash flow. The Advisor believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation.

■

potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors.

■	the financial condition and management of a company, including its competitive position, the quality of its balance

5

Columbia Emerging Markets Fund

sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.

■	overall economic and market conditions.

The Advisor may sell a security when the security’s price reaches a target set by the Advisor; if the Advisor believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

FUNDamentals™

Emerging Markets

Emerging markets comprise those countries whose economies are considered to be developing – or emerging from underdevelopment – and usually include most or all of Eastern Europe, the Middle East, Asia, Latin America or Africa. Emerging market countries may experience instability resulting from rapid social, political and economic development and their securities markets may be less developed and more thinly traded.

FUNDamentals™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

  Principal Risks

                                    [GRAPHIC]

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Emerging Market Securities Risk – Securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

■

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal

6

Columbia Emerging Markets Fund

recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

■

Growth Securities Risk – Because growth securities typically trade at a higher multiple of earnings than other types of securities, the value of growth securities may be more sensitive to changes in current or expected earnings than the prices of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

■

Value Securities Risk – Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Advisor’s future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

■

Currency Risk – Securities denominated in different currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund denominated in that currency.

■

Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the SAI.

■

Special Situations Risk – Securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, may present special risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and the market price of the securities may be subject to significant and unpredictable fluctuations. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.

■	Smaller Company Securities Risk – Securities of small- or mid-capitalization companies (“smaller companies”) can,

7

Columbia Emerging Markets Fund

in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but also may have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

8

Columbia Emerging Markets Fund

  Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class Z shares(a) has varied from year to year.

*	Year-to-date return as of June 30, 2008: -10.38%

(a)

The Fund commenced operations on March 31, 2008. The calendar year returns shown for all periods are those of Shares Class shares of Emerging Markets Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc. The returns shown have not been adjusted to reflect differences in expenses. If differences in expenses were reflected, the returns shown for all periods would be higher.

Best and Worst Quarterly Returns During this Period

Best:	4th quarter 1999	59.10%
Worst:	3rd quarter 2001	-24.79%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

9

Columbia Emerging Markets Fund

Average Annual Total Return as of December 31, 2007

The table below shows the Fund’s Class Z shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table compares the Fund’s returns for each period with those of the Morgan Stanley Capital International (MSCI) Emerging Markets Index and MSCI EAFE (Europe, Australasia and Far East) Index. The MSCI Emerging Markets Index is a widely accepted index composed of a sample of companies from 25 countries representing the global emerging stock markets. The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the US and Canada. Indices are not available for investment, and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year		5 years		Life of Fund
Class Z shares returns before taxes	26.95%	(a)	36.11%	(a)	11.34%	(a)
Class Z shares returns after taxes on distributions	25.81%	(a)	35.59%	(a)	11.00%	(a)
Class Z shares returns after taxes on distributions and sale of Fund shares	19.55%	(a)	32.78%	(a)	10.09%	(a)
MSCI Emerging Markets Index (reflects no deductions for fees, expenses or taxes)	39.39%		37.02%		N/A	(b)
MSCI EAFE Index (reflects no deductions for fees, expenses or taxes)	11.17%		21.59%		8.66%

(a)

The Fund commenced operations on March 31, 2008. The returns shown for all periods are the returns of Shares Class shares of Emerging Markets Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc. The returns shown reflect that Class Z shares are sold without sales charges, but have not been adjusted to reflect differences in expenses. If differences in expenses were reflected, the returns shown for all periods would be higher. The inception date of the predecessor fund is January 2, 1998.

(b)	Because the inception date of the MSCI Emerging Markets Index is December 31, 1998, no performance information is available for this time period.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or IRAs.

10

Columbia Emerging Markets Fund

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class Z shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs, such as brokerage commissions on the purchase and sale of portfolio securities, in addition to the annual Fund operating expenses disclosed in the fee table.

11

Columbia Emerging Markets Fund

Shareholder Fees (paid directly from your investment)

	Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A
Maximum redemption fee, as a percentage of the amount redeemed, if applicable	2.00%	(a)

Annual Fund Operating Expenses (deducted from the Fund’s assets)

Class Z Shares
Management fees(b)(c)	1.45%
Distribution and service (12b-1) fees	0.00%
Other expenses(d)	0.28%
Acquired fund fees and expenses(e)	0.02%
Total annual Fund operating expenses	1.75%
Fee waivers/expense reimbursements(f)	-0.03%
Total net expenses	1.72%

(a)	This redemption fee may apply to shares that are redeemed (either by sale or exchange into another Fund) within 60 days of purchase. See About Class Z Shares – Redemption Fee for details.

(b)

Management fees include an investment advisory fee of 1.25% and an administrative fee of 0.20%. The Advisor has implemented a breakpoint schedule for the Fund’s investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The breakpoint schedule for the Fund is as follows: 1.25% for assets up to $1.5 billion; 0.62% for assets in excess of $1.5 billion and up to $3 billion; 0.57% for assets in excess of $3 billion and up to $6 billion; and 0.52% in excess of $6 billion.

(c)

The Administrator has voluntarily agreed to waive 0.05% of the fees payable to it. If this waiver were reflected in the table, “Management fees” would be 1.40% and “Total annual Fund operating expenses” would be 1.70%. The Administrator, at its discretion, may revise or discontinue this arrangement at any time.

(d)	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.

(e)

Acquired fund fees and expenses include fees and expenses associated with the Fund’s investments in other investment companies. Since they are incurred only indirectly by the Fund, such fees and expenses are not considered ordinary operating expenses of the Fund for purposes of a contractual expense limitation, if any.

(f)

The Advisor has contractually agreed to bear a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed 1.70% annually through until July 31, 2009.

12

Columbia Emerging Markets Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class Z shares of the Fund for the periods indicated,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on July 31, 2009, they are only reflected in the 1 year and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class Z Shares	$175	$548	$946	$2,060

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

13

Columbia Emerging Markets Fund

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Investment Guidelines

As a general matter, unless otherwise noted, whenever an investment policy or limitation states a percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of the security or asset.

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in the Columbia Money Market Funds

The Fund may invest uninvested cash and cash collateral received in connection with its securities lending program in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned, or if it incurs losses on the reinvestment of cash collateral.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q (forms filed with the SEC that include portfolio holdings information) for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately 30 calendar days after such month-end and the Fund’s largest 15 holdings as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates may also be disclosed on the Columbia Funds’ website.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions, including, for example, investing in money market instruments or holding cash or cash equivalents. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

14

Columbia Emerging Markets Fund

Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover can generate larger distributions of short-term capital gains to shareholders, which for individuals are generally taxable at higher rates than long-term capital gains for federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s historical portfolio turnover rates in the Financial Highlights.

15

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of June 30, 2008, the Advisor had assets under management of approximately $390.7 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. In rendering investment advisory services, the Advisor may use the portfolio management and research resources of Columbia Management Pte. Ltd., an affiliate of the Advisor. The Advisor may also use the research and other expertise of other affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s current fiscal year, aggregate advisory fees paid to the Advisor by the Fund are expected to amount to 1.25% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended March 31, 2008.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

At present, the Advisor has not engaged any investment sub-advisor for the Fund.

16

Management of the Fund

Portfolio Managers

Information about the Advisor’s portfolio managers who are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Dara J. White, CFA

Lead manager. Service with the Fund since 2008 and with the predecessor fund since 2008.

Vice President of the Advisor; associated with the Advisor or its predecessors since 2006. Prior to joining Columbia Management Advisors, LLC, Mr. White was a portfolio manager and analyst with RCM Global Investors.

Fred Copper, CFA

Co-manager. Service with the Fund since 2008 and with the predecessor fund since 2008.

Managing Director of the Advisor; associated with the Advisor or its predecessors since 2005. Prior to joining Columbia Management Advisors, LLC, Mr. Copper was a senior vice president with Putnam Investments.

Jasmine (Weili) Huang, CFA

Co-manager. Service with the Fund since 2008 and with the predecessor fund since 2008.

Portfolio Manager of the Advisor; associated with the Advisor or its predecessors since 2003. Prior to joining Columbia Management Advisors, LLC, Ms. Huang held a manager position with Deloitte’s management consulting practice.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee,

as a % of Average Daily Net Assets

Columbia Emerging Markets Fund	0.20%

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Bank of America affiliates, for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees, subject to certain limitations, paid by the Transfer Agent on the Fund’s behalf.

17

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates may also provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

■	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;
■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These types of conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates – Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

18

Management of the Fund

Certain Legal Matters

On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) (“Columbia”) and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the “Distributor”) (collectively, the “Columbia Group”) entered into an Assurance of Discontinuance with the New York Attorney General (“NYAG”) (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission (“SEC”) (the “SEC Order”) on matters relating to mutual fund trading.

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group’s applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the $140 million in settlement amounts described above is being distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007. Distributions under the distribution plan began in late June 2007.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court’s memoranda dated November 3, 2005, the United States District Court for the District of Maryland granted in part and denied in part the defendants’ motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 (“ICA”) and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption (“the CDSC Lawsuit”). The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

19

Management of the Fund

On September 14, 2007, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. The settlement is subject to court approval.

In 2004, the Columbia Funds’ adviser and distributor and certain affiliated entities and individuals were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. Certain Columbia Funds were named as nominal defendants. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and entered final judgment in favor of the defendants. The plaintiffs appealed to the United States Court of Appeals for the First Circuit on December 30, 2005. A stipulation and settlement agreement dated January 19, 2007 was filed in the First Circuit on February 14, 2007, with a joint stipulation of dismissal and motion for remand to obtain district court approval of the settlement. That joint motion was granted and the appeal was dismissed. On March 6, 2007, the case was remanded to the District Court. The settlement, approved by the District Court on September 18, 2007, became effective October 19, 2007. Pursuant to the settlement, the funds’ adviser and/or its affiliates made certain payments, including plaintiffs’ attorneys’ fees and costs of notice to class members.

20

About Class Z Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this prospectus: Class Z shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class Z shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

Class Z Shares
Eligible Investors and Minimum Initial Investments	Class Z shares are available only to certain eligible investors, which are subject to different minimum initial investment requirements. These minimum initial investment amounts range from $0 to $2,500. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for details.
Investment Limits	none
Conversion Features	none
Front-End Sales Charges	none
Contingent Deferred Sales Charges (CDSCs)	none
Maximum Distribution and Service Fees	none

FUNDamentals™
Selling and/or Servicing Agents The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents	include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

21

About Class Z Shares

Redemption Fee

When you sell or exchange shares of a mutual fund, the fund effectively buys those shares back from you in what is called a redemption.

The Columbia Funds international/global equity funds assess, subject to limited exceptions, a 2.00% redemption fee on the proceeds from Columbia Fund shares that you redeem (either by sale or exchange into another Columbia Fund) within 60 days of buying them. To determine which shares you are selling in a transaction, the Transfer Agent generally applies a first-in, first-out approach. This means that the Transfer Agent will deem those shares that you have held the longest to be sold first, followed by increasingly recently purchased shares. When selling or exchanging shares of a Columbia Fund that you acquired by a previous exchange, the period you held shares of the first Columbia Fund prior to first exchange will not be considered in determining whether the redemption fee applies to the second sale or exchange. When it does apply, the redemption fee is paid to the Columbia Fund from which you are redeeming shares (either by sale or exchange into another Columbia Fund).

The redemption fee described above will not be imposed if you qualify for a waiver and the Transfer Agent has received proper notification of your qualification. The Transfer Agent will redeem any shares that are eligible for a waiver first. Please be aware that it is the responsibility of you and your financial advisor to notify the Transfer Agent that you may qualify for a waiver before you buy or sell your shares.

The categories of transactions which qualify for a waiver of the redemption fee are as follows:

■	shares sold following the death or disability (as defined in the Internal Revenue Code) of the shareholder, including a registered joint owner,

■

shares sold by or distributions from participant-directed retirement plans, such as 401(k), 403(b), 457, Keogh, profit sharing and money-purchase pension plans, where Columbia Funds does not have access to information about the individual participant account activity, but not where Columbia Funds has received an indication that the plan administrator is able to assess the redemption fee on the appropriate accounts,

■	shares sold by certain investment funds (e.g., Columbia LifeGoal Portfolios and Future Scholar 529 Plan) that have provided assurances reasonably satisfactory to the Advisor that the investment fund is not a vehicle for excessive trading practices (the Advisor or its affiliates may manage certain of the approved investment funds),

■

shares sold in certain transactions in connection with certain asset allocation or wrap programs where the program sponsor has provided assurances reasonably satisfactory to the Advisor that the program is not designed to be a vehicle for excessive trading practices,

■

shares sold by accounts where Columbia Funds has received information reasonably satisfactory to the Advisor indicating that financial intermediaries maintaining the accounts are currently unable for administrative reasons to assess the redemption fee on underlying shareholders,

■	shares sold by an account which has demonstrated a severe hardship, such as a medical emergency, as determined in the absolute discretion of the Advisor,

■	shares that were bought with reinvested distributions,

■	shares that are sold or exchanged through Columbia Funds’ Systematic Withdrawal Plan or Systematic Exchange Feature, or similar affiliated or unaffiliated automated plans,

■

the following retirement plan distributions: lump-sum or other distributions from a qualified corporate or self-employed retirement plan following the retirement (or following attainment of age 59 1/2 in the case of a “key employee” of a “top heavy” plan); and distributions from an IRA or Custodial Account under Section 403(b)(7) of the Internal Revenue Code, following attainment of age 59 1/2 , and

■

the following retirement plan transactions: payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor and certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions.

Certain financial intermediaries may not assess a redemption fee on certain categories of redemptions that they believe do not present significant excessive trading practices concerns (such as Systematic Withdrawal Plan redemptions). For a discussion of the effects of excessive trading practices, see Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

22

About Class Z Shares

Conversely, certain financial intermediaries may assess a redemption fee on certain redemptions by accounts maintained with them that would be exempt from the redemption fee if the accounts were maintained directly with the Transfer Agent or with a different financial intermediary. Columbia Funds and its agents reserve the right to permit imposition of the redemption fee under these circumstances.

Columbia Funds’ ability to assess redemption fees or apply waivers is generally limited by the policies of financial intermediaries. Accordingly, the parameters of the exemption categories described above are subject to the different policies of the various financial intermediaries that maintain accounts. You should check with your financial intermediary about its redemption fee and waiver policies before investing or submitting a redemption order within the specified time period.

Columbia Funds reserves the right to impose the redemption fee in the future if it determines that a financial intermediary that previously did not or was not able to assess the redemption fee on underlying shareholders has developed the policy or capability to assess the fee on some or all of its underlying shareholders. However, Columbia Funds may determine not to impose the redemption fee under certain circumstances. From time to time, as circumstances change, Columbia Funds may modify or eliminate certain exemption categories without advance notice to shareholders.

23

About Class Z Shares

Financial Intermediary Compensation

The Distributor and the Advisor may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and the Advisor may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

The Distributor, the Transfer Agent and the Advisor may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.15% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the Advisor. The Distributor and the Advisor may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the Advisor and their affiliates are paid out of the Distributor’s and the Advisor’s own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and the Advisor and their affiliates and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and the Advisor have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

24

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals™
NAV Calculation
Each of the Fund’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

25

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date.

FUNDamentals™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of your account application. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

26

Buying, Selling and Exchanging Shares

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds generally will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such an automatic sale. Generally, you may avoid such an automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

If the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not

27

Buying, Selling and Exchanging Shares

apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or former Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Columbia Funds or certain of their service providers will enter into information sharing agreements with financial intermediaries, including participating life insurance companies and financial intermediaries that sponsor or offer retirement plans through which shares of the Columbia Funds are made available for purchase. Pursuant to Rule 22c-2, financial intermediaries are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and procedures. See Buying, Selling and Exchanging Shares – Excessive Trading Practices for more information.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the

Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts

28

Buying, Selling and Exchanging Shares

maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

■	negative impact on the Fund’s performance;

■	potential dilution of the value of the Fund’s shares;

■

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

■	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

■	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

■	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

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Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Once you have opened an account, you can buy Class Z shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer. Class Z shares are only available to the categories of eligible investors described below, each of which is subject to its own minimum initial investment requirements.

For investors establishing a Systematic Investment Plan, the minimum initial investment is $50.

Minimum Initial Investments

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

■

Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

■

Any health savings account sponsored by a third party platform, including those sponsored by Bank of America affiliates, and any omnibus group retirement plan for which a financial intermediary or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

■

Any investor participating in a wrap program sponsored by a financial intermediary or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $1,000:

■

Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a financial intermediary or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,500:

■

Any client of Bank of America or one of its subsidiaries buying shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America or the subsidiary.

■	Any investor buying shares through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code.

■

Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z Shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with another fund distributed by the Distributor.

■	Any trustee or director (or family member of a trustee or director) of a fund distributed by the Distributor.

■	Any employee (or family member of an employee) of Bank of America or one of its subsidiaries.

■	Any investor participating in an account offered by a financial intermediary or other entity that provides services to such an account, is paid an asset-based fee by the

30

Buying, Selling and Exchanging Shares

investor and is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor buying shares through a financial intermediary must independently satisfy the minimum investment requirement noted above).

■

Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

■

Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Bank of America and its affiliates and/or subsidiaries.

Minimum Additional Investments

There is no minimum additional investment for Class Z shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan.

Dividend Diversification

Generally, you may automatically invest distributions made by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made by a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class Z shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class Z shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

Other Purchase Rules You Should Know

■	Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated net asset value per share.

■	You generally buy Class Z shares at net asset value per share because no front-end sales charge applies to purchases of this share class.

■

The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

■	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class Z shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class Z shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

31

Buying, Selling and Exchanging Shares

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class Z shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, we may require your signature to be Medallion guaranteed.

You can choose to receive your withdrawals via check or direct deposit into your bank account. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

■	Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated net asset value per share.

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you paid for your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

■	No interest will be paid on uncashed redemption checks.

■

Columbia Funds can delay payment of the sale proceeds for up to seven days and may suspend redemptions and/or postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

■	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

■	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class Z shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact the Transfer Agent or your financial advisor to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

32

Buying, Selling and Exchanging Shares

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

■	Exchanges are made at net asset value.

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■	The rules for buying shares of a Columbia Fund generally apply to exchanges into that Fund.

■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.

■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■	Unless your account is part of a tax-advantaged retirement plan, an exchange for shares of another fund is a taxable event, and you may recognize a gain or loss for tax purposes.

33

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	semi-annually
Distributions	semi-annually

The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the distribution was declared. If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sale of such shares. Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution of net investment income or net realized capital gain, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check the Fund’s distribution schedule above before you invest.

If you buy shares of the Fund when it holds securities with unrealized capital gain, you may, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes any net realized gain. Any such distribution is generally subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset capital gains realized by the Fund that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

34

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. The Fund expects that distributions will consist primarily of capital gains. In addition, you should be aware of the following:

■

The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

■

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

■

A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Fund shares (including those paid in securities) usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term or disallowed.

■

The Fund is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

■

If at the end of the taxable year more than 50% of the value of the Fund’s assets consists of securities of foreign corporations, and the Fund makes a special election, you will generally be required to include in income your share of the foreign taxes paid by the Fund. You may be able to either deduct this amount from your income or claim it as a foreign tax credit. There is no assurance that the Fund will make a special election for a taxable year, even if it is eligible to do so.

FUNDamentals™

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

35

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

The information in the financial highlights table represents Shares Class shares of Emerging Markets Fund, a series of Excelsior Funds, Inc. (Emerging Markets Fund), the predecessor to the Fund prior to March 31, 2008. The information for the fiscal year ended March 31, 2007 and March 31, 2008 has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. You can request a free annual report containing those financial statements by calling 800.345.6611.

The independent registered public accounting firm’s report and the Fund’s financial statements are incorporated by reference into the SAI. The information for the fiscal years ended March 31, 2006, 2005 and 2004 were audited by Emerging Markets Fund’s previous independent registered public accounting firm, whose report expressed unqualified opinions.

Columbia Emerging Markets Fund – Class Z Shares

	Year Ended March 31,
	2008(a)(b)		2007	2006	2005	2004
Net Asset Value, Beginning of Period	$14.06		$12.60	$8.73	$7.67	$4.12
Income from Investment Operations:
Net investment income	0.12	(c)(d)	0.07 (c)	0.10 (c)	0.12 (c)	0.05
Net realized and unrealized gain on investments, foreign currency and foreign capital gains tax	2.04		2.16	3.87	1.18	3.55
Total from Investment Operations	2.16		2.23	3.97	1.30	3.60
Less Distributions to Shareholders:
From net investment income	(0.12)		(0.08)	(0.10)	(0.08)	(0.05)
From net realized gains	(1.16)		(0.69)	—	(0.16)	—
Total Distributions to Shareholders	(1.28)		(0.77)	(0.10)	(0.24)	(0.05)
Net Asset Value, End of Period	$14.94		$14.06	$12.60	$8.73	$7.67
Total return(e)(f)	14.31%		17.98%	45.85%	17.07%	87.57%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense(g)	1.85%		1.85%	1.81%	1.70%	1.65%
Interest expense	—	%(h)	—	—	—	—
Net expenses(g)	1.85%		1.85%	1.81%	1.70%	1.65%
Waiver/Reimbursement	0.04%		0.05%	0.11%	0.20%	0.27%
Net investment income(g)	0.73%		0.50%	1.00%	1.44%	0.81%
Portfolio turnover rate	29%		16%	7%	21%	14%
Net assets, end of period (000’s)	$1,014,715		$1,092,481	$996,666	$433,168	$209,161

(a)

On March 31, 2008, Shares class of Emerging Markets Fund, a series of Excelsior Funds, Inc., was reorganized into Class Z shares. The financial information of Class Z shares includes the financial information of Emerging Markets Fund’s Shares class.

(b)	On March 31, 2008, Emerging Markets Fund’s Institutional Shares class was reorganized into the Fund’s Class Z shares.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.03 per share.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Total return at net asset value assuming all distributions reinvested.

(g)	The benefits derived from custody credits had an impact of less than 0.01%.

(h)	Rounds to less than 0.01%.

36

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Class Z shares of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The annual expense ratio used for the share class, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower.

Columbia Emerging Markets Fund – Class Z Shares

Maximum Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses
1	5.00%	1.72%	3.28%	$10,328.00	$174.82
2	10.25%	1.75%	6.64%	$10,663.66	$183.68
3	15.76%	1.75%	10.10%	$11,010.23	$189.65
4	21.55%	1.75%	13.68%	$11,368.06	$195.81
5	27.63%	1.75%	17.38%	$11,737.52	$202.17
6	34.01%	1.75%	21.19%	$12,118.99	$208.74
7	40.71%	1.75%	25.13%	$12,512.86	$215.53
8	47.75%	1.75%	29.20%	$12,919.53	$222.53
9	55.13%	1.75%	33.39%	$13,339.41	$229.77
10	62.89%	1.75%	37.73%	$13,772.94	$237.23
Total Gain After Fees and Expenses				$3,772.94
Total Annual Fees and Expenses Paid					$2,059.93

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

37

Notes

38

Notes

39

For More Information

You’ll find more information about the Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds
c/o Columbia Management Services, Inc.
P.O. Box 8081, Boston, MA 02266-8081

By Telephone:	800.345.6611

Online:	www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

For purposes of any electronic version of this prospectus, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this prospectus.

The investment company registration number of Columbia Funds Series Trust I, of which the Fund is a series, is 811-04367.

Columbia Emerging Markets Fund Class Z Shares

Prospectus, August 1, 2008

©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/153768-0808

Prospectus

August 1,
2008

Columbia Funds

Columbia Select Large Cap Growth Fund Class A, Class C and Class R Shares

Advised by Columbia Management Advisors, LLC

NOT FDIC-INSURED

Not Bank Issued

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

NOT BANK GUARANTEED

May Lose Value

Fund
shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about Columbia Select Large Cap Growth Fund (the Fund), which is one of the equity funds in the
Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of the Fund, including:

■

investment objective,

■

principal investment strategies and risks,

■

year-by-year performance information,

■

fees and expenses, and

■

a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

■

  a discussion of the Fund’s primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest,
and

■

a summary of the Fund’s various share classes offered by this prospectus.

Later sections of the
prospectus talk about the details of investing in the Fund, including:

■

how to buy, sell and exchange shares of the Fund, and

■

how you will receive your investment proceeds.

The
prospectus also includes:

■

information about how federal and certain other taxes may affect your investment,

■

highlights of the Fund’s financial information, and

■

hypothetical fee and expense data that show the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■

  “FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■

a “FUNDimensions™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

■

graphic icons which are defined in the guide below.

Icons Guide

Investment Objective

Principal Investment Strategies

Principal Risks

Performance Information

Fees and Expenses

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of
Interest

For More Information

You can contact Columbia Funds:

■

by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

■

by telephone at 800.345.6611.

■

by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■

through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a
“Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management Group, LLC

The Fund is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the
Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Select Large Cap Growth Fund

FUNDimensions™

Columbia Select Large Cap Growth
Fund

Investment Objective:

  Long-term capital
appreciation

Investment Style:

Large Growth

Benchmark:

Russell 1000 Growth Index

Ticker Symbols:

Class A: EZGAX Class C: ELGCX Class R: URLGX

Principal Risks:

Investment strategy risk Market risk Growth securities risk Foreign securities risk Derivatives risk Industry sector risk

FUNDamentals™

Benchmarks

Benchmarks are indices that provide some guidance in assessing fund performance. A fund does not, however, limit its investments to the securities within its benchmark(s), and a fund’s holdings can differ from those of any particular benchmark or index. Benchmarks are only guideposts for performance.

FUNDamentals™

Equity Funds

Equity funds invest primarily in equity
securities of companies that have the potential to provide you with higher returns than many other kinds of investments, but they also tend to have higher risk.

Equity funds may be a suitable investment for you if you:

■  have longer-term investment goals,

■  maintain a diversified investment portfolio, and

■  are not looking for a regular stream
of income.

FUNDamentals™

Growth Funds

Growth funds invest in companies that have
the potential for significant increases in revenue or earnings. These typically are companies that are developing or applying new technologies, products or services in growing industry sectors.

  Investment Objective

The Fund seeks long-term capital appreciation.

  Principal Investment Strategies

Under normal circumstances, the Fund invests at least
80% of its net assets in common stocks of U.S. and foreign companies that have market capitalizations in the range of companies in the Russell 1000 Growth Index at the time of purchase (between $755 million and $465,591 million as of June 30, 2008).
The Fund invests primarily in common stocks of companies that the Advisor believes have the potential for long-term growth.

The Fund may invest directly in
foreign securities or indirectly through depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies.

The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The Fund
will not concentrate its assets in any single industry but may invest more than 25% of its assets in companies in the technology and health care sectors, respectively.

The Advisor combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers, among other factors:

■

overall economic and market conditions.

■

the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.

The Advisor may sell a security when the security’s price reaches a target set by the Advisor; if the Advisor believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes)
discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

5

Columbia Select Large Cap Growth Fund

FUNDamentals™

Foreign Securities

Foreign securities include debt, equity
or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

FUNDamentals™

Focused Funds

Focused funds generally hold fewer
investments than other kinds of funds. This means they can have greater price swings than more diversified funds. It also means they may have relatively higher returns when an investment performs well or relatively lower returns when an investment performs poorly.

  Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors.
In general, equity securities tend to have greater price volatility than debt securities.

■

Growth Securities Risk – Because growth securities typically trade at a higher multiple of earnings than other types of securities, the value of growth securities may be more sensitive to changes in current or expected earnings than the prices of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

■

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

■

Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or
“derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of

6

Columbia Select Large Cap Growth Fund

derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange)
may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the SAI.

■

Industry Sector Risk – Securities of companies in different, but closely related, industries are considered as being in the same broad economic sector. The values of such securities in the same sector may be similarly affected by particular economic or market events, making the Fund more vulnerable to unfavorable developments in that sector than funds investing in multiple sectors. The Fund does not intend to focus on any particular sector; however, at times the Fund may invest a significant portion of its assets in a particular sector.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

7

Columbia Select Large Cap Growth Fund

  Performance Information

The following bar chart and table show you how the Fund has
performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of
the Fund’s Class A shares(a) has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

*
Year-to-date return as of June 30, 2008: -9.31%

(a)

The Fund commenced operations on March 31, 2008. The calendar year returns shown include the returns of Class A shares of Large
Cap Growth Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc., for periods after September 27, 2007, and include the returns of Shares Class shares of Large Cap Growth Fund for periods prior to September 28, 2007. The returns shown have not been adjusted to reflect differences in expenses. If differences in expenses were reflected, the returns shown for periods prior to September 28, 2007 would be lower.

Best:

4th quarter 1998:

39.37%

Worst:

1st quarter 2001:

-28.35%

FUNDamentals™

Fund Performance

Many factors can affect a mutual
fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and
out of the fund.

The returns for the various share classes may vary based on
differences in sales charges and expenses.

8

Columbia Select Large Cap Growth Fund

Average Annual Total Returns as of December 31, 2007

The table below shows the Fund’s Class A shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The returns shown reflect applicable sales charges. The table also shows the average annual returns for the Fund’s Class C and Class R shares, but it does not show those classes’ after-tax returns, which will vary from those shown for the Fund’s Class A shares. The table compares the Fund’s returns for each period with those of the Russell 1000 Growth Index that measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index is an index composed of the 1000 largest U.S. companies by market capitalization. Indices are not available for investment, and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

1 year

5 years

10 years

Class A shares returns before taxes

14.21%
(a)

14.40%
(a)

5.17%
(a)

Class A shares returns after taxes on distributions

14.21%
(a)

14.40%
(a)

5.17%
(a)

Class A shares returns after taxes on distributions and sale of Fund shares

9.23%
(a)

12.66%
(a)

4.52%
(a)

Class C shares returns before taxes

20.01%
(a)

15.74%
(a)

5.77%
(a)

Class R shares returns before taxes

20.81%
(b)

15.38%
(b)

5.61%
(b)

Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)

11.81%

12.11%

3.83%

(a)

The Fund commenced operations on March 31, 2008. The returns shown include the returns of Class A shares or Class C shares, as applicable, of Large Cap Growth Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc., for periods after September 30, 2007, and include the returns of Shares Class shares of Large Cap Growth Fund for periods prior to prior to
September 28, 2007. The returns shown reflect applicable sales charges, but have not been adjusted to reflect differences in expenses. If differences in expenses were reflected, the returns shown for periods prior to September 28, 2007 would be lower.

(b)

The Fund commenced operations on March 31, 2008. The returns shown include the returns of Retirement Shares Class shares of Large
Cap Growth Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc., for periods after December 30, 2004, and include the returns of Shares Class shares of Large Cap Growth Fund for periods prior to December 31, 2004. The returns shown have not been adjusted to reflect differences in expenses. If differences in expenses were reflected, the returns shown for periods prior to December 31, 2004 would be lower.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or IRAs.

9

Columbia Select Large Cap Growth Fund

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class A, Class C and Class R shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are
paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses
include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See
Management of the Fund – Primary Service Providers for more information.

■  distribution and service fees
(sometimes referred to in the industry as “12b-1 fees”), which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors, including affiliates of
Bank of

    America. See Choosing a Share Class – Distribution and Service Fees for more information.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant
transaction costs, such as brokerage commissions on the purchase and sale of portfolio securities, in addition to the annual Fund operating expenses disclosed in the fee table.

10

Columbia Select Large Cap Growth Fund

Shareholder Fees (paid directly from your investment)

Class A Shares

Class C Shares

Class R Shares

Maximum sales charge (load) imposed on purchases, as a % of offering price

5.75%

N/A

N/A

Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

1.00%
(a)

1.00%
(b)

N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

Class A Shares

Class C Shares

Class R Shares

Management fees(c)(d)

0.90%

0.90%

0.90%

Distribution and service (12b-1) fees

0.25%

1.00%

0.50%

Other expenses(e)

0.18%

0.18%

0.18%

Acquired fund fees and expenses

—

—

—

Total annual Fund operating expenses(f)

1.33%

2.08%

1.58%

(a)

This charge applies to investors who buy $1 million or more of Class A shares and redeem them within one year of purchase, with certain limited exceptions. See Choosing a Share Class – Sales Charges and Commissions for details.

(b)

This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions. See Choosing a Share Class – Sales Charges and Commissions for details.

(c)

Management fees include an investment advisory fee of 0.75% and an administrative fee of 0.15%. The Advisor has implemented a breakpoint schedule for the Fund’s investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The breakpoint schedule for the Fund is as follows: 0.75% for assets up to $1 billion; 0.52% for assets in excess of $1 billion and up to $1.5 billion; 0.47% for assets in excess of $1.5 billion and up to $3 billion; 0.45% for assets in excess of $3 billion and up to $6 billion; and 0.43% for assets in excess of $6 billion.

(d)

The Administrator has voluntarily agreed to waive 0.05% of the fees payable to it. If this waiver were reflected in the table,
“Management fees” would be 0.85% and “Total annual Fund operating expenses” would be 1.28%, 2.03% and 1.53% for Class A, Class C and Class R shares, respectively. The Administrator, at its discretion, may revise or discontinue this arrangement at any time.

(e)
Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.

(f)

The Advisor has contractually agreed to bear a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the
Fund’s custodian, do not exceed 1.08% annually through July 31, 2009.

11

Columbia Select Large Cap Growth Fund

Example

The following example is
intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates
the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■

you invest $10,000 in Class A, Class C or Class R shares of the Fund for the periods indicated,

■

you pay the maximum applicable sales charge,

■

you reinvest all dividends and distributions in the Fund,

■

your investment has a 5% return each year, and

■

the Fund’s total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

1 year

3 years

5 years

10 years

Class A Shares

$
703

$
972

$
1,262

$
2,084

Class C Shares

Assuming no redemption

$
211

$
652

$
1,119

$
2,410

Assuming complete redemption of shares at the end of the period

$
311

$
652

$
1,119

$
2,410

Class R Shares

$
161

$
499

$
860

$
1,878

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

12

Columbia Select Large Cap Growth Fund

Additional Investment
 Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the
SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Investment Guidelines

As a general matter, unless otherwise noted, whenever
an investment policy or limitation states a percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of the security or asset.

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in the Columbia Money Market Funds

The Fund may invest uninvested cash and cash collateral received in connection with its securities lending program in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved
broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned, or if it incurs losses on the reinvestment of cash collateral.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a
Form N-CSR or Form N-Q (forms filed with the SEC that include portfolio holdings information) for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately 15 calendar days after such month-end.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates may also be disclosed on the Columbia Funds’ website.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions, including, for example, investing in money market instruments or holding cash or cash equivalents. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call

13

Columbia Select Large Cap Growth Fund

800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

Portfolio Turnover

A mutual fund that replaces, or turns over, more than
100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover can generate larger distributions of short-term capital gains to shareholders, which for individuals are generally taxable at higher rates than long-term capital gains for federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s historical portfolio turnover rates in the Financial Highlights.

14

Management of the Fund

Primary
Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other
Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100
Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of June 30, 2008, the Advisor had assets under management of approximately $390.7 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. In rendering investment advisory services, the Advisor may use the portfolio management and research resources of Columbia Management Pte. Ltd., an affiliate of the Advisor. The Advisor may also use the research and other expertise of other affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s current fiscal year, aggregate advisory fees paid to the Advisor by the Fund are expected to amount to 0.75% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended
March 31, 2008.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or
sub-advisors to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

At present, the
Advisor has not engaged any investment sub-advisor for the Fund.

15

Management of the Fund

Portfolio Manager

Information about the Advisor’s portfolio manager who is primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

Thomas M. Galvin

Service with the Fund since 2008 and with the predecessor fund since 2003.

Managing Director of the Advisor; associated with the Advisor or its predecessors since 2003.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays
the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee,

as a % of Average Daily Net Assets

Columbia Select Large Cap Growth Fund

0.15%

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Bank of America affiliates, for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an
indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees, subject to certain limitations, paid by the Transfer Agent on the Fund’s behalf.

16

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of
America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates may also provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank
of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

■

  compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

■

  the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of
America affiliates;

■

  separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■

  regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

■

  lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

■

  regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other
Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private
Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■

  the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These types of conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and
Affiliates –Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

17

Management of the Fund

Certain Legal Matters

On February 9,
2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) (“Columbia”) and Columbia Funds Distributor, Inc. (which has been renamed Columbia
Management Distributors, Inc.) (the “Distributor”) (collectively, the “Columbia Group”) entered into an Assurance of Discontinuance with the New York Attorney General (“NYAG”) (the “NYAG Settlement”) and
consented to the entry of a cease-and-desist order by the Securities and Exchange Commission (“SEC”) (the “SEC Order”) on matters relating to mutual fund trading.

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group’s applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the $140 million in settlement amounts described above is being distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007. Distributions under the distribution plan began in late June 2007.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the
Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of

the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia
Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court’s memoranda dated November 3, 2005, the United States District Court for the District of Maryland granted in part and denied in part the defendants’ motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 (“ICA”) and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption (“the CDSC Lawsuit”). The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

On September 14, 2007, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL described above, including the
CDSC Lawsuit. The settlement is subject to court approval.

18

Management of the Fund

In 2004, the Columbia Funds’ adviser and
distributor and certain affiliated entities and individuals were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940
and state law. Certain Columbia Funds were named as nominal defendants. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on
June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and entered final judgment in favor of the defendants. The plaintiffs appealed to the United States Court of Appeals for the First Circuit on December 30, 2005. A
stipulation and settlement agreement dated January 19, 2007 was filed in the First Circuit on February 14, 2007, with a joint stipulation of dismissal and motion for remand to obtain district court approval of the settlement. That joint motion was granted and the appeal was dismissed. On March 6, 2007, the case was remanded to the District Court. The settlement, approved by the District Court on September 18, 2007, became effective October 19, 2007. Pursuant to the settlement, the funds’
adviser and/or its affiliates made certain payments, including plaintiffs’ attorneys’ fees and costs of notice to class members.

19

Choosing a Share Class

Comparison of the Share Classes

Share Class Features

The Fund offers three classes of shares in this prospectus: Class A, Class C and Class R shares. The
Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class A, Class C and Class R shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

Class A Shares

Class C Shares

Class R Shares

Eligible Investors and Minimum Initial Investments(a)

Minimum initial investments range from $0 to $2,500; the share class is available to the general public for investment.

Minimum initial investments range from $0 to $2,500; the share class is available to the general public for investment.

There is no minimum initial investment, but Class R shares are available only through eligible retirement plans and health savings accounts.

Investment Limits

none

up to $999,999

none

Conversion Features

none

none

none

Front-End Sales Charges(b)

5.75% maximum, declining to 0.00% on investments of $1 million or more none

none

Contingent Deferred Sales Charges (CDSCs)(b)

none, except a 1.00% CDSC applies to certain investments of between $1 million and $50 million sold within one year of purchase

1.00% on investments sold within one year of purchase

none

Maximum Distribution and Service Fees

0.25% service fee

0.75% distribution fee 0.25% service fee

0.50% distribution fee

(a)
  See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of these share classes.

(b)
  See Choosing a Share Class – Reductions/Waivers of Sales Charges for information about certain exceptions to these sales charges.

FUNDamentals™

  Selling and/or Servicing
Agents       The terms “selling agent” and “servicing agent” refer to
the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

20

Choosing a Share Class

Sales Charges and Commissions

Sales charges,
commissions and distribution and service fees (discussed in a separate sub-section below) compensate selling and/or servicing agents, and typically your financial advisor, for selling shares to you and for maintaining and servicing the shares held in your account. These charges, commissions and fees are intended to provide incentives for selling and/or servicing agents to provide these services.

Depending on which share class you choose you will pay these charges either at the outset as a front-end sales charge, at the time you sell your shares as a contingent deferred sales charge and/or over time in the form of increased ongoing fees. Whether the ultimate cost is higher for one class over the other depends on how long you hold your shares.

Class A Shares – Front-End
Sales Charge

You’ll pay a front-end sales charge when you buy Class A shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for more information.

FUNDamentals™

Front-End Sales Charge
Calculation

The table below presents the front-end sales charge as a percentage of both the offering price and the net amount invested.

■  The offering price per share is the net asset value per share plus any front-end sales charge that applies.

■  The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.

The dollar amount of the sales charge is the difference between the offering price of the shares you buy

(based on the applicable sales charge in the table)
and the net asset value of those shares.

To determine the front-end sales charge you
will pay when you buy your shares, the Fund will add the amount of your investment to the value of your account and base the sales charge on the aggregate amount. This approach is designed to assure that you pay the lowest applicable sales charge possible. See Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation.

The front-end sales charge you’ll pay on Class A shares:

■

depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

■

is based on the total amount of your purchase and the value of your account.

Class A Shares – Front-End Sales Charge – Breakpoint Schedule

Dollar amount of shares bought(a)

Sales charge as a % of the offering price(b)

Sales charge as a % of the net amount invested(b)

Amount retained by or paid to selling and/or servicing agents as a % of the offering price

$0 – $49,999

5.75
%

6.10
%

5.00
%

$50,000 – $99,999

4.50
%

4.71
%

3.75
%

$100,000 – $249,999

3.50
%

3.63
%

2.75
%

$250,000 – $499,999

2.50
%

2.56
%

2.00
%

$500,000 – $999,999

2.00
%

2.04
%

1.75
%

$1,000,000 or more

0.00
%

0.00
%

1.00
%(c), (d)

(a)
  Purchase amounts and account values are aggregated among all eligible Columbia Fund accounts for purposes of this table.

(b)

Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

(c)

1.00% on purchases from $1 million up to $3 million, 0.50% on purchases of $3 million up to $50 million and 0.25% on amounts of
$50 million or more. The Distributor pays selling and/or servicing agents on investments of $1 million or more, but may be reimbursed if a CDSC is deducted when the shares are sold.

(d)

For certain group retirement plans, selling and/or servicing agents are eligible to receive a 1.00% commission from the
Distributor on all purchases up to $3 million, including those in amounts of less than $1 million that are coded as commission eligible trades.

21

Choosing a Share Class

Class A Shares – CDSC and Commissions

In some cases, you’ll pay a CDSC if you sell Class A shares that you bought without an initial sales charge.

■

If you bought Class A shares without an initial sales charge because your accounts aggregated $1 million to $50 million at the time of purchase, you will incur a 1.00% CDSC if you redeem those shares within one year of buying them.

■

Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within one year of buying them.

The CDSC on Class A shares:

■

is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

■

will not be applied to any shares you receive through reinvested distributions.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class A shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest. The CDSC on Class A shares does not apply to retirement plans buying through a fee-based program.

The Distributor may pay your selling and/or servicing agent an up-front commission of up to 5.00% of the offering price per share when you buy Class A shares. The
Distributor funds the commission through the applicable sales charge.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

Class A Shares – Commission Schedule

Purchase Amount

Commission Level (as a % of net asset value per share)

$1 million – $2,999,999

1.00%

$3 million – $49,999,999

0.50%

$50 million or more

0.25%

FUNDamentals
™

Contingent Deferred Sales Charge

A contingent deferred
sales charge or CDSC is a sales charge applied at the time you sell your shares, unlike a front-end sales charge that is applied at the time of purchase. A CDSC varies based on the length of time that you have held your shares.

Class C Shares – Sales Charges

You don’t pay a front-end sales charge when you buy Class C shares, but you may pay a CDSC when you sell Class C shares.

The CDSC on Class C shares:

■

is applied to the net asset value at the time of your purchase or sale, whichever is lower,

■

will not be applied to any shares you receive through reinvested distributions, and

■

generally declines each year until there is no sales charge for selling shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which your purchase was made. When you place an order to sell your Class C shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest.

Class C Shares – CDSC and Commissions

You’ll pay a CDSC of 1.00% when you sell Class C shares within one year of buying them unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details.

The Distributor
pays an up-front commission directly to your selling and/or servicing agent of up to 1.00% of the net asset value per share when you buy Class C shares. The Distributor seeks to recover this commission through distribution fees it receives under the
Fund’s distribution plan and any applicable CDSC applied when you sell your shares. See Choosing a Share Class – Distribution and Service Fees for details.

22

Choosing a Share Class

Class R Shares – Sales Charges and
Commissions

You don’t pay a front-end sales charge when you buy Class R shares or a CDSC when you sell your Class R shares. Class R shares are only available for purchase through certain eligible retirement plans and health savings accounts. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more information about investing in Class R shares of the
Fund. The Distributor pays an up-front commission directly to your selling and/or servicing agent when you buy Class R shares, according to the following schedule:

Class R Shares – Commission Schedule

Purchase Amount

Commission Level (as a % of net asset value per share)

$0 – $49,999,999

0.50%

$50 million or more

0.25%

The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution plan. See Choosing a Share Class – Distribution and Service Fees for details.

23

Choosing a Share Class

Reductions/Waivers of
Sales Charges

Front-End Sales Charge Reductions

There are
two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A shares of the Fund. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation, you may combine the value of eligible accounts maintained by you and your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your accounts, the Fund will use the current public offering price per share.

Second, by making a statement of intent to purchase additional shares, you may pay a lower sales charge on all purchases of Class A shares made within 13 months of the date of your statement of intent. Your statement of intent must state the aggregate amount of purchases you intend to make in that 13-month period, which must be at least $50,000. If you do not complete the purchases described in your statement of intent within 13 months, you will be charged the applicable sales charge on the amount you have invested to that date. To calculate the total value of the purchases you’ve made under a statement of intent, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account.

To obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. It is the responsibility of you and your financial advisor to ensure that you receive discounts for which you are eligible; the Fund is not responsible for a financial advisor’s failure to apply the eligible discount to your account. You may be asked by your financial advisor for account statements or other records to verify your discount eligibility, including, when applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family.

FUNDamentals™

Your “Immediate Family” and

Account Value Aggregation

For purposes of obtaining a Class A shares breakpoint discount, the value of your account will be deemed to include the value of all applicable shares in eligible accounts that are held by your “immediate family,” which includes your spouse (or legal equivalent under state law), parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law. Remember that in order to obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. Group plan accounts are valued at the plan level.

Eligible Accounts

The types of accounts that are eligible for the account value aggregation purposes described above are:

■

individual accounts,

■

joint accounts,

■

certain IRA accounts,

■

certain health savings accounts,

■

certain trust accounts, and

■

Uniform Gifts to Minors Act (UGMA)/Uniform Transfers to Minors Act (UTMA) accounts.

Eligible accounts include those registered in the name of the broker/dealer or other financial intermediary through which you own shares of the Columbia Funds.

Eligible accounts do not include Class R share accounts or accounts holding institutional share classes of the Columbia Money Market Funds (Capital Class shares,
Liquidity Class shares, Adviser Class shares, Investor Class shares, Trust Class shares, Institutional Class shares and Marsico shares). Certain share classes are not offered by this prospectus.

24

Choosing a Share Class

Front-End Sales Charge Waivers

Certain investors may buy Class A shares of the Fund at net asset value, without any front-end sales charge that would otherwise apply. These investors include affiliates of the Fund, broker/dealers, investors in wrap fee programs, investors through fee-based advisors, certain retirement plans, certain health savings accounts, certain shareholders of funds that were reorganized into Columbia Funds, investors using the proceeds of sales of Fund shares or of certain Bank of America trust or similar accounts, as well as insurance company separate accounts purchasing for the benefit of group retirement plans. Restrictions may apply to certain accounts and certain transactions.

CDSC Waivers

You may be
able to avoid an otherwise applicable CDSC when you sell Class A or Class C shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Columbia Funds or for other reasons.

Generally, a CDSC that would otherwise be applied may be waived for certain sales, including sales made under the Systematic Withdrawal Plan or in connection with the death or post-purchase disability of a shareholder; certain medical expenses; charitable gifts; involuntary sales; and agreements by selling and/or servicing agents to waive or return their commissions. Restrictions may apply to certain accounts and certain transactions.

The Fund may change or cancel these terms at any time. Any change or cancellation applies only to future purchases.

For more information about the sales charge reductions and waivers described here, consult the SAI.

25

Choosing a Share Class

Distribution and
Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder servicing plans which set the distribution and service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution and service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

Distribution (Rule 12b-1) and Service Fees

Distribution Fee

Service Fee

Combined Total

Class A

—

0.25%

0.25%

Class C

0.75%

0.25%

1.00%

Class R

0.50%
(a)

—
(a)

0.50%

(a)
  The Fund’s Class R shares pay a distribution fee pursuant to the Fund’s distribution plan for Class R shares. The Fund does not have a shareholder servicing plan for Class R shares.

The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution and/or shareholder servicing plans continue. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge you other fees for providing services to your account, which may be different from those described here.

26

Choosing a Share Class

Financial Intermediary Compensation

The Distributor and the Advisor may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and the Advisor may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America.
Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

The Distributor, the Transfer Agent and the Advisor may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Fund to reimburse the Transfer
Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.15% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the Advisor. The Distributor and the Advisor may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority
(FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the Advisor and their affiliates are paid out of the
Distributor’s and the Advisor’s own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and the Advisor and their affiliates and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and the Advisor have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank
of America and its Affiliates – Certain Conflicts of Interest for more information.

27

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals™

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

(Value of assets of the share class)

NAV

=

  – (Liabilities of the share
class)

Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the
Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations.
The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

28

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form”
by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date.

FUNDamentals™

Business Days

A business day is any day that the New York
Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the
NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than

$100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges
Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Class R Shares

Remember that Class R shares are only available for purchase, sale or exchange through eligible retirement plans and health savings accounts sponsored by third party platforms, including those sponsored by Bank of America affiliates. Your retirement plan or health savings account administrator or selling and/or servicing agent is responsible for sending your orders to the Transfer Agent or your selling and/or servicing agent, ensuring that we receive your money on time, ensuring that you receive any sale proceeds on time, and recording and reporting your beneficial ownership of shares of the Fund. Contact your retirement plan or health savings account administrator for details.

Written Transactions

Once you
have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place orders to
buy, sell or exchange by telephone depending on how you complete the telephone authorization section of your account application. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN)
available when calling.

29

Buying, Selling and Exchanging Shares

You can sell up
to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as
secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online
Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds generally will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such an automatic sale. Generally, you may avoid such an automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

If the value of your
account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at

30

Buying, Selling and Exchanging Shares

www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or former Class G shares to Class T shares; and
certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested.
Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Information Sharing Agreements

As required by Rule 22c-2
under the 1940 Act, the Columbia Funds or certain of their service providers will enter into information sharing agreements with financial intermediaries, including participating life insurance companies and financial intermediaries that sponsor or offer retirement plans through which shares of the Columbia Funds are made available for purchase. Pursuant to Rule 22c-2, financial intermediaries are required, upon request, to: (i) provide shareholder account and transaction information and
(ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and procedures. See Buying, Selling and Exchanging Shares – Excessive Trading
Practices for more information.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive.
Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures).
The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The
Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund.

For these purposes, a “round
trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the
Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds”
structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a

31

Buying, Selling and Exchanging Shares

retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the
Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here.
This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading –
Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

■

negative impact on the Fund’s performance;

■

potential dilution of the value of the Fund’s shares;

■

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

■

losses on the sale of investments resulting from the need to sell securities at less favorable prices;

■

increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

■

increased brokerage and administrative costs.

To the
extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the
Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

32

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Eligible Investors

Class A and Class C shares are available to the
general public for investment. Once you have opened an account, you can buy Class A and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer. Class R shares can only be bought through eligible health savings accounts sponsored by third party platforms, including those sponsored by Bank of America affiliates, and the following eligible retirement plans: 401(k) plans; 457 plans; employer-sponsored
403(b) plans; profit sharing and money purchase pension plans; defined benefit plans; and non-qualified deferred compensation plans. Class R shares are not available for investment through retail non-retirement accounts, traditional and Roth IRAs,
Coverdell Education Savings Accounts, SEPs, SAR-SEPs, Simple IRAs, individual 403(b) plans or 529 tuition programs. Contact Columbia Funds or your retirement plan or health savings account administrator for more information about investing in Class
R shares.

Minimum Initial Investments

The minimum initial
investment for Class A and Class C shares is $2,500 for regular accounts and $1,000 for individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement plans. For investors establishing a Systematic Investment Plan, the minimum initial investment is $50. There is no minimum initial investment for Class A or Class C shares bought through omnibus accounts, wrap accounts or health savings accounts, although your selling and/or servicing agent may impose its

own investment minimum. For group retirement plans, the minimum initial investment and minimum additional investment are determined based on the plan’s investment rather than that of its individual participants.

There is no minimum initial investment for Class R shares.

Minimum Additional Investments

There is no minimum additional investment
for Class A, Class C or Class R shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the
Transfer Agent or your financial advisor to set up the plan.

Dividend Diversification

Generally, you may automatically invest distributions made by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made by a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class A or Class C shares of the Fund by
wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class A or Class C shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at
800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

Other Purchase Rules You Should Know

■

  Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering

33

Buying, Selling and Exchanging Shares

price per share, which is the net asset value per share plus any sales charge that applies.

■

  You generally buy Class A shares at the public offering price per share because purchases of Class A shares are generally subject to a front-end sales charge.

■

  You buy Class C and Class R shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

■

The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

■

  Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■

Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying
them back from you. This is called a redemption.

Remember that Class R shares can only be sold through your eligible retirement plan or health savings account. For detailed rules regarding the sale of Class R shares, contact your retirement plan or health savings account administrator.

Wire Redemptions

You may request that your Class A or Class C shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class A or Class C shares of
the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A and/or Class C shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, we may require your signature to be Medallion guaranteed.

You can choose to receive your withdrawals via check
or direct deposit into your bank account. You won’t pay a CDSC on Class A or Class C shares if you withdraw 12% or less of the value of those shares in a year. Otherwise, Columbia Funds will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the
Fund is earning, you’ll eventually use up your original investment.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated net asset value per share. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

  If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your

34

Buying, Selling and Exchanging Shares

selling and/or servicing agent receives your order in “good form.”

■

If you paid for your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

■

No interest will be paid on uncashed redemption checks.

■

Columbia Funds can delay payment of the sale proceeds for up to seven days and may suspend redemptions and/or postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

■

  Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

■

  Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and
Policies.

Exchanging Shares

You can
generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia
Fund into which you are exchanging.

Systematic Exchanges

You
may buy Class A and/or Class C shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact the Transfer Agent or your financial advisor to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as
long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may
terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

■

Exchanges are made at net asset value.

■

You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■

  A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

■

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Columbia Fund and ends when you sell the shares of the Columbia Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Columbia Fund.

■

The rules for buying shares of a Columbia Fund generally apply to exchanges into that Fund.

■

You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■

You generally may make an exchange only into a Columbia Fund that is accepting investments.

■

  The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■

  Unless your account is part of a tax-advantaged retirement plan, an exchange for shares of another fund is a taxable event, and you may recognize a gain or loss for tax purposes.

Same-Fund Exchange Privilege for Class Z Shares

Certain shareholders invested in a class of shares other than Class Z may become eligible to invest in Class Z shares. Upon a determination of such eligibility, any such shareholders will be eligible to exchange their shares for Class Z shares of the same fund, if offered. No sales charges or other charges will apply to any such exchange. Ordinarily, shareholders will not recognize a gain or loss for federal income tax purposes upon such an exchange. Investors should contact their selling and/or servicing agents to learn more about the details of the Class Z shares exchange privilege.

35

Distributions and Taxes

Distributions to
Shareholders

A mutual fund can make money two ways:

■

  It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings
to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations

quarterly

Distributions

quarterly

The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the distribution was declared. If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sale of such shares. Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution of net investment income or net realized capital gain, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check the Fund’s distribution schedule above before you invest.

If you buy shares of the Fund
when it holds securities with unrealized capital gain, you may, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes any net realized gain. Any such distribution is generally subject to tax.
The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset capital gains realized by the Fund that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

36

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement
each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. In addition, you should be aware of the following:

■

The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■

  Distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

■

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the
Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends.

■

  For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

■

A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Fund shares (including those paid in securities) usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares

(or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term or disallowed.

■

The Fund is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS)
has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

FUNDamentals™

Taxes

The information provided above is only a summary of
how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

37

Financial Highlights

The financial highlights tables are designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Select Large Cap Growth Fund – Class A Shares

Period Ended March 31, 2008(a)

Net Asset Value, Beginning of Period

$12.18

Income from Investment Operations:

Net Investment Loss(b)

(0.05
)

Net Realized and Unrealized Loss on Investments

(0.83
)

Total from Investment Operations

(0.88
)

Net Asset Value, End of Period

$11.30

Total Return(c)(d)(e)

(7.22
)%

Ratios to Average Net Assets/Supplemental Data:

Net Expenses(f)(g)

1.16
%

Waiver/Reimbursement(g)

0.05
%

Net Investment Loss(f)(g)

(0.92
)%

Portfolio Turnover Rate(e)

39
%

Net Assets, End of Period (000’s)

$2,141

(a)

Class A shares of Large Cap Growth Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc., commenced operations on September 28, 2007. Per share data and total return reflect activity from that date.

(b)
Per share data was calculated using the average shares outstanding during the period.

(c)
  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)
  Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.

(e)
Not annualized.

(f)
The benefits derived from custody credits had an impact of less than 0.01%.

(g)
Annualized.

38

Financial Highlights

Columbia Select Large Cap Growth Fund – Class C Shares

  Period Ended March 31,   2008(a)

Net Asset Value, Beginning of Period

$12.18

Income from Investment Operations:

Net Investment Loss(b)

(0.09
)

Net Realized and Unrealized Loss on Investments

(0.83
)

Total from Investment Operations

(0.92
)

Net Asset Value, End of Period

$11.26

Total Return(c)(d)(e)

(7.55
)%

Ratios to Average Net Assets/Supplemental Data:

Net Expenses(f)(g)

1.91
%

Waiver/Reimbursement(g)

0.05
%

Net Investment Loss(f)(g)

(1.59
)%

Portfolio Turnover Rate(e)

39
%

Net Assets, End of Period (000’s)

$238

(a)

Class C shares of Large Cap Growth Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc., commenced operations on September 28, 2007. Per share data and total return reflect activity from that date.

(b)
Per share data was calculated using the average shares outstanding during the period.

(c)
  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)
Total return at net asset value assuming no contingent deferred sales charge.

(e)
Not annualized.

(f)
The benefits derived from custody credits had an impact of less than 0.01%.

(g)
Annualized.

39

Financial Highlights

The information for the fiscal years ended March 31, 2006 and 2005 was audited by Large Cap Growth Fund’s previous independent registered public accounting firm, whose reports expressed unqualified opinions.

Columbia Select Large Cap Growth Fund – Class R Shares

Year Ended March 31,

Period Ended March 31, 2005(b)

2008(a)

2007

2006

Net Asset Value, Beginning of Period

$10.45

$9.82

$8.02

$8.49

Income from Investment Operations:

Net Investment Loss(c)

(0.14
)

(0.12
)

(0.11
)

(0.03
)

Net Realized and Unrealized Gain (Loss) on Investments

0.78

0.75

1.91

(0.44
)

Total from Investment Operations

0.64

0.63

1.80

(0.47
)

Net Asset Value, End of Period

$11.09

$10.45

$9.82

$8.02

Total Return(d)(e)

6.12
%

6.42
%

22.44
%

(5.54
)%(f)

Ratios to Average Net Assets/Supplemental Data:

Net Expenses(g)

1.66
%

1.69
%

1.70
%

1.55
%(h)

Waiver/Reimbursement

0.04
%

0.01
%

0.29
%

0.23
%(h)

Net Investment Loss(g)

(1.22
)%

(1.18
)%

(1.20
)%

(1.45
)%(h)

Portfolio Turnover Rate

39
%

33
%

24
%

25
%(f)

Net Assets, End of Period (000’s)

$22

$3

$3

$1

(a)

On March 31, 2008, Retirement Shares class of Large Cap Growth Fund, a series of Excelsior Funds, Inc., was reorganized into the
Fund’s Class R. The financial information of Class R includes the financial information of Large Cap Growth Fund’s Retirement Shares class.

(b)
  Retirement Shares commenced operations on December 31, 2004. Per share data and total return reflect activity from that date.

(c)
Per share data was calculated using the average shares outstanding during the period.

(d)
  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)
Total return at net asset value assuming all distributions reinvested.

(f)
Not annualized.

(g)
The benefits derived from custody credits had an impact of less than 0.01%.

(h)
Annualized.

40

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses. The charts also assume that all dividends and distributions are reinvested. The annual expense ratio used for each share class, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the charts and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment.
Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Select Large Cap Growth Fund – Class A Shares

Maximum Initial Sales Charge 5.75%

Initial Hypothetical Investment Amount $10,000.00

Assumed Rate of Return 5%

Year

Cumulative Return Before Fees and Expenses

Annual Expense Ratio

Cumulative Return After Fees and Expenses

Hypothetical Year-End Balance After Fees and Expenses

Annual Fees and Expenses(a)

1

5.00%

1.33%

-2.29%
(b)

$9,770.90

$702.65

2

10.25%

1.33%

1.29%

$10,129.49

$132.34

3

15.76%

1.33%

5.01%

$10,501.24

$137.19

4

21.55%

1.33%

8.87%

$10,886.64

$142.23

5

27.63%

1.33%

12.86%

$11,286.18

$147.45

6

34.01%

1.33%

17.00%

$11,700.38

$152.86

7

40.71%

1.33%

21.30%

$12,129.78

$158.47

8

47.75%

1.33%

25.75%

$12,574.95

$164.29

9

55.13%

1.33%

30.36%

$13,036.45

$170.32

10

62.89%

1.33%

35.15%

$13,514.88

$176.57

Total Gain After Fees and Expenses

$3,514.88

Total Annual Fees and Expenses Paid

$2,084.37

(a)
  Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

(b)
Reflects deduction of the maximum initial sales charge.

41

Hypothetical Fees and Expenses

Columbia Select Large Cap Growth Fund – Class C Shares

Maximum Initial Sales Charge 0.00%

Initial Hypothetical Investment Amount $10,000.00

Assumed Rate of Return 5%

Year

Cumulative Return Before Fees and Expenses

Annual Expense Ratio

Cumulative Return After Fees and Expenses

Hypothetical Year-End Balance After Fees and Expenses

Annual Fees and Expenses(a)

1

5.00%

2.08%

2.92%

$10,292.00

$211.04

2

10.25%

2.08%

5.93%

$10,592.53

$217.20

3

15.76%

2.08%

9.02%

$10,901.83

$223.54

4

21.55%

2.08%

12.20%

$11,220.16

$230.07

5

27.63%

2.08%

15.48%

$11,547.79

$236.79

6

34.01%

2.08%

18.85%

$11,884.99

$243.70

7

40.71%

2.08%

22.32%

$12,232.03

$250.82

8

47.75%

2.08%

25.89%

$12,589.20

$258.14

9

55.13%

2.08%

29.57%

$12,956.81

$265.68

10

62.89%

2.08%

33.35%

$13,335.15

$273.44

Total Gain After Fees and Expenses

$3,335.15

Total Annual Fees and Expenses Paid

$2,410.42

(a)
  Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Select Large Cap Growth Fund – Class R Shares

Maximum Initial Sales Charge 0.00%

Initial Hypothetical Investment Amount $10,000.00

Assumed Rate of Return 5%

Year

Cumulative Return Before Fees and Expenses

Annual Expense Ratio

Cumulative Return After Fees and Expenses

Hypothetical Year-End Balance After Fees and Expenses

Annual Fees and Expenses(a)

1

5.00%

1.58%

3.42%

$10,342.00

$160.70

2

10.25%

1.58%

6.96%

$10,695.70

$166.20

3

15.76%

1.58%

10.61%

$11,061.49

$171.88

4

21.55%

1.58%

14.40%

$11,439.79

$177.76

5

27.63%

1.58%

18.31%

$11,831.03

$183.84

6

34.01%

1.58%

22.36%

$12,235.65

$190.13

7

40.71%

1.58%

26.54%

$12,654.11

$196.63

8

47.75%

1.58%

30.87%

$13,086.88

$203.35

9

55.13%

1.58%

35.34%

$13,534.46

$210.31

10

62.89%

1.58%

39.97%

$13,997.33

$217.50

Total Gain After Fees and Expenses

$3,997.33

Total Annual Fees and Expenses Paid

$1,878.30

(a)
  Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

42

Notes

43

For More Information

You’ll find more information about
the Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:

Columbia Funds

c/o Columbia Management Services, Inc.

P.O. Box 8081, Boston, MA 02266-8081

By Telephone:

800.345.6611

Online:

www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which

the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed
information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR
Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

For purposes of any electronic version of this
prospectus, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this prospectus.

The investment company registration number of Columbia Funds Series Trust I, of which the Fund is a series, is 811-04367.

Columbia Select Large Cap Growth Fund

Class
A, Class C and Class R Shares

Prospectus, August 1, 2008

©2008
Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/153846-0808

Prospectus

August 1, 2008

Columbia Funds

Columbia Select Large Cap Growth Fund Class Z Shares

Advised by Columbia Management Advisors, LLC

NOT FDIC-INSURED

Not Bank Issued

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

NOT BANK GUARANTEED

May Lose Value

Fund
shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about Columbia Select Large Cap Growth Fund (the Fund), which is one of the equity funds in the
Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of the Fund, including:

■

investment objective,

■

principal investment strategies and risks,

■

year-by-year performance information,

■

fees and expenses, and

■

a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

■

  a discussion of the Fund’s primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest,
and

■

a description of the Fund’s Class Z shares offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Fund, including:

■

how to buy, sell and exchange shares of the Fund, and

■

how you will receive your investment proceeds.

The
prospectus also includes:

■

information about how federal and certain other taxes may affect your investment,

■

highlights of the Fund’s financial information, and

■

hypothetical fee and expense data that show the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■

  “FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■

a “FUNDimensions™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

■

graphic icons which are defined in the guide below.

Icons Guide

Investment Objective

Principal Investment Strategies

Principal Risks

Performance Information

Fees and Expenses

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of
Interest

For More Information

You can contact Columbia Funds:

■

by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

■

by telephone at 800.345.6611.

■

by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■

through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a
“Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management Group, LLC

The Fund is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC
is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Select Large Cap Growth Fund

FUNDimensions™

Columbia Select Large Cap Growth
Fund

Investment Objective:

Long-term capital appreciation

Investment Style:

Large Growth

Benchmark:

Russell 1000 Growth Index

Ticker Symbol:

Class Z: UMLGX

Principal Risks:

  Investment
strategy risk Market risk Growth securities risk Foreign securities risk Derivatives risk Industry sector risk

FUNDamentals™

Benchmarks

Benchmarks are indices that provide some guidance in assessing fund performance. A fund does not, however, limit its investments to the securities within its benchmark(s), and a fund’s holdings can differ from those of any particular benchmark or index. Benchmarks are only guideposts for performance.

FUNDamentals™

Equity Funds

Equity funds invest primarily in equity
securities of companies that have the potential to provide you with higher returns than many other kinds of investments, but they also tend to have higher risk.

Equity funds may be a suitable investment for you if you:

■  have longer-term investment goals,

■  maintain a diversified investment portfolio, and

■  are not looking for a regular stream
of income.

FUNDamentals™

Growth Funds

Growth funds invest in companies that have
the potential for significant increases in revenue or earnings. These typically are companies that are developing or applying new technologies, products or services in growing industry sectors.

  Investment Objective

The Fund seeks long-term capital appreciation.

  Principal Investment Strategies

Under normal circumstances, the Fund invests at
least 80% of its net assets in common stocks of U.S. and foreign companies that have market capitalizations in the range of companies in the Russell 1000 Growth Index at the time of purchase (between $755 million and $465,591 million as of June 30,
2008). The Fund invests primarily in common stocks of companies that the Advisor believes have the potential for long-term growth.

The Fund may invest
directly in foreign securities or indirectly through depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies.

The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The Fund
will not concentrate its assets in any single industry but may invest more than 25% of its assets in companies in the technology and health care sectors, respectively.

The Advisor combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers, among other factors:

■

overall economic and market conditions.

■

the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.

The Advisor may sell a security when the security’s price reaches a target set by the Advisor; if the Advisor believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes)
discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

5

Columbia Select Large Cap Growth Fund

FUNDamentals™

Foreign Securities

Foreign securities include debt, equity
or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

FUNDamentals™

Focused Funds

Focused funds generally hold fewer
investments than other kinds of funds. This means they can have greater price swings than more diversified funds. It also means they may have relatively higher returns when an investment performs well or relatively lower returns when an investment performs poorly.

  Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors.
In general, equity securities tend to have greater price volatility than debt securities.

■

Growth Securities Risk – Because growth securities typically trade at a higher multiple of earnings than other types of securities, the value of growth securities may be more sensitive to changes in current or expected earnings than the prices of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

■

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

■

Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or
“derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways,

6

Columbia Select Large Cap Growth Fund

especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the
Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the SAI.

■

Industry Sector Risk – Securities of companies in different, but closely related, industries are considered as being in the same broad economic sector. The values of such securities in the same sector may be similarly affected by particular economic or market events, making the Fund more vulnerable to unfavorable developments in that sector than funds investing in multiple sectors. The Fund does not intend to focus on any particular sector; however, at times the Fund may invest a significant portion of its assets in a particular sector.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

7

Columbia Select Large Cap Growth Fund

  Performance Information

The following bar chart and table show you how the Fund has
performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of
the Fund’s Class Z shares(a) has varied from year to year.

*
Year-to-date return as of June 30, 2008: -9.22%

(a)

The Fund commenced operations on March 31, 2008. The calendar year returns shown for all periods are the returns of Shares Class shares of Large Cap Growth Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc. The returns shown have not been adjusted to reflect differences in expenses. If differences in expenses were reflected, the returns shown for all periods would be higher.

Best:

4th quarter 1998:

39.37%

Worst:

1st quarter 2001:

-28.35%

FUNDamentals™

Fund Performance

Many factors can affect a mutual
fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

8

Columbia Select Large Cap Growth Fund

Average Annual Total Return as of December 31, 2007

The table below shows the Fund’s Class Z shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table compares the Fund’s returns for each period with those of the Russell 1000 Growth Index that measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.
The Russell 1000 Index is an index composed of the 1000 largest U.S. companies by market capitalization. Indices are not available for investment, and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

1 year

5 years

10 years

Class Z shares returns before taxes

21.30%
(a)

15.79%
(a)

5.79%
(a)

Class Z shares returns after taxes on distributions

21.30%
(a)

15.79%
(a)

5.79%
(a)

Class Z shares returns after taxes on distributions and sale of Fund shares

13.85%
(a)

13.93%
(a)

5.09%
(a)

Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)

11.81%

12.11%

3.83%

(a)

The Fund commenced operations on March 31, 2008. The returns shown for all periods are the returns of Shares Class shares of Large Cap Growth Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc. The returns shown reflect that Class Z shares are sold without sales charges, but have not been adjusted to reflect differences in expenses. If differences in expenses had been reflected, the returns shown for all periods would be higher.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or IRAs.

9

Columbia Select Large Cap Growth Fund

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class Z shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are
paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses
include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See
Management of the Fund – Primary Service Providers for more information.

■  other expenses, which generally
include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any
year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs, such as brokerage commissions on the purchase and sale of portfolio securities, in addition to the annual Fund operating expenses disclosed in the fee table.

10

Columbia Select Large Cap Growth Fund

Shareholder Fees (paid directly from your investment)

Class Z Shares

Maximum sales charge (load) imposed on purchases, as a % of offering price

N/A

Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

Class Z Shares

Management fees(a)(b)

0.90%

Distribution and service fees

0.00%

Other expenses(c)

0.18%

Acquired fund fees and expenses

—

Total annual Fund operating expenses(d)

1.08%

(a)

Management fees include an investment advisory fee of 0.75% and an administrative fee of 0.15%. The Advisor has implemented a breakpoint schedule for the Fund’s investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The breakpoint schedule for the Fund is as follows: 0.75% for assets up to $1 billion; 0.52% for assets in excess of $1 billion and up to $1.5 billion; 0.47% for assets in excess of $1.5 billion and up to $3 billion; 0.45% for assets in excess of $3 billion and up to $6 billion; and 0.43% for assets in excess of $6 billion.

(b)

The Administrator has voluntarily agreed to waive 0.05% of the fees payable to it. If this waiver were reflected in the table,
“Management fees” would be 0.85% and “Total annual Fund operating expenses” would be 1.03%. The Administrator, at its discretion, may revise or discontinue this arrangement at any time.

(c)
Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.

(d)

The Advisor has contractually agreed to bear a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the
Fund’s custodian, do not exceed 1.08% annually through July 31, 2009.

11

Columbia Select Large Cap Growth Fund

Example

The following example is
intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates
the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■

you invest $10,000 in Class Z shares of the Fund for the periods indicated,

■

you reinvest all dividends and distributions in the Fund,

■

your investment has a 5% return each year, and

■

the Fund’s total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

1 year

3 years

5 years

10 years

Class Z Shares

$
110

$
343

$
595

$
1,317

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

12

Columbia Select Large Cap Growth Fund

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s
investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Investment Guidelines

As a general matter, unless otherwise noted, whenever an investment policy or limitation states a percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of the security or asset.

Holding Other Kinds of Investments

The Fund may hold investments that
aren’t part of its principal investment strategies. These investments are described in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in the Columbia Money Market Funds

The Fund may
invest uninvested cash and cash collateral received in connection with its securities lending program in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending
Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned, or if it incurs losses on the reinvestment of cash collateral.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q (forms filed with the SEC that include portfolio holdings information) for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately 15 calendar days after such month-end.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates may also be disclosed on the Columbia Funds’ website.

Investing Defensively

The Fund may from time to time take
temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions, including, for example, investing in money market instruments or holding cash or cash equivalents. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to
Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

13

Columbia Select Large Cap Growth Fund

Portfolio
Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover can generate larger distributions of short-term capital gains to shareholders, which for individuals are generally taxable at higher rates than long-term capital gains for federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s historical portfolio turnover rates in the Financial Highlights.

14

Management of the Fund

Primary
Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other
Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100
Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of June 30, 2008, the Advisor had assets under management of approximately $390.7 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. In rendering investment advisory services, the Advisor may use the portfolio management and research resources of Columbia Management Pte. Ltd., an affiliate of the Advisor. The Advisor may also use the research and other expertise of other affiliates and third parties in managing the
Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s current fiscal year, aggregate advisory fees paid to the Advisor by the Fund are expected to amount to 0.75% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended
March 31, 2008.

Sub-Advisor(s)

The Advisor may engage an
investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

At
present, the Advisor has not engaged any investment sub-advisor for the Fund.

15

Management of the Fund

Portfolio Manager

Information about the Advisor’s portfolio manager who is primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

Thomas M. Galvin

Service with the Fund since 2008 and with the predecessor fund since 2003.

Managing Director of the Advisor; associated with the Advisor or its predecessors since 2003.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays
the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets

Columbia Select Large Cap Growth Fund

0.15%

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Bank of America affiliates, for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an
indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees, subject to certain limitations, paid by the Transfer Agent on the Fund’s behalf.

16

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of
America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates may also provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank
of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

■

  compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

■

  the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of
America affiliates;

■

  separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■

  regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

■

  lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

■

  regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other
Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private
Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■

  the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These types of conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and
Affiliates – Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

17

Management of the Fund

Certain Legal Matters

On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia
Management Advisors, LLC)) (“Columbia”) and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the “Distributor”) (collectively, the “Columbia Group”) entered into an
Assurance of Discontinuance with the New York Attorney General (“NYAG”) (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission (“SEC”) (the “SEC
Order”) on matters relating to mutual fund trading.

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures;
retain an independent consultant to review the Columbia Group’s applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the $140 million in settlement amounts described above is being distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007. Distributions under the distribution plan began in late June 2007.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial
Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on
Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”).
Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and
other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court’s memoranda dated November 3, 2005, the United States District Court for the District of Maryland granted in part and denied in part the defendants’ motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 (“ICA”) and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption (“the CDSC Lawsuit”). The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

18

Management of the Fund

On September 14, 2007, the plaintiffs and
the Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. The settlement is subject to court approval.

In 2004, the Columbia Funds’ adviser and distributor and certain affiliated entities and individuals were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. Certain Columbia Funds were named as nominal defendants. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and entered final judgment in favor of the defendants. The plaintiffs appealed to the United States Court of Appeals for the First Circuit on December 30, 2005. A stipulation and settlement agreement dated January 19, 2007 was filed in the
First Circuit on February 14, 2007, with a joint stipulation of dismissal and motion for remand to obtain district court approval of the settlement. That joint motion was granted and the appeal was dismissed. On March 6, 2007, the case was remanded to the District Court. The settlement, approved by the District Court on September 18, 2007, became effective October 19, 2007. Pursuant to the settlement, the funds’ adviser and/or its affiliates made certain payments, including plaintiffs’ attorneys’ fees and costs of notice to class members.

19

About Class Z Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this prospectus: Class Z shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class Z shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

Class Z Shares

Eligible Investors and Minimum Initial Investments

Class Z shares are available only to certain eligible investors, which are subject to different minimum initial investment requirements. These minimum initial investment amounts range from $0 to $2,500. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for details.

Investment Limits

none

Conversion Features

none

Front-End Sales Charges

none

Contingent Deferred Sales Charges (CDSCs)

none

Maximum Distribution and Service Fees

none

FUNDamentals™

  Selling and/or Servicing
Agents       The terms “selling agent” and “servicing agent” refer
to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

20

About Class Z Shares

Financial Intermediary Compensation

The Distributor and the Advisor may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and the Advisor may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America.
Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

The Distributor, the Transfer Agent and the Advisor may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Fund’s shares in any intermediary’s

program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.15% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the Advisor. The Distributor and the Advisor may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the Advisor and their affiliates are paid out of the Distributor’s and the Advisor’s own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and the Advisor and their affiliates and the services provided by financial intermediaries as well as a list of the intermediaries to which the
Distributor and the Advisor have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of
Interest for more information.

21

Buying, Selling and Exchanging Shares

Share Price Determination

The price
you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals™

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

(Value of assets of the share class)

NAV

=

  – (Liabilities of the share
class)

Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the
Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

22

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form”
by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date.

FUNDamentals™

Business Days

A business day is any day that the New York
Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the
NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than

$100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges
Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at the following address: Columbia Funds, c/o Columbia
Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of your account application. To place orders by telephone, call
800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of
shares via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

23

Buying, Selling and Exchanging Shares

Online Transactions

Once you have an account, contact Columbia
Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer
Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account.
This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds generally
will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such an automatic sale. Generally, you may avoid such an automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment
Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

If the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent,
review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to
change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions
to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with

24

Buying, Selling and Exchanging Shares

active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or former Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying
Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Columbia Funds or certain of their service providers will enter into information sharing agreements with financial intermediaries, including participating life insurance companies and financial intermediaries that sponsor or offer retirement plans through which shares of the Columbia Funds are made available for purchase. Pursuant to Rule 22c-2, financial intermediaries are required, upon request, to: (i)
provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and procedures. See Buying, Selling and Exchanging Shares – Excessive Trading Practices for more information.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made two
“material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the
Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

25

Buying, Selling and Exchanging Shares

Limitations on
the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer.
Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

■

negative impact on the Fund’s performance;

■

potential dilution of the value of the Fund’s shares;

■

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

■

losses on the sale of investments resulting from the need to sell securities at less favorable prices;

■

  increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

■

increased brokerage and administrative costs.

To the
extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the
Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

26

Buying, Selling and Exchanging Shares

Opening an
 Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Once you have opened an account, you can buy Class Z shares
in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer. Class Z shares are only available to the categories of eligible investors described below, each of which is subject to its own minimum initial investment requirements.

For investors establishing a Systematic Investment Plan, the minimum initial investment is $50.

Minimum Initial Investments

There is no minimum initial investment in
Class Z shares for the following categories of eligible investors:

■

Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

■

Any health savings account sponsored by a third party platform, including those sponsored by Bank of America affiliates, and any omnibus group retirement plan for which a financial intermediary or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

■

Any investor participating in a wrap program sponsored by a financial intermediary or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $1,000:

■

Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a financial intermediary or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,500:

■

Any client of Bank of America or one of its subsidiaries buying shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America or the subsidiary.

■

  Any investor buying shares through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code.

■

Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z Shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds
Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with another fund distributed by the Distributor.

■

Any trustee or director (or family member of a trustee or director) of a fund distributed by the Distributor.

■

Any employee (or family member of an employee) of Bank of America or one of its subsidiaries.

■

Any investor participating in an account offered by a financial intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Fund for those services, other than payments for shareholder servicing or

27

Buying, Selling and Exchanging Shares

sub-accounting performed in place of the Transfer Agent (each investor buying shares through a financial intermediary must independently satisfy the minimum investment requirement noted above).

■

Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

■

Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Bank of America and its affiliates and/or subsidiaries.

Minimum Additional Investments

There is no minimum additional investment for Class Z shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan.

Dividend Diversification

Generally, you may automatically invest distributions made by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made by a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call
Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class Z shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class Z shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

Other Purchase Rules You Should Know

■

  Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated net asset value per share.

■

  You generally buy Class Z shares at net asset value per share because no front-end sales charge applies to purchases of this share class.

■

The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

■

  Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■

Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying
them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class Z shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of
$7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class Z shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737.
It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

28

Buying, Selling and Exchanging Shares

Systematic
Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class Z shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, we may require your signature to be Medallion guaranteed.

You can choose to receive your
withdrawals via check or direct deposit into your bank account. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

■

  Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated net asset value per share.

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you paid for your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

■

No interest will be paid on uncashed redemption checks.

■

Columbia Funds can delay payment of the sale proceeds for up to seven days and may suspend redemptions and/or postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

■

  Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

■

  Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and
Policies.

Exchanging Shares

You can
generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia
Fund into which you are exchanging.

Systematic Exchanges

You
may buy Class Z shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact the Transfer Agent or your financial advisor to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance
is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

29

Buying, Selling and Exchanging Shares

The rules
described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

■

Exchanges are made at net asset value.

■

You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■

The rules for buying shares of a Columbia Fund generally apply to exchanges into that Fund.

■

You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■

You generally may make an exchange only into a Columbia Fund that is accepting investments.

■

  The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■

  Unless your account is part of a tax-advantaged retirement plan, an exchange for shares of another fund is a taxable event, and you may recognize a gain or loss for tax purposes.

30

Distributions and Taxes

Distributions to
Shareholders

A mutual fund can make money two ways:

■

  It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings
to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations

quarterly

Distributions

quarterly

The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the distribution was declared. If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sale of such shares. Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution of net investment income or net realized capital gain, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check the Fund’s distribution schedule above before you invest.

If you buy shares of the Fund
when it holds securities with unrealized capital gain, you may, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes any net realized gain. Any such distribution is generally subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset capital gains realized by the Fund that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

31

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement
each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. In addition, you should be aware of the following:

■

The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■

  Distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

■

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the
Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends.

■

  For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

■

A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Fund shares (including those paid in securities) usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term or disallowed.

■

The Fund is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS)
has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

FUNDamentals™

Taxes

The information provided above is only a summary of
how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

32

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

The information in the financial highlights table represents Shares Class shares of Large Cap Growth Fund, a series of
Excelsior Funds, Inc. (Large Cap Growth Fund), the predecessor to the Fund prior to March 31, 2008. The information for the fiscal year ended March 31, 2007 and March 31, 2008 has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. You can request a free annual report containing those financial statements by calling 800.345.6611.

The independent registered public accounting firm’s report and the Fund’s financial statements are incorporated by reference into the SAI. The information for the fiscal years ended March 31, 2006, 2005 and 2004 were audited by Large Cap Growth Fund’s previous independent registered public accounting firm, whose report expressed unqualified opinions.

Columbia Select Large Cap Growth Fund – Class Z Shares

Year Ended March 31,

2008(a)(b)

2007

2006

2005

2004

Net Asset Value, Beginning of Period

$10.60

$9.91

$8.04

$7.71

$5.79

Income from Investment Operations

Net Investment Loss(c)

(0.08
)

(0.07
)

(0.04
)

(0.05
)

(0.05
)

Net Realized and Unrealized Gain on Investments

0.78

0.76

1.91

0.38

1.97

Total from Investment Operations

0.70

0.69

1.87

0.33

1.92

Net Asset Value, End of Period

$11.30

$10.60

$9.91

$8.04

$7.71

Total Return(d)

6.60
%(e)

6.96
%

23.26
%(e)

4.28
%(e)

33.16
%(e)

Ratios to Average Net Assets/Supplemental Data

Net Expenses(f)

1.16
%

1.20
%

1.10
%

1.05
%

1.05
%

Waiver/Reimbursement

0.04
%

—

0.13
%

0.23
%

0.13
%

Net Investment Loss(f)

(0.69
)%

(0.68
)%

(0.48
)%

(0.59
)%

(0.74
)%

Portfolio Turnover Rate

39
%

33
%

24
%

25
%

79
%

Net Assets, End of Period (000’s)

$
938,734

$
718,424

$
552,194

$
210,060

$
127,231

(a)

On March 31, 2008, Shares class of Large Cap Growth Fund, a series of Excelsior Funds, Inc., was reorganized into the Fund’s Class Z shares. The financial information of Class Z shares includes the financial information of Large Cap Growth Fund’s Shares class shares.

(b)	On March 31, 2008, Large Cap Growth Fund’s Institutional Shares class was reorganized into the Fund’s Class Z shares.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	The benefits derived from custody credits had an impact of less than 0.01%.

33

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Class Z shares of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The annual expense ratio used for the share class, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower.

Columbia Select Large Cap Growth Fund – Class Z Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.08%	3.92%	$10,392.00	$110.12
2	10.25%	1.08%	7.99%	$10,799.37	$114.43
3	15.76%	1.08%	12.23%	$11,222.70	$118.92
4	21.55%	1.08%	16.63%	$11,662.63	$123.58
5	27.63%	1.08%	21.20%	$12,119.81	$128.43
6	34.01%	1.08%	25.95%	$12,594.90	$133.46
7	40.71%	1.08%	30.89%	$13,088.62	$138.69
8	47.75%	1.08%	36.02%	$13,601.70	$144.13
9	55.13%	1.08%	41.35%	$14,134.88	$149.78
10	62.89%	1.08%	46.89%	$14,688.97	$155.65
Total Gain After Fees and Expenses				$4,688.97
Total Annual Fees and Expenses Paid					$1,317.19

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

34

Notes

35

For More Information

You’ll find more information about the Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds
c/o Columbia Management Services, Inc.
P.O. Box 8081, Boston, MA 02266-8081

By Telephone:	800.345.6611

Online:	www.columbiafunds.com

Annual and Semi-Annual

Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

For purposes of any electronic version of this prospectus, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this prospectus.

The investment company registration number of Columbia Funds Series Trust I, of which the Fund is a series, is 811-04367.

Columbia Select Large Cap Growth Fund

Class Z Shares

Prospectus, August 1, 2008

©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/153962-0808

Prospectus

August 1, 2008

Columbia Funds

Columbia Select Opportunities Fund Class A and Class C Shares

Advised by Columbia Management Advisors, LLC

NOT FDIC-INSURED	Not Bank Issued	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK GUARANTEED	May Lose Value

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about Columbia Select Opportunities Fund (the Fund), which is one of the equity funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of the Fund, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information,

■	fees and expenses, and

■	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

■	a discussion of the Fund’s primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and
■	a summary of the Fund’s various share classes offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Fund, including:

■	how to buy, sell and exchange shares of the Fund, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of the Fund’s financial information, and

■	hypothetical fee and expense data that show the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

■	by telephone at 800.345.6611.

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management Group, LLC

The Fund is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Select Opportunities Fund

FUNDimensions™
Columbia Select Opportunities Fund
Investment Objective:	Long-term capital appreciation
Investment Style:	Large Blend
Benchmarks:	Standard & Poor’s (S&P) 500® Index(a) Russell 1000 Index
Ticker Symbols:	Class A: EEOAX Class C: EEOCX
Principal Risks:	Investment strategy risk Market risk Growth securities risk Value securities risk Foreign securities risk Emerging market securities risk Derivatives risk Smaller company securities risk

(a)

“Standard & Poor’s” and “S&P” are trademarks of The McGraw-Hill Companies, Inc. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

FUNDamentals™

Benchmarks

Benchmarks are indices that provide some guidance in assessing fund performance. A fund does not, however, limit its investments to the securities within its benchmark(s), and a fund’s holdings can differ from those of any particular benchmark or index. Benchmarks are only guideposts for performance.

FUNDamentals™

Equity Funds

Equity funds invest primarily in equity securities of companies that have the potential to provide you with higher returns than many other kinds of investments, but they also tend to have higher risk.

Equity funds may be a suitable investment for you if you:

■  have longer term investment goals,

■  maintain a diversified investment portfolio, and

■  are not looking for a regular stream of income.

  Investment Objective

The Fund seeks long-term capital appreciation.

  Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities. The Fund invests in equity securities, including common stocks, of companies that the Advisor believes have value that is not reflected in their market prices. The Fund may invest in companies that have market capitalizations of any size.

The Fund may invest in foreign securities, including securities of companies in emerging market countries. The Fund may invest directly in foreign securities or indirectly through depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies.

The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The Fund may invest in securities that the Advisor believes are undervalued, represent growth opportunities, or both. The Advisor combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers, among other factors:

■

various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, price-to-book value and discounted cash flow. The Advisor believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation.

■

potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors.

■

the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, the strength of its corporate culture, including the structure of economic and

5

Columbia Select Opportunities Fund

FUNDamentals™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

FUNDamentals™

Multi-Cap Funds

Multi-cap funds invest in companies of any capitalization size, which include small-, medium- and large-capitalization companies. For instance, a fund may invest in large, established and well-known U.S. and foreign companies, as well as small, new and relatively unknown companies that are believed to have the potential to grow significantly.

FUNDamentals™

Growth Funds

Growth funds invest in companies that have the potential for significant increases in revenue or earnings. These typically are companies that are developing or applying new technologies, products or services in growing industry sectors.

FUNDamentals™

Value Investing

Value investing means looking for “undervalued” companies – companies that may be currently out of favor and selling at prices below where the Advisor believes “true” value is and therefore may have potential to increase in value.

other incentives for employees and management, and the potential for growth and stock price appreciation.

■	overall economic and market conditions.

The Advisor may sell a security when the security’s price reaches a target set by the Advisor; if the Advisor believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

6

Columbia Select Opportunities Fund

  Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Growth Securities Risk – Because growth securities typically trade at a higher multiple of earnings than other types of securities, the value of growth securities may be more sensitive to changes in current or expected earnings than the prices of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

■

Value Securities Risk – Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Advisor’s future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

■

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

■

Emerging Market Securities Risk – Securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency

7

Columbia Select Opportunities Fund

devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

■

Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the SAI.

■

Smaller Company Securities Risk – Securities of small- or mid-capitalization companies (“smaller companies”) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but also may have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

8

Columbia Select Opportunities Fund

  Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class A shares(a) has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

*	Year-to-date return as of June 30, 2008: -5.84%

(a)

The Fund commenced operations on March 31, 2008. The calendar year returns shown include the returns of Class A shares of Equity Opportunities Fund, the predecessor to the Fund and a series of Excelsior Funds Trust, for periods after September 27, 2007, and include the returns of Shares Class shares of Equity Opportunities Fund for periods prior to September 28, 2007. The returns shown have not been adjusted to reflect differences in expenses. If differences in expenses were reflected, the returns shown for all periods would be lower.

Best and Worst Quarterly Returns During this Period

Best:	1st quarter 2006:	9.86%
Worst:	2nd quarter 2006:	-1.71%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

9

Columbia Select Opportunities Fund

Average Annual Total Annual Return as of December 31, 2007

The table below shows the Fund’s Class A shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The returns shown reflect applicable sales charges. The table also shows the average annual returns for the Fund’s Class C shares, but it does not show after-tax returns for the Fund’s Class C shares, which will vary from those shown for the Fund’s Class A shares. The table compares the Fund’s returns for each period with those of the Standard & Poor’s (S&P) 500® Index and the Russell 1000 Index. The S&P 500® Index tracks the performance of 500 widely held, large-capitalization U.S. stocks. The Russell 1000 Index measures the performance of 1,000 of the largest U.S. companies, based on market capitalization. Indices are not available for investment, and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year		Life of Fund(b)
Class A shares returns before taxes	9.30%	(a)	11.85%	(a)
Class A shares returns after taxes on distributions	8.77%	(a)	11.64%	(a)
Class A shares returns after taxes on distributions and sale of Fund shares	6.74%	(a)	10.26%	(a)
Class C shares returns before taxes	14.70%	(a)	13.55%	(a)
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	5.49%		9.32%
Russell 1000 Index (reflects no deductions for fees, expenses or taxes)	5.77%		9.77%

(a)

The Fund commenced operations on March 31, 2008. The returns shown include the returns of Class A shares or Class C shares, as applicable, of Equity Opportunities Fund, the predecessor to the Fund and a series of Excelsior Funds Trust, for periods after September 27, 2007, and include the returns of Shares Class shares of Equity Opportunities Fund for periods prior to September 28, 2007. The returns shown reflect applicable sales charges, but have not been adjusted to reflect differences in expenses. If differences in expenses were reflected, the returns shown for periods prior to September 28, 2007 would be lower.

(b)	Performance information shown is from March 31, 2004.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or IRAs.

10

Columbia Select Opportunities Fund

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class A and Class C shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

■  distribution and service fees (sometimes referred to in the industry as “12b-1 fees”), which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors, including affiliates of Bank of

    America. See Choosing a Share Class – Distribution and Service Fees for more information.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs, such as brokerage commissions on the purchase and sale of portfolio securities, in addition to the annual Fund operating expenses disclosed in the fee table.

11

Columbia Select Opportunities Fund

Shareholder Fees (paid directly from your investment)

	Class A Shares		Class C Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%		N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	(a)	1.00%	(b)

Annual Fund Operating Expenses (deducted from the Fund’s assets)

	Class A Shares	Class C Shares
Management fees(c)(d)	0.90%	0.90%
Distribution and service (12b-1) fees	0.25%	1.00%
Other expenses(e)	0.08%	0.08%
Acquired fund fees and expenses	—	—
Total annual Fund operating expenses	1.23%	1.98%
Fee waivers/expense reimbursements(f)	-0.16%	-0.16%
Total net expenses	1.07%	1.82%

(a)

This charge applies to investors who buy $1 million or more of Class A shares and redeem them within one year of purchase, with certain limited exceptions. See Choosing a Share Class – Sales Charges and Commissions for details.

(b)

This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions. See Choosing a Share Class – Sales Charges and Commissions for details.

(c)

Management fees include an investment advisory fee of 0.75% and an administrative fee of 0.15%. The Advisor has implemented a breakpoint schedule for the Fund’s investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The breakpoint schedule for the Fund is as follows: 0.75% for assets up to $500 million; 0.57% for assets in excess of $500 million and up to $1 billion; 0.52% for assets in excess of $1 billion and up to $1.5 billion; 0.47% for assets in excess of $1.5 billion and up to $3 billion; 0.45% for assets in excess of $3 billion and up to $6 billion; and 0.43% for assets in excess of $6 billion.

(d)

The Administrator has voluntarily agreed to waive 0.05% of the fees payable to it. If this waiver were reflected in the table, “Management fees” would be 0.85% and “Total annual Fund operating expenses” would be 1.18% and 1.93% for Class A shares and Class C shares, respectively. The Administrator, at its discretion, may revise or discontinue this arrangement at any time.

(e)	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.

(f)

The Advisor has contractually agreed to bear a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed 0.82% annually through July 31, 2009.

12

Columbia Select Opportunities Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class A or Class C shares of the Fund for the periods indicated,

■	you pay the maximum applicable sales charge,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on July 31, 2009, they are only reflected in the 1 year and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A Shares	$678	$928	$1,197	$1,965
Class C Shares
Assuming no redemption	$185	$606	$1,053	$2,293
Assuming complete redemption of shares at the end of the period	$285	$606	$1,053	$2,293

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

13

Columbia Select Opportunities Fund

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Investment Guidelines

As a general matter, unless otherwise noted, whenever an investment policy or limitation states a percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of the security or asset.

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in the Columbia Money Market Funds

The Fund may invest uninvested cash and cash collateral received in connection with its securities lending program in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned, or if it incurs losses on the reinvestment of cash collateral.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q (forms filed with the SEC that include portfolio holdings information) for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately 15 calendar days after such month-end.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates may also be disclosed on the Columbia Funds’ website.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions, including, for example, investing in money market instruments or holding cash or cash equivalents. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover can generate larger distributions of short-term capital gains to shareholders, which for individuals are generally taxable at higher rates than long-term capital gains for federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s historical portfolio turnover rates in the Financial Highlights.

14

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of June 30, 2008, the Advisor had assets under management of approximately $390.7 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. In rendering investment advisory services, the Advisor may use the portfolio management and research resources of Columbia Management Pte. Ltd., an affiliate of the Advisor. The Advisor may also use the research and other expertise of other affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s current fiscal year, aggregate advisory fees paid to the Advisor by the Fund are expected to amount to 0.75% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended March 31, 2008.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

At present, the Advisor has not engaged any investment sub-advisor for the Fund.

15

Management of the Fund

Portfolio Managers

Information about the Advisor’s portfolio managers who are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Richard Bayles

Co-manager. Service with the Fund since 2008 and with the predecessor fund since 2004.

Managing Director of the Advisor; associated with the Advisor or its predecessors since 1990.

Fatima Dickey

Co-manager. Service with the Fund since 2008 and with the predecessor fund since 2004.

Managing Director of the Advisor; associated with the Advisor or its predecessors since 2001.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee,

as a % of Average Daily Net Assets

Columbia Select Opportunities Fund	0.15%

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Bank of America affiliates, for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees, subject to certain limitations, paid by the Transfer Agent on the Fund’s behalf.

16

Management of the Fund

Other	Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates may also provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

■	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;
■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These types of conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates –Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

17

Management of the Fund

Certain Legal Matters

On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) (“Columbia”) and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the “Distributor”) (collectively, the “Columbia Group”) entered into an Assurance of Discontinuance with the New York Attorney General (“NYAG”) (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission (“SEC”) (the “SEC Order”) on matters relating to mutual fund trading.

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group’s applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the $140 million in settlement amounts described above is being distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007. Distributions under the distribution plan began in late June 2007.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the ‘‘MDL’’). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court’s memoranda dated November 3, 2005, the United States District Court for the District of Maryland granted in part and denied in part the defendants’ motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 (“ICA”) and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption (“the CDSC Lawsuit”). The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

On September 14, 2007, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. The settlement is subject to court approval.

18

Management of the Fund

In 2004, the Columbia Funds’ adviser and distributor and certain affiliated entities and individuals were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. Certain Columbia Funds were named as nominal defendants. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and entered final judgment in favor of the defendants. The plaintiffs appealed to the United States Court of Appeals for the First Circuit on December 30, 2005. A stipulation and settlement agreement dated January 19, 2007 was filed in the First Circuit on February 14, 2007, with a joint stipulation of dismissal and motion for remand to obtain district court approval of the settlement. That joint motion was granted and the appeal was dismissed. On March 6, 2007, the case was remanded to the District Court. The settlement, approved by the District Court on September 18, 2007, became effective October 19, 2007. Pursuant to the settlement, the funds’ adviser and/or its affiliates made certain payments, including plaintiffs’ attorneys’ fees and costs of notice to class members.

19

Choosing a Share Class

Comparison of the Share Classes

Share Class Features

The Fund offers two classes of shares in this prospectus: Class A and Class C shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class A and Class C shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

	Class A Shares	Class C Shares
Eligible Investors and Minimum Initial Investments(a)	Minimum initial investments range from $0 to $2,500; the share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500; the share class is available to the general public for investment.
Investment Limits	none	up to $999,999
Conversion Features	none	none
Front-End Sales Charges(b)	5.75% maximum, declining to 0.00% on investments of $1 million or more	none
Contingent Deferred Sales Charges (CDSCs)(b)	none, except a 1.00% CDSC applies to certain investments of between $1 million and $50 million sold within one year of purchase	1.00% on investments sold within one year of purchase
Maximum Distribution and Service Fees	0.25% service fee	0.75% distribution fee 0.25% service fee

(a)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of these share classes.

(b)	See Choosing a Share Class – Reductions/Waivers of Sales Charges for information about certain exceptions to these sales charges.

FUNDamentals™
Selling and/or Servicing Agents The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for	example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

20

Choosing a Share Class

Sales Charges and Commissions

Sales charges, commissions and distribution and service fees (discussed in a separate sub-section below) compensate selling and/or servicing agents, and typically your financial advisor, for selling shares to you and for maintaining and servicing the shares held in your account. These charges, commissions and fees are intended to provide incentives for selling and/or servicing agents to provide these services.

Depending on which share class you choose you will pay these charges either at the outset as a front-end sales charge, at the time you sell your shares as a contingent deferred sales charge and/or over time in the form of increased ongoing fees. Whether the ultimate cost is higher for one class over the other depends on how long you hold your shares.

Class A Shares – Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class A shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for more information.

FUNDamentals™

Front-End Sales Charge Calculation

The table below presents the front-end sales charge as a percentage of both the offering price and the net amount invested.

■  The offering price per share is the net asset value per share plus any front-end sales charge that applies.

■  The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.

The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge in the table) and the net asset value of those shares.

To determine the front-end sales charge you will pay when you buy your shares, the Fund will add the amount of your investment to the value of your account and base the sales charge on the aggregate amount. This approach is designed to assure that you pay the lowest applicable sales charge possible. See Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation.

The front-end sales charge you’ll pay on Class A shares:

■	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

■	is based on the total amount of your purchase and the value of your account.

Class A Shares – Front-End Sales Charge – Breakpoint Schedule

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
$0 – $49,999	5.75%	6.10%	5.00%
$50,000 – $99,999	4.50%	4.71%	3.75%
$100,000 – $249,999	3.50%	3.63%	2.75%
$250,000 – $499,999	2.50%	2.56%	2.00%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	1.00%	(c),(d)

(a)	Purchase amounts and account values are aggregated among all eligible Columbia Fund accounts for purposes of this table.

(b)

Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

(c)

1.00% on purchases from $1 million up to $3 million, 0.50% on purchases of $3 million up to $50 million and 0.25% on amounts of $50 million or more. The Distributor pays selling and/or servicing agents on investments of $1 million or more, but may be reimbursed if a CDSC is deducted when the shares are sold.

(d)

For certain group retirement plans, selling and/or servicing agents are eligible to receive a 1.00% commission from the Distributor on all purchases up to $3 million, including those in amounts of less than $1 million that are coded as commission eligible trades.

21

Choosing a Share Class

Class A Shares – CDSC and Commissions

In some cases, you’ll pay a CDSC if you sell Class A shares that you bought without an initial sales charge.

■

If you bought Class A shares without an initial sales charge because your accounts aggregated $1 million to $50 million at the time of purchase, you will incur a 1.00% CDSC if you redeem those shares within one year of buying them.

■

Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within one year of buying them.

The CDSC on Class A shares:

■	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

■	will not be applied to any shares you receive through reinvested distributions.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class A shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest. The CDSC on Class A shares does not apply to retirement plans buying through a fee-based program.

The Distributor may pay your selling and/or servicing agent an up-front commission of up to 5.00% of the offering price per share when you buy Class A shares. The Distributor funds the commission through the applicable sales charge.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

Class A Shares – Commission Schedule

Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

FUNDamentals™

Contingent Deferred Sales Charge

A contingent deferred sales charge or CDSC is a sales charge applied at the time you sell your shares, unlike a front-end sales charge that is applied at the time of purchase. A CDSC varies based on the length of time that you have held your shares.

Class C Shares – Sales Charges

You don’t pay a front-end sales charge when you buy Class C shares, but you may pay a CDSC when you sell Class C shares.

The CDSC on Class C shares:

■	is applied to the net asset value at the time of your purchase or sale, whichever is lower,

■	will not be applied to any shares you receive through reinvested distributions, and

■	generally declines each year until there is no sales charge for selling shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which your purchase was made. When you place an order to sell your Class C shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest.

Class C Shares – CDSC and Commissions

You’ll pay a CDSC of 1.00% when you sell Class C shares within one year of buying them unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details.

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 1.00% of the net asset value per share when you buy Class C shares. The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution plan and any applicable CDSC applied when you sell your shares. See Choosing a Share Class – Distribution and Service Fees for details.

22

Choosing a Share Class

Reductions/Waivers of Sales Charges

Front-End Sales Charge Reductions

There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A shares of the Fund. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation, you may combine the value of eligible accounts maintained by you and your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your accounts, the Fund will use the current public offering price per share.

Second, by making a statement of intent to purchase additional shares, you may pay a lower sales charge on all purchases of Class A shares made within 13 months of the date of your statement of intent. Your statement of intent must state the aggregate amount of purchases you intend to make in that 13-month period, which must be at least $50,000. If you do not complete the purchases described in your statement of intent within 13 months, you will be charged the applicable sales charge on the amount you have invested to that date. To calculate the total value of the purchases you’ve made under a statement of intent, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account.

To obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. It is the responsibility of you and your financial advisor to ensure that you receive discounts for which you are eligible; the Fund is not responsible for a financial advisor’s failure to apply the eligible discount to your account. You may be asked by your financial advisor for account statements or other records to verify your discount eligibility, including, when applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family.

FUNDamentals™

Your “Immediate Family” and
Account Value Aggregation

For purposes of obtaining a Class A shares breakpoint discount, the value of your account will be deemed to include the value of all applicable shares in eligible accounts that are held by your “immediate family,” which includes your spouse (or legal equivalent under state law), parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law. Remember that in order to obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. Group plan accounts are valued at the plan level.

Eligible Accounts

The types of accounts that are eligible for the account value aggregation purposes described above are:

■	individual accounts,

■	joint accounts,

■	certain IRA accounts,

■	certain health savings accounts,

■	certain trust accounts, and

■	Uniform Gifts to Minors Act (UGMA)/Uniform Transfers to Minors Act (UTMA) accounts.

Eligible accounts include those registered in the name of the broker/dealer or other financial intermediary through which you own shares of the Columbia Funds.

Eligible accounts do not include Class R share accounts or accounts holding institutional share classes of the Columbia Money Market Funds (Capital Class shares, Liquidity Class shares, Adviser Class shares, Investor Class shares, Trust Class shares, Institutional Class shares and Marsico shares). Certain share classes are not offered by this prospectus.

23

Choosing a Share Class

Front-End Sales Charge Waivers

Certain investors may buy Class A shares of the Fund at net asset value, without any front-end sales charge that would otherwise apply. These investors include affiliates of the Fund, broker/dealers, investors in wrap fee programs, investors through fee-based advisors, certain retirement plans, certain health savings accounts, certain shareholders of funds that were reorganized into Columbia Funds, investors using the proceeds of sales of Fund shares or of certain Bank of America trust or similar accounts, as well as insurance company separate accounts purchasing for the benefit of group retirement plans. Restrictions may apply to certain accounts and certain transactions.

CDSC Waivers

You may be able to avoid an otherwise applicable CDSC when you sell Class A or Class C shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Columbia Funds or for other reasons.

Generally, a CDSC that would otherwise be applied may be waived for certain sales, including sales made under the Systematic Withdrawal Plan or in connection with the death or post-purchase disability of a shareholder; certain medical expenses; charitable gifts; involuntary sales; and agreements by selling and/or servicing agents to waive or return their commissions. Restrictions may apply to certain accounts and certain transactions.

The Fund may change or cancel these terms at any time. Any change or cancellation applies only to future purchases.

For more information about the sales charge reductions and waivers described here, consult the SAI.

24

Choosing a Share Class

Distribution and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder servicing plans which set the distribution and service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution and service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

Distribution (Rule 12b-1) and Service Fees

	Distribution Fee	Service Fee	Combined Total
Class A	—	0.25%	0.25%
Class C	0.75%	0.25%	1.00%

The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution and/or shareholder servicing plans continue. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge you other fees for providing services to your account, which may be different from those described here.

25

Choosing a Share Class

Financial Intermediary Compensation

The Distributor and the Advisor may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and the Advisor may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

The Distributor, the Transfer Agent and the Advisor may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.15% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the Advisor. The Distributor and the Advisor may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the Advisor and their affiliates are paid out of the Distributor’s and the Advisor’s own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and the Advisor and their affiliates and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and the Advisor have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

26

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals™
NAV Calculation
Each of the Fund’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

27

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date.

FUNDamentals™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of your account application. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions

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Buying, Selling and Exchanging Shares

are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds generally will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such an automatic sale. Generally, you may avoid such an automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

If the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

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Buying, Selling and Exchanging Shares

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or former Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Columbia Funds or certain of their service providers will enter into information sharing agreements with financial intermediaries, including participating life insurance companies and financial intermediaries that sponsor or offer retirement plans through which shares of the Columbia Funds are made available for purchase. Pursuant to Rule 22c-2, financial intermediaries are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and procedures. See Buying, Selling and Exchanging Shares – Excessive Trading Practices for more information.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity

(market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the

30

Buying, Selling and Exchanging Shares

Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

■	negative impact on the Fund’s performance;

■	potential dilution of the value of the Fund’s shares;

■

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

■	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

■	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

■	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

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Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Eligible Investors

Class A and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.

Minimum Initial Investments

The minimum initial investment for Class A and Class C shares is $2,500 for regular accounts and $1,000 for individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement plans. For investors establishing a Systematic Investment Plan, the minimum initial investment is $50. There is no minimum initial investment for Class A or Class C shares bought through omnibus accounts, wrap accounts or health savings accounts, although your selling and/or servicing agent may impose its own investment minimum. For group retirement plans, the minimum initial investment and minimum additional investment are determined based on the plan’s investment rather than that of its individual participants.

Minimum Additional Investments

There is no minimum additional investment for Class A or Class C shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan.

Dividend Diversification

Generally, you may automatically invest distributions made by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made by a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class A or Class C shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class A or Class C shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

Other Purchase Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

■	You generally buy Class A shares at the public offering price per share because purchases of Class A shares are generally subject to a front-end sales charge.

■	You buy Class C shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

■

The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

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Buying, Selling and Exchanging Shares

■	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class A or Class C shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class A or Class C shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A and/or Class C shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, we may require your signature to be Medallion guaranteed.

You can choose to receive your withdrawals via check or direct deposit into your bank account. You won’t pay a CDSC on Class A or Class C shares if you withdraw 12% or less of the value of those shares in a year. Otherwise, Columbia Funds will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the

Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated net asset value per share. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you paid for your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

■	No interest will be paid on uncashed redemption checks.

■

Columbia Funds can delay payment of the sale proceeds for up to seven days and may suspend redemptions and/or postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

■	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

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Buying, Selling and Exchanging Shares

■	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class A and/or Class C shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact the Transfer Agent or your financial advisor to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

■	Exchanges are made at net asset value.

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■	A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

■	If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Columbia Fund and ends when you sell the shares of the Columbia Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Columbia Fund.

■	The rules for buying shares of a Columbia Fund generally apply to exchanges into that Fund.

■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.

■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■	Unless your account is part of a tax-advantaged retirement plan, an exchange for shares of another fund is a taxable event, and you may recognize a gain or loss for tax purposes.

Same-Fund Exchange Privilege for Class Z Shares

Certain shareholders invested in a class of shares other than Class Z may become eligible to invest in Class Z shares. Upon a determination of such eligibility, any such shareholders will be eligible to exchange their shares for Class Z shares of the same fund, if offered. No sales charges or other charges will apply to any such exchange. Ordinarily, shareholders will not recognize a gain or loss for federal income tax purposes upon such an exchange. Investors should contact their selling and/or servicing agents to learn more about the details of the Class Z shares exchange privilege.

34

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	quarterly
Distributions	quarterly

The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the distribution was declared. If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sale of such shares. Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution of net investment income or net realized capital gain, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check the Fund’s distribution schedule above before you invest.

If you buy shares of the Fund when it holds securities with unrealized capital gain, you may, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes any net realized gain. Any such distribution is generally subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset capital gains realized by the Fund that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

35

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. In addition, you should be aware of the following:

■

The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

■

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

■

A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Fund shares (including those paid in securities) usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges)

and the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term or disallowed.

■

The Fund is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

FUNDamentals™

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

36

Financial Highlights

The financial highlights tables are designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Select Opportunities Fund – Class A Shares

Year Ended March 31, 2008(a)
Net Asset Value, Beginning of Period	$15.80
Income from Investment Operations:
Net Investment Income(b)	0.04
Net Realized and Unrealized Loss on Investments and Foreign Currency	(1.43)
Total from Investment Operations	(1.39)
Less Distributions to Shareholders:
From Net Investment Income	(0.04)
From Net Realized Gains	(0.41)
Total Distributions to Shareholders	(0.45)
Net Asset Value, End of Period	$13.96
Total Return(c)(d)(e)	(9.07)%
Ratios to Average Net Assets/Supplemental Data:
Net Expenses(f)(g)	1.05%
Waiver/Reimbursement(g)	0.17%
Net Investment Income(f)(g)	0.55%
Portfolio Turnover Rate(e)	27%
Net Assets, End of Period (000’s)	$318

(a)

Class A shares of Equity Opportunities Fund, the predecessor to the Fund and a series of Excelsior Funds Trust, commenced operations on September 28, 2007. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)	Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.

(e)	Not annualized.

(f)	The benefits derived from custody credits had an impact of less than 0.01%.

(g)	Annualized.

37

Financial Highlights

Columbia Select Opportunities Fund – Class C Shares

Year Ended March 31, 2008(a)
Net Asset Value, Beginning of Period	$15.80
Income from Investment Operations:
Net Investment Income(b)	— (h)
Net Realized and Unrealized Loss on Investments and Foreign Currency	(1.46)
Total from Investment Operations	(1.46)
Less Distributions to Shareholders:
From Net Realized Gains	(0.41)
Net Asset Value, End of Period	$13.93
Total Return(c)(d)(e)	(9.47)%
Ratios to Average Net Assets/Supplemental Data:
Net Expenses(f)(g)	1.80%
Waiver/Reimbursement(g)	0.17%
Net Investment Income(f)(g)	0.01%
Portfolio Turnover Rate(e)	27%
Net Assets, End of Period (000’s)	$27

(a)

Class C shares of Equity Opportunities Fund, the predecessor to the Fund and a series of Excelsior Funds Trust, commenced operations on September 28, 2007. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)	Total return at net asset value assuming no contingent deferred sales charge.

(e)	Not annualized.

(f)	The benefits derived from custody credits had an impact of less than 0.01%.

(g)	Annualized.

(h)	Rounds to less than $0.01 per share.

38

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses. The charts also assume that all dividends and distributions are reinvested. The annual expense ratio used for each share class, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the charts and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Select Opportunities Fund – Class A Shares

Maximum Initial Sales Charge 5.75%		Initial Hypothetical Investment Amount $10,000.00			Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses		Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.07%	-2.05%	(b)	$9,795.40	$677.83
2	10.25%	1.23%	1.65%		$10,164.69	$122.75
3	15.76%	1.23%	5.48%		$10,547.90	$127.38
4	21.55%	1.23%	9.46%		$10,945.55	$132.18
5	27.63%	1.23%	13.58%		$11,358.20	$137.17
6	34.01%	1.23%	17.86%		$11,786.41	$142.34
7	40.71%	1.23%	22.31%		$12,230.75	$147.71
8	47.75%	1.23%	26.92%		$12,691.85	$153.27
9	55.13%	1.23%	31.70%		$13,170.33	$159.05
10	62.89%	1.23%	36.67%		$13,666.86	$165.05
Total Gain After Fees and Expenses					$3,666.86
Total Annual Fees and Expenses Paid						$1,964.73

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

(b)	Reflects deduction of the maximum initial sales charge.

39

Hypothetical Fees and Expenses

Columbia Select Opportunities Fund – Class C Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.82%	3.18%	$10,318.00	$184.89
2	10.25%	1.98%	6.30%	$10,629.60	$207.38
3	15.76%	1.98%	9.51%	$10,950.62	$213.64
4	21.55%	1.98%	12.81%	$11,281.33	$220.10
5	27.63%	1.98%	16.22%	$11,622.02	$226.74
6	34.01%	1.98%	19.73%	$11,973.01	$233.59
7	40.71%	1.98%	23.35%	$12,334.59	$240.65
8	47.75%	1.98%	27.07%	$12,707.10	$247.91
9	55.13%	1.98%	30.91%	$13,090.85	$255.40
10	62.89%	1.98%	34.86%	$13,486.19	$263.11
Total Gain After Fees and Expenses				$3,486.19
Total Annual Fees and Expenses Paid					$2,293.41

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

40

Notes

41

Notes

42

Notes

43

For More Information

You’ll find more information about the Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

ByMail:	Columbia Funds
c/o Columbia Management Services, Inc.
P.O. Box 8081, Boston, MA 02266-8081

By Telephone:	800.345.6611

Online:	www.columbiafunds.com

Annual and Semi-Annual

Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

For purposes of any electronic version of this prospectus, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this prospectus.

The investment company registration number of Columbia Funds Series Trust I, of which the Fund is a series, is 811-04367.

Columbia Select Opportunities Fund

Class A and Class C Shares

Prospectus, August 1, 2008

©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/153964-0808

Prospectus

August 1, 2008

Columbia Funds

Columbia Select Opportunities Fund Class Z Shares

Advised by Columbia Management Advisors, LLC

NOT FDIC-INSURED	Not Bank Issued	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK GUARANTEED	May Lose Value

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about Columbia Select Opportunities Fund (the Fund), which is one of the equity funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of the Fund, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information,

■	fees and expenses, and

■	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

■	a discussion of the Fund’s primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and
■	a description of the Fund’s Class Z shares offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Fund, including:

■	how to buy, sell and exchange shares of the Fund, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of the Fund’s financial information, and

■	hypothetical fee and expense data that show the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

■	by telephone at 800.345.6611.

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management Group, LLC

The Fund is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Select Opportunities Fund

FUNDimensions™
Columbia Select Opportunities Fund
Investment Objective:	Long-term capital appreciation
Investment Style:	Large Blend
Benchmarks:	Standard & Poor’s (S&P) 500® Index(a) Russell 1000 Index
Ticker Symbol:	Class Z: UMECX
Principal Risks:	Investment strategy risk Market risk Growth securities risk Value securities risk Foreign securities risk Emerging market securities risk Derivatives risk Smaller company securities risk

(a)

“Standard & Poor’s” and “S&P” are trademarks of The McGraw-Hill Companies, Inc. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

FUNDamentals™

Benchmarks

Benchmarks are indices that provide some guidance in assessing fund performance. A fund does not, however, limit its investments to the securities within its benchmark(s), and a fund’s holdings can differ from those of any particular benchmark or index. Benchmarks are only guideposts for performance.

FUNDamentals™

Equity Funds

Equity funds invest primarily in equity securities of companies that have the potential to provide you with higher returns than many other kinds of investments, but they also tend to have higher risk.

Equity funds may be a suitable investment for you if you:

■  have longer term investment goals,

■  maintain a diversified investment portfolio, and

■  are not looking for a regular stream of income.

FUNDamentals™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

  Investment Objective

The Fund seeks long-term capital appreciation.

  Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities. The Fund invests in equity securities, including common stocks, of companies that the Advisor believes have value that is not reflected in their market prices. The Fund may invest in companies that have market capitalizations of any size.

The Fund may invest in foreign securities, including securities of companies in emerging market countries. The Fund may invest directly in foreign securities or indirectly through depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies.

The Fund may invest in
derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The Fund may invest in securities that the Advisor believes are undervalued, represent growth opportunities, or both. The Advisor combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers, among other factors:

■

various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, price-to-book value and discounted cash flow. The Advisor believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation.

■

potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors.

■

the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, the strength of its corporate culture, including the structure of economic and

5

Columbia Select Opportunities Fund

other incentives for employees and management, and the potential for growth and stock price appreciation.

■

overall economic and market conditions.

The Advisor
may sell a security when the security’s price reaches a target set by the Advisor; if the Advisor believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

FUNDamentals™

Multi-Cap Funds

Multi-cap funds invest in companies of any
capitalization size, which include small-, medium- and large-capitalization companies. For instance, a fund may invest in large, established and well-known U.S. and foreign companies, as well as small, new and relatively unknown companies that are believed to have the potential to grow significantly.

FUNDamentals™

Growth Funds

Growth funds invest in companies that have
the potential for significant increases in revenue or earnings. These typically are companies that are developing or applying new technologies, products or services in growing industry sectors.

FUNDamentals™

Value Investing

Value investing means looking for
“undervalued” companies – companies that may be currently out of favor and selling at prices below where the Advisor believes “true” value is and therefore may have potential to increase in value.

  Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors.
In general, equity securities tend to have greater price volatility than debt securities.

■

Growth Securities Risk – Because growth securities typically trade at a higher multiple of earnings than other types of securities, the value of growth securities may be more sensitive to changes in current or expected earnings than the prices of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

■

Value Securities Risk – Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Advisor’s future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

6

Columbia Select Opportunities Fund

■

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

■

Emerging Market Securities Risk – Securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle
East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

■

Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or
“derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the SAI.

■

Smaller Company Securities Risk – Securities of small- or mid-capitalization companies (“smaller companies”) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but also may have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than larger companies to have more limited

7

Columbia Select Opportunities Fund

product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

8

Columbia Select Opportunities Fund

  Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of
the Fund’s Class Z shares(a) has varied from year to year.

*
Year-to-date return as of June 30, 2008: -5.91%

(a)

The Fund commenced operations on March 31, 2008. The calendar year returns shown for all periods are the returns of Shares Class shares of Equity Opportunities Fund, the predecessor to the Fund and a series of Excelsior Funds Trust. The returns shown have not been adjusted to reflect differences in expenses. If differences in expenses were reflected, the returns shown for all periods would be higher.

Best and Worst Quarterly Returns During this Period

Best:

1st quarter 2006:

9.86%

Worst:

2nd quarter 2006:

-1.71%

FUNDamentals™

Fund Performance

Many factors can affect a mutual
fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

9

Columbia Select Opportunities Fund

Average Total Annual Return as of December 31, 2007

The table below shows the Fund’s Class Z
shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table compares the Fund’s returns for each period with those of the
Standard & Poor’s (S&P) 500® Index and the Russell 1000 Index. The S&P 500® Index tracks the performance of 500 widely held, large-capitalization U.S. stocks. The Russell 1000 Index measures the performance of 1,000 of the largest U.S. companies, based on market capitalization. Indices are not available for investment, and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

1 year

Life of Fund(b)

Class Z shares returns before taxes

16.09%
(a)

13.66%
(a)

Class Z shares returns after taxes on distributions

15.52%
(a)

13.44%
(a)

Class Z shares returns after taxes on distributions and sale of Fund shares

11.21%
(a)

11.86%
(a)

S&P 500® Index (reflects no deductions for fees, expenses or taxes)

5.49%

9.32%

Russell 1000 Index (reflects no deductions for fees, expenses or taxes)

5.77%

9.77%

(a)

The Fund commenced operations on March 31, 2008. The returns shown for all periods are the returns of Shares Class shares of
Equity Opportunities Fund, a series of Excelsior Funds Trust, the predecessor to the Fund. The returns reflect that Class Z shares are sold without sales charges, but have not been adjusted to reflect differences in expenses. If differences in expenses were reflected, the returns shown for all periods would be higher.

(b)
Performance information shown is from March 31, 2004.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or IRAs.

10

Columbia Select Opportunities Fund

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class Z shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are
paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses
include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See
Management of the Fund – Primary Service Providers for more information.

■  other expenses, which generally
include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to
registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs, such as brokerage commissions on the purchase and sale of portfolio securities, in addition to the annual Fund operating expenses disclosed in the fee table.

11

Columbia Select Opportunities Fund

Shareholder Fees (paid directly from your investment)

Class Z Shares

Maximum sales charge (load) imposed on purchases, as a % of offering price

N/A

Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

Class Z Shares

Management fees(a)(b)

0.90%

Distribution and service (12b-1) fees

0.00%

Other expenses(c)

0.08%

Acquired fund fees and expenses

—

Total annual Fund operating expenses

0.98%

Fee waivers/expense reimbursements(d)

-0.16%

Total net expenses

0.82%

(a)

Management fees include an investment advisory fee of 0.75% and an administrative fee of 0.15%. The Advisor has implemented a breakpoint schedule for the Fund’s investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The current breakpoint schedule for the Fund is as follows: 0.75% for assets up to $500 million; 0.57% for assets in excess of $500 million and up to $1 billion; 0.52% for assets in excess of $1 billion and up to $1.5 billion; 0.47% for assets in excess of $1.5 billion and up to $3 billion; 0.45% for assets in excess of $3 billion and up to $6 billion; and 0.43% for assets in excess of $6 billion.

(b)

The Administrator has voluntarily agreed to waive 0.05% of the fees payable to it. If this waiver were reflected in the table,
“Management fees” would be 0.85% and “Total annual Fund operating expenses” would be 0.93%. The Administrator, at its discretion, may revise or discontinue this arrangement at any time.

(c)
  Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.

(d)

The Advisor has contractually agreed to bear a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the
Fund’s custodian, do not exceed 0.82% annually through July 31, 2009.

12

Columbia Select Opportunities Fund

Example

The following example is
intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates
the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■

you invest $10,000 in Class Z shares of the Fund for the periods indicated,

■

you reinvest all dividends and distributions in the Fund,

■

your investment has a 5% return each year, and

■

the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on July 31, 2009, they are only reflected in the 1 year and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

1 year

3 years

5 years

10 years

Class Z Shares

$
84

$
296

$
526

$
1,187

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

13

Columbia Select Opportunities Fund

Additional Investment Strategies and
 Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the
SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Investment Guidelines

As a general matter, unless otherwise noted, whenever
an investment policy or limitation states a percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of the security or asset.

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in the Columbia Money Market Funds

The Fund may invest uninvested cash and cash collateral received in connection with its securities lending program in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend
portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned, or if it incurs losses on the reinvestment of cash collateral.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a
Form N-CSR or Form N-Q (forms filed with the SEC that include portfolio holdings information) for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately 15 calendar days after such month-end.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates may also be disclosed on the Columbia Funds’ website.

Investing Defensively

The Fund may from time to time take temporary
defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions, including, for example, investing in money market instruments or holding cash or cash equivalents. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to
Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

Portfolio Turnover

A mutual fund that replaces, or
turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover can generate larger distributions of short-term capital gains to shareholders, which for individuals are generally taxable at higher rates than long-term capital gains for federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s historical portfolio turnover rates in the Financial Highlights.

14

Management of the Fund

Primary Service Providers

The Advisor,
Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of June 30, 2008, the Advisor had assets under management of approximately $390.7 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. In rendering investment advisory services, the Advisor may use the portfolio management and research resources of Columbia Management Pte. Ltd., an affiliate of the Advisor.
The Advisor may also use the research and other expertise of other affiliates and third parties in managing the Fund’s investments.

The Fund pays the
Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s current fiscal year, aggregate advisory fees paid to the Advisor by the
Fund are expected to amount to 0.75% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the
Fund’s investment advisory agreement with the Advisor

is available in the Fund’s annual report to shareholders for the fiscal year ended March 31, 2008.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or
sub-advisors to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

At present, the
Advisor has not engaged any investment sub-advisor for the Fund.

15

Management of the Fund

Portfolio Managers

Information about the Advisor’s portfolio managers who are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Richard Bayles

Co-manager. Service with the Fund since 2008 and with the predecessor fund since 2004.

Managing Director of the Advisor; associated with the Advisor or its predecessors since 1990.

Fatima Dickey

Co-manager. Service with the Fund since 2008 and with the predecessor fund since 2004.

Managing Director of the Advisor; associated with the Advisor or its predecessors since 2001.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays
the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets

Columbia Select Opportunities Fund

0.15%

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Bank of America affiliates, for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an
indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees, subject to certain limitations, paid by the Transfer Agent on the Fund’s behalf.

16

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates may also provide other services to the Fund and be compensated for them.

The Advisor and its
affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company,
engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

■

  compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

■

  the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of
America affiliates;

■

  separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■

  regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

■

  lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

■

  regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other
Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private
Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■

  the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These types of conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and
Affiliates – Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

17

Management of the Fund

Certain Legal Matters

On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia
Management Advisors, LLC)) (“Columbia”) and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the “Distributor”) (collectively, the “Columbia Group”) entered into an
Assurance of Discontinuance with the New York Attorney General (“NYAG”) (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission (“SEC”) (the “SEC
Order”) on matters relating to mutual fund trading.

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures;
retain an independent consultant to review the Columbia Group’s applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the $140 million in settlement amounts described above is being distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007. Distributions under the distribution plan began in late June 2007.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial
Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict
Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants
filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court’s memoranda dated November 3, 2005, the United States District Court for the District of Maryland granted in part and denied in part the defendants’ motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections
34(b) and 36(a) of the Investment Company Act of 1940 (“ICA”) and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption (“the CDSC Lawsuit”). The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

18

Management of the Fund

On September 14, 2007, the plaintiffs and
the Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. The settlement is subject to court approval.

In 2004, the Columbia Funds’ adviser and distributor and certain affiliated entities and individuals were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. Certain Columbia Funds were named as nominal defendants. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and entered final judgment in favor of the defendants. The plaintiffs appealed to the United States Court of Appeals for the First Circuit on December 30, 2005. A stipulation and settlement agreement dated January 19, 2007 was filed in the
First Circuit on February 14, 2007, with a joint stipulation of dismissal and motion for remand to obtain district court approval of the settlement. That joint motion was granted and the appeal was dismissed. On March 6, 2007, the case was remanded to the District Court. The settlement, approved by the District Court on September 18, 2007, became effective October 19, 2007. Pursuant to the settlement, the funds’ adviser and/or its affiliates made certain payments, including plaintiffs’ attorneys’ fees and costs of notice to class members.

19

About Class Z Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this prospectus: Class Z shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class Z shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

Class Z Shares

Eligible Investors and Minimum Initial Investments

Class Z shares are available only to certain eligible investors, which are subject to different minimum initial investment requirements. These minimum initial investment amounts range from $0 to $2,500. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for details.

Investment Limits

none

Conversion Features

none

Front-End Sales Charges

none

Contingent Deferred Sales Charges (CDSCs)

none

Maximum Distribution and Service Fees

none

FUNDamentals™

  Selling and/or Servicing
Agents       The terms “selling agent” and “servicing agent” refer to
the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

20

About Class Z Shares

Financial Intermediary Compensation

The Distributor and the Advisor may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and the Advisor may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America.
Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

The Distributor, the Transfer Agent and the Advisor may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.15% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the
Advisor. The Distributor and the Advisor may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the Advisor and their affiliates are paid out of the Distributor’s and the Advisor’s own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and the Advisor and their affiliates and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and the Advisor have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates
– Certain Conflicts of Interest for more information.

21

Buying, Selling and Exchanging Shares

Share Price Determination

The price
you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals™

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

(Value of assets of the share class)

NAV

=

  – (Liabilities of the share
class)

Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the
Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the
Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

22

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form”
by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date.

FUNDamentals™

Business Days

A business day is any day that the New York
Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the
NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than

$100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges
Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at the following address: Columbia Funds, c/o Columbia
Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of your account application. To place orders by telephone, call
800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of
shares via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders.
Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations.
However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete

23

Buying, Selling and Exchanging Shares

during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares
through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds generally will automatically sell your shares if the value of your account
(treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such an automatic sale. Generally, you may avoid such an automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia

Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call
800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

If the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call
800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not

24

Buying, Selling and Exchanging Shares

apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts;
accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or former Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940
Act, the Columbia Funds or certain of their service providers will enter into information sharing agreements with financial intermediaries, including participating life insurance companies and financial intermediaries that sponsor or offer retirement plans through which shares of the Columbia Funds are made available for purchase. Pursuant to Rule 22c-2, financial intermediaries are required, upon request, to: (i) provide shareholder account and transaction information and (ii)
execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and procedures. See Buying, Selling and Exchanging Shares – Excessive Trading Practices for more information.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and
Exchanging Limitations – If the Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any
Columbia Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A
“material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated
transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or

25

Buying, Selling and Exchanging Shares

control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the
Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

■

negative impact on the Fund’s performance;

■

potential dilution of the value of the Fund’s shares;

■

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

■

losses on the sale of investments resulting from the need to sell securities at less favorable prices;

■

increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

■

increased brokerage and administrative costs.

To the
extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the
Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

26

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Once you have opened an account, you can buy Class Z shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer. Class Z shares are only available to the categories of eligible investors described below, each of which is subject to its own minimum initial investment requirements.

For investors establishing a Systematic Investment Plan, the minimum initial investment is $50.

Minimum Initial
Investments

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

■

Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

■

Any health savings account sponsored by a third party platform, including those sponsored by Bank of America affiliates, and any omnibus group retirement plan for which a financial intermediary or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

■

Any investor participating in a wrap program sponsored by a financial intermediary or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $1,000:

■

Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a financial intermediary or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,500:

■

Any client of Bank of America or one of its subsidiaries buying shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America or the subsidiary.

■

  Any investor buying shares through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code.

■

Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z Shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds
Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with another fund distributed by the Distributor.

■

Any trustee or director (or family member of a trustee or director) of a fund distributed by the Distributor.

■

Any employee (or family member of an employee) of Bank of America or one of its subsidiaries.

■

Any investor participating in an account offered by a financial intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent

27

Buying, Selling and Exchanging Shares

(each investor buying shares through a financial intermediary must independently satisfy the minimum investment requirement noted above).

■

Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

■

Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Bank of America and its affiliates and/or subsidiaries.

Minimum Additional Investments

There is no minimum additional investment for Class Z shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan.

Dividend Diversification

Generally, you may automatically invest distributions made by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made by a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class Z shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class Z shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

Other Purchase Rules You Should Know

■

  Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated net asset value per share.

■

  You generally buy Class Z shares at net asset value per share because no front-end sales charge applies to purchases of this share class.

■

The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

■

  Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■

Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying
them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class Z shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of
$7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class Z shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737.
It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

28

Buying, Selling and Exchanging Shares

Systematic
Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class Z shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, we may require your signature to be Medallion guaranteed.

You can choose to receive your
withdrawals via check or direct deposit into your bank account. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

■

  Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated net asset value per share.

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you paid for your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

■

No interest will be paid on uncashed redemption checks.

■

Columbia Funds can delay payment of the sale proceeds for up to seven days and may suspend redemptions and/or postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

■

  Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

■

  Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and
Policies.

Exchanging Shares

You can
generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia
Fund into which you are exchanging.

Systematic Exchanges

You
may buy Class Z shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact the Transfer Agent or your financial advisor to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your
balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

29

Buying, Selling and Exchanging Shares

The rules
described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

■

Exchanges are made at net asset value.

■

You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■

The rules for buying shares of a Columbia Fund generally apply to exchanges into that Fund.

■

You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■

You generally may make an exchange only into a Columbia Fund that is accepting investments.

■

  The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■

  Unless your account is part of a tax-advantaged retirement plan, an exchange for shares of another fund is a taxable event, and you may recognize a gain or loss for tax purposes.

30

Distributions and Taxes

Distributions to
Shareholders

A mutual fund can make money two ways:

■

  It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings
to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations

quarterly

Distributions

quarterly

The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the distribution was declared. If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sale of such shares. Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution of net investment income or net realized capital gain, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check the Fund’s distribution schedule above before you invest.

If you buy shares of the Fund
when it holds securities with unrealized capital gain, you may, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes any net realized gain. Any such distribution is generally subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset capital gains realized by the Fund that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

31

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement
each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. In addition, you should be aware of the following:

■

The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■

  Distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

■

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the
Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends.

■

  For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

■

A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Fund shares (including those paid in securities) usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term or disallowed.

■

The Fund is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS)
has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

FUNDamentals™

Taxes

The information provided above is only a summary of
how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

32

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

The information in the financial highlights table represents Shares Class shares of Equity Opportunities Fund, a series of Excelsior Funds, Inc. (Equity Opportunities Fund), the predecessor to the Fund prior to March 31, 2008. The information for the fiscal year ended March 31, 2007 and March 31, 2008 has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. You can request a free annual report containing those financial statements by calling 800.345.6611.

The independent registered public accounting firm’s report and the Fund’s financial statements are incorporated by reference into the SAI. The information for the fiscal years ended March 31, 2006, 2005 and 2004 were audited by Equity Opportunities Fund’s previous independent registered public accounting firm, whose report expressed unqualified opinions.

Columbia Select Opportunities Fund – Class Z Shares

Year Ended March 31,

2008(a)(b)

2007

2006

2005

Net Asset Value, Beginning of Period

$14.17

$12.70

$10.98

$10.00

Income from Investment Operations

Net Investment Income(c)

0.10

0.07

0.07

0.08

Net Realized and Unrealized Gain on Investments and Foreign Currency

0.21

1.47

1.70

0.95

Total from Investment Operations

0.31

1.54

1.77

1.03

Less Distributions to Shareholders

From Net Investment Income

(0.11
)

(0.07
)

(0.05
)

(0.04
)

From Net Realized Gains

(0.41
)

—

—

(0.01
)

Total Distributions to Shareholders

(0.52
)

(0.07
)

(0.05
)

(0.05
)

Net Asset Value, End of Period

$13.96

$14.17

$12.70

$10.98

Total Return(d)(e)

1.89
%

12.18
%

16.16
%

10.30
%

Ratios to Average Net Assets/Supplemental Data

Net Expenses(f)

1.05
%

1.04
%

1.05
%

1.05
%

Waiver/Reimbursement

0.17
%

0.20
%

0.26
%

0.54
%

Net Investment Income(f)

0.64
%

0.56
%

0.57
%

0.74
%

Portfolio Turnover Rate

27
%

11
%

17
%

13
%

Net Assets, End of Period (000’s)

$
388,441

$
277,877

$
132,406

$
43,579

(a)

On March 31, 2008, Shares class of Equity Opportunities Fund, a series of Excelsior Funds Trust, was reorganized into the
Fund’s Class Z. The financial information for Class Z shares includes the financial information of Equity Opportunities Fund’s Shares class shares.

(b)
  On March 31, 2008, Equity Opportunities Fund’s Institutional Shares class was reorganized into the Fund’s Class Z.

(c)
Per share data was calculated using the average shares outstanding during the period.

(d)
  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)
Total return at net asset value assuming all distributions reinvested.

(f)
  The benefits derived from custody credits had an impact of less than 0.01%, except for the year ended March 31, 2007, which had an impact of 0.01%.

33

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Class Z shares of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The annual expense ratio used for the share class, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower.

Columbia Select Opportunities Fund – Class Z Shares

Maximum Initial Sales Charge 0.00%

Initial Hypothetical Investment Amount $10,000.00

Assumed Rate of Return 5%

Year

Cumulative Return Before Fees and Expenses

Annual Expense Ratio

Cumulative Return After Fees and Expenses

Hypothetical Year-End Balance After Fees and Expenses

Annual Fees and Expenses(a)

1

5.00%

0.82%

4.18%

$10,418.00

$83.71

2

10.25%

0.98%

8.37%

$10,836.80

$104.15

3

15.76%

0.98%

12.72%

$11,272.44

$108.34

4

21.55%

0.98%

17.26%

$11,725.60

$112.69

5

27.63%

0.98%

21.97%

$12,196.96

$117.22

6

34.01%

0.98%

26.87%

$12,687.28

$121.93

7

40.71%

0.98%

31.97%

$13,197.31

$126.83

8

47.75%

0.98%

37.28%

$13,727.84

$131.93

9

55.13%

0.98%

42.80%

$14,279.70

$137.24

10

62.89%

0.98%

48.54%

$14,853.75

$142.75

Total Gain After Fees and Expenses

$4,853.75

Total Annual Fees and Expenses Paid

$1,186.79

(a)
  Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

34

Notes

35

For More Information

You’ll find more information about
the Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:

Columbia Funds

c/o Columbia Management Services, Inc.

P.O. Box 8081/Boston, MA 02266-8081

By Telephone:

800.345.6611

Online:

www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about
the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address:
publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

For purposes of any electronic version of this prospectus, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this prospectus.

The investment company registration number of Columbia Funds Series Trust I, of which the Fund is a series, is 811-04367.

Columbia Select Opportunities Fund

Class Z
Shares

Prospectus, August 1, 2008

©2008 Columbia Management
Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611
www.columbiafunds.com

INT-36/153847-0808

Prospectus

August 1, 2008

Columbia Funds

Columbia International Growth Fund

Class A and Class C Shares

Advised by Columbia Management Advisors, LLC

NOT FDIC-INSURED

Not Bank Issued

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

NOT BANK GUARANTEED

May Lose Value

Fund
shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about Columbia International Growth Fund (the Fund), which is one of the international equity funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of the Fund, including:

■

investment objective,

■

principal investment strategies and risks,

■

year-by-year performance information,

■

fees and expenses, and

■

a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

■

  a discussion of the Fund’s primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest,
and

■

a summary of the Fund’s various share classes offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Fund, including:

■

how to buy, sell and exchange shares of the Fund, and

■

how you will receive your investment proceeds.

The
prospectus also includes:

■

information about how federal and certain other taxes may affect your investment,

■

highlights of the Fund’s financial information, and

■

hypothetical fee and expense data that show the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■

  “FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■

a “FUNDimensions™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

■

graphic icons which are defined in the guide below.

Icons Guide

Investment Objective

Principal Investment Strategies

Principal Risks

Performance Information

Fees and Expenses

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of
Interest

For More Information

You can contact Columbia Funds:

■

by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

■

by telephone at 800.345.6611.

■

by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■

through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a
“Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management Group, LLC

The Fund is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the
Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia International Growth Fund

FUNDimensions™

Columbia International Growth
Fund

Investment Objective:

Long-term capital appreciation

Investment Style:

Foreign Large Growth

Benchmark:

MSCI EAFE Growth Index

Ticker Symbols:

Class A: CGWAX Class C: CGWCX

Principal Risks:

Investment strategy risk

Market risk

Interest rate risk

Credit risk

Foreign securities risk

Growth securities risk

Emerging market securities risk

Currency risk

Derivatives risk

Special situations risk

Smaller company securities risk

FUNDamentals™

Benchmarks

Benchmarks are indices that provide some
guidance in assessing fund performance. A fund does not, however, limit its investments to the securities within its benchmark(s), and a fund’s holdings can differ from those of any particular benchmark or index. Benchmarks are only guideposts for performance.

FUNDamentals™

International Equity Funds

International equity funds
invest primarily in equity securities of companies outside of the United States.

Equity
securities have the potential to provide you with higher returns than many other kinds of investments, but they also tend to have the highest risk. Foreign securities involve special risks not associated with investing in the U.S. stock market.

International equity funds may be a suitable investment for you if you:

■  have longer-term investment goals,

■  maintain a diversified investment
portfolio,

■  are not looking for a regular stream of income, and

■  are prepared to accept the risks
associated with foreign securities.

  Investment Objective

The Fund seeks long-term capital appreciation.

  Principal Investment Strategies

Under normal circumstances, the Fund invests at
least 65% of its assets in equity securities of larger, relatively well-established companies located in developed market countries, including most countries in Western Europe and the more developed countries in the Pacific Basin and Latin America.
The Fund also may invest in emerging market countries. The Fund may invest in a variety of countries, industries and sectors and does not attempt to invest a specific percentage of its assets in any given country, industry or sector. The Fund may invest in companies that have market capitalizations of any size.

The Fund may invest up to 35% of its assets in debt securities of foreign governments, companies or other entities. The Fund may invest directly in foreign securities or indirectly through depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies.

The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset. The Fund may attempt to hedge the effects of currency value fluctuations on the Fund’s investments.

The Fund may invest in special situations such as initial public offerings, in companies involved in management changes, tender offers, mergers and other corporate restructurings and in companies developing new technologies.

The Advisor combines fundamental and quantitative
analysis with risk management in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers, among other factors:

■

overall economic and market conditions.

■

the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.

5

Columbia International Growth Fund

The Advisor may sell a security when the security’s price reaches a target set by the Advisor; if the Advisor believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

FUNDamentals™

Growth Funds

Growth funds invest in companies that have
the potential for significant increases in revenue or earnings. These typically are companies that are developing or applying new technologies, products or services in growing industry sectors.

FUNDamentals™

Foreign Securities

Foreign securities include debt, equity
or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

  Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares.
Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the
U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which

6

Columbia International Growth Fund

could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

■

Growth Securities Risk – Because growth securities typically trade at a higher multiple of earnings than other types of securities, the value of growth securities may be more sensitive to changes in current or expected earnings than the prices of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

■

Emerging Market Securities Risk – Securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle
East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

■

Currency Risk – Securities denominated in different currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund denominated in that currency.

■

Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or
“derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the SAI.

■

Special Situations Risk – Securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, may present special risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and the market price of the securities may be subject to significant and unpredictable fluctuations. Investing in

7

Columbia International Growth Fund

special situations may have a magnified effect on the performance of funds with small amounts of assets.

■

Smaller Company Securities Risk – Securities of small- or mid-capitalization companies (“smaller companies”) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but also may have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

8

Columbia International Growth Fund

  Performance Information

The following bar chart and table show you how the Fund has
performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of
the Fund’s Class A shares(a) has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

*
Year-to-date return as of June 30, 2008: -6.69%

(a)

The Fund commenced operations on March 31, 2008. The calendar year returns shown for all periods are the returns of Shares Class shares of International Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc. The returns shown have not been adjusted to reflect differences in expenses. If differences in expenses were reflected, the returns shown for all periods would be lower.

Best and Worst Quarterly Returns During this Period

Best:

4th quarter 1999:

38.76%

Worst:

3rd quarter 2002:

-20.55%

FUNDamentals™

Fund Performance

Many factors can affect a mutual
fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

9

Columbia International Growth Fund

Average Annual Total Return as of December 31, 2007

The table below shows the Fund’s Class A shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The returns shown reflect applicable sales charges. The table compares the returns for each period with those of the Morgan Stanley Capital International (MSCI) EAFE Growth Index, an index which is a subset of the MSCI EAFE Index and the components of which include securities from Europe, Australasia and the Far East. The MSCI EAFE Growth Index generally represents approximately 50% of the free float-adjusted market capitalization of the MSCI EAFE Index, and consists of those securities classified by Morgan Stanley Capital International, Inc. as most representing the growth style. Prior to April 30, 2008, the Fund’s returns were compared to the MSCI ACWI ex-U.S. Index, an index of global stock markets that includes developed and emerging markets, but excludes the United States and the MSCI EAFE Index, a free float-adjusted market capitalization index that is designed to measure developed market equity performance excluding the U.S. and Canada. The
Fund changed its benchmark effective April 30, 2008 because the Advisor believes that that MSCI EAFE Growth Index more closely aligns with the historical growth bias of management and the Fund’s name than do the prior benchmarks of the
Fund. The Fund’s average annual returns for the one-year, five-year and ten-year periods are shown compared to the MSCI EAFE Growth Index, as well as the Fund’s previous benchmarks. Indices are not investments, and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

1 year

5 years

10 years

Class A shares returns before taxes

4.87%
(a)

21.10%
(a)

6.60%
(a)

Class A shares returns after taxes on distributions

4.94%
(a)

21.16%
(a)

6.34%
(a)

Class A shares returns after taxes on distributions and sale of Fund shares

3.39%
(a)

18.90%
(a)

5.70%
(a)

Class C shares returns before taxes

10.29%
(a)

22.54%
(a)

7.24%
(a)

MSCI EAFE Growth Index (reflects no deductions for fees, expenses or taxes)

16.45%

19.85%

6.46%

MSCI ACWI ex U.S. Index (reflects no deductions for fees, expenses or taxes)

17.12%

24.52%

10.09%

MSCI EAFE Index (reflects no deductions for fees, expenses or taxes)

11.17%

21.59%

8.66%

(a)

The Fund commenced operations on March 31, 2008. The returns shown for all periods are the returns of Shares Class shares of
International Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc. The returns shown reflect applicable sales charges, but have not been adjusted to reflect differences in expenses. If differences in expenses were reflected, the returns shown for all periods would be lower.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or IRAs.

10

Columbia International Growth Fund

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class A and Class C shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are
paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses
include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See
Management of the Fund – Primary Service Providers for more information.

■  distribution and service fees
(sometimes referred to in the industry as “12b-1 fees”), which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors, including affiliates of
Bank of

    America. See Choosing a Share Class – Distribution and Service Fees for more information.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the
Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs, such as brokerage commissions on the purchase and sale of portfolio securities, in addition to the annual Fund operating expenses disclosed in the fee table.

11

Columbia International Growth Fund

Shareholder Fees (paid directly from your investment)

Class A Shares

Class C Shares

Maximum sales charge (load) imposed on purchases, as a % of offering price

5.75%

N/A

Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

1.00%
(a)

1.00%
(b)

Maximum redemption fee, as a percentage of the amount redeemed, if applicable

2.00%
(c)

2.00%
(c)

Annual Fund Operating Expenses (deducted from the Fund’s assets)

Class A Shares

Class C Shares

Management fees(d)(e)

1.20%

1.20%

Distribution and service (12b-1) fees

0.25%

1.00%

Other expenses(f)

0.22%

0.22%

Acquired fund fees and expenses(g)

0.01%

0.01%

Total annual Fund operating expenses(h)

1.68%

2.43%

(a)

This charge applies to investors who buy $1 million or more of Class A shares and redeem them within one year of purchase, with certain limited exceptions. See Choosing a Share Class – Sales Charges and Commissions for details.

(b)

This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions. See Choosing a Share Class – Sales Charges and Commissions for details.

(c)
  This redemption fee may apply to shares that are redeemed (either by sale or exchange into another Fund) within 60 days of purchase. See Choosing a Share Class – Redemption Fee for details.

(d)

Management fees include an investment advisory fee of 1.00% and an administrative fee of 0.20%. The Advisor has implemented a breakpoint schedule for the Fund’s investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The breakpoint schedule for the Fund is as follows: 1.00% for assets up to $1 billion; 0.57% for assets in excess of $1 billion and up to $1.5 billion; 0.52% for assets in excess of $1.5 billion and up to $3 billion; 0.50% for assets in excess of $3 billion and up to $6 billion; and 0.48% in excess of $6 billion.

(e)

The Administrator has voluntarily agreed to waive 0.05% of the fees payable to it. If this waiver were reflected in the table,
“Management fees” would be 1.15% and “Total annual Fund operating expenses” would be 1.63% and 2.38% for Class A and Class C shares, respectively. The Administrator, at its discretion, may revise or discontinue this arrangement at any time.

(f)
Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.

(g)

Acquired Fund fees and expenses include fees and expenses associated with the Fund’s investments in other investment companies. Since they are incurred only indirectly by the Fund, such fees and expenses are not considered ordinary operating expenses of the Fund for purposes of a contractual expense limitation, if any.

(h)

The Advisor has contractually agreed to bear a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the
Fund’s custodian, do not exceed 1.50% annually through July 31, 2009.

12

Columbia International Growth Fund

Example

The following example is
intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates
the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■

you invest $10,000 in Class A or Class C shares of the Fund for the periods indicated,

■

you pay the maximum applicable sales charge,

■

you reinvest all dividends and distributions in the Fund,

■

your investment has a 5% return each year, and

■

the Fund’s total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

1 year

3 years

5 years

10 years

Class A Shares

$
736

$
1,074

$
1,435

$
2,448

Class C Shares

Assuming no redemption

$
246

$
758

$
1,296

$
2,766

Assuming complete redemption of shares at the end of the period

$
346

$
758

$
1,296

$
2,766

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

13

Columbia International Growth Fund

Additional
 Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Investment Guidelines

As a general matter, unless otherwise noted, whenever
an investment policy or limitation states a percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of the security or asset.

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in the Columbia Money Market Funds

The Fund may invest uninvested cash and cash collateral received in connection with its securities lending program in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved
broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned, or if it incurs losses on the reinvestment of cash collateral.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a
Form N-CSR or Form N-Q (forms filed with the SEC that include portfolio holdings information) for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately 15 calendar days after such month-end.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates may also be disclosed on the Columbia Funds’ website.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions, including, for example, investing in money market instruments or holding cash or cash equivalents. The
Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to

14

Columbia International Growth Fund

receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

Portfolio Turnover

A mutual fund that replaces, or
turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover can generate larger distributions of short-term capital gains to shareholders, which for individuals are generally taxable at higher rates than long-term capital gains for federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s historical portfolio turnover rates in the Financial Highlights.

15

Management of the Fund

Primary Service
 Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other
Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100
Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of June 30, 2008, the Advisor had assets under management of approximately $390.7 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. In rendering investment advisory services, the Advisor may use the portfolio management and research resources of Columbia Management Pte. Ltd., an affiliate of the Advisor. The Advisor may also use the research and other expertise of other affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s current fiscal year, aggregate advisory fees paid to the Advisor by the Fund are expected to amount to 1.00% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended
March 31, 2008.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or
sub-advisors to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

At present, the
Advisor has not engaged any investment sub-advisor for the Fund.

16

Management of the Fund

Portfolio Managers

Information about the Advisor’s portfolio managers who are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Fred Copper, CFA

Co-manager. Service with the Fund since 2008 and with the predecessor fund since 2007.

Managing Director of the Advisor; associated with the Advisor or its predecessors since 2005. Prior to joining the Advisor, Mr. Copper was a senior vice president with Putnam Investments.

Jasmine (Weili) Huang, CFA

Co-manager. Service
with the Fund since 2008 and with the predecessor fund since 2008.

Portfolio Manager of the Advisor; associated with the Advisor or its predecessors since 2003. Prior to joining the Advisor, Ms. Huang held a manager position with Deloitte’s management consulting practice.

Daisuke Nomoto, CMA

Co-manager. Service with the Fund since 2008 and with the predecessor fund since 2008.

Portfolio Manager of the Advisor; associated with the Advisor or its predecessors since 2005. Prior to joining the Advisor, Mr. Nomoto served as an equity analyst at Putnam Investments from April 2003 to March
2005.

Timothy R. Anderson

Co-manager. Service with
the Fund since 2008 and with the predecessor fund since 2008.

Portfolio Manager of the Advisor; associated with the Advisor or its predecessors since 2006. Prior to March 2006, Mr. Anderson was a portfolio manager with Morgan Stanley from February 2005 to October 2005. Prior to February 2005, Mr. Anderson worked as a technology analyst and portfolio manager at Oaktree
Capital Management.

Paul J. DiGiacomo, CFA

Co-manager. Service with
the Fund since 2008 and with the predecessor fund since 2008.

Portfolio Manager of the Advisor; associated with the Advisor or its predecessors since 2006. Prior to April 2006, Mr. DiGiacomo worked as a sleeve manager and analyst for the domestic and international small-cap core funds with Putnam Investments.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays
the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee,

as a % of Average Daily Net Assets

Columbia International Growth Fund

0.20%

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Bank of America affiliates, for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an
indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees, subject to certain limitations, paid by the Transfer Agent on the Fund’s behalf.

17

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of
America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates may also provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank
of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

■

  compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

■

  the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of
America affiliates;

■

  separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■

  regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

■

  lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

■

  regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other
Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private
Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■

  the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These types of conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and
Affiliates –Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

18

Management of the Fund

Certain Legal
Matters

On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia
Management Advisors, LLC)) (“Columbia”) and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the “Distributor”) (collectively, the “Columbia Group”) entered into an
Assurance of Discontinuance with the New York Attorney General (“NYAG”) (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission (“SEC”) (the “SEC
Order”) on matters relating to mutual fund trading.

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures;
retain an independent consultant to review the Columbia Group’s applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the $140 million in settlement amounts described above is being distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007. Distributions under the distribution plan began in late June 2007.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial
Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict
Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed
motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court’s memoranda dated November 3, 2005, the United States District Court for the District of Maryland granted in part and denied in part the defendants’ motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and
36(a) of the Investment Company Act of 1940 (“ICA”) and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption (“the CDSC Lawsuit”). The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

19

Management of the Fund

On September 14, 2007, the plaintiffs and the
Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. The settlement is subject to court approval.

In 2004, the Columbia Funds’ adviser and distributor and certain affiliated entities and individuals were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. Certain Columbia Funds were named as nominal defendants. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and entered final judgment in favor of the defendants. The plaintiffs appealed to the United States Court of Appeals for the First Circuit on December 30, 2005. A stipulation and settlement agreement dated January 19, 2007 was filed in the First Circuit on February 14, 2007, with a joint stipulation of dismissal and motion for remand to obtain district court approval of the settlement. That joint motion was granted and the appeal was dismissed. On March 6, 2007, the case was remanded to the
District Court. The settlement, approved by the District Court on September 18, 2007, became effective October 19, 2007. Pursuant to the settlement, the funds’ adviser and/or its affiliates made certain payments, including plaintiffs’
attorneys’ fees and costs of notice to class members.

20

Choosing a Share Class

Comparison of the Share Classes

Share Class Features

The Fund offers two classes of shares in this prospectus: Class A and Class C shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class A and Class C shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

Class A Shares

Class C Shares

Eligible Investors and Minimum Initial Investments(a)

Minimum initial investments range from $0 to $2,500; the share class is available to the general public for investment.

Minimum initial investments range from $0 to $2,500; the share class is available to the general public for investment.

Investment Limits

none

up to $1,000,000

Conversion Features

none

none

Front-End Sales Charges(b)

5.75% maximum, declining to 0.00% on investments of $1 million or more none

Contingent Deferred Sales Charges (CDSCs)(b)

none, except a 1.00% CDSC applies to certain investments of between $1 million and $50 million sold within one year of purchase

1.00% on investments sold within one year of purchase

Maximum Distribution and Service Fees

0.25% service fee

0.75% distribution fee 0.25% service fee

(a)
  See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of these share classes.

(b)
  See Choosing a Share Class – Reductions/Waivers of Sales Charges for information about certain exceptions to these sales charges.

FUNDamentals™

  Selling and/or Servicing
Agents       The terms “selling agent” and “servicing agent” refer to
the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

21

Choosing a Share Class

Sales Charges and Commissions

Sales charges,
commissions and distribution and service fees (discussed in a separate sub-section below) compensate selling and/or servicing agents, and typically your financial advisor, for selling shares to you and for maintaining and servicing the shares held in your account. These charges, commissions and fees are intended to provide incentives for selling and/or servicing agents to provide these services.

Depending on which share class you choose you will pay these charges either at the outset as a front-end sales charge, at the time you sell your shares as a contingent deferred sales charge and/or over time in the form of increased ongoing fees. Whether the ultimate cost is higher for one class over the other depends on how long you hold your shares.

Class A Shares – Front-End
Sales Charge

You’ll pay a front-end sales charge when you buy Class A shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for more information.

FUNDamentals™

Front-End Sales Charge
Calculation

The table below presents the front-end sales charge as a percentage of both the offering price and the net amount invested.

■  The offering price per share is the net asset value per share plus any front-end sales charge that applies.

■  The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.

The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge in the table) and the net
asset value of those shares.

To determine the front-end sales charge you will pay when
you buy your shares, the Fund will add the amount of your investment to the value of your account and base the sales charge on the aggregate amount. This approach is designed to assure that you pay the lowest applicable sales charge possible. See
Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation.

The front-end sales charge you’ll pay on Class A shares:

■

depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

■

is based on the total amount of your purchase and the value of your account.

Class A Shares – Front-End Sales Charge – Breakpoint Schedule

Dollar amount of shares bought(a)

Sales charge as a % of the offering price(b)

Sales charge as a % of the net amount invested(b)

Amount retained by or paid to selling and/or servicing agents as a % of the offering price

$0 – $49,999

5.75%

6.10%

5.00%

$50,000 – $99,999

4.50%

4.71%

3.75%

$100,000 – $249,999

3.50%

3.63%

2.75%

$250,000 – $499,999

2.50%

2.56%

2.00%

$500,000 – $999,999

2.00%

2.04%

1.75%

$1,000,000 or more

0.00%

0.00%

1.00%
(c),(d)

(a)
  Purchase amounts and account values are aggregated among all eligible Columbia Fund accounts for purposes of this table.

(b)

Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

(c)

1.00% on purchases from $1 million up to $3 million, 0.50% on purchases of $3 million up to $50 million and 0.25% on amounts of
$50 million or more. The Distributor pays selling and/or servicing agents on investments of $1 million or more, but may be reimbursed if a CDSC is deducted when the shares are sold.

(d)

For certain group retirement plans, selling and/or servicing agents are eligible to receive a 1.00% commission from the
Distributor on all purchases up to $3 million, including those in amounts of less than $1 million that are coded as commission eligible trades.

22

Choosing a Share Class

Class A Shares – CDSC and Commissions

In some cases, you’ll pay a CDSC if you sell Class A shares that you bought without an initial sales charge.

■

If you bought Class A shares without an initial sales charge because your accounts aggregated $1 million to $50 million at the time of purchase, you will incur a 1.00% CDSC if you redeem those shares within one year of buying them.

■

Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within one year of buying them.

The CDSC on Class A shares:

■

is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

■

will not be applied to any shares you receive through reinvested distributions.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class A shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest. The CDSC on Class A shares does not apply to retirement plans buying through a fee-based program.

The Distributor may pay your selling and/or servicing agent an up-front commission of up to 5.00% of the offering price per share when you buy Class A shares. The
Distributor funds the commission through the applicable sales charge.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

Class A Shares – Commission Schedule

Purchase Amount

Commission Level (as a % of net asset value per share)

$1 million – $2,999,999

1.00%

$3 million – $49,999,999

0.50%

$50 million or more

0.25%

FUNDamentals™

Contingent Deferred Sales Charge

A contingent deferred sales charge or CDSC is a sales charge applied at the time you sell your shares, unlike a front-end sales charge that is applied at the time of purchase. A CDSC varies based on the length of time that you have held your shares.

Class C Shares – Sales Charges

You don’t pay a front-end sales charge when you buy Class C shares, but you may pay a CDSC when you sell Class C shares.

The CDSC on Class C shares:

■

is applied to the net asset value at the time of your purchase or sale, whichever is lower,

■

will not be applied to any shares you receive through reinvested distributions, and

■

generally declines each year until there is no sales charge for selling shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which your purchase was made. When you place an order to sell your Class C shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest.

Class C Shares – CDSC and Commissions

You’ll pay a CDSC of 1.00% when you sell Class C shares within one year of buying them unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details.

The Distributor
pays an up-front commission directly to your selling and/or servicing agent of up to 1.00% of the net asset value per share when you buy Class C shares. The Distributor seeks to recover this commission through distribution fees it receives under the
Fund’s distribution plan and any applicable CDSC applied when you sell your shares. See Choosing a Share Class – Distribution and Service Fees for details.

23

Choosing a Share Class

Reductions/Waivers
of Sales Charges

Front-End Sales Charge Reductions

There are
two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A shares of the Fund. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation, you may combine the value of eligible accounts maintained by you and your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your accounts, the Fund will use the current public offering price per share.

Second, by making a statement of intent to purchase additional shares, you may pay a lower sales charge on all purchases of Class A shares made within 13 months of the date of your statement of intent. Your statement of intent must state the aggregate amount of purchases you intend to make in that 13-month period, which must be at least $50,000. If you do not complete the purchases described in your statement of intent within 13 months, you will be charged the applicable sales charge on the amount you have invested to that date. To calculate the total value of the purchases you’ve made under a statement of intent, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account.

To obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. It is the responsibility of you and your financial advisor to ensure that you receive discounts for which you are eligible; the Fund is not responsible for a financial advisor’s failure to apply the eligible discount to your account. You may be asked by your financial advisor for account statements or other records to verify your discount eligibility, including, when applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family.

FUNDamentals™

Your “Immediate Family” and
Account Value Aggregation

For purposes of obtaining a Class A shares breakpoint discount, the value of your account will be deemed to include the value of all applicable shares in eligible accounts that are held by your “immediate family,” which includes your spouse (or legal equivalent under state law), parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law. Remember that in order to obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. Group plan accounts are valued at the plan level.

Eligible Accounts

The types of accounts that are eligible for the account value aggregation purposes described above are:

■

individual accounts,

■

joint accounts,

■

certain IRA accounts,

■

certain health savings accounts,

■

certain trust accounts, and

■

Uniform Gifts to Minors Act (UGMA)/Uniform Transfers to Minors Act (UTMA) accounts.

Eligible accounts include those registered in the name of the broker/dealer or other financial intermediary through which you own shares of the Columbia Funds.

Eligible accounts do not include Class R share accounts or accounts holding institutional share classes of the Columbia Money Market Funds (Capital Class shares,
Liquidity Class shares, Adviser Class shares, Investor Class shares, Trust Class shares, Institutional Class shares and Marsico shares). Certain share classes are not offered by this prospectus.

24

Choosing a Share Class

Front-End Sales Charge Waivers

Certain investors may buy Class A shares of the Fund at net asset value, without any front-end sales charge that would otherwise apply. These investors include affiliates of the Fund, broker/dealers, investors in wrap fee programs, investors through fee-based advisors, certain retirement plans, certain health savings accounts, certain shareholders of funds that were reorganized into Columbia Funds, investors using the proceeds of sales of Fund shares or of certain Bank of America trust or similar accounts, as well as insurance company separate accounts purchasing for the benefit of group retirement plans. Restrictions may apply to certain accounts and certain transactions.

CDSC Waivers

You may be
able to avoid an otherwise applicable CDSC when you sell Class A or Class C shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Columbia Funds or for other reasons.

Generally, a CDSC that would otherwise be applied may be waived for certain sales, including sales made under the Systematic Withdrawal Plan or in connection with the death or post-purchase disability of a shareholder; certain medical expenses; charitable gifts; involuntary sales; and agreements by selling and/or servicing agents to waive or return their commissions. Restrictions may apply to certain accounts and certain transactions.

The Fund may change or cancel these terms at any time. Any change or cancellation applies only to future purchases.

For more information about the sales charge reductions and waivers described here, consult the SAI.

25

Choosing a Share Class

Distribution and
Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder servicing plans which set the distribution and service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution and service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

Distribution (Rule 12b-1) and Service Fees

Distribution Fee

Service Fee

  Combined   Total

Class A

—

0.25%

0.25%

Class C

0.75%

0.25%

1.00%

The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution and/or shareholder servicing plans continue. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge you other fees for providing services to your account, which may be different from those described here.

26

Choosing a Share Class

Redemption Fee

When you sell or
exchange shares of a mutual fund, the fund effectively buys those shares back from you in what is called a redemption.

The Columbia Funds
international/global equity funds assess, subject to limited exceptions, a 2.00% redemption fee on the proceeds from Columbia Fund shares that you redeem (either by sale or exchange into another Columbia Fund) within 60 days of buying them. To determine which shares you are selling in a transaction, the Transfer Agent generally applies a first-in, first-out approach. This means that the Transfer Agent will deem those shares that you have held the longest to be sold first, followed by increasingly recently purchased shares. When selling or exchanging shares of a Columbia Fund that you acquired by a previous exchange, the period you held shares of the first Columbia Fund prior to first exchange will not be considered in determining whether the redemption fee applies to the second sale or exchange. When it does apply, the redemption fee is paid to the Columbia Fund from which you are redeeming shares (either by sale or exchange into another Columbia Fund).

The redemption fee described above will not be imposed if you qualify for a waiver and the Transfer Agent has received proper notification of your qualification. The Transfer Agent will redeem any shares that are eligible for a waiver first. Please be aware that it is the responsibility of you and your financial advisor to notify the Transfer Agent that you may qualify for a waiver before you buy or sell your shares.

The categories of transactions which qualify for a waiver of the redemption fee are as follows:

■

  shares sold following the death or disability (as defined in the Internal Revenue Code) of the shareholder, including a registered joint owner,

■

shares sold by or distributions from participant-directed retirement plans, such as 401(k), 403(b), 457, Keogh, profit sharing and money-purchase pension plans, where Columbia Funds does not have access to information about the individual participant account activity, but not where Columbia Funds has received an indication that the plan administrator is able to assess the redemption fee on the appropriate accounts,

■

shares sold by certain investment funds (e.g., Columbia LifeGoal Portfolios and Future Scholar 529 Plan) that have provided assurances reasonably satisfactory to the Advisor that the investment fund is not a vehicle for excessive trading practices (the Advisor or its affiliates may manage certain of the approved investment funds),

■

shares sold in certain transactions in connection with certain asset allocation or wrap programs where the program sponsor has provided assurances reasonably satisfactory to the Advisor that the program is not designed to be a vehicle for excessive trading practices,

■

shares sold by accounts where Columbia Funds has received information reasonably satisfactory to the Advisor indicating that financial intermediaries maintaining the accounts are currently unable for administrative reasons to assess the redemption fee on underlying shareholders,

■

  shares sold by an account which has demonstrated a severe hardship, such as a medical emergency, as determined in the absolute discretion of the Advisor,

■

shares that were bought with reinvested distributions,

■

  shares that are sold or exchanged through Columbia Funds’ Systematic Withdrawal Plan or Systematic Exchange Feature, or similar affiliated or unaffiliated automated plans,

■

the following retirement plan distributions: lump-sum or other distributions from a qualified corporate or self-employed retirement plan following the retirement (or following attainment of age 59 1/2 in the case of a “key employee” of a
“top heavy” plan); and distributions from an IRA or Custodial Account under Section 403(b)(7) of the Internal Revenue Code, following attainment of age 59 1/2, and

■

the following retirement plan transactions: payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor and certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions.

Certain financial intermediaries may not assess a redemption fee on certain categories of redemptions that they believe do not present significant excessive trading practices concerns (such as Systematic Withdrawal
Plan redemptions). For a discussion of the effects of excessive trading practices, see Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

27

Choosing a Share Class

Conversely, certain financial intermediaries may
assess a redemption fee on certain redemptions by accounts maintained with them that would be exempt from the redemption fee if the accounts were maintained directly with the Transfer Agent or with a different financial intermediary. Columbia Funds and its agents reserve the right to permit imposition of the redemption fee under these circumstances.

Columbia Funds’ ability to assess redemption
fees or apply waivers is generally limited by the policies of financial intermediaries. Accordingly, the parameters of the exemption categories described above are subject to the different policies of the various financial intermediaries that maintain accounts. You should check with your financial intermediary about its redemption fee and waiver policies before investing or submitting a redemption order within the specified time period.

Columbia Funds reserves the right to impose the redemption fee in the future if it determines that a financial intermediary that previously did not or was not able to assess the redemption fee on underlying shareholders has developed the policy or capability to assess the fee on some or all of its underlying shareholders. However, Columbia Funds may determine not to impose the redemption fee under certain circumstances. From time to time, as circumstances change, Columbia Funds may modify or eliminate certain exemption categories without advance notice to shareholders.

28

Choosing a Share Class

Financial Intermediary Compensation

The Distributor and the Advisor may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and the Advisor may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America.
Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

The Distributor, the Transfer Agent and the Advisor may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.15% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the
Advisor. The Distributor and the Advisor may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the Advisor and their affiliates are paid out of the Distributor’s and the Advisor’s own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and the Advisor and their affiliates and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and the Advisor have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates
– Certain Conflicts of Interest for more information.

29

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals™

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

(Value of assets of the share class)

NAV

=

  – (Liabilities of the share
class)

Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the
Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations.
The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

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Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date.

FUNDamentals™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than

$100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of your account application. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

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Buying, Selling and Exchanging Shares

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds generally will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such an automatic sale. Generally, you may avoid such an automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

If the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders

32

Buying, Selling and Exchanging Shares

holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or former Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Columbia Funds or certain of their service providers will enter into information sharing agreements with financial intermediaries, including participating life insurance companies and financial intermediaries that sponsor or offer retirement plans through which shares of the Columbia Funds are made available for purchase. Pursuant to Rule 22c-2, financial intermediaries are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and procedures. See Buying, Selling and Exchanging Shares – Excessive Trading Practices for more information.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the

Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts

33

Buying, Selling and Exchanging Shares

maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

■	negative impact on the Fund’s performance;

■	potential dilution of the value of the Fund’s shares;

■

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

■	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

■	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

■	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

34

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Eligible Investors

Class A and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.

Minimum Initial Investments

The minimum initial investment for Class A and Class C shares is $2,500 for regular accounts and $1,000 for individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement plans. For investors establishing a Systematic Investment Plan, the minimum initial investment is $50. There is no minimum initial investment for Class A or Class C shares bought through omnibus accounts, wrap accounts or health savings accounts, although your selling and/or servicing agent may impose its own investment minimum. For group retirement plans, the minimum initial investment and minimum additional investment are determined based on the plan’s investment rather than that of its individual participants.

Minimum Additional Investments

There is no minimum additional investment for Class A or Class C shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan.

Dividend Diversification

Generally, you may automatically invest distributions made by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made by a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class A or Class C shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class A or Class C shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

Other Purchase Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

■	You generally buy Class A shares at the public offering price per share because purchases of Class A shares are generally subject to a front-end sales charge.

■	You buy Class C shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

■

The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

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Buying, Selling and Exchanging Shares

■	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class A or Class C shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class A or Class C shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A and/or Class C shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, we may require your signature to be Medallion guaranteed.

You can choose to receive your withdrawals via check or direct deposit into your bank account. You won’t pay a CDSC on Class A or Class C shares if you withdraw 12% or less of the value of those shares in a year. Otherwise, Columbia Funds will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the

Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated net asset value per share. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you paid for your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

■	No interest will be paid on uncashed redemption checks.

■

Columbia Funds can delay payment of the sale proceeds for up to seven days and may suspend redemptions and/or postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

■	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

36

Buying, Selling and Exchanging Shares

■	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class A and/or Class C shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact the Transfer Agent or your financial advisor to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

■	Exchanges are made at net asset value.

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■	A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

■

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Columbia Fund and ends when you sell the shares of the Columbia Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Columbia Fund.

■	The rules for buying shares of a Columbia Fund generally apply to exchanges into that Fund.

■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.

■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■	Unless your account is part of a tax-advantaged retirement plan, an exchange for shares of another fund is a taxable event, and you may recognize a gain or loss for tax purposes.

Same-Fund Exchange Privilege for Class Z Shares

Certain shareholders invested in a class of shares other than Class Z may become eligible to invest in Class Z shares. Upon a determination of such eligibility, any such shareholders will be eligible to exchange their shares for Class Z shares of the same fund, if offered. No sales charges or other charges will apply to any such exchange. Ordinarily, shareholders will not recognize a gain or loss for federal income tax purposes upon such an exchange. Investors should contact their selling and/or servicing agents to learn more about the details of the Class Z shares exchange privilege.

37

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	semi-annually
Distributions	semi-annually

The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the distribution was declared. If you sell all of your shares after the record date but before the payment date for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sale of such shares. Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution of net investment income or net realized capital gain, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check the Fund’s distribution schedule above before you invest.

If you buy shares of the Fund when it holds securities with unrealized capital gain, you may, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes any net realized gain. Any such distribution is generally subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset capital gains realized by the Fund that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

38

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. The Fund expects that distributions will consist primarily of capital gains. In addition, you should be aware of the following:

■

The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

■

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

■

A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Fund shares (including those paid in securities) usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term or disallowed.

■

The Fund is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

■

If at the end of the taxable year more than 50% of the value of the Fund’s assets consists of securities of foreign corporations, and the Fund makes a special election, you will generally be required to include in income your share of the foreign taxes paid by the Fund. You may be able to either deduct this amount from your income or claim it as a foreign tax credit. There is no assurance that the Fund will make a special election for a taxable year, even if it is eligible to do so.

FUNDamentals™

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

39

Financial Highlights

The financial highlights tables are designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia International Growth Fund – Class A Shares

	Year Ended March 31,
	2008(a)
Net Asset Value, Beginning of Period	$18.80
Income from Investment Operations:
Net investment loss(b)	—	(c)
Net realized and unrealized loss on investments, foreign currency and foreign capital gains tax	—	(c)
Total from Investment Operations	—	(c)
Net Asset Value, End of Period	$18.80
Total return(d)(e)(f)	0.00%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense(h)(i)	1.75%
Interest expense(i)	—	%(g)
Net expenses(h)(i)	1.75%
Waiver/Reimbursement(i)	0.06%
Net investment loss(h)(i)	(1.75)%
Portfolio turnover rate(f)	68%
Net assets, end of period (000’s)	$10

(a)	The Fund’s Class A shares commenced operations on March 31, 2008. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Rounds to less than $0.01.

(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)	Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.

(f)	Not annualized.

(g)	Rounds to less than 0.01%.

(h)	The benefits derived from custody credits had an impact of less than 0.01%.

(i)	Annualized.

40

Financial Highlights

Columbia International Growth Fund – Class C Shares

	Year Ended March 31,
	2008(a)
Net Asset Value, Beginning of Period	$18.80
Income from Investment Operations:
Net investment loss(b)	—	(c)
Net realized and unrealized loss on investments, foreign currency and foreign capital gains tax	—	(c)
Total from Investment Operations	—	(c)
Net Asset Value, End of Period	$18.80
Total return(d)(e)(f)(g)	0.00%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense(h)(i)	2.50%
Interest expense(i)	—	%(g)
Net expenses(h)(i)	2.50%
Waiver/Reimbursement(i)	0.06%
Net investment loss(h)(i)	(2.50)%
Portfolio turnover rate(f)	68%
Net assets, end of period (000’s)	$10

(a)	The Fund’s Class C shares commenced operations on March 31, 2008. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Rounds to less than $0.01.

(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)	Total return at net asset value assuming no contingent deferred sales charge.

(f)	Not annualized.

(g)	Rounds to less than 0.01%.

(h)	The benefits derived from custody credits had an impact of less than 0.01%.

(i)	Annualized.

41

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses. The charts also assume that all dividends and distributions are reinvested. The annual expense ratio used for each share class, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the charts and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia International Growth Fund – Class A Shares

Maximum Initial Sales Charge 5.75%		Initial Hypothetical Investment Amount $10,000.00			Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses		Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.68%	-2.62%	(b)	$9,737.91	$735.97
2	10.25%	1.68%	0.61%		$10,061.21	$166.31
3	15.76%	1.68%	3.95%		$10,395.24	$171.83
4	21.55%	1.68%	7.40%		$10,740.36	$177.54
5	27.63%	1.68%	10.97%		$11,096.94	$183.43
6	34.01%	1.68%	14.65%		$11,465.36	$189.52
7	40.71%	1.68%	18.46%		$11,846.01	$195.82
8	47.75%	1.68%	22.39%		$12,239.30	$202.32
9	55.13%	1.68%	26.46%		$12,645.64	$209.03
10	62.89%	1.68%	30.65%		$13,065.48	$215.97
Total Gain After Fees and Expenses					$3,065.48
Total Annual Fees and Expenses Paid						$2,447.74

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

(b)	Reflects deduction of the maximum initial sales charge.

42

Hypothetical Fees and Expenses

Columbia International Growth Fund – Class C Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	2.43%	2.57%	$10,257.00	$246.12
2	10.25%	2.43%	5.21%	$10,520.60	$252.45
3	15.76%	2.43%	7.91%	$10,790.98	$258.94
4	21.55%	2.43%	10.68%	$11,068.31	$265.59
5	27.63%	2.43%	13.53%	$11,352.77	$272.42
6	34.01%	2.43%	16.45%	$11,644.53	$279.42
7	40.71%	2.43%	19.44%	$11,943.80	$286.60
8	47.75%	2.43%	22.51%	$12,250.75	$293.96
9	55.13%	2.43%	25.66%	$12,565.60	$301.52
10	62.89%	2.43%	28.89%	$12,888.53	$309.27
Total Gain After Fees and Expenses				$2,888.53
Total Annual Fees and Expenses Paid					$2,766.29

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

43

For More Information

You’ll find more information about the Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds
c/o Columbia Management Services, Inc.
P.O. Box 8081, Boston, MA 02266-8081

By Telephone:	800.345.6611

Online:	www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

For purposes of any electronic version of this prospectus, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this prospectus.

The investment company registration number of Columbia Funds Series Trust I, of which the Fund is a series, is 811-04367.

Columbia International Growth Fund

Class A and Class C Shares

Prospectus, August 1, 2008

©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/153958-0808

Prospectus

August 1, 2008

Columbia Funds

Columbia International Growth Fund Class Z Shares

Advised by Columbia Management Advisors, LLC

NOT FDIC-INSURED	Not Bank Issued	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK GUARANTEED	May Lose Value

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about Columbia International Growth Fund (the Fund), which is one of the international equity funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of the Fund, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information,

■	fees and expenses, and

■	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

■	a discussion of the Fund’s primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and
■	a description of the Fund’s Class Z shares offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Fund, including:

■	how to buy, sell and exchange shares of the Fund, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of the Fund’s financial information, and

■	hypothetical fee and expense data that show the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

■	by telephone at 800.345.6611.

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management Group, LLC

The Fund is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia International Growth Fund

FUNDimensions™
Columbia International Growth Fund
Investment Objective:	Long-term capital appreciation
Investment Style:	Foreign Large Growth
Benchmark:	MSCI EAFE Growth Index
Ticker Symbol:	Class Z: UMECX
Principal Risks:

Investment strategy risk

Market risk

Interest rate risk

Credit risk

Foreign securities risk

Growth securities risk

Emerging market securities risk

Currency risk

Derivatives risk

Special situations risk

Smaller company securities risk

FUNDamentals™

Benchmarks

Benchmarks are indices that provide some guidance in assessing fund performance. A fund does not, however, limit its investments to the securities within its benchmark(s), and a fund’s holdings can differ from those of any particular benchmark or index. Benchmarks are only guideposts for performance.

FUNDamentals™

International Equity Funds

International equity funds invest primarily in equity securities of companies outside of the United States.

Equity securities have the potential to provide you with higher returns than many other kinds of investments, but they also tend to have the highest risk. Foreign securities involve special risks not associated with investing in the U.S. stock market.

International equity funds may be a suitable investment for you if you:

■  have longer-term investment goals,

■  maintain a diversified investment portfolio,

■  are not looking for a regular stream of income, and

■  are prepared to accept the risks associated with foreign securities.

  Investment Objective

The Fund seeks long-term capital appreciation.

  Principal Investment Strategies

Under normal circumstances, the Fund invests at least 65% of its assets in equity securities of larger, relatively well-established companies located in developed market countries, including most countries in Western Europe and the more developed countries in the Pacific Basin and Latin America. The Fund also may invest in emerging market countries. The Fund may invest in a variety of countries, industries and sectors and does not attempt to invest a specific percentage of its assets in any given country, industry or sector. The Fund may invest in companies that have market capitalizations of any size.

The Fund may invest up to 35% of its assets in debt securities of foreign governments, companies or other entities. The Fund may invest directly in foreign securities or indirectly through depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies.

The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset. The Fund may attempt to hedge the effects of currency value fluctuations on the Fund’s investments.

The Fund may invest in special situations such as initial public offerings, in companies involved in management changes, tender offers, mergers and other corporate restructurings and in companies developing new technologies.

The Advisor combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers, among other factors:

■	overall economic and market conditions.

■

the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.

The Advisor may sell a security when the security’s price reaches a target set by the Advisor; if the Advisor believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

5

Columbia International Growth Fund

FUNDamentals™

Growth Funds

Growth funds invest in companies that have the potential for significant increases in revenue or earnings. These typically are companies that are developing or applying new technologies, products or services in growing industry sectors.

FUNDamentals™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

  Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

■

Growth Securities Risk – Because growth securities typically trade at a higher multiple of earnings than other types of securities, the value of growth securities may be more sensitive to changes in current or expected earnings than the prices of other types of securities. In addition, growth securities, at times, may not perform as well as

6

Columbia International Growth Fund

value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

■

Emerging Market Securities Risk – Securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

■

Currency Risk – Securities denominated in different currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund denominated in that currency.

■

Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the SAI.

■

Special Situations Risk – Securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, may present special risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and the market price of the securities may be subject to significant and unpredictable fluctuations. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.

■

Smaller Company Securities Risk – Securities of small- or mid-capitalization companies (“smaller companies”) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but also may have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

7

Columbia International Growth Fund

  Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class Z shares(a) has varied from year to year.

*	Year-to-date return as of June 30, 2008: -6.64%

(a)

The Fund commenced operations on March 31, 2008. The calendar year returns shown for all periods are the returns of Shares Class shares of International Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc. The returns shown have not been adjusted to reflect differences in expenses. If differences in expenses were reflected, the returns shown for all periods would be higher.

Best and Worst Quarterly Returns During this Period

Best:	4th quarter 1999:	38.76%
Worst:	3rd quarter 2002:	-20.55%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

8

Columbia International Growth Fund

Average Annual Total Return as of December 31, 2007

The table below shows the Fund’s Class Z shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table compares the returns for each period with those of the Morgan Stanley Capital International (MSCI) EAFE Growth Index, an index which is a subset of the MSCI EAFE Index and the components of which include securities from Europe, Australasia and the Far East. The MSCI EAFE Growth Index generally represents approximately 50% of the free float-adjusted market capitalization of the MSCI EAFE Index, and consists of those securities classified by Morgan Stanley Capital International, Inc. as most representing the growth style. Prior to April 30, 2008, the Fund’s returns were compared to the MSCI ACWI ex-U.S. Index, an index of global stock markets that includes developed and emerging markets but excludes the United States and the MSCI EAFE Index, a free float-adjusted market capitalization index that is designed to measure developed market equity performance excluding the U.S. and Canada. The Fund changed its benchmark effective April 30, 2008 because the Advisor believes that MSCI EAFE Growth Index more closely aligns with the historical growth bias of management and the Fund’s name than do the prior benchmarks of the Fund. The Fund’s average annual returns for the one-year, five-year and ten-year periods are shown compared to the MSCI EAFE Growth Index, as well as the Fund’s previous benchmarks. Indices are not investments, and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year		5 years		10 years
Class Z shares returns before taxes	11.29%	(a)	22.54%	(a)	7.24%	(a)
Class Z shares returns after taxes on distributions	11.36%	(a)	22.60%	(a)	6.97%	(a)
Class Z shares returns after taxes on distributions and sale of Fund shares	7.57%	(a)	20.23%	(a)	6.27%	(a)
MSCI EAFE Growth Index (reflects no deductions for fees, expenses or taxes)	16.45%		19.85%		6.46%
MSCI ACWI ex U.S. Index (reflects no deductions for fees, expenses or taxes)	17.12%		24.52%		10.09%
MSCI EAFE Index (reflects no deductions for fees, expenses or taxes)	11.17%		21.59%		8.66%

(a)

The Fund commenced operations on March 31, 2008. The returns shown for all periods are the returns of Shares Class shares of International Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc. The returns shown reflect that Class Z shares are sold without sales charges, but have not been adjusted to reflect differences in expenses. If differences in expenses were reflected, the returns shown for all periods would be higher.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or IRAs.

9

Columbia International Growth Fund

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class Z shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs, such as brokerage commissions on the purchase and sale of portfolio securities, in addition to the annual Fund operating expenses disclosed in the fee table.

10

Columbia International Growth Fund

Shareholder Fees (paid directly from your investment)

	Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A
Maximum redemption Fee, as a percentage of the amount redeemed, if applicable	2.00%	(a)

Annual Fund Operating Expenses (deducted from the Fund’s assets)

Class Z Shares
Management fees(b)(c)	1.20%
Distribution and service (12b-1) fees	0.00%
Other expenses(d)	0.22%
Acquired fund fees and expenses(e)	0.01%
Total annual Fund operating expenses(f)	1.43%

(a)	This redemption fee may apply to shares that are redeemed (either by sale or exchange into another Fund) within 60 days of purchase. See About Class Z Shares – Redemption Fee for details.

(b)

Management fees include an investment advisory fee of 1.00% and an administrative fee of 0.20%. The Advisor has implemented a breakpoint schedule for the Fund’s investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The current breakpoint schedule for the Fund is as follows: 1.00% for assets up to $1 billion; 0.57% for assets in excess of $1 billion and up to $1.5 billion; 0.52% for assets in excess of $1.5 billion and up to $3 billion; 0.50% for assets in excess of $3 billion and up to $6 billion; and 0.48% for assets in excess of $6 billion.

(c)

The Administrator has voluntarily agreed to waive 0.05% of the fees payable to it. If this waiver were reflected in the table, “Management fees” would be 1.15% and “Total annual Fund operating expenses” would be 1.38%. The Administrator, at its discretion, may revise or discontinue this arrangement at any time.

(d)	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.

(e)

Acquired Fund fees and expenses include fees and expenses associated with the Fund’s investments in other investment companies. Since they are incurred only indirectly by the Fund, such fees and expenses are not considered ordinary operating expenses of the Fund for purposes of a contractual expense limitation, if any.

(f)

The Advisor has contractually agreed to bear a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed 1.50% annually through July 31, 2009.

11

Columbia International Growth Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class Z shares of the Fund for the periods indicated,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class Z Shares	$146	$452	$782	$1,713

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

12

Columbia International Growth Fund

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Investment Guidelines

As a general matter, unless otherwise noted, whenever an investment policy or limitation states a percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of the security or asset.

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in the Columbia Money Market Funds

The Fund may invest uninvested cash and cash collateral received in connection with its securities lending program in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned, or if it incurs losses on the reinvestment of cash collateral.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q (forms filed with the SEC that include portfolio holdings information) for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately 15 calendar days after such month-end.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates may also be disclosed on the Columbia Funds’ website.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions, including, for example, investing in money market instruments or holding cash or cash equivalents. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

13

Columbia International Growth Fund

Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover can generate larger distributions of short-term capital gains to shareholders, which for individuals are generally taxable at higher rates than long-term capital gains for federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s historical portfolio turnover rates in the Financial Highlights.

14

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of June 30, 2008, the Advisor had assets under management of approximately $390.7 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. In rendering investment advisory services, the Advisor may use the portfolio management and research resources of Columbia Management Pte. Ltd., an affiliate of the Advisor. The Advisor may also use the research and other expertise of other affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s current fiscal year, aggregate advisory fees paid to the Advisor by the Fund are expected to amount to 1.00% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended March 31, 2008.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

At present, the Advisor has not engaged any investment sub-advisor for the Fund.

15

Management of the Fund

Portfolio Managers

Information about the Advisor’s portfolio managers who are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Fred Copper, CFA

Co-manager. Service with the Fund since 2008 and with the predecessor fund since 2007.

Managing Director of the Advisor; associated with the Advisor or its predecessors since 2005. Prior to joining the Advisor, Mr. Copper was a senior vice president with Putnam Investments.

Jasmine (Weili) Huang, CFA

Co-manager. Service with the Fund since 2008 and with the predecessor fund since 2008.

Portfolio Manager of the Advisor; associated with the Advisor or its predecessors since 2003. Prior to joining the Advisor, Ms. Huang held a manager position with Deloitte’s management consulting practice.

Daisuke Nomoto, CMA

Co-manager. Service with the Fund since 2008 and with the predecessor fund since 2008.

Portfolio Manager of the Advisor; associated with the Advisor or its predecessors since 2005. Prior to joining the Advisor, Mr. Nomoto served as an equity analyst at Putnam Investments from April 2003 to March 2005.

Timothy R. Anderson

Co-manager. Service with the Fund since 2008 and with the predecessor fund since 2008.

Portfolio Manager of the Advisor; associated with the Advisor or its predecessors since 2006. Prior to March 2006, Mr. Anderson was a portfolio manager with Morgan Stanley from February 2005 to October 2005. Prior to February 2005, Mr. Anderson worked as a technology analyst and portfolio manager at Oaktree Capital Management.

Paul J. DiGiacomo, CFA

Co-manager. Service with the Fund since 2008 and with the predecessor fund since 2008.

Portfolio Manager of the Advisor; associated with the Advisor or its predecessors since 2006. Prior to April 2006, Mr. DiGiacomo worked as a sleeve manager and analyst for the domestic and international small-cap core funds with Putnam Investments.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee,

as a % of Average Daily Net Assets

Columbia International Growth Fund	0.20%

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Bank of America affiliates, for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees, subject to certain limitations, paid by the Transfer Agent on the Fund’s behalf.

16

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates may also provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

■	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;
■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These types of conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates – Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

17

Management of the Fund

Certain Legal Matters

On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) (“Columbia”) and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the “Distributor”) (collectively, the “Columbia Group”) entered into an Assurance of Discontinuance with the New York Attorney General (“NYAG”) (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission (“SEC”) (the “SEC Order”) on matters relating to mutual fund trading.

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group’s applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the $140 million in settlement amounts described above is being distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007. Distributions under the distribution plan began in late June 2007.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court’s memoranda dated November 3, 2005, the United States District Court for the District of Maryland granted in part and denied in part the defendants’ motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 (“ICA”) and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption (“the CDSC Lawsuit”). The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

On September 14, 2007, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. The settlement is subject to court approval.

18

Management of the Fund

In 2004, the Columbia Funds’ adviser and distributor and certain affiliated entities and individuals were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. Certain Columbia Funds were named as nominal defendants. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and entered final judgment in favor of the defendants. The plaintiffs appealed to the United States Court of Appeals for the First Circuit on December 30, 2005. A stipulation and settlement agreement dated January 19, 2007 was filed in the First Circuit on February 14, 2007, with a joint stipulation of dismissal and motion for remand to obtain district court approval of the settlement. That joint motion was granted and the appeal was dismissed. On March 6, 2007, the case was remanded to the District Court. The settlement, approved by the District Court on September 18, 2007, became effective October 19, 2007. Pursuant to the settlement, the funds’ adviser and/or its affiliates made certain payments, including plaintiffs’ attorneys’ fees and costs of notice to class members.

19

About Class Z Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this prospectus: Class Z shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class Z shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

Class Z Shares
Eligible Investors and Minimum Initial Investments	Class Z shares are available only to certain eligible investors, which are subject to different minimum initial investment requirements. These minimum initial investment amounts range from $0 to $2,500. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for details.
Investment Limits	none
Conversion Features	none
Front-End Sales Charges	none
Contingent Deferred Sales Charges (CDSCs)	none
Maximum Distribution and Service Fees	none

FUNDamentals™
Selling and/or Servicing Agents The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents	include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

20

About Class Z Shares

Redemption Fee

When you sell or exchange shares of a mutual fund, the fund effectively buys those shares back from you in what is called a redemption.

The Columbia Funds international/global equity funds assess, subject to limited exceptions, a 2.00% redemption fee on the proceeds from Columbia Fund shares that you redeem (either by sale or exchange into another Columbia Fund) within 60 days of buying them. To determine which shares you are selling in a transaction, the Transfer Agent generally applies a first-in, first-out approach. This means that the Transfer Agent will deem those shares that you have held the longest to be sold first, followed by increasingly recently purchased shares. When selling or exchanging shares of a Columbia Fund that you acquired by a previous exchange, the period you held shares of the first Columbia Fund prior to first exchange will not be considered in determining whether the redemption fee applies to the second sale or exchange. When it does apply, the redemption fee is paid to the Columbia Fund from which you are redeeming shares (either by sale or exchange into another Columbia Fund).

The redemption fee described above will not be imposed if you qualify for a waiver and the Transfer Agent has received proper notification of your qualification. The Transfer Agent will redeem any shares that are eligible for a waiver first. Please be aware that it is the responsibility of you and your financial advisor to notify the Transfer Agent that you may qualify for a waiver before you buy or sell your shares.

The categories of transactions which qualify for a waiver of the redemption fee are as follows:

■	shares sold following the death or disability (as defined in the Internal Revenue Code) of the shareholder, including a registered joint owner,

■

shares sold by or distributions from participant-directed retirement plans, such as 401(k), 403(b), 457, Keogh, profit sharing and money-purchase pension plans, where Columbia Funds does not have access to information about the individual participant account activity, but not where Columbia Funds has received an indication that the plan administrator is able to assess the redemption fee on the appropriate accounts,

■

shares sold by certain investment funds (e.g., Columbia LifeGoal Portfolios and Future Scholar 529 Plan) that have provided assurances reasonably satisfactory to the Advisor that the investment fund is not a vehicle for excessive trading practices (the Advisor or its affiliates may manage certain of the approved investment funds),

■

shares sold in certain transactions in connection with certain asset allocation or wrap programs where the program sponsor has provided assurances reasonably satisfactory to the Advisor that the program is not designed to be a vehicle for excessive trading practices,

■

shares sold by accounts where Columbia Funds has received information reasonably satisfactory to the Advisor indicating that financial intermediaries maintaining the accounts are currently unable for administrative reasons to assess the redemption fee on underlying shareholders,

■	shares sold by an account which has demonstrated a severe hardship, such as a medical emergency, as determined in the absolute discretion of the Advisor,

■	shares that were bought with reinvested distributions,

■	shares that are sold or exchanged through Columbia Funds’ Systematic Withdrawal Plan or Systematic Exchange Feature, or similar affiliated or unaffiliated automated plans,

■

the following retirement plan distributions: lump-sum or other distributions from a qualified corporate or self-employed retirement plan following the retirement (or following attainment of age 59 1/2 in the case of a “key employee” of a “top heavy” plan); and distributions from an IRA or Custodial Account under Section 403(b)(7) of the Internal Revenue Code, following attainment of age 59 1/2 , and

■

the following retirement plan transactions: payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor and certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions.

Certain financial intermediaries may not assess a redemption fee on certain categories of redemptions that they believe do not present significant excessive trading practices concerns (such as Systematic Withdrawal Plan redemptions). For a discussion of the effects of excessive trading practices,

21

About Class Z Shares

see Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Conversely, certain financial intermediaries may assess a redemption fee on certain redemptions by accounts maintained with them that would be exempt from the redemption fee if the accounts were maintained directly with the Transfer Agent or with a different financial intermediary. Columbia Funds and its agents reserve the right to permit imposition of the redemption fee under these circumstances.

Columbia Funds’ ability to assess redemption fees or apply waivers is generally limited by the policies of financial intermediaries. Accordingly, the parameters of the exemption categories described above are subject to the different policies of the various financial intermediaries that maintain accounts. You should check with your financial intermediary about its redemption fee and waiver policies before investing or submitting a redemption order within the specified time period.

Columbia Funds reserves the right to impose the redemption fee in the future if it determines that a financial intermediary that previously did not or was not able to assess the redemption fee on underlying shareholders has developed the policy or capability to assess the fee on some or all of its underlying shareholders. However, Columbia Funds may determine not to impose the redemption fee under certain circumstances. From time to time, as circumstances change, Columbia Funds may modify or eliminate certain exemption categories without advance notice to shareholders.

22

About Class Z Shares

Financial Intermediary Compensation

The Distributor and the Advisor may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and the Advisor may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

The Distributor, the Transfer Agent and the Advisor may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.15% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the Advisor. The Distributor and the Advisor may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the Advisor and their affiliates are paid out of the Distributor’s and the Advisor’s own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and the Advisor and their affiliates and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and the Advisor have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

23

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals™
NAV Calculation
Each of the Fund’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

24

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date.

FUNDamentals™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of your account application. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

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Buying, Selling and Exchanging Shares

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds generally will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such an automatic sale. Generally, you may avoid such an automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

If the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders

26

Buying, Selling and Exchanging Shares

holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or former Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Columbia Funds or certain of their service providers will enter into information sharing agreements with financial intermediaries, including participating life insurance companies and financial intermediaries that sponsor or offer retirement plans through which shares of the Columbia Funds are made available for purchase. Pursuant to Rule 22c-2, financial intermediaries are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and procedures. See Buying, Selling and Exchanging Shares – Excessive Trading Practices for more information.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the

Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted

27

Buying, Selling and Exchanging Shares

together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

■	negative impact on the Fund’s performance;

■	potential dilution of the value of the Fund’s shares;

■	interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

■	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

■	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

■	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

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Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Once you have opened an account, you can buy Class Z shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer. Class Z shares are only available to the categories of eligible investors described below, each of which is subject to its own minimum initial investment requirements.

For investors establishing a Systematic Investment Plan, the minimum initial investment is $50.

Minimum Initial Investments

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

■

Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

■

Any health savings account sponsored by a third party platform, including those sponsored by Bank of America affiliates, and any omnibus group retirement plan for which a financial intermediary or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

■

Any investor participating in a wrap program sponsored by a financial intermediary or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $1,000:

■

Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a financial intermediary or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,500:

■

Any client of Bank of America or one of its subsidiaries buying shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America or the subsidiary.

■	Any investor buying shares through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code.

■

Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z Shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with another fund distributed by the Distributor.

■	Any trustee or director (or family member of a trustee or director) of a fund distributed by the Distributor.

■	Any employee (or family member of an employee) of Bank of America or one of its subsidiaries.

■

Any investor participating in an account offered by a financial intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Fund for those services, other than payments for shareholder servicing or

29

Buying, Selling and Exchanging Shares

sub-accounting performed in place of the Transfer Agent (each investor buying shares through a financial intermediary must independently satisfy the minimum investment requirement noted above).

■

Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

■

Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Bank of America and its affiliates and/or subsidiaries.

Minimum Additional Investments

There is no minimum additional investment for Class Z shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan.

Dividend Diversification

Generally, you may automatically invest distributions made by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made by a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class Z shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class Z shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

Other Purchase Rules You Should Know

■	Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated net asset value per share.

■	You generally buy Class Z shares at net asset value per share because no front-end sales charge applies to purchases of this share class.

■

The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

■	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class Z shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class Z shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

30

Buying, Selling and Exchanging Shares

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class Z shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, we may require your signature to be Medallion guaranteed.

You can choose to receive your withdrawals via check or direct deposit into your bank account. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

■	Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated net asset value per share.

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■	If you paid for your shares by check or from your bank account as an Automated Clearing House (ACH)
transaction, Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

■	No interest will be paid on uncashed redemption checks.

■

Columbia Funds can delay payment of the sale proceeds for up to seven days and may suspend redemptions and/or postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

■	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

■	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class Z shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact the Transfer Agent or your financial advisor to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

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Buying, Selling and Exchanging Shares

Other Exchange Rules You Should Know

■	Exchanges are made at net asset value.

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■	The rules for buying shares of a Columbia Fund generally apply to exchanges into that Fund.

■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.

■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■	Unless your account is part of a tax-advantaged retirement plan, an exchange for shares of another fund is a taxable event, and you may recognize a gain or loss for tax purposes.

32

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	semi-annually
Distributions	semi-annually

The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the distribution was declared. If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sale of such shares. Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution of net investment income or net realized capital gain, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check the Fund’s distribution schedule above before you invest.

If you buy shares of the Fund when it holds securities with unrealized capital gain, you may, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes any net realized gain. Any such distribution is generally subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset capital gains realized by the Fund that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

33

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. The Fund expects that distributions will consist primarily of capital gains. In addition, you should be aware of the following:

■

The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

■

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

■

A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Fund shares (including those paid in securities) usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term or disallowed.

■

The Fund is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

■

If at the end of the taxable year more than 50% of the value of the Fund’s assets consists of securities of foreign corporations, and the Fund makes a special election, you will generally be required to include in income your share of the foreign taxes paid by the Fund. You may be able to either deduct this amount from your income or claim it as a foreign tax credit. There is no assurance that the Fund will make a special election for a taxable year, even if it is eligible to do so.

FUNDamentals™

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

34

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

The information in the financial highlights table represents Shares Class shares of International Fund, a series of Excelsior Funds, Inc. (International Fund), the predecessor to the Fund prior to March 31, 2008. The information for the fiscal year ended March 31, 2007 and March 31, 2008 has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. You can request a free annual report containing those financial statements by calling 800.345.6611.

The independent registered public accounting firm’s report and the Fund’s financial statements are incorporated by reference into the SAI. The information for the fiscal years ended March 31, 2006, 2005 and 2004 were audited by International Fund’s previous independent registered public accounting firm, whose report expressed unqualified opinions.

Columbia International Growth Fund – Class Z Shares

	Year Ended March 31,
	2008(a)		2007	2006	2005	2004
Net Asset Value, Beginning of Period	$19.06		$16.51	$13.05	$11.28	$6.83
Income from Investment Operations
Net Investment Income	0.12	(b)(c)	0.09 (b)	0.07 (b)	0.06 (b)	0.09
Net Realized and Unrealized Gain (Loss) on Investments	(0.30)		2.54	3.51	1.71	4.44
Total from Investment Operations	(0.18)		2.63	3.58	1.77	4.53
Less Distributions to Shareholders
From Net Investment Income	(0.08)		(0.08)	(0.12)	— (d)	(0.08)
Net Asset Value, End of Period	$18.80		$19.06	$16.51	$13.05	$11.28
Total Return(e)(f)	(0.95)%		16.03%	27.70%	15.71%	66.51%
Ratios to Average Net Assets/Supplemental Data
Net Expenses Before Interest Expense(g)	1.50%		1.50%	1.50%	1.50%	1.38%
Interest Expense	—	%(h)	—	—	—	—
Net Expenses(g)	1.50%		1.50%	1.50%	1.50%	1.38%
Waiver/Reimbursement	0.04%		0.06%	0.08%	0.11%	0.11%
Net Investment Income(g)	0.59%		0.49%	0.52%	0.52%	0.92%
Portfolio Turnover Rate	68%		28%	26%	66%	58%
Net Assets, End of Period (000’s)	$636,030		$636,941	$522,284	$240,322	$130,143

(a)

On March 31, 2008, Shares class of International Fund, a series of Excelsior Funds, Inc., was reorganized into the Fund’s Class Z shares. The financial information for Class Z shares includes the financial information of International Fund’s Shares class.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.04 per share.

(d)	Rounds to less than $0.01 per share.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Total return at net asset value assuming all distributions reinvested.

(g)	The benefits derived from custody credits had an impact of less than 0.01%.

(h)	Amount represents less than 0.01%.

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Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Class Z shares of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The annual expense ratio used for the share class, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower.

Columbia International Growth Fund – Class Z Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.43%	3.57%	$10,357.00	$145.55
2	10.25%	1.43%	7.27%	$10,726.74	$150.75
3	15.76%	1.43%	11.10%	$11,109.69	$156.13
4	21.55%	1.43%	15.06%	$11,506.31	$161.70
5	27.63%	1.43%	19.17%	$11,917.08	$167.48
6	34.01%	1.43%	23.43%	$12,342.52	$173.46
7	40.71%	1.43%	27.83%	$12,783.15	$179.65
8	47.75%	1.43%	32.40%	$13,239.51	$186.06
9	55.13%	1.43%	37.12%	$13,712.16	$192.70
10	62.89%	1.43%	42.02%	$14,201.68	$199.58
Total Gain After Fees and Expenses				$4,201.68
Total Annual Fees and Expenses Paid					$1,713.06

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

36

Notes

37

Notes

38

Notes

39

For More Information

You’ll find more information about the Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds
c/o Columbia Management Services, Inc.
P.O. Box 8081, Boston, MA 02266-8081

By Telephone:	800.345.6611

Online:	www.columbiafunds.com

Annual and Semi-Annual

Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

For purposes of any electronic version of this prospectus, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this prospectus.

The investment company registration number of Columbia Funds Series Trust I, of which the Fund is a series, is 811-04367.

Columbia International Growth Fund Class Z Shares

Prospectus, August 1, 2008

©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/153959-0808

Prospectus

August 1, 2008

Columbia Funds

Columbia Pacific/Asia Fund

Class A and Class C Shares

Advised by Columbia Management Advisors, LLC

NOT FDIC-INSURED	Not Bank Issued	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK GUARANTEED	May Lose Value

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about Columbia Pacific/Asia Fund (the Fund), which is one of the global equity funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of the Fund, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information,

■	fees and expenses, and

■	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

■	a discussion of the Fund’s primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and
■	a summary of the Fund’s various share classes offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Fund, including:

■	how to buy, sell and exchange shares of the Fund, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of the Fund’s financial information, and

■	hypothetical fee and expense data that show the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

■	by telephone at 800.345.6611.

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management Group, LLC

The Fund is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Pacific/Asia Fund

FUNDimensions™
Columbia Pacific/Asia Fund
Investment Objective:	Long-term capital appreciation
Investment Style:	Diversified Pacific/Asia
Benchmarks:	MSCI AC Pacific Index MSCI EAFE Index
Ticker Symbols:	Class A: CASAX Class C: CASCX
Principal Risks:

Investment strategy risk

Market risk

Foreign securities risk

Pacific/Asia regional risk

Emerging market securities risk

Growth securities risk

Value securities risk

Currency risk

Derivatives risk

Special situations risk

Smaller company securities risk

FUNDamentals™

Benchmarks

Benchmarks are indices that provide some guidance in assessing fund performance. A fund does not, however, limit its investments to the securities within its benchmark(s), and a fund’s holdings can differ from those of any particular benchmark or index. Benchmarks are only guideposts for performance.

FUNDamentals™

Global Equity Funds

Global equity funds invest in equity securities of both domestic and foreign companies. Equity securities have the potential to provide you with higher returns than many other kinds of investments, but they also tend to have higher risk. Foreign securities in particular involve special risks not associated with investing in the U.S. stock market.

Global equity funds may be a suitable investment for you if you:

■  have longer-term investment goals,

■  maintain a diversified investment portfolio,

■  are not looking for a regular stream of income, and

■  are prepared to accept the risks associated with foreign securities.

  Investment Objective

The Fund seeks long-term capital appreciation.

  Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies located in Asia and the Pacific Basin, including Australia, New Zealand and India and other countries within this region. The Fund may invest in a variety of countries, industries and sectors and does not attempt to invest a specific percentage of its assets in any given country, industry or sector. The Fund may invest in companies that have market capitalizations of any size.

The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset. The Fund may attempt to hedge the effects of currency value fluctuations on the Fund’s investments.

The Fund may invest in special situations such as initial public offerings, in companies involved in management changes, tender offers, mergers and other corporate restructurings and in companies developing new technologies.

The Fund may invest in securities that the Advisor believes are undervalued, represent growth opportunities, or both. The Advisor combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers, among other factors:

■

various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, price-to-book value and discounted cash flow. The Advisor believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation.

■

potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors.

■

the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.

■	overall economic and market conditions.

5

Columbia Pacific/Asia Fund

The Advisor may sell a security when the security’s price reaches a target set by the Advisor; if the Advisor believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

FUNDamentals™

Emerging Markets

Emerging markets comprise those countries whose economies are considered to be developing – or emerging from underdevelopment – and usually include most or all of Eastern Europe, the Middle East, Asia, Latin America or Africa. Emerging market countries may experience instability resulting from rapid social, political and economic development and their securities markets may be less developed and more thinly traded.

FUNDamentals™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

  Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

■

Pacific/Asia Regional Risk – The Pacific/Asia region consists of countries in the Pacific Basin, including Australia, China, Hong Kong, Indonesia, Japan, Korea, Malaysia, New Zealand, Philippines, Singapore, Taiwan and Thailand, among other countries within this region, and the Fund’s investments in the region are thus particularly susceptible to risks in the region. Events in any one country within the region may impact other countries in the region or the Pacific/Asia region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified, which could result in greater volatility and losses. Countries within this region can be significantly affected by currency fluctuations and rapid changes in inflation and interest rates. Markets in the Pacific/Asia region can experience significant volatility due to social, regulatory and political uncertainties. In addition, changes in governmental policies in the region could significantly affect local markets in the region. Continued growth of economies and securities markets in the Pacific/Asia region will require sustained economic and fiscal discipline, as well as continued commitment to governmental reforms. Development also may be influenced by international economic conditions, particularly those in the United States and Japan, and by world demand for goods produced in countries in the Pacific/Asia region.

6

Columbia Pacific/Asia Fund

■

Emerging Market Securities Risk – Securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

■

Growth Securities Risk – Because growth securities typically trade at a higher multiple of earnings than other types of securities, the value of growth securities may be more sensitive to changes in current or expected earnings than the prices of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

■

Value Securities Risk – Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Advisor’s future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

■

Currency Risk – Securities denominated in different currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund denominated in that currency.

■	Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or “derived” from)

traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the SAI.

■

Special Situations Risk – Securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, may present special risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and the market price of the securities may be subject to significant and unpredictable fluctuations. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.

■

Smaller Company Securities Risk – Securities of small- or mid-capitalization companies (“smaller companies”) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but also

7

Columbia Pacific/Asia Fund

may have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

8

Columbia Pacific/Asia Fund

  Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class A shares(a) has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

*	Year-to-date return as of June 30, 2008: -8.81%

(a)

The Fund commenced operations on March 31, 2008. The calendar year returns shown for all periods are the returns of Shares Class shares of Pacific/Asia Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc. The returns shown have not been adjusted to reflect differences in expenses. If differences in expenses were reflected, the returns shown for all periods would be lower.

Best and Worst Quarterly Returns During this Period

Best:	4th quarter 1999:	40.02%
Worst:	2nd quarter 1998:	-20.25%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

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Columbia Pacific/Asia Fund

Average Annual Total Return as of December 31, 2007

The table below shows the Fund’s Class A shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The returns shown reflect applicable sales charges. The table also shows the average annual returns for the Fund’s Class C shares, but it does not show after-tax returns for the Fund’s Class C shares, which will vary from those shown for the Fund’s Class A shares. The table compares the Fund’s returns for each period with those of the Morgan Stanley Capital International (MSCI) AC (All Country) Asia Pacific Index and the MSCI EAFE (Europe, Australasia & Far East) Index. The MSCI AC Asia Pacific Index is a widely accepted index composed of 14 developed and emerging market countries that is free float-adjusted and designed to capture equity market performance in the Asia Pacific region. The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance excluding the US and Canada. Indices are not available for investment, and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year		5 years		10 years
Class A shares returns before taxes	5.10%	(a)	18.36%	(a)	8.02%	(a)
Class A shares returns after taxes on distributions	1.13%	(a)	17.31%	(a)	7.15%	(a)
Class A shares returns after taxes on distributions and sale of Fund shares	6.40%	(a)	16.03%	(a)	6.70%	(a)
Class C shares returns before taxes	10.58%	(a)	19.75%	(a)	8.65%	(a)
MSCI AC Asia Pacific Index (reflects no deductions for fees, expenses or taxes)	14.64%		22.60%		8.86%
MSCI EAFE Index (reflects no deductions for fees, expenses or taxes)	11.17%		21.59%		8.66%

(a)

The Fund commenced operations on March 31, 2008. The returns shown for all periods are the returns of Shares Class shares of Pacific/Asia Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc. The returns shown reflect applicable sales charges, but have not been adjusted to reflect differences in expenses. If differences in expenses were reflected, the returns shown for all periods would be lower.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or IRAs.

10

Columbia Pacific/Asia Fund

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class A and Class C shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

■  distribution and service fees (sometimes referred to in the industry as “12b-1 fees”), which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors, including affiliates of Bank of

    America. See Choosing a Share Class – Distribution and Service Fees for more information.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs, such as brokerage commissions on the purchase and sale of portfolio securities, in addition to the annual Fund operating expenses disclosed in the fee table.

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Columbia Pacific/Asia Fund

Shareholder Fees (paid directly from your investment)

	Class A Shares		Class C Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%		N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	(a)	1.00%	(b)
Maximum redemption fee (%) (as a percentage of amount redeemed, if applicable)	2.00%	(c)	2.00%	(c)

Annual Fund Operating Expenses (deducted from the Fund’s assets)

	Class A Shares	Class C Shares
Management fees(d)(e)(f)	1.20%	1.20%
Distribution and service (12b-1) fees	0.25%	1.00%
Other expenses(g)	0.29%	0.29%
Acquired fund fees and expenses(h)	0.02%	0.02%
Total annual Fund operating expenses(i)	1.76%	2.51%

(a)

This charge applies to investors who buy $1 million or more of Class A shares and redeem them within one year of purchase, with certain limited exceptions. See Choosing a Share Class – Sales Charges and Commissions for details.

(b)

This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions. See Choosing a Share Class – Sales Charges and Commissions for details.

(c)	This redemption fee may apply to shares that are redeemed (either by sale or exchange into another Fund) within 60 days of purchase. See Choosing a Share Class – Redemption Fee for details.

(d)	Management fees include an investment advisory fee of 1.00% and an administrative fee of 0.20%.

(e)

The Advisor has implemented a breakpoint schedule for the Fund’s investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The breakpoint schedule for the Fund is as follows: 1.00% for assets up to $500 million; 0.75% for assets in excess of $500 million and up to $1 billion; 0.67% for assets in excess of $1 billion and up to $1.5 billion; 0.62% for assets in excess of $1.5 billion and up to $3 billion; 0.57% for assets in excess of $3 billion and up to $6 billion; and 0.52% for assets in excess of $6 billion.

(f)

The Administrator has voluntarily agreed to waive 0.05% of the fees payable to it. If this waiver were reflected in the table, “Management fees” would be 1.15% and “Total annual Fund operating expenses” would be 1.71% and 2.46% for Class A and Class C shares, respectively. The Administrator, at its discretion, may revise or discontinue this arrangement at any time.

(g)	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.

(h)

Acquired fund fees and expenses include fees and expenses associated with the Fund’s investments in other investment companies. Since they are incurred only indirectly by the Fund, such fees and expenses are not considered ordinary operating expenses of the Fund for purposes of a contractual expense limitation, if any.

(i)

The Advisor has contractually agreed to bear a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed 1.65% annually through July 31, 2009.

12

Columbia Pacific/Asia Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class A or Class C shares of the Fund for the periods indicated,

■	you pay the maximum applicable sales charge,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A Shares	$744	$1,097	$1,474	$2,529
Class C Shares
Assuming no redemption	$254	$782	$1,335	$2,846
Assuming complete redemption of shares at the end of the period	$354	$782	$1,335	$2,846

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

13

Columbia Pacific/Asia Fund

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Investment Guidelines

As a general matter, unless otherwise noted, whenever an investment policy or limitation states a percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of the security or asset.

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in the Columbia Money Market Funds

The Fund may invest uninvested cash and cash collateral received in connection with its securities lending program in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned, or if it incurs losses on the reinvestment of cash collateral.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q (forms filed with the SEC that include portfolio holdings information) for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately 15 calendar days after such month-end.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates may also be disclosed on the Columbia Funds’ website.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions, including, for example, investing in money market instruments or holding cash or cash equivalents. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those

14

Columbia Pacific/Asia Fund

addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover can generate larger distributions of short-term capital gains to shareholders, which for individuals are generally taxable at higher rates than long-term capital gains for federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s historical portfolio turnover rates in the Financial Highlights.

15

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of June 30, 2008, the Advisor had assets under management of approximately $390.7 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. In rendering investment advisory services, the Advisor may use the portfolio management and research resources of Columbia Management Pte. Ltd., an affiliate of the Advisor. The Advisor may also use the research and other expertise of other affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s current fiscal year, aggregate advisory fees paid to the Advisor by the Fund are expected to amount to 1.00% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended March 31, 2008.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

At present, the Advisor has not engaged any investment sub-advisor for the Fund.

16

Management of the Fund

Portfolio Managers

Information about the Advisor’s portfolio managers who are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Fred Copper, CFA

Co-manager. Service with the Fund since 2008 and with the predecessor fund since 2007.

Managing Director of the Advisor; associated with the Advisor or its predecessors since 2005. Prior to joining Columbia Management Advisors, LLC, Mr. Copper was a senior vice president with Putnam Investments.

Jasmine (Weili) Huang, CFA

Co-manager. Service with the Fund since 2008 and with the predecessor fund since 2007.

Portfolio Manager of the Advisor; associated with the Advisor or its predecessors since 2003. Prior to joining Columbia Management Advisors, LLC, Ms. Huang held a manager position with Deloitte’s management consulting practice.

Daisuke Nomoto, CMA

Co-manager. Service with the Fund since 2008 and with the predecessor fund since 2007.

Portfolio Manager of the Advisor; associated with the Advisor or its predecessors since 2005. Prior to joining Columbia Management Advisors, LLC, Mr. Nomoto served as an equity analyst at Putnam Investments from April 2003 to March 2005.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee,

as a % of Average Daily Net Assets

Columbia Pacific/Asia Fund	0.20%

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Bank of America affiliates, for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees, subject to certain limitations, paid by the Transfer Agent on the Fund’s behalf.

17

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates may also provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

■	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;
■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These types of conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates –Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

18

Management of the Fund

Certain Legal Matters

On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) (“Columbia”) and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the “Distributor”) (collectively, the “Columbia Group”) entered into an Assurance of Discontinuance with the New York Attorney General (“NYAG”) (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission (“SEC”) (the “SEC Order”) on matters relating to mutual fund trading.

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group’s applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the $140 million in settlement amounts described above is being distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007. Distributions under the distribution plan began in late June 2007.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court’s memoranda dated November 3, 2005, the United States District Court for the District of Maryland granted in part and denied in part the defendants’ motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 (“ICA”) and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption (“the CDSC Lawsuit”). The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

19

Management of the Fund

On September 14, 2007, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. The settlement is subject to court approval.

In 2004, the Columbia Funds’ adviser and distributor and certain affiliated entities and individuals were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. Certain Columbia Funds were named as nominal defendants. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and entered final judgment in favor of the defendants. The plaintiffs appealed to the United States Court of Appeals for the First Circuit on December 30, 2005. A stipulation and settlement agreement dated January 19, 2007 was filed in the First Circuit on February 14, 2007, with a joint stipulation of dismissal and motion for remand to obtain district court approval of the settlement. That joint motion was granted and the appeal was dismissed. On March 6, 2007, the case was remanded to the District Court. The settlement, approved by the District Court on September 18, 2007, became effective October 19, 2007. Pursuant to the settlement, the funds’ adviser and/or its affiliates made certain payments, including plaintiffs’ attorneys’ fees and costs of notice to class members.

20

Choosing a Share Class

Comparison of the Share Classes

Share Class Features

The Fund offers two classes of shares in this prospectus: Class A and Class C shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class A and Class C shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

	Class A Shares	Class C Shares
Eligible Investors and Minimum Initial Investments(a)	Minimum initial investments range from $0 to $2,500; the share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500; the share class is available to the general public for investment.
Investment Limits	none	up to $999,999
Conversion Features	none	none
Front-End Sales Charges(b)	5.75% maximum, declining to 0.00% on investments of $1 million or more	none
Contingent Deferred Sales Charges (CDSCs)(b)	none, except a 1.00% CDSC applies to certain investments of between $1 million and $50 million sold within one year of purchase	1.00% on investments sold within one year of purchase
Maximum Distribution and Service Fees	0.25% service fee	0.75% distribution fee 0.25% service fee

(a)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of these share classes.

(b)	See Choosing a Share Class – Reductions/Waivers of Sales Charges for information about certain exceptions to these sales charges.

FUNDamentals™
Selling and/or Servicing Agents The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for	example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

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Choosing a Share Class

Sales Charges and Commissions

Sales charges, commissions and distribution and service fees (discussed in a separate sub-section below) compensate selling and/or servicing agents, and typically your financial advisor, for selling shares to you and for maintaining and servicing the shares held in your account. These charges, commissions and fees are intended to provide incentives for selling and/or servicing agents to provide these services.

Depending on which share class you choose you will pay these charges either at the outset as a front-end sales charge, at the time you sell your shares as a contingent deferred sales charge and/or over time in the form of increased ongoing fees. Whether the ultimate cost is higher for one class over the other depends on how long you hold your shares.

Class A Shares – Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class A shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for more information.

FUNDamentals™

Front-End Sales Charge Calculation

The table below presents the front-end sales charge as a percentage of both the offering price and the net amount invested.

■  The offering price per share is the net asset value per share plus any front-end sales charge that applies.

■  The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.

The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge in the table) and the net asset value of those shares.

To determine the front-end sales charge you will pay when you buy your shares, the Fund will add the amount of your investment to the value of your account and base the sales charge on the aggregate amount. This approach is designed to assure that you pay the lowest applicable sales charge possible. See Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation.

The front-end sales charge you’ll pay on Class A shares:

■	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

■	is based on the total amount of your purchase and the value of your account.

Class A Shares – Front-End Sales Charge – Breakpoint Schedule

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
$0 – $49,999	5.75%	6.10%	5.00%
$50,000 – $99,999	4.50%	4.71%	3.75%
$100,000 – $249,999	3.50%	3.63%	2.75%
$250,000 – $499,999	2.50%	2.56%	2.00%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	1.00%	(c)(d)

(a)	Purchase amounts and account values are aggregated among all eligible Columbia Fund accounts for purposes of this table.

(b)

Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

(c)

1.00% on purchases from $1 million up to $3 million, 0.50% on purchases of $3 million up to $50 million and 0.25% on amounts of $50 million or more. The Distributor pays selling and/or servicing agents on investments of $1 million or more, but may be reimbursed if a CDSC is deducted when the shares are sold.

(d)

For certain group retirement plans, selling and/or servicing agents are eligible to receive a 1.00% commission from the Distributor on all purchases up to $3 million, including those in amounts of less than $1 million that are coded as commission eligible trades.

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Choosing a Share Class

Class A Shares – CDSC and Commissions

In some cases, you’ll pay a CDSC if you sell Class A shares that you bought without an initial sales charge.

■

If you bought Class A shares without an initial sales charge because your accounts aggregated $1 million to $50 million at the time of purchase, you will incur a 1.00% CDSC if you redeem those shares within one year of buying them.

■

Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within one year of buying them.

The CDSC on Class A shares:

■	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

■	will not be applied to any shares you receive through reinvested distributions.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class A shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest. The CDSC on Class A shares does not apply to retirement plans buying through a fee-based program.

The Distributor may pay your selling and/or servicing agent an up-front commission of up to 5.00% of the offering price per share when you buy Class A shares. The Distributor funds the commission through the applicable sales charge.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

Class A Shares – Commission Schedule

Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

FUNDamentals™

Contingent Deferred Sales Charge

A contingent deferred sales charge or CDSC is a sales charge applied at the time you sell your shares, unlike a front-end sales charge that is applied at the time of purchase. A CDSC varies based on the length of time that you have held your shares.

Class C Shares – Sales Charges

You don’t pay a front-end sales charge when you buy Class C shares, but you may pay a CDSC when you sell Class C shares.

The CDSC on Class C shares:

■	is applied to the net asset value at the time of your purchase or sale, whichever is lower,

■	will not be applied to any shares you receive through reinvested distributions, and

■	generally declines each year until there is no sales charge for selling shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which your purchase was made. When you place an order to sell your Class C shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest.

Class C Shares – CDSC and Commissions

You’ll pay a CDSC of 1.00% when you sell Class C shares within one year of buying them unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details.

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 1.00% of the net asset value per share when you buy Class C shares. The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution plan and any applicable CDSC applied when you sell your shares. See Choosing a Share Class – Distribution and Service Fees for details.

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Choosing a Share Class

Reductions/Waivers of Sales Charges

Front-End Sales Charge Reductions

There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A shares of the Fund. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation, you may combine the value of eligible accounts maintained by you and your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your accounts, the Fund will use the current public offering price per share.

Second, by making a statement of intent to purchase additional shares, you may pay a lower sales charge on all purchases of Class A shares made within 13 months of the date of your statement of intent. Your statement of intent must state the aggregate amount of purchases you intend to make in that 13-month period, which must be at least $50,000. If you do not complete the purchases described in your statement of intent within 13 months, you will be charged the applicable sales charge on the amount you have invested to that date. To calculate the total value of the purchases you’ve made under a statement of intent, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account.

To obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. It is the responsibility of you and your financial advisor to ensure that you receive discounts for which you are eligible; the Fund is not responsible for a financial advisor’s failure to apply the eligible discount to your account. You may be asked by your financial advisor for account statements or other records to verify your discount eligibility, including, when applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family.

FUNDamentals™

Your “Immediate Family” and
Account Value Aggregation

For purposes of obtaining a Class A shares breakpoint discount, the value of your account will be deemed to include the value of all applicable shares in eligible accounts that are held by your “immediate family,” which includes your spouse (or legal equivalent under state law), parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law. Remember that in order to obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. Group plan accounts are valued at the plan level.

Eligible Accounts

The types of accounts that are eligible for the account value aggregation purposes described above are:

■	individual accounts,

■	joint accounts,

■	certain IRA accounts,

■	certain health savings accounts,

■	certain trust accounts, and

■	Uniform Gifts to Minors Act (UGMA)/Uniform Transfers to Minors Act (UTMA) accounts.

Eligible accounts include those registered in the name of the broker/dealer or other financial intermediary through which you own shares of the Columbia Funds.

Eligible accounts do not include Class R share accounts or accounts holding institutional share classes of the Columbia Money Market Funds (Capital Class shares, Liquidity Class shares, Adviser Class shares, Investor Class shares, Trust Class shares, Institutional Class shares and Marsico shares). Certain share classes are not offered by this prospectus.

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Choosing a Share Class

Front-End Sales Charge Waivers

Certain investors may buy Class A shares of the Fund at net asset value, without any front-end sales charge that would otherwise apply. These investors include affiliates of the Fund, broker/dealers, investors in wrap fee programs, investors through fee-based advisors, certain retirement plans, certain health savings accounts, certain shareholders of funds that were reorganized into Columbia Funds, investors using the proceeds of sales of Fund shares or of certain Bank of America trust or similar accounts, as well as insurance company separate accounts purchasing for the benefit of group retirement plans. Restrictions may apply to certain accounts and certain transactions.

CDSC Waivers

You may be able to avoid an otherwise applicable CDSC when you sell Class A or Class C shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Columbia Funds or for other reasons.

Generally, a CDSC that would otherwise be applied may be waived for certain sales, including sales made under the Systematic Withdrawal Plan or in connection with the death or post-purchase disability of a shareholder; certain medical expenses; charitable gifts; involuntary sales; and agreements by selling and/or servicing agents to waive or return their commissions. Restrictions may apply to certain accounts and certain transactions.

The Fund may change or cancel these terms at any time. Any change or cancellation applies only to future purchases.

For more information about the sales charge reductions and waivers described here, consult the SAI.

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Choosing a Share Class

Distribution and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder servicing plans which set the distribution and service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution and service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

Distribution (Rule 12b-1) and Service Fees

	Distribution Fee	Service Fee	Combined Total
Class A	—	0.25%	0.25%
Class C	0.75%	0.25%	1.00%

The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution and/or shareholder servicing plans continue. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge you other fees for providing services to your account, which may be different from those described here.

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Choosing a Share Class

Redemption Fee

When you sell or exchange shares of a mutual fund, the fund effectively buys those shares back from you in what is called a redemption.

The Columbia Funds international/global equity funds assess, subject to limited exceptions, a 2.00% redemption fee on the proceeds from Columbia Fund shares that you redeem (either by sale or exchange into another Columbia Fund) within 60 days of buying them. To determine which shares you are selling in a transaction, the Transfer Agent generally applies a first-in, first-out approach. This means that the Transfer Agent will deem those shares that you have held the longest to be sold first, followed by increasingly recently purchased shares. When selling or exchanging shares of a Columbia Fund that you acquired by a previous exchange, the period you held shares of the first Columbia Fund prior to first exchange will not be considered in determining whether the redemption fee applies to the second sale or exchange. When it does apply, the redemption fee is paid to the Columbia Fund from which you are redeeming shares (either by sale or exchange into another Columbia Fund).

The redemption fee described above will not be imposed if you qualify for a waiver and the Transfer Agent has received proper notification of your qualification. The Transfer Agent will redeem any shares that are eligible for a waiver first. Please be aware that it is the responsibility of you and your financial advisor to notify the Transfer Agent that you may qualify for a waiver before you buy or sell your shares.

The categories of transactions which qualify for a waiver of the redemption fee are as follows:

■	shares sold following the death or disability (as defined in the Internal Revenue Code) of the shareholder, including a registered joint owner,

■

shares sold by or distributions from participant-directed retirement plans, such as 401(k), 403(b), 457, Keogh, profit sharing and money-purchase pension plans, where Columbia Funds does not have access to information about the individual participant account activity, but not where Columbia Funds has received an indication that the plan administrator is able to assess the redemption fee on the appropriate accounts,

■	shares sold by certain investment funds (e.g., Columbia LifeGoal Portfolios and Future Scholar 529 Plan) that have provided assurances reasonably satisfactory to the Advisor that the investment fund is not a vehicle for excessive trading practices (the Advisor or its affiliates may manage certain of the approved investment funds),

■

shares sold in certain transactions in connection with certain asset allocation or wrap programs where the program sponsor has provided assurances reasonably satisfactory to the Advisor that the program is not designed to be a vehicle for excessive trading practices,

■

shares sold by accounts where Columbia Funds has received information reasonably satisfactory to the Advisor indicating that financial intermediaries maintaining the accounts are currently unable for administrative reasons to assess the redemption fee on underlying shareholders,

■	shares sold by an account which has demonstrated a severe hardship, such as a medical emergency, as determined in the absolute discretion of the Advisor,

■	shares that were bought with reinvested distributions,

■	shares that are sold or exchanged through Columbia Funds’ Systematic Withdrawal Plan or Systematic Exchange Feature, or similar affiliated or unaffiliated automated plans,

■

the following retirement plan distributions: lump-sum or other distributions from a qualified corporate or self-employed retirement plan following the retirement (or following attainment of age 59 1/2 in the case of a “key employee” of a “top heavy” plan); and distributions from an IRA or Custodial Account under Section 403(b)(7) of the Internal Revenue Code, following attainment of age 59 1/2 , and

■

the following retirement plan transactions: payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor and certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions.

Certain financial intermediaries may not assess a redemption fee on certain categories of redemptions that they believe do not present significant excessive trading practices concerns (such as Systematic Withdrawal Plan redemptions). For a discussion of the effects of excessive trading practices, see Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

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Choosing a Share Class

Conversely, certain financial intermediaries may assess a redemption fee on certain redemptions by accounts maintained with them that would be exempt from the redemption fee if the accounts were maintained directly with the Transfer Agent or with a different financial intermediary. Columbia Funds and its agents reserve the right to permit imposition of the redemption fee under these circumstances.

Columbia Funds’ ability to assess redemption fees or apply waivers is generally limited by the policies of financial intermediaries. Accordingly, the parameters of the exemption categories described above are subject to the different policies of the various financial intermediaries that maintain accounts. You should check with your financial intermediary about its redemption fee and waiver policies before investing or submitting a redemption order within the specified time period.

Columbia Funds reserves the right to impose the redemption fee in the future if it determines that a financial intermediary that previously did not or was not able to assess the redemption fee on underlying shareholders has developed the policy or capability to assess the fee on some or all of its underlying shareholders. However, Columbia Funds may determine not to impose the redemption fee under certain circumstances. From time to time, as circumstances change, Columbia Funds may modify or eliminate certain exemption categories without advance notice to shareholders.

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Choosing a Share Class

Financial Intermediary Compensation

The Distributor and the Advisor may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and the Advisor may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

The Distributor, the Transfer Agent and the Advisor may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.15% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the Advisor. The Distributor and the Advisor may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the Advisor and their affiliates are paid out of the Distributor’s and the Advisor’s own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and the Advisor and their affiliates and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and the Advisor have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

29

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals™
NAV Calculation
Each of the Fund’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

30

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date.

FUNDamentals™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than

$100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of your account application. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

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Buying, Selling and Exchanging Shares

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds generally will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such an automatic sale. Generally, you may avoid such an automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

If the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders

32

Buying, Selling and Exchanging Shares

holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or former Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Columbia Funds or certain of their service providers will enter into information sharing agreements with financial intermediaries, including participating life insurance companies and financial intermediaries that sponsor or offer retirement plans through which shares of the Columbia Funds are made available for purchase. Pursuant to Rule 22c-2, financial intermediaries are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and procedures. See Buying, Selling and Exchanging Shares – Excessive Trading Practices for more information.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the

Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts

33

Buying, Selling and Exchanging Shares

maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

■	negative impact on the Fund’s performance;

■	potential dilution of the value of the Fund’s shares;

■

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

■	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

■	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

■	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

34

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Eligible Investors

Class A and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.

Minimum Initial Investments

The minimum initial investment for Class A and Class C shares is $2,500 for regular accounts and $1,000 for individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement plans. For investors establishing a Systematic Investment Plan, the minimum initial investment is $50. There is no minimum initial investment for Class A or Class C shares bought through omnibus accounts, wrap accounts or health savings accounts, although your selling and/or servicing agent may impose its own investment minimum. For group retirement plans, the minimum initial investment and minimum additional investment are determined based on the plan’s investment rather than that of its individual participants.

Minimum Additional Investments

There is no minimum additional investment for Class A or Class C shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan.

Dividend Diversification

Generally, you may automatically invest distributions made by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made by a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class A or Class C shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class A or Class C shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

Other Purchase Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

■	You generally buy Class A shares at the public offering price per share because purchases of Class A shares are generally subject to a front-end sales charge.

■	You buy Class C shares at net asset value per share because no front-end sales charge applies to purchases of this share class.

■

The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

35

Buying, Selling and Exchanging Shares

■	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class A or Class C shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class A or Class C shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A and/or Class C shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, we may require your signature to be Medallion guaranteed.

You can choose to receive your withdrawals via check or direct deposit into your bank account. You won’t pay a CDSC on Class A or Class C shares if you withdraw 12% or less of the value of those shares in a year. Otherwise, Columbia Funds will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving

Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated net asset value per share. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you paid for your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

■	No interest will be paid on uncashed redemption checks.

■

Columbia Funds can delay payment of the sale proceeds for up to seven days and may suspend redemptions and/or postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

■	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

36

Buying, Selling and Exchanging Shares

■	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class A and/or Class C shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact the Transfer Agent or your financial advisor to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

■	Exchanges are made at net asset value.

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■	A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

■	If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Columbia Fund and ends when you sell the shares of the Columbia Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Columbia Fund.

■	The rules for buying shares of a Columbia Fund generally apply to exchanges into that Fund.

■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.

■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■	Unless your account is part of a tax-advantaged retirement plan, an exchange for shares of another fund is a taxable event, and you may recognize a gain or loss for tax purposes.

Same-Fund Exchange Privilege for Class Z Shares

Certain shareholders invested in a class of shares other than Class Z may become eligible to invest in Class Z shares. Upon a determination of such eligibility, any such shareholders will be eligible to exchange their shares for Class Z shares of the same fund, if offered. No sales charges or other charges will apply to any such exchange. Ordinarily, shareholders will not recognize a gain or loss for federal income tax purposes upon such an exchange. Investors should contact their selling and/or servicing agents to learn more about the details of the Class Z shares exchange privilege.

37

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	semi-annually
Distributions	semi-annually

The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the distribution was declared. If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sale of such shares. Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution of net investment income or net realized capital gain, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check the Fund’s distribution schedule above before you invest.

If you buy shares of the Fund when it holds securities with unrealized capital gain, you may, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes any net realized gain. Any such distribution is generally subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset capital gains realized by the Fund that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

38

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. The Fund expects that distributions will consist primarily of capital gains. In addition, you should be aware of the following:

■

The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

■

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

■

A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Fund shares (including those paid in securities) usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term or disallowed.

■

The Fund is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

■

If at the end of the taxable year more than 50% of the value of the Fund’s assets consists of securities of foreign corporations, and the Fund makes a special election, you will generally be required to include in income your share of the foreign taxes paid by the Fund. You may be able to either deduct this amount from your income or claim it as a foreign tax credit. There is no assurance that the Fund will make a special election for a taxable year, even if it is eligible to do so.

FUNDamentals™

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

39

Financial Highlights

The financial highlights tables are designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Pacific/Asia Fund – Class A Shares

	Period Ended March 31, 2008(a)
Net Asset Value, Beginning of Period	$9.42
Income from Investment Operations
Net Investment Loss(b)	—	(c)
Net Realized and Unrealized Gain on Investments, Foreign Currency and Foreign Capital Gains Tax	—	(c)
Total from Investment Operations	—	(c)
Net Asset Value, End of Period	$9.42
Total Return(d)(e)(f)	0.00%
Ratios to Average Net Assets/Supplemental Data
Net Expenses before Interest Expense(g)(h)	1.82%
Interest Expense(h)	—	%(i)
Net Expenses(g)(h)	1.82%
Waiver/Reimbursement(h)	0.05%
Net Investment Loss(g)(h)	(0.80)%
Portfolio Turnover Rate(f)	68%
Net Assets, End of Period (000’s)	$10

(a)	The Fund’s Class A shares commenced operations on March 31, 2008. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Rounds to less than $0.01 per share.

(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)	Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.

(f)	Not annualized.

(g)	The benefits derived from custody credits had an impact of less than 0.01%.

(h)	Annualized.

(i)	Rounds to less than 0.01%.

40

Financial Highlights

Columbia Pacific/Asia Fund – Class C Shares

	Period Ended March 31, 2008(a)
Net Asset Value, Beginning of Period	$9.42
Income from Investment Operations
Net Investment Loss(b)	—	(c)
Net Realized and Unrealized Gain on Investments, Foreign Currency and Foreign Capital Gains Tax	—	(c)
Total from Investment Operations	—	(c)
Net Asset Value, End of Period	$9.42
Total Return(d)(e)(f)	0.00%
Ratios to Average Net Assets/Supplemental Data
Net Expenses before Interest Expense(g)(h)	2.57%
Interest Expense(h)	—	%(i)
Net Expenses(g)(h)	2.57%
Waiver/Reimbursement(h)	0.05%
Net Investment Loss(g)(h)	(1.55)%
Portfolio Turnover Rate(f)	68%
Net Assets, End of Period (000’s)	$10

(a)	The Fund’s Class C shares commenced operations on March 31, 2008. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Rounds to less than $0.01 per share.

(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)	Total return at net asset value assuming no contingent deferred sales charge.

(f)	Not annualized.

(g)	The benefits derived from custody credits had an impact of less than 0.01%.

(h)	Annualized.

(i)	Rounds to less than 0.01%.

41

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses. The charts also assume that all dividends and distributions are reinvested. The annual expense ratio used for each share class, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the charts and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Pacific/Asia Fund – Class A Shares

Maximum Initial Sales Charge 5.75%		Initial Hypothetical Investment Amount $10,000.00			Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses		Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.76%	-2.70%	(b)	$9,730.37	$743.57
2	10.25%	1.76%	0.46%		$10,045.63	$174.03
3	15.76%	1.76%	3.71%		$10,371.11	$179.67
4	21.55%	1.76%	7.07%		$10,707.14	$185.49
5	27.63%	1.76%	10.54%		$10,054.05	$191.50
6	34.01%	1.76%	14.12%		$11,412.20	$197.70
7	40.71%	1.76%	17.82%		$11,781.95	$204.11
8	47.75%	1.76%	21.64%		$12,163.69	$210.72
9	55.13%	1.76%	25.58%		$12,557.79	$217.55
10	62.89%	1.76%	29.65%		$12,964.67	$224.60
Total Gain After Fees and Expenses					$2,964.67
Total Annual Fees and Expenses Paid						$2,258.94

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

(b)	Reflects deduction of the maximum initial sales charge.

42

Hypothetical Fees and Expenses

Columbia Pacific/Asia Fund – Class C Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	2.51%	2.49%	$10,249.00	$254.12
2	10.25%	2.51%	5.04%	$10,504.20	$260.45
3	15.76%	2.51%	7.66%	$10,765.75	$266.94
4	21.55%	2.51%	10.34%	$11,033.82	$273.58
5	27.63%	2.51%	13.09%	$11,308.56	$280.40
6	34.01%	2.51%	15.90%	$11,590.15	$287.38
7	40.71%	2.51%	18.79%	$11,878.74	$294.53
8	47.75%	2.51%	21.75%	$12,174.52	$301.87
9	55.13%	2.51%	24.78%	$12,477.67	$309.38
10	62.89%	2.51%	27.88%	$12,788.36	$317.09
Total Gain After Fees and Expenses				$2,788.36
Total Annual Fees and Expenses Paid					$2,845.74

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

43

For More Information

You’ll find more information about the Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds
c/o Columbia Management Services, Inc.
P.O. Box 8081, Boston, MA 02266-8081

By Telephone:	800.345.6611

Online:	www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

For purposes of any electronic version of this prospectus, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this prospectus.

The investment company registration number of Columbia Funds Series Trust I, of which the Fund is a series, is 811-04367.

Columbia Pacific/Asia Fund

Class A and Class C Shares

Prospectus, August 1, 2008

©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/153770-0808

Prospectus

August 1, 2008

Columbia Funds

Columbia Pacific/Asia Fund Class Z Shares

Advised by Columbia Management Advisors, LLC

NOT FDIC-INSURED	Not Bank Issued	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK GUARANTEED	May Lose Value

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

This prospectus tells you about Columbia Pacific/Asia Fund (the Fund), which is one of the global equity funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of the Fund, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information,

■	fees and expenses, and

■	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

■	a discussion of the Fund’s primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

■	a description of the Fund’s Class Z shares offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Fund, including:

■	how to buy, sell and exchange shares of the Fund, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of the Fund’s financial information, and

■	hypothetical fee and expense data that show the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide

Investment Objective

Principal Investment Strategies

Principal Risks

Performance Information

Fees and Expenses

  Other Roles and Relationships of Bank of America
and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■

by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

■

by telephone at 800.345.6611.

■

by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■

through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a
“Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management Group, LLC

The Fund is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the
Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Pacific/Asia Fund

FUNDimensions™

Columbia Pacific/Asia Fund

Investment Objective:

Long-term capital appreciation

Investment Style:

Diversified Pacific/Asia

Benchmarks:

MSCI AC Pacific Index MSCI EAFE Index

Ticker Symbol:

Class Z: USPAX

Principal Risks:

Investment strategy risk

Market risk

Foreign securities risk

Pacific/Asia regional risk

Emerging market securities risk

Growth securities risk

Value securities risk

Currency risk

Derivatives risk

Special situations risk

Smaller company securities risk

FUNDamentals™

Benchmarks

Benchmarks are indices that provide some
guidance in assessing fund performance. A fund does not, however, limit its investments to the securities within its benchmark(s), and a fund’s holdings can differ from those of any particular benchmark or index. Benchmarks are only guideposts for performance.

FUNDamentals™

Global Equity Funds

Global equity funds invest in equity
securities of both domestic and foreign companies. Equity securities have the potential to provide you with higher returns than many other kinds of investments, but they also tend to have higher risk. Foreign securities in particular involve special risks not associated with investing in the U.S. stock market.

Global equity funds may
be a suitable investment for you if you:

■  have longer-term investment goals,

■  maintain a diversified investment
portfolio,

■  are not looking for a regular stream of income, and

■  are prepared to accept the risks
associated with foreign securities.

  Investment Objective

The Fund seeks long-term capital appreciation.

  Principal Investment Strategies

Under normal circumstances, the Fund invests at least
80% of its net assets in equity securities of companies located in Asia and the Pacific Basin, including Australia, New Zealand and India and other countries within this region. The Fund may invest in a variety of countries, industries and sectors and does not attempt to invest a specific percentage of its assets in any given country, industry or sector. The Fund may invest in companies that have market capitalizations of any size.

The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset. The Fund may attempt to hedge the effects of currency value fluctuations on the Fund’s investments.

The Fund may invest in special situations such as initial public offerings, in companies involved in management changes, tender offers, mergers and other corporate restructurings and in companies developing new technologies.

The Fund may invest in securities that the Advisor believes are undervalued, represent growth opportunities, or both. The Advisor combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers, among other factors:

■

various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, price-to-book value and discounted cash flow. The Advisor believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation.

■

potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors.

5

Columbia Pacific/Asia Fund

■

the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.

■

overall economic and market conditions.

The Advisor
may sell a security when the security’s price reaches a target set by the Advisor; if the Advisor believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

FUNDamentals™

Emerging Markets

Emerging markets comprise those countries
whose economies are considered to be developing – or emerging from underdevelopment – and usually include most or all of Eastern Europe, the Middle East, Asia, Latin America or Africa. Emerging market countries may experience instability resulting from rapid social, political and economic development and their securities markets may be less developed and more thinly traded.

FUNDamentals™

Foreign Securities

Foreign securities include debt, equity
or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

  Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors.
In general, equity securities tend to have greater price volatility than debt securities.

■

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or

6

Columbia Pacific/Asia Fund

nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

■

Pacific/Asia Regional Risk – The Pacific/Asia region consists of countries in the Pacific Basin, including Australia, China, Hong Kong, Indonesia, Japan,
Korea, Malaysia, New Zealand, Philippines, Singapore, Taiwan and Thailand, among other countries within this region, and the Fund’s investments in the region are thus particularly susceptible to risks in the region. Events in any one country within the region may impact other countries in the region or the Pacific/Asia region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified, which could result in greater volatility and losses. Countries within this region can be significantly affected by currency fluctuations and rapid changes in inflation and interest rates. Markets in the Pacific/Asia region can experience significant volatility due to social, regulatory and political uncertainties. In addition, changes in governmental policies in the region could significantly affect local markets in the region. Continued growth of economies and securities markets in the Pacific/Asia region will require sustained economic and fiscal discipline, as well as continued commitment to governmental reforms. Development also may be influenced by international economic conditions, particularly those in the United States and Japan, and by world demand for goods produced in countries in the Pacific/Asia region.

■

Emerging Market Securities Risk – Securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle
East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

■

Growth Securities Risk – Because growth securities typically trade at a higher multiple of earnings than other types of securities, the value of growth securities may be more sensitive to changes in current or expected earnings than the prices of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

■

Value Securities Risk – Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Advisor’s future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

■

Currency Risk – Securities denominated in different currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund denominated in that currency.

■

Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or
“derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways,

7

Columbia Pacific/Asia Fund

especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the
Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the SAI.

■

Special Situations Risk – Securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, may present special risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and the market price of the securities may be subject to significant and unpredictable fluctuations. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.

■

Smaller Company Securities Risk – Securities of small- or mid-capitalization companies (“smaller companies”) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but also may have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

8

Columbia Pacific/Asia Fund

  Performance Information

The following bar chart and table show you how the Fund has
performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of
the Fund’s Class Z shares(a) has varied from year to year.

*
Year-to-date return as of June 30, 2008: -8.82%

(a)

The Fund commenced operations on March 31, 2008. The calendar year returns shown for all periods are the returns of Shares Class shares of Pacific/Asia Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc. The returns shown have not been adjusted to reflect differences in expenses. If differences in expenses were reflected, the returns shown for all periods would be higher.

Best and Worst Quarterly Returns During this Period

Best:

4th quarter 1999

40.02%

Worst:

2nd quarter 1998

-20.25%

FUNDamentals™

Fund Performance

Many factors can affect a mutual
fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

9

Columbia Pacific/Asia Fund

Average Annual Total Annual Return as of December 31, 2007

The table below shows the Fund’s Class Z shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table compares the Fund’s returns for each period with those of the Morgan Stanley Capital International (MSCI) AC (All Country) Asia Pacific Index and the MSCI EAFE (Europe, Australasia & Far East) Index. The MSCI AC Asia Pacific Index is a widely accepted index composed of 14 developed and emerging market countries that is free float-adjusted and designed to capture equity market performance in the Asia Pacific region. The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance excluding the US and Canada. Indices are not available for investment, and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year		5 years		10 years
Class Z shares returns before taxes	11.49%	(a)	19.75%	(a)	8.65%	(a)
Class Z shares returns after taxes on distributions	7.28%	(a)	18.69%	(a)	7.78%	(a)
Class Z shares returns after taxes on distributions and sale of Fund shares	10.74%	(a)	17.30%	(a)	7.28%	(a)
MSCI AC Asia Pacific Index (reflects no deductions for fees, expenses or taxes)	14.64%		22.60%		8.86%
MSCI EAFE Index (reflects no deductions for fees, expenses or taxes)	11.17%		21.59%		8.66%

(a)

The Fund commenced operations on March 31, 2008. The returns shown for all periods are the returns of Shares Class shares of Pacific/Asia Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc. The returns reflect that Class Z shares are sold without sales charges, but have not been adjusted to reflect differences in expenses. If differences in expenses were reflected, the returns shown for all periods would be higher.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or IRAs.

10

Columbia Pacific/Asia Fund

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class Z shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs, such as brokerage commissions on the purchase and sale of portfolio securities, in addition to the annual Fund operating expenses disclosed in the fee table.

11

Columbia Pacific/Asia Fund

Shareholder Fees (paid directly from your investment)

Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A
Maximum redemption fee (%) (as a percentage of amount redeemed, if applicable)	2.00%(a)

Annual Fund Operating Expenses (deducted from the Fund’s assets)

Class Z Shares
Management fees(b)(c)	1.20%
Distribution and service (12b-1) fees	0.00%
Other expenses(d)	0.29%
Acquired fund fees and expenses(e)	0.02%
Total annual Fund operating expenses(f)	1.51%

(a)	This redemption fee may apply to shares that are redeemed (either by sale or exchange into another Fund) within 60 days of purchase. See Choosing a Share Class – Redemption Fee for details.
(b)

Management fees include an investment advisory fee of 1.00% and an administrative fee of 0.20%. The Advisor has implemented a breakpoint schedule for the Fund’s investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The breakpoint schedule for the Fund is as follows: 1.00% for assets up to $500 million; 0.75% for assets in excess of $500 million and up to $1 billion; 0.67% for assets in excess of $1 billion and up to $1.5 billion; 0.62% for assets in excess of $1.5 billion and up to $3 billion; 0.57% for assets in excess of $3 billion and up to $6 billion; and 0.52% for assets in excess of $6 billion.

(c)

The Administrator has voluntarily agreed to waive 0.05% of the fees payable to it. If this waiver were reflected in the table, “Management fees” would be 1.15% and “Total annual Fund operating expenses” would be 1.46%. The Administrator, at its discretion, may revise or discontinue this arrangement at any time.

(d)	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.

(e)

Acquired fund fees and expenses include fees and expenses associated with the Fund’s investments in other investment companies. Since they are incurred only indirectly by the Fund, such fees and expenses are not considered ordinary operating expenses of the Fund for purposes of a contractual expense limitation, if any.

(f)

The Advisor has contractually agreed to bear a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed 1.65% annually through July 31, 2009.

12

Columbia Pacific/Asia Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class Z shares of the Fund for the periods indicated,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class Z Shares	$154	$477	$824	$1,802

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

13

Columbia Pacific/Asia Fund

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Investment Guidelines

As a general matter, unless otherwise noted, whenever an investment policy or limitation states a percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of the security or asset.

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in the Columbia Money Market Funds

The Fund may invest uninvested cash and cash collateral received in connection with its securities lending program in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned, or if it incurs losses on the reinvestment of cash collateral.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q (forms filed with the SEC that include portfolio holdings information) for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately 15 calendar days after such month-end.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates may also be disclosed on the Columbia Funds’ website.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions, including, for example, investing in money market instruments or holding cash or cash equivalents. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

14

Columbia Pacific/Asia Fund

Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover can generate larger distributions of short-term capital gains to shareholders, which for individuals are generally taxable at higher rates than long-term capital gains for federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s historical portfolio turnover rates in the Financial Highlights.

15

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of June 30, 2008, the Advisor had assets under management of approximately $390.7 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. In rendering investment advisory services, the Advisor may use the portfolio management and research resources of Columbia Management Pte. Ltd., an affiliate of the Advisor. The Advisor may also use the research and other expertise of other affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s current fiscal year, aggregate advisory fees paid to the Advisor by the Fund are expected to amount to 1.00% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended March 31, 2008.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

At present, the Advisor has not engaged any investment sub-advisor for the Fund.

16

Management of the Fund

Portfolio Managers

Information about the Advisor’s portfolio managers who are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Fred Copper, CFA

Co-manager. Service with the Fund since 2008 and with the predecessor fund since 2007.

Managing Director of the Advisor; associated with the Advisor or its predecessors since 2005. Prior to joining Columbia Management Advisors, LLC, Mr. Copper was a senior vice president with Putnam Investments.

Jasmine (Weili) Huang, CFA

Co-manager. Service with the Fund since 2008 and with the predecessor fund since 2007.

Portfolio Manager of the Advisor; associated with the Advisor or its predecessors since 2003. Prior to joining Columbia Management Advisors, LLC, Ms. Huang held a manager position with Deloitte’s management consulting practice.

Daisuke Nomoto, CMA

Co-manager. Service with the Fund since 2008 and with the predecessor fund since 2007.

Portfolio Manager of the Advisor; associated with the Advisor or its predecessors since 2005. Prior to joining Columbia Management Advisors, LLC, Mr. Nomoto served as an equity analyst at Putnam Investments from April 2003 to March 2005.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee,

as a % of Average Daily Net Assets

Columbia Pacific/Asia Fund	0.20%

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Bank of America affiliates, for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees, subject to certain limitations, paid by the Transfer Agent on the Fund’s behalf.

17

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates may also provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

■	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;
■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These types of conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates – Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

18

Management of the Fund

Certain Legal Matters

On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) (“Columbia”) and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the “Distributor”) (collectively, the “Columbia Group”) entered into an Assurance of Discontinuance with the New York Attorney General (“NYAG”) (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission (“SEC”) (the “SEC Order”) on matters relating to mutual fund trading.

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group’s applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the $140 million in settlement amounts described above is being distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007. Distributions under the distribution plan began in late June 2007.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court’s memoranda dated November 3, 2005, the United States District Court for the District of Maryland granted in part and denied in part the defendants’ motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 (“ICA”) and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption (“the CDSC Lawsuit”). The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

19

Management of the Fund

On September 14, 2007, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. The settlement is subject to court approval.

In 2004, the Columbia Funds’ adviser and distributor and certain affiliated entities and individuals were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. Certain Columbia Funds were named as nominal defendants. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and entered final judgment in favor of the defendants. The plaintiffs appealed to the United States Court of Appeals for the First Circuit on December 30, 2005. A stipulation and settlement agreement dated January 19, 2007 was filed in the First Circuit on February 14, 2007, with a joint stipulation of dismissal and motion for remand to obtain district court approval of the settlement. That joint motion was granted and the appeal was dismissed. On March 6, 2007, the case was remanded to the District Court. The settlement, approved by the District Court on September 18, 2007, became effective October 19, 2007. Pursuant to the settlement, the funds’ adviser and/or its affiliates made certain payments, including plaintiffs’ attorneys’ fees and costs of notice to class members.

20

About Class Z Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this prospectus: Class Z shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class Z shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

Class Z Shares
Eligible Investors and Minimum Initial Investments	Class Z shares are available only to certain eligible investors, which are subject to different minimum initial investment requirements. These minimum initial investment amounts range from $0 to $2,500. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for details.
Investment Limits	none
Conversion Features	none
Front-End Sales Charges	none
Contingent Deferred Sales Charges (CDSCs)	none
Maximum Distribution and Service Fees	none

FUNDamentals™
Selling and/or Servicing Agents The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents	include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

21

About Class Z Shares

Redemption Fee

When you sell or exchange shares of a mutual fund, the fund effectively buys those shares back from you in what is called a redemption.

The Columbia Funds international/global equity funds assess, subject to limited exceptions, a 2.00% redemption fee on the proceeds from Columbia Fund shares that you redeem (either by sale or exchange into another Columbia Fund) within 60 days of buying them. To determine which shares you are selling in a transaction, the Transfer Agent generally applies a first-in, first-out approach. This means that the Transfer Agent will deem those shares that you have held the longest to be sold first, followed by increasingly recently purchased shares. When selling or exchanging shares of a Columbia Fund that you acquired by a previous exchange, the period you held shares of the first Columbia Fund prior to first exchange will not be considered in determining whether the redemption fee applies to the second sale or exchange. When it does apply, the redemption fee is paid to the Columbia Fund from which you are redeeming shares (either by sale or exchange into another Columbia Fund).

The redemption fee described above will not be imposed if you qualify for a waiver and the Transfer Agent has received proper notification of your qualification. The Transfer Agent will redeem any shares that are eligible for a waiver first. Please be aware that it is the responsibility of you and your financial advisor to notify the Transfer Agent that you may qualify for a waiver before you buy or sell your shares.

The categories of transactions which qualify for a waiver of the redemption fee are as follows:

■	shares sold following the death or disability (as defined in the Internal Revenue Code) of the shareholder, including a registered joint owner,

■

shares sold by or distributions from participant-directed retirement plans, such as 401(k), 403(b), 457, Keogh, profit sharing and money-purchase pension plans, where Columbia Funds does not have access to information about the individual participant account activity, but not where Columbia Funds has received an indication that the plan administrator is able to assess the redemption fee on the appropriate accounts,

■

shares sold by certain investment funds (e.g., Columbia LifeGoal Portfolios and Future Scholar 529 Plan) that have provided assurances reasonably satisfactory to the Advisor that the investment fund is not a vehicle for excessive trading practices (the Advisor or its affiliates may manage certain of the approved investment funds),

■

shares sold in certain transactions in connection with certain asset allocation or wrap programs where the program sponsor has provided assurances reasonably satisfactory to the Advisor that the program is not designed to be a vehicle for excessive trading practices,

■

shares sold by accounts where Columbia Funds has received information reasonably satisfactory to the Advisor indicating that financial intermediaries maintaining the accounts are currently unable for administrative reasons to assess the redemption fee on underlying shareholders,

■	shares sold by an account which has demonstrated a severe hardship, such as a medical emergency, as determined in the absolute discretion of the Advisor,

■	shares that were bought with reinvested distributions,

■	shares that are sold or exchanged through Columbia Funds’ Systematic Withdrawal Plan or Systematic Exchange Feature, or similar affiliated or unaffiliated automated plans,

■

the following retirement plan distributions: lump-sum or other distributions from a qualified corporate or self-employed retirement plan following the retirement (or following attainment of age 59 1/2 in the case of a “key employee” of a “top heavy” plan); and distributions from an IRA or Custodial Account under Section 403(b)(7) of the Internal Revenue Code, following attainment of age 59 1/2 , and

■

the following retirement plan transactions: payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor and certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions.

Certain financial intermediaries may not assess a redemption fee on certain categories of redemptions that they believe do not present significant excessive trading practices concerns (such as Systematic Withdrawal Plan redemptions).

22

About Class Z Shares

For a discussion of the effects of excessive trading practices, see Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Conversely, certain financial intermediaries may assess a redemption fee on certain redemptions by accounts maintained with them that would be exempt from the redemption fee if the accounts were maintained directly with the Transfer Agent or with a different financial intermediary. Columbia Funds and its agents reserve the right to permit imposition of the redemption fee under these circumstances. Columbia Funds’ ability to assess redemption fees or apply waivers is generally limited by the policies of financial intermediaries. Accordingly, the parameters of the exemption categories described above are subject to the different policies of the various financial intermediaries that maintain accounts. You should check with your financial intermediary about its redemption fee and waiver policies before investing or submitting a redemption order within the specified time period.

Columbia Funds reserves the right to impose the redemption fee in the future if it determines that a financial intermediary that previously did not or was not able to assess the redemption fee on underlying shareholders has developed the policy or capability to assess the fee on some or all of its underlying shareholders. However, Columbia Funds may determine not to impose the redemption fee under certain circumstances. From time to time, as circumstances change, Columbia Funds may modify or eliminate certain exemption categories without advance notice to shareholders.

23

About Class Z Shares

Financial Intermediary Compensation

The Distributor and the Advisor may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and the Advisor may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

The Distributor, the Transfer Agent and the Advisor may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.15% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the Advisor. The Distributor and the Advisor may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the Advisor and their affiliates are paid out of the Distributor’s and the Advisor’s own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and the Advisor and their affiliates and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and the Advisor have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

24

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals™
NAV Calculation
Each of the Fund’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

25

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date.

FUNDamentals™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of your account application. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

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Buying, Selling and Exchanging Shares

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds generally will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such an automatic sale. Generally, you may avoid such an automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

If the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders

27

Buying, Selling and Exchanging Shares

holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or former Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Columbia Funds or certain of their service providers will enter into information sharing agreements with financial intermediaries, including participating life insurance companies and financial intermediaries that sponsor or offer retirement plans through which shares of the Columbia Funds are made available for purchase. Pursuant to Rule 22c-2, financial intermediaries are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and procedures. See Buying, Selling and Exchanging Shares – Excessive Trading Practices for more information.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the

Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally

28

Buying, Selling and Exchanging Shares

will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

■	negative impact on the Fund’s performance;

■	potential dilution of the value of the Fund’s shares;

■

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

■	losses on the sale of investments resulting from the need to sell securities at less favorable prices;
■	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

■	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

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Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Once you have opened an account, you can buy Class Z shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer. Class Z shares are only available to the categories of eligible investors described below, each of which is subject to its own minimum initial investment requirements.

For investors establishing a Systematic Investment Plan, the minimum initial investment is $50.

Minimum Initial Investments

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

■

Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

■

Any health savings account sponsored by a third party platform, including those sponsored by Bank of America affiliates, and any omnibus group retirement plan for which a financial intermediary or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

■	Any investor participating in a wrap program sponsored by a financial intermediary or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $1,000:

■

Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a financial intermediary or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,500:

■

Any client of Bank of America or one of its subsidiaries buying shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America or the subsidiary.

■	Any investor buying shares through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code.

■

Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z Shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with another fund distributed by the Distributor.

■	Any trustee or director (or family member of a trustee or director) of a fund distributed by the Distributor.

■	Any employee (or family member of an employee) of Bank of America or one of its subsidiaries.

■

Any investor participating in an account offered by a financial intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor buying shares through a financial

30

Buying, Selling and Exchanging Shares

intermediary must independently satisfy the minimum investment requirement noted above).

■

Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

■

Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Bank of America and its affiliates and/or subsidiaries.

Minimum Additional Investments

There is no minimum additional investment for Class Z shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan.

Dividend Diversification

Generally, you may automatically invest distributions made by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made by a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class Z shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class Z shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

Other Purchase Rules You Should Know

■	Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated net asset value per share.

■	You generally buy Class Z shares at net asset value per share because no front-end sales charge applies to purchases of this share class.

■

The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

■	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class Z shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class Z shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

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Buying, Selling and Exchanging Shares

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class Z shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, we may require your signature to be Medallion guaranteed.

You can choose to receive your withdrawals via check or direct deposit into your bank account. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

■	Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated net asset value per share.

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■	If you paid for your shares by check or from your bank account as an Automated Clearing House (ACH)
transaction, Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

■	No interest will be paid on uncashed redemption checks.

■

Columbia Funds can delay payment of the sale proceeds for up to seven days and may suspend redemptions and/or postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

■	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

■	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class Z shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact the Transfer Agent or your financial advisor to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

32

Buying, Selling and Exchanging Shares

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

■	Exchanges are made at net asset value.

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■	The rules for buying shares of a Columbia Fund generally apply to exchanges into that Fund.

■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.

■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■	Unless your account is part of a tax-advantaged retirement plan, an exchange for shares of another fund is a taxable event, and you may recognize a gain or loss for tax purposes.

33

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	semi-annually
Distributions	semi-annually

The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the distribution was declared. If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sale of such shares. Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution of net investment income or net realized capital gain, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check the Fund’s distribution schedule above before you invest.

If you buy shares of the Fund when it holds securities with unrealized capital gain, you may, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes any net realized gain. Any such distribution is generally subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset capital gains realized by the Fund that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

34

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. The Fund expects that distributions will consist primarily of capital gains. In addition, you should be aware of the following:

■

The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

■

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

■

A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Fund shares (including those paid in securities) usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term or disallowed.

■

The Fund is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

■

If at the end of the taxable year more than 50% of the value of the Fund’s assets consists of securities of foreign corporations, and the Fund makes a special election, you will generally be required to include in income your share of the foreign taxes paid by the Fund. You may be able to either deduct this amount from your income or claim it as a foreign tax credit. There is no assurance that the Fund will make a special election for a taxable year, even if it is eligible to do so.

FUNDamentals™

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

35

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

The information in the financial highlights table represents Shares Class shares of Pacific/Asia Fund, a series of Excelsior Funds, Inc. (Pacific/Asia Fund), the predecessor to the Fund prior to March 31, 2008. The information for the fiscal year ended March 31, 2007 and March 31, 2008 has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. You can request a free annual report containing those financial statements by calling 800.345.6611.

The independent registered public accounting firm’s report and the Fund’s financial statements are incorporated by reference into the SAI. The information for the fiscal years ended March 31, 2006, 2005 and 2004 were audited by Pacific/Asia Fund’s previous independent registered public accounting firm, whose report expressed unqualified opinions.

Columbia Pacific/Asia Fund – Class Z Shares

	Year Ended March 31,
	2008(a)		2007		2006		2005		2004
Net Asset Value, Beginning of Period	$11.72		$11.61		$8.88		$8.44		$5.21
Income from Investment Operations
Net Investment Income (Loss)	0.05	(b)	—	(b)(c)	0.02	(b)	0.03	(b)	0.01
Net Realized and Unrealized Gain on Investments, Foreign Currency and Foreign Capital Gains Tax	0.11		0.50		2.82		0.42		3.22
Total from Investment Operations	0.16		0.50		2.84		0.45		3.23
Less Distributions to Shareholders
From Net Investment Income	(0.08)		—		(0.11)		(0.01)		—
From Net Realized Gains	(2.38)		(0.39)		—		—		—
Total Distributions to Shareholders	(2.46)		(0.39)		(0.11)		(0.01)		—
Net Asset Value, End of Period	$9.42		$11.72		$11.61		$8.88		$8.44
Total Return(d)	(1.11	%)(e)(f)	4.40%		32.35	%(e)	5.32	%(e)	62.00	%(e)
Ratios to Average Net Assets/Supplemental Data
Net Expenses before Interest Expense(g)	1.57%		1.61%		1.59%		1.50%		1.45%
Interest Expense(g)	—	%(h)	—%		—%		—%		—%
Net Expenses(g)	1.57%		1.61%		1.59%		1.50%		1.45%
Waiver/Reimbursement	0.04%		—%		0.03%		0.14%		0.13%
Net Investment Income (Loss)(g)	0.39%		(0.04%)		0.22%		0.35%		0.20%
Portfolio Turnover Rate	68%		92%		68%		90%		58%
Net Assets, End of Period (000’s)	$117,835		$213,132		$243,964		$134,579		$114,830

(a)

On March 31, 2008, Shares class of Pacific/Asia Fund, a series of Excelsior Funds, Inc., was reorganized into the Fund’s Class Z shares. The financial information for Class Z shares includes the financial information of Pacific/Asia Fund’s Shares class.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Rounds to less than $0.01 per share.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)

Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

(g)	The benefits derived from custody credits had an impact of less than 0.01%.

(h)	Rounds to less than 0.01%.

36

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Class Z shares of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The annual expense ratio used for the share class, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower.

Columbia Pacific/Asia Fund – Class Z Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.51%	3.49%	$10,349.00	$153.63
2	10.25%	1.51%	7.10%	$10,710.18	$159.00
3	15.76%	1.51%	10.84%	$11,083.97	$164.55
4	21.55%	1.51%	14.71%	$11,470.80	$170.29
5	27.63%	1.51%	18.71%	$11,871.13	$176.23
6	34.01%	1.51%	22.85%	$12,285.43	$182.38
7	40.71%	1.51%	27.14%	$12,714.19	$188.75
8	47.75%	1.51%	31.58%	$13,157.92	$195.33
9	55.13%	1.51%	36.17%	$13,617.13	$202.15
10	62.89%	1.51%	40.92%	$14,092.36	$209.21
Total Gain After Fees and Expenses				$4,092.36
Total Annual Fees and Expenses Paid					$1,801.52

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

37

Notes

38

Notes

39

For More Information

You’ll find more information about the Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds
c/o Columbia Management Services, Inc.
P.O. Box 8081, Boston, MA 02266-8081

By Telephone:	800.345.6611

Online:	www.columbiafunds.com

Annual and Semi-Annual

Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

For purposes of any electronic version of this prospectus, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this prospectus.

The investment company registration number of Columbia Funds Series Trust I, of which the Fund is a series, is 811-04367.

Columbia Pacific/Asia Fund Class Z Shares

Prospectus, August 1, 2008

©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/153845-0808

Prospectus

August 1, 2008

Columbia Funds

Columbia Mid Cap Value and Restructuring Fund Class A, Class C and Class R Shares

Advised by Columbia Management
Advisors, LLC

NOT FDIC-INSURED

Not Bank Issued

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

NOT BANK GUARANTEED

May Lose Value

Fund
shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about Columbia Mid Cap Value and Restructuring Fund (the Fund), which is one of the equity funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of the Fund, including:

■

investment objective,

■

principal investment strategies and risks,

■

year-by-year performance information,

■

fees and expenses, and

■

a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

■

  a discussion of the Fund’s primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest,
and

■

a summary of the Fund’s various share classes offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Fund, including:

■

how to buy, sell and exchange shares of the Fund, and

■

how you will receive your investment proceeds.

The
prospectus also includes:

■

information about how federal and certain other taxes may affect your investment,

■

highlights of the Fund’s financial information, and

■

hypothetical fee and expense data that show the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■

  “FUNDamentals™” sections that provide simple
explanations of key terms and concepts, as well as some basics of mutual fund investing,

■

  a “FUNDimensions™” section that is meant to give
you a “snapshot” of the Fund’s main attributes, and

■

graphic icons which are defined in the guide below.

Icons Guide

Investment Objective

Principal Investment Strategies

Principal Risks

Performance Information

Fees and Expenses

  Other Roles and Relationships of Bank of
America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■

by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

■

by telephone at 800.345.6611.

■

by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■

through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a
“Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management Group, LLC

The Fund is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC
is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Mid Cap Value and Restructuring Fund

FUNDimensions™

Columbia Mid Cap Value and Restructuring
Fund

Investment Objective:

Long-term capital appreciation

Investment Style:

Mid-Cap Blend

Benchmarks:

Russell Mid Cap Index Russell Mid Cap Value Index

Ticker Symbols:

Class A: CMRAX Class C: CMRCX Class R: URVEX

Principal Risks:

Investment strategy risk Market risk Value securities risk Foreign securities risk Emerging market securities risk Derivatives risk Smaller company securities risk Special situations risk

FUNDamentals™

Benchmarks

Benchmarks are indices that provide some
guidance in assessing fund performance. A fund does not, however, limit its investments to the securities within its benchmark(s), and a fund’s holdings can differ from those of any particular benchmark or index. Benchmarks are only guideposts for performance.

FUNDamentals™

Equity Funds

Equity funds invest primarily in equity
securities of companies that have the potential to provide you with higher returns than many other kinds of investments, but they also tend to have higher risk.

Equity funds may be a suitable investment for you if you:

■  have longer term investment goals,

■  maintain a diversified investment portfolio, and

■  are not looking for a regular stream
of income.

FUNDamentals™

Foreign Securities

Foreign securities include debt, equity
or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

  Investment Objective

The Fund seeks long-term capital appreciation. The Fund seeks to achieve this objective by investing in companies that will benefit from their restructuring or redeployment of assets and operations in order to become more competitive or profitable. The objective may be changed without shareholder approval.
Shareholders will be given 60 days’ notice of any change in investment objective.

  Principal Investment Strategies

Under normal circumstances, the Fund invests at least
80% of its net assets in common stocks of companies that have market capitalizations in the range of the companies in the Russell Mid Cap Value Index at the time of purchase (between $755 million and $18,192 million as of June 30, 2008). The Fund generally invests at least 65% of its assets in common stocks of companies that the Advisor believes will benefit from various types of restructuring efforts.

The Fund may invest in foreign securities, including securities of companies in emerging market countries. The Fund may invest directly in foreign securities or indirectly through depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies.

The Fund may invest in derivatives, including
futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The Fund may invest in special situations such as initial public offerings, in companies involved in management changes, tender offers, mergers and other corporate restructurings and in companies developing new technologies.

The Advisor combines fundamental and quantitative analysis with risk management in identifying value opportunities and constructing the Fund’s portfolio. The Advisor considers, among other factors:

■

the potential impact of restructuring activities such as consolidations, outsourcing, corporate reorganizations, changes in management or business model changes on a company’s potential for long-term growth.

5

Columbia Mid Cap Value and Restructuring Fund

■

  businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors.

■

various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, price-to-book value and discounted cash flow. The Advisor believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation.

■

a company’s current operating margins relative to its historic range and future potential.

■

  potential indicators of stock price appreciation, such as anticipated earnings growth, new product opportunities, or anticipated improvements in macroeconomic factors.

The Advisor may sell a security when the security’s
price reaches a target set by the Advisor; if the Advisor believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes)
discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

FUNDamentals
TM

Value Investing

Value investing means looking for
“undervalued” companies – companies that may be currently out of favor and selling at prices below where the Advisor believes “true” value is and therefore may have potential to increase in value.

  Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors.
In general, equity securities tend to have greater price volatility than debt securities.

■

Value Securities Risk – Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Advisor’s future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

■

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at

6

Columbia Mid Cap Value and Restructuring Fund

desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies;
the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

■

Emerging Market Securities Risk – Securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle
East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

■

Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or
“derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all.
For more information on the risks of derivative investments and strategies, see the SAI.

■

Smaller Company Securities Risk – Securities of small- or mid-capitalization companies (“smaller companies”) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but also may have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

■

  Special Situations Risk – Securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring,

7

Columbia Mid Cap Value and Restructuring Fund

may present special risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and the market price of the securities may be subject to significant and unpredictable fluctuations. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

8

Columbia Mid Cap Value and Restructuring Fund

  Performance Information

The following bar chart and table show you how the Fund has
performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of
the Fund’s Class A shares(a) has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

*
Year-to-date return as of June 30, 2008: -12.28%

(a)

The Fund commenced operations on March 31, 2008. The calendar year returns shown for all periods are the returns of Shares Class shares of Mid Cap Value and Restructuring Fund, the predecessor to the Fund and a series of Excelsior Funds Trust. The returns shown have not been adjusted to reflect differences in expenses. If differences in expenses were reflected, the returns shown for all periods would be lower.

Best and Worst Quarterly Returns During this Period

Best:

4th quarter 1999

26.76%

Worst:

3rd quarter 2002

-20.67%

FUNDamentals™

Fund Performance

Many factors can affect a mutual
fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

9

Columbia Mid Cap Value and Restructuring Fund

Average Annual Total Return as of December 31, 2007

The table below shows the Fund’s Class A shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The returns shown reflect applicable sales charges. The table also shows the average annual returns for the Fund’s Class C and Class R shares, but it does not show those classes’ after-tax returns, which will vary from those shown for the Fund’s Class A shares. The table compares the Fund’s returns for each period with those of the Russell Mid Cap Value Index and the Russell Mid Cap Index. The Russell Mid Cap Index is an
unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000 Index. The Russell Mid Cap Value Index is an unmanaged index that measures the performance of Russell Mid Cap Index companies with lower price-to-book ratios and lower forecasted growth values. Indices are not available for investment, and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

1 year

5 years

10 years

Class A shares returns before taxes

-4.04%
(a)

14.85%
(a)

11.88%
(a)

Class A shares returns after taxes on distributions

-4.58%
(a)

14.66%
(a)

10.12%
(a)

Class A shares returns after taxes on distributions and sale of Fund shares

-1.89%
(a)

13.06%
(a)

9.54%
(a)

Class C shares returns before taxes

0.82%
(a)

16.22%
(a)

12.54%
(a)

Class R shares returns before taxes

1.25%
(b)

15.88%
(b)

12.38%
(b)

Russell Mid Cap Index (reflects no deductions for fees, expenses or taxes)

5.60%

18.21%

9.91%

Russell Mid Cap Value Index (reflects no deductions for fees, expenses or taxes)

-1.42%

17.92%

10.18%

(a)

The Fund commenced operations on March 31, 2008. The returns shown include the returns of Shares Class shares of Mid Cap Value and
Restructuring Fund, the predecessor to the Fund and a series of Excelsior Funds Trust, for all periods. The returns shown reflect applicable sales charges, but have not been adjusted to reflect differences in expenses. If differences in expenses were reflected, the returns shown for all periods would be lower.

(b)

The Fund commenced operations on March 31, 2008. The returns shown include the returns of Retirement Shares Class shares of Mid
Cap Value and Restructuring Fund, the predecessor to the Fund and a series of Excelsior Funds Trust, for periods after December 30, 2004, and include the returns of Shares Class shares of Mid Cap Value and Restructuring Fund for periods prior to
December 31, 2004. The returns shown have not been adjusted to reflect differences in expenses. If differences in expenses were reflected, the returns shown for periods prior to December 31, 2004 would be lower.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or IRAs.

10

Columbia Mid Cap Value and Restructuring Fund

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class A, Class C and Class R shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are
paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses
include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See
Management of the Fund – Primary Service Providers for more information.

■  distribution and service fees
(sometimes referred to in the industry as “12b-1 fees”), which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors, including affiliates of
Bank of

    America. See Choosing a Share Class – Distribution and Service Fees for more information.

■  other expenses, which generally
include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs, such as brokerage commissions on the purchase and sale of portfolio securities, in addition to the annual Fund operating expenses disclosed in the fee table.

11

Columbia Mid Cap Value and Restructuring Fund

Shareholder Fees (paid directly from your investment)

Class A Shares

Class C Shares

Class R Shares

Maximum sales charge (load) imposed on purchases, as a % of offering price

5.75%

N/A

N/A

Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

1.00%
(a)

1.00%
(b)

N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

Class A Shares

Class C Shares

Class R Shares

Management fees(c)(d)

0.80%

0.80%

0.80%

Distribution and service (12b-1) fees

0.25%

1.00%

0.50%

Other expenses(e)

0.21%

0.21%

0.21%

Acquired fund fees and expenses

—

—

—

Total annual Fund operating expenses(f)

1.26%

2.01%

1.51%

(a)

This charge applies to investors who buy $1 million or more of Class A shares and redeem them within one year of purchase, with certain limited exceptions. See Choosing a Share Class – Sales Charges and Commissions for details.

(b)

This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions. See Choosing a Share Class – Sales Charges and Commissions for details.

(c)

Management fees include an investment advisory fee of 0.65% and an administrative fee of 0.15%. The Advisor has implemented a breakpoint schedule for the Fund’s investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The breakpoint schedule for the Fund is as follows: 0.65% for assets up to $1 billion; 0.57% for assets in excess of $1 billion and up to $1.5 billion; and 0.52% for assets in excess of $1.5 billion.

(d)

The Administrator has voluntarily agreed to waive 0.05% of the fees payable to it. If this waiver were reflected in the table,
“Management fees” would be 0.75% and “Total annual Fund operating expenses” would be 1.21%, 1.96% and 1.46% for Class A, Class C and Class R shares, respectively. The Administrator, at its discretion, may revise or discontinue this arrangement at any time.

(e)
Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.

(f)

The Advisor has contractually agreed to bear a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the
Fund’s custodian, do not exceed 1.02% annually through July 31, 2009.

12

Columbia Mid Cap Value and Restructuring Fund

Example

The following example is
intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates
the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■

you invest $10,000 in Class A, Class C or Class R shares of the Fund for the periods indicated,

■

you pay the maximum applicable sales charge,

■

you reinvest all dividends and distributions in the Fund,

■

your investment has a 5% return each year, and

■

the Fund’s total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

1 year

3 years

5 years

10 years

Class A Shares

$
696

$
952

$
1,227

$
2,010

Class C Shares

Assuming no redemption

$
204

$
630

$
1,083

$
2,338

Assuming complete redemption of shares at the end of the period

$
304

$
630

$
1,083

$
2,338

Class R Shares

$
154

$
477

$
824

$
1,802

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

13

Columbia Mid Cap Value and Restructuring Fund

Additional Investment
 Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the
SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Investment Guidelines

As a general matter, unless otherwise noted, whenever
an investment policy or limitation states a percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of the security or asset.

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in the Columbia Money Market Funds

The Fund may invest uninvested cash and cash collateral received in connection with its securities lending program in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved
broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned, or if it incurs losses on the reinvestment of cash collateral.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a
Form N-CSR or Form N-Q (forms filed with the SEC that include portfolio holdings information) for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately 15 calendar days after such month-end.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates may also be disclosed on the Columbia Funds’ website.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions, including, for example, investing in money market instruments or holding cash or cash equivalents. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

14

Columbia Mid Cap Value and Restructuring Fund

Portfolio
Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover can generate larger distributions of short-term capital gains to shareholders, which for individuals are generally taxable at higher rates than long-term capital gains for federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s historical portfolio turnover rates in the Financial Highlights.

15

Management of the Fund

Primary
Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other
Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100
Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of June 30, 2008, the Advisor had assets under management of approximately $390.7 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. In rendering investment advisory services, the Advisor may use the portfolio management and research resources of Columbia Management Pte. Ltd., an affiliate of the Advisor. The Advisor may also use the research and other expertise of other affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s current fiscal year, aggregate advisory fees paid to the Advisor by the Fund are expected to amount to 0.65% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended
March 31, 2008.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or
sub-advisors to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

At present, the
Advisor has not engaged any investment sub-advisor for the Fund.

16

Management of the Fund

Portfolio Manager

Information about the Advisor’s portfolio manager who is primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

Timothy Evnin

Service with the Fund since 2008 and with the predecessor fund since 1992.

Managing Director of the Advisor; associated with the Advisor or its predecessors since 1987.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the
Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee,

as a % of Average Daily Net Assets

Columbia Mid Cap Value and Restructuring Fund

0.15%

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Bank of America affiliates, for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an
indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees, subject to certain limitations, paid by the Transfer Agent on the Fund’s behalf.

17

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of
America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates may also provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank
of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

■

  compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

■

  the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of
America affiliates;

■

  separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■

  regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

■

  lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

■

  regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other
Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private
Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■

  the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These types of conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of
America and Affiliates –Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

18

Management of the Fund

Certain Legal Matters

On February 9,
2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) (“Columbia”) and Columbia Funds Distributor, Inc. (which has been renamed Columbia
Management Distributors, Inc.) (the “Distributor”) (collectively, the “Columbia Group”) entered into an Assurance of Discontinuance with the New York Attorney General (“NYAG”) (the “NYAG Settlement”) and
consented to the entry of a cease-and-desist order by the Securities and Exchange Commission (“SEC”) (the “SEC Order”) on matters relating to mutual fund trading.

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group’s applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the $140 million in settlement amounts described above is being distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007. Distributions under the distribution plan began in late June 2007.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the
Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of

the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia
Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court’s memoranda dated November 3, 2005, the United States District Court for the District of Maryland granted in part and denied in part the defendants’ motions to dismiss. The court dismissed all of the class action claims pending against the
Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 (“ICA”) and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21,
2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption (“the CDSC Lawsuit”). The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

On September 14,
2007, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. The settlement is subject to court approval.

19

Management of the Fund

In 2004, the Columbia Funds’ adviser and
distributor and certain affiliated entities and individuals were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940
and state law. Certain Columbia Funds were named as nominal defendants. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on
June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and entered final judgment in favor of the defendants. The plaintiffs appealed to the United States Court of Appeals for the First Circuit on December 30, 2005. A
stipulation and settlement agreement dated January 19, 2007 was filed in the First Circuit on February 14, 2007, with a joint stipulation of dismissal and motion for remand to obtain district court approval of the settlement. That joint motion was granted and the appeal was dismissed. On March 6, 2007, the case was remanded to the District Court. The settlement, approved by the District Court on September 18, 2007, became effective October 19, 2007. Pursuant to the settlement, the funds’
adviser and/or its affiliates made certain payments, including plaintiffs’ attorneys’ fees and costs of notice to class members.

20

Choosing a Share Class

Comparison of the Share Classes

Share Class Features

The Fund offers three classes of shares in this prospectus: Class A, Class C and Class R shares. The
Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class A, Class C and Class R shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

Class A Shares

Class C Shares

Class R Shares

Eligible Investors and Minimum Initial Investments(a)

Minimum initial investments range from $0 to $2,500; the share class is available to the general public for investment.

Minimum initial investments range from $0 to $2,500; the share class is available to the general public for investment.

There is no minimum initial investment, but Class R shares are available only through eligible retirement plans and health savings accounts.

Investment Limits

none

up to $999,999

none

Conversion Features

none

none

none

Front-End Sales Charges(b)

5.75% maximum, declining to 0.00% on investments of $1 million or more none

none

Contingent Deferred Sales Charges (CDSCs)(b)

none, except a 1.00% CDSC applies to certain investments of between $1 million and $50 million sold within one year of purchase

1.00% on investments sold within one year of purchase

none

Maximum Distribution and Service Fees

0.25% service fee

0.75% distribution fee 0.25% service fee

0.50% distribution fee

(a)
  See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of these share classes.

(b)
  See Choosing a Share Class – Reductions/Waivers of Sales Charges for information about certain exceptions to these sales charges.

FUNDamentals™

  Selling and/or Servicing
Agents   The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor.
Selling and/or servicing agents include, for

example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

21

Choosing a Share Class

Sales Charges and Commissions

Sales charges,
commissions and distribution and service fees (discussed in a separate sub-section below) compensate selling and/or servicing agents, and typically your financial advisor, for selling shares to you and for maintaining and servicing the shares held in your account. These charges, commissions and fees are intended to provide incentives for selling and/or servicing agents to provide these services.

Depending on which share class you choose you will pay these charges either at the outset as a front-end sales charge, at the time you sell your shares as a contingent deferred sales charge and/or over time in the form of increased ongoing fees. Whether the ultimate cost is higher for one class over the other depends on how long you hold your shares.

Class A Shares – Front-End
Sales Charge

You’ll pay a front-end sales charge when you buy Class A shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for more information.

FUNDamentals™

Front-End Sales Charge
Calculation

The table below presents the front-end sales charge as a percentage of both the offering price and the net amount invested.

■  The offering price per share is the net asset value per share plus any front-end sales charge that applies.

■  The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.

The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge in the table) and the net
asset value of those shares.

To determine the front-end sales charge you will pay when
you buy your shares, the Fund will add the amount of your investment to the value of your account and base the sales charge on the aggregate amount. This approach is designed to assure that you pay the lowest applicable sales charge possible. See
Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation.

The front-end sales charge you’ll pay on Class A shares:

■

depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

■

is based on the total amount of your purchase and the value of your account.

Class A Shares – Front-End Sales Charge – Breakpoint Schedule

Dollar amount of shares bought(a)

Sales charge as a % of the offering price(b)

Sales charge as a % of the net amount invested(b)

Amount retained by or paid to selling and/or servicing agents as a % of the offering price

$0 – $49,999

5.75
%

6.10
%

5.00
%

$50,000 – $99,999

4.50
%

4.71
%

3.75
%

$100,000 – $249,999

3.50
%

3.63
%

2.75
%

$250,000 – $499,999

2.50
%

2.56
%

2.00
%

$500,000 – $999,999

2.00
%

2.04
%

1.75
%

$1,000,000 or more

0.00
%

0.00
%

1.00
%(c), (d)

(a)
  Purchase amounts and account values are aggregated among all eligible Columbia Fund accounts for purposes of this table.

(b)

Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

(c)

1.00% on purchases from $1 million up to $3 million, 0.50% on purchases of $3 million up to $50 million and 0.25% on amounts of
$50 million or more. The Distributor pays selling and/or servicing agents on investments of $1 million or more, but may be reimbursed if a CDSC is deducted when the shares are sold.

(d)

For certain group retirement plans, selling and/or servicing agents are eligible to receive a 1.00% commission from the
Distributor on all purchases up to $3 million, including those in amounts of less than $1 million that are coded as commission eligible trades.

22

Choosing a Share Class

Class A Shares – CDSC and Commissions

In some cases, you’ll pay a CDSC if you sell Class A shares that you bought without an initial sales charge.

■

If you bought Class A shares without an initial sales charge because your accounts aggregated $1 million to $50 million at the time of purchase, you will incur a 1.00% CDSC if you redeem those shares within one year of buying them.

■

Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within one year of buying them.

The CDSC on Class A shares:

■

is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

■

will not be applied to any shares you receive through reinvested distributions.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class A shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest. The CDSC on Class A shares does not apply to retirement plans buying through a fee-based program.

The Distributor may pay your selling and/or servicing agent an up-front commission of up to 5.00% of the offering price per share when you buy Class A shares. The
Distributor funds the commission through the applicable sales charge.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

Class A Shares – Commission Schedule

Purchase Amount

Commission Level (as a % of net asset value per share)

$1 million – $2,999,999

1.00
%

$3 million – $49,999,999

0.50
%

$50 million or more

0.25
%

FUNDamentals™

Contingent Deferred Sales Charge

A contingent deferred sales charge or CDSC is a sales charge applied at the time you sell your shares, unlike a front-end sales charge that is applied at the time of purchase. A CDSC varies based on the length of time that you have held your shares.

Class C Shares – Sales Charges

You don’t pay a front-end sales charge when you buy Class C shares, but you may pay a CDSC when you sell Class C shares.

The CDSC on Class C shares:

■

is applied to the net asset value at the time of your purchase or sale, whichever is lower,

■

will not be applied to any shares you receive through reinvested distributions, and

■

generally declines each year until there is no sales charge for selling shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which your purchase was made. When you place an order to sell your Class C shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest.

Class C Shares – CDSC and Commissions

You’ll pay a CDSC of 1.00% when you sell Class C shares within one year of buying them unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details.

The Distributor
pays an up-front commission directly to your selling and/or servicing agent of up to 1.00% of the net asset value per share when you buy Class C shares. The Distributor seeks to recover this commission through distribution fees it receives under the
Fund’s distribution plan and any applicable CDSC applied when you sell your shares. See Choosing a Share Class – Distribution and Service Fees for details.

23

Choosing a Share Class

Class R Shares – Sales Charges and
Commissions

You don’t pay a front-end sales charge when you buy Class R shares or a CDSC when you sell your Class R shares. Class R shares are only available for purchase through certain eligible retirement plans and health savings accounts. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more information about investing in Class R shares of the
Fund. The Distributor pays an up-front commission directly to your selling and/or servicing agent when you buy Class R shares, according to the following schedule:

Class R Shares – Commission Schedule

Purchase Amount

Commission Level (as a % of net asset value per share)

$0 – $49,999,999

0.50
%

$50 million or more

0.25
%

The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution plan. See Choosing a Share Class – Distribution and Service Fees for details.

24

Choosing a Share Class

Reductions/Waivers of
Sales Charges

Front-End Sales Charge Reductions

There are
two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A shares of the Fund. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation, you may combine the value of eligible accounts maintained by you and your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your accounts, the Fund will use the current public offering price per share.

Second, by making a statement of intent to purchase additional shares, you may pay a lower sales charge on all purchases of Class A shares made within 13 months of the date of your statement of intent. Your statement of intent must state the aggregate amount of purchases you intend to make in that 13-month period, which must be at least $50,000. If you do not complete the purchases described in your statement of intent within 13 months, you will be charged the applicable sales charge on the amount you have invested to that date. To calculate the total value of the purchases you’ve made under a statement of intent, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account.

To obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. It is the responsibility of you and your financial advisor to ensure that you receive discounts for which you are eligible; the Fund is not responsible for a financial advisor’s failure to apply the eligible discount to your account. You may be asked by your financial advisor for account statements or other records to verify your discount eligibility, including, when applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family.

FUNDamentals™

Your “Immediate Family” and
Account Value Aggregation

For purposes of obtaining a Class A shares breakpoint discount, the value of your account will be deemed to include the value of all applicable shares in eligible accounts that are held by your “immediate family,” which includes your spouse (or legal equivalent under state law), parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law. Remember that in order to obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. Group plan accounts are valued at the plan level.

Eligible Accounts

The types of accounts that are eligible for the account value aggregation purposes described above are:

■

individual accounts,

■

joint accounts,

■

certain IRA accounts,

■

certain health savings accounts,

■

certain trust accounts, and

■

Uniform Gifts to Minors Act (UGMA)/Uniform Transfers to Minors Act (UTMA) accounts.

Eligible accounts include those registered in the name of the broker/dealer or other financial intermediary through which you own shares of the Columbia Funds.

Eligible accounts do not include Class R share accounts or accounts holding institutional share classes of the Columbia Money Market Funds (Capital Class shares,
Liquidity Class shares, Adviser Class shares, Investor Class shares, Trust Class shares, Institutional Class shares and Marsico shares). Certain share classes are not offered by this prospectus.

25

Choosing a Share Class

Front-End Sales Charge Waivers

Certain investors may buy Class A shares of the Fund at net asset value, without any front-end sales charge that would otherwise apply. These investors include affiliates of the Fund, broker/dealers, investors in wrap fee programs, investors through fee-based advisors, certain retirement plans, certain health savings accounts, certain shareholders of funds that were reorganized into Columbia Funds, investors using the proceeds of sales of Fund shares or of certain Bank of America trust or similar accounts, as well as insurance company separate accounts purchasing for the benefit of group retirement plans. Restrictions may apply to certain accounts and certain transactions.

CDSC Waivers

You may be
able to avoid an otherwise applicable CDSC when you sell Class A or Class C shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Columbia Funds or for other reasons.

Generally, a CDSC that would otherwise be applied may be waived for certain sales, including sales made under the Systematic Withdrawal Plan or in connection with the death or post-purchase disability of a shareholder; certain medical expenses; charitable gifts; involuntary sales; and agreements by selling and/or servicing agents to waive or return their commissions. Restrictions may apply to certain accounts and certain transactions.

The Fund may change or cancel these terms at any time. Any change or cancellation applies only to future purchases.

For more information about the sales charge reductions and waivers described here, consult the SAI.

26

Choosing a Share Class

Distribution and
Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder servicing plans which set the distribution and service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution and service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

Distribution (Rule 12b-1) and Service Fees

Distribution Fee

Service Fee

Combined Total

Class A

—

0.25%

0.25%

Class C

0.75%

0.25%

1.00%

Class R

0.50%
(a)

—
(a)

0.50%

(a)
  The Fund’s Class R shares pay a distribution fee pursuant to the Fund’s distribution plan for Class R shares. The Fund does not have a shareholder servicing plan for Class R shares.

The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution and/or shareholder servicing plans continue. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge you other fees for providing services to your account, which may be different from those described here.

27

Choosing a Share Class

Financial Intermediary
Compensation

The Distributor and the Advisor may make payments, from their own resources, to certain financial intermediaries, including other Bank of
America affiliates, for marketing/sales support services relating to the Columbia Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money
Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and the Advisor may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

The Distributor, the Transfer Agent and the Advisor may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.15% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the Advisor. The Distributor and the Advisor may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the Advisor and their affiliates are paid out of the Distributor’s and the Advisor’s own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and the Advisor and their affiliates and the services provided by financial intermediaries as well as a list of the intermediaries to which the
Distributor and the Advisor have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of
Interest for more information.

28

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals™

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

(Value of assets of the share class)

NAV

=

  – (Liabilities of the share
class)

Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the
Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations.
The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

29

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form”
by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date.

FUNDamentals™

Business Days

A business day is any day that the New York
Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the
NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than

$100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges
Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Class R Shares

Remember that Class R shares are only available for purchase, sale or exchange through eligible retirement plans and health savings accounts sponsored by third party platforms, including those sponsored by Bank of America affiliates. Your retirement plan or health savings account administrator or selling and/or servicing agent is responsible for sending your orders to the Transfer Agent or your selling and/or servicing agent, ensuring that we receive your money on time, ensuring that you receive any sale proceeds on time, and recording and reporting your beneficial ownership of shares of the Fund. Contact your retirement plan or health savings account administrator for details.

Written Transactions

Once you
have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place orders to
buy, sell or exchange by telephone depending on how you complete the telephone authorization section of your account application. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN)
available when calling.

30

Buying, Selling and Exchanging Shares

You can sell up
to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as
secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online
Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds generally will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such an automatic sale. Generally, you may avoid such an automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

If the value of your
account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment

31

Buying, Selling and Exchanging Shares

Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or former Class G shares to Class T shares; and
certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested.
Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Information Sharing Agreements

As required by Rule 22c-2
under the 1940 Act, the Columbia Funds or certain of their service providers will enter into information sharing agreements with financial intermediaries, including participating life insurance companies and financial intermediaries that sponsor or offer retirement plans through which shares of the Columbia Funds are made available for purchase. Pursuant to Rule 22c-2, financial intermediaries are required, upon request, to: (i) provide shareholder account and transaction information and (ii)
execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and procedures. See Buying,
Selling and Exchanging Shares – Excessive Trading Practices for more information.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the
right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund.

For these purposes, a “round
trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the
Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds”
structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan

32

Buying, Selling and Exchanging Shares

transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent
Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries
apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions
and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

■

negative impact on the Fund’s performance;

■

potential dilution of the value of the Fund’s shares;

■

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

■

losses on the sale of investments resulting from the need to sell securities at less favorable prices;

■

increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

■

increased brokerage and administrative costs.

To the
extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the
Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

33

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Eligible Investors

Class A and Class C shares are available to the
general public for investment. Once you have opened an account, you can buy Class A and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer. Class R shares can only be bought through eligible health savings accounts sponsored by third party platforms, including those sponsored by Bank of America affiliates, and the following eligible retirement plans: 401(k) plans; 457 plans; employer-sponsored
403(b) plans; profit sharing and money purchase pension plans; defined benefit plans; and non-qualified deferred compensation plans. Class R shares are not available for investment through retail non-retirement accounts, traditional and Roth IRAs,
Coverdell Education Savings Accounts, SEPs, SAR-SEPs, Simple IRAs, individual 403(b) plans or 529 tuition programs. Contact Columbia Funds or your retirement plan or health savings account administrator for more information about investing in Class
R shares.

Minimum Initial Investments

The minimum initial
investment for Class A and Class C shares is $2,500 for regular accounts and $1,000 for individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement plans. For investors establishing a Systematic Investment Plan, the minimum initial investment is $50. There is no minimum initial investment for Class A or Class C shares bought through omnibus accounts, wrap accounts or health savings accounts, although your selling and/or servicing agent may impose its

own investment minimum. For group retirement plans, the minimum initial investment and minimum additional investment are determined based on the plan’s investment rather than that of its individual participants.

There is no minimum initial investment for Class R shares.

Minimum Additional Investments

There is no minimum additional investment
for Class A, Class C or Class R shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the
Transfer Agent or your financial advisor to set up the plan.

Dividend Diversification

Generally, you may automatically invest distributions made by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made by a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class A or Class C shares of the Fund by
wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class A or Class C shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at
800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

Other Purchase Rules You Should Know

■

  Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering

34

Buying, Selling and Exchanging Shares

price per share, which is the net asset value per share plus any sales charge that applies.

■

  You generally buy Class A shares at the public offering price per share because purchases of Class A shares are generally subject to a front-end sales charge.

■

  You buy Class C and Class R shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

■

The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

■

  Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■

Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying
them back from you. This is called a redemption.

Remember that Class R shares can only be sold through your eligible retirement plan or health savings account. For detailed rules regarding the sale of Class R shares, contact your retirement plan or health savings account administrator.

Wire Redemptions

You may request that your Class A or Class C shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class A or Class C shares of
the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A and/or Class C shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, we may require your signature to be Medallion guaranteed.

You can choose to receive your withdrawals via check
or direct deposit into your bank account. You won’t pay a CDSC on Class A or Class C shares if you withdraw 12% or less of the value of those shares in a year. Otherwise, Columbia Funds will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the
Fund is earning, you’ll eventually use up your original investment.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated net asset value per share. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

35

Buying, Selling and Exchanging Shares

■

If you paid for your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

■

No interest will be paid on uncashed redemption checks.

■

Columbia Funds can delay payment of the sale proceeds for up to seven days and may suspend redemptions and/or postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

■

  Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

■

  Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and
Policies.

Exchanging Shares

You can
generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia
Fund into which you are exchanging.

Systematic Exchanges

You
may buy Class A and/or Class C shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact the Transfer Agent or your financial advisor to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as
long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may
terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

■

Exchanges are made at net asset value.

■

You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■

  A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

■

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Columbia Fund and ends when you sell the shares of the Columbia Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Columbia Fund.

■

The rules for buying shares of a Columbia Fund generally apply to exchanges into that Fund.

■

You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■

You generally may make an exchange only into a Columbia Fund that is accepting investments.

■

  The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■

  Unless your account is part of a tax-advantaged retirement plan, an exchange for shares of another fund is a taxable event, and you may recognize a gain or loss for tax purposes.

Same-Fund Exchange Privilege for Class Z Shares

Certain shareholders invested in a class of shares other than Class Z may become eligible to invest in Class Z shares. Upon a determination of such eligibility, any such shareholders will be eligible to exchange their shares for Class Z shares of the same fund, if offered. No sales charges or other charges will apply to any such exchange. Ordinarily, shareholders will not recognize a gain or loss for federal income tax purposes upon such an exchange. Investors should contact their selling and/or servicing agents to learn more about the details of the Class Z shares exchange privilege.

36

Distributions and Taxes

Distributions to
Shareholders

A mutual fund can make money two ways:

■

  It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings
to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations

quarterly

Distributions

quarterly

The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the distribution was declared. If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sale of such shares. Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution of net investment income or net realized capital gain, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check the Fund’s distribution schedule above before you invest.

If you buy shares of the Fund
when it holds securities with unrealized capital gain, you may, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes any net realized gain. Any such distribution is generally subject to tax.
The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset capital gains realized by the Fund that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

37

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement
each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. In addition, you should be aware of the following:

■

The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■

  Distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

■

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the
Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends.

■

  For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

■

A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Fund shares (including those paid in securities) usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term or disallowed.

■

The Fund is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS)
has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

FUNDamentals™

Taxes

The information provided above is only a summary of
how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

38

Financial Highlights

The financial highlights tables are designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Mid Cap Value and Restructuring Fund – Class A Shares

Period Ended March 31, 2008(a)

Net Asset Value, Beginning of Period

$18.29

Income from Investment Operations

Net Investment Loss(b)

—
(c)

Net Realized and Unrealized Loss on Investments and Foreign Currency

—
(c)

Total from Investment Operations

—
(c)

Net Asset Value, End of Period

$18.29

Total Return(d)(e)(f)

0.00
%

Ratios to Average Net Assets/Supplemental Data

Net Expenses Before Interest Expense(g)(h)

1.10
%

Interest Expense(h)

—
%(i)

Net Expenses(g)(h)

1.10
%

Waiver/Reimbursement(h)

0.05
%

Net Investment Loss(g)(h)

(1.10
)%

Portfolio Turnover Rate(f)

16
%

Net Assets, End of Period (000’s)

$10

(a)
  The Fund’s Class A shares commenced operations on March 31, 2008. Per share data and total return reflect activity from that date.

(b)
Per share data was calculated using the average shares outstanding during the period.

(c)
Rounds to less than $0.01 per share.

(d)
  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)
  Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.

(f)
Not annualized.

(g)
The benefits derived from custody credits had an impact of less than 0.01%.

(h)
Annualized.

(i)
Rounds to less than 0.01%.

39

Financial Highlights

Columbia Mid Cap Value and Restructuring Fund – Class C Shares

Period Ended March 31, 2008(a)

Net Asset Value, Beginning of Period

$18.29

Income from Investment Operations

Net Investment Loss(b)

—
(c)

Net Realized and Unrealized Loss on Investments and Foreign Currency

—
(c)

Total from Investment Operations

—
(c)

Net Asset Value, End of Period

$18.29

Total Return(d)(e)(f)

0.00
%

Ratios to Average Net Assets/Supplemental Data

Net Expenses Before Interest Expense(g)(h)

1.85
%

Interest Expense(h)

—
%(i)

Net Expenses(g)(h)

1.85
%

Waiver/Reimbursement(h)

0.05
%

Net Investment Loss(g)(h)

(1.85
)%

Portfolio Turnover Rate(f)

16
%

Net Assets, End of Period (000’s)

$10

(a)
  The Fund’s Class C shares commenced operations on March 31, 2008. Per share data and total return reflect activity from that date.

(b)
Per share data was calculated using the average shares outstanding during the period.

(c)
Rounds to less than $0.01 per share.

(d)
  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)
Total return at net asset value assuming no contingent deferred sales charge.

(f)
Not annualized.

(g)
The benefits derived from custody credits had an impact of less than 0.01%.

(h)
Annualized.

(i)
Rounds to less than 0.01%.

40

Financial Highlights

The information for the fiscal year ended March 31, 2006 and the period ended March 31, 2005 was audited by Mid Cap Value and Restructuring Fund’s previous independent registered public accounting firm, whose reports expressed unqualified opinions.

Columbia Mid Cap Value and Restructuring Fund – Class R Shares

Year Ended March 31,

Period Ended March 31,

2008(a)

2007

2006

2005(b)

Net Asset Value, Beginning of Period

$21.48

$19.62

$16.78

$17.26

Income from Investment Operations

Net Investment Income (Loss)(c)

(0.03
)

0.70

(0.06
)

(0.01
)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency

(2.55
)

1.16

2.90

(0.47
)

Total From Investment Operations

(2.58
)

1.86

2.84

(0.48
)

Less Distributions to Shareholders

From Net Investment Income

(0.29
)

—

—

—

From Net Realized Gains

(0.51
)

—
(d)

—

—

Total Distributions to Shareholders

(0.80
)

—
(d)

—

—

Net Asset Value, End of Period

$18.10

$21.48

$19.62

$16.78

Total Return(e)

(12.56
)%(f)

9.48
%

16.92
%

(3.01
)%(f)(g)

Ratios to Average Net Assets/Supplemental Data

Net Expenses Before Interest Expense(h)

1.60
%

1.61
%

1.46
%

1.56
%(i)

Interest Expense

—
%(j)

—

—

—

Net Expenses(h)

1.60
%

1.61
%

1.46
%

1.56
%(i)

Waiver/Reimbursement

0.04
%

0.03
%

—

0.10
%(i)

Net Investment Income (Loss)(h)

(0.13
)%

3.38
%

(0.34
)%

(0.13
)%(i)

Portfolio Turnover Rate

16
%

25
%

23
%

28
%(g)

Net Assets, End of Period (000’s)

$2,020

$1,097

$1

$1

(a)

On March 31, 2008, Retirement Shares class of Mid Cap Value and Restructuring Fund, a series of Excelsior Funds Trust, was reorganized into the Fund’s Class R. The financial information of Class R includes the financial information of Mid Cap Value and Restructuring Fund’s Retirement Shares class.

(b)
  Retirement Shares commenced operations on December 31, 2004. Per share data and total return reflect activity from that date.

(c)
Per share data was calculated using the average shares outstanding during the period.

(d)
Rounds to less than $0.01 per share.

(e)
Total return at net asset value assuming all distributions reinvested.

(f)
  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)
Not annualized.

(h)
The benefits derived from custody credits had an impact of less than 0.01%.

(i)
Annualized.

(j)
Rounds to less than 0.01%.

41

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses. The charts also assume that all dividends and distributions are reinvested. The annual expense ratio used for each share class, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the charts and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment.
Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Mid Cap Value and Restructuring Fund – Class A Shares

  Maximum Initial Sales
Charge 5.75%

Initial Hypothetical Investment Amount $10,000.00

Assumed Rate of Return 5%

Year

Cumulative Return Before Fees and Expenses

Annual Expense Ratio

Cumulative Return After Fees and Expenses

Hypothetical Year-End Balance After Fees and Expenses

Annual Fees and Expenses(a)

1

5.00%

1.26%

-2.23%
(b)

$9,777.50

$695.98

2

10.25%

1.26%

1.43%

$10,143.17

$125.50

3

15.76%

1.26%

5.23%

$10,522.53

$130.19

4

21.55%

1.26%

9.16%

$10,916.07

$135.06

5

27.63%

1.26%

13.24%

$11,324.33

$140.11

6

34.01%

1.26%

17.48%

$11,747.86

$145.35

7

40.71%

1.26%

21.87%

$12,187.23

$150.79

8

47.75%

1.26%

26.43%

$12,643.03

$156.43

9

55.13%

1.26%

31.16%

$13,115.88

$162.28

10

62.89%

1.26%

36.06%

$13,606.42

$168.35

Total Gain After Fees and Expenses

$3,606.42

Total Annual Fees and Expenses Paid

$2,010.04

(a)
  Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

(b)
Reflects deduction of the maximum initial sales charge.

42

Hypothetical Fees and Expenses

Columbia Mid Cap Value and Restructuring Fund – Class C Shares

  Maximum Initial Sales
Charge 0.00%

Initial Hypothetical Investment Amount $10,000.00

Assumed Rate of Return 5%

Year

Cumulative Return Before Fees and Expenses

Annual Expense Ratio

Cumulative Return After Fees and Expenses

Hypothetical Year-End Balance After Fees and Expenses

Annual Fees and Expenses(a)

1

5.00%

2.01%

2.99%

$10,299.00

$204.00

2

10.25%

2.01%

6.07%

$10,606.94

$210.10

3

15.76%

2.01%

9.24%

$10,924.09

$216.39

4

21.55%

2.01%

12.51%

$11,250.72

$222.86

5

27.63%

2.01%

15.87%

$11,587.11

$229.52

6

34.01%

2.01%

19.34%

$11,933.57

$236.38

7

40.71%

2.01%

22.90%

$12,290.38

$243.45

8

47.75%

2.01%

26.58%

$12,657.87

$250.73

9

55.13%

2.01%

30.36%

$13,036.34

$258.23

10

62.89%

2.01%

34.26%

$13,426.12

$265.95

Total Gain After Fees and Expenses

$3,426.12

Total Annual Fees and Expenses Paid

$2,337.61

(a)
  Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Mid Cap Value and Restructuring Fund – Class R Shares

  Maximum Initial Sales
Charge 0.00%

Initial Hypothetical Investment Amount $10,000.00

Assumed Rate of Return 5%

Year

Cumulative Return Before Fees and Expenses

Annual Expense Ratio

Cumulative Return After Fees and Expenses

Hypothetical Year-End Balance After Fees and Expenses

Annual Fees and Expenses(a)

1

5.00%

1.51%

3.49%

$10,349.00

$153.63

2

10.25%

1.51%

7.10%

$10,710.18

$159.00

3

15.76%

1.51%

10.84%

$11,083.97

$164.55

4

21.55%

1.51%

14.71%

$11,470.80

$170.29

5

27.63%

1.51%

18.71%

$11,871.13

$176.23

6

34.01%

1.51%

22.85%

$12,285.43

$182.38

7

40.71%

1.51%

27.14%

$12,714.19

$188.75

8

47.75%

1.51%

31.58%

$13,157.92

$195.33

9

55.13%

1.51%

36.17%

$13,617.13

$202.15

10

62.89%

1.51%

40.92%

$14,092.36

$209.21

Total Gain After Fees and Expenses

$4,092.36

Total Annual Fees and Expenses Paid

$1,801.52

(a)
  Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

43

For More Information

You’ll find more information about
the Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:

Columbia Funds

c/o Columbia Management Services, Inc.

P.O. Box 8081, Boston, MA 02266-8081

By Telephone:

800.345.6611

Online:

www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can
review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at
202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

For purposes of any electronic version of this prospectus, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this prospectus.

The investment company registration number of Columbia Funds Series Trust I, of which the Fund is a series, is 811-04367.

Columbia Mid Cap Value and Restructuring Fund

Class A, Class C and Class R Shares

Prospectus, August 1, 2008

©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/153960-0808

Prospectus

August 1, 2008

Columbia Funds

Columbia Mid Cap Value and Restructuring Fund Class Z Shares

Advised by Columbia Management Advisors, LLC

NOT FDIC-INSURED

Not Bank Issued

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

NOT BANK GUARANTEED

May Lose Value

Fund
shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about Columbia Mid Cap Value and Restructuring Fund (the Fund), which is one of the equity funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of the Fund, including:

■

investment objective,

■

principal investment strategies and risks,

■

year-by-year performance information,

■

fees and expenses, and

■

a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

■

  a discussion of the Fund’s primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest,
and

■

a description of the Fund’s Class Z shares offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Fund, including:

■

how to buy, sell and exchange shares of the Fund, and

■

how you will receive your investment proceeds.

The
prospectus also includes:

■

information about how federal and certain other taxes may affect your investment,

■

highlights of the Fund’s financial information, and

■

hypothetical fee and expense data that show the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■

  “FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■

a “FUNDimensions™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

■

graphic icons which are defined in the guide below.

Icons Guide

Investment Objective

Principal Investment Strategies

Principal Risks

Performance Information

Fees and Expenses

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of
Interest

For More Information

You can contact Columbia Funds:

■

by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

■

by telephone at 800.345.6611.

■

by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■

through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a
“Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management Group, LLC

The Fund is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the
Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Mid Cap Value and Restructuring Fund

FUNDimensions™

Columbia Mid Cap Value and Restructuring
Fund

Investment Objective:

  Long-term capital
appreciation

Investment Style:

Mid-Cap Blend

Benchmarks:

Russell Mid Cap Index Russell Mid Cap Value Index

Ticker Symbol:

Class Z: UMVEX

Principal Risks:

Investment strategy risk Market risk Value securities risk Foreign securities risk Emerging market securities risk Derivatives risk Smaller company securities risk Special situations risk

FUNDamentals™

Benchmarks

Benchmarks are indices that provide some
guidance in assessing fund performance. A fund does not, however, limit its investments to the securities within its benchmark(s), and a fund’s holdings can differ from those of any particular benchmark or index. Benchmarks are only guideposts for performance.

FUNDamentals™

Equity Funds

Equity funds invest primarily in equity
securities of companies that have the potential to provide you with higher returns than many other kinds of investments, but they also tend to have higher risk.

Equity funds may be a suitable investment for you if you:

■  have longer term investment goals,

■  maintain a diversified investment portfolio, and

■  are not looking for a regular stream
of income.

  Investment Objective

The Fund seeks long-term capital appreciation. The Fund seeks to achieve this objective by investing in companies that will benefit from their restructuring or redeployment of assets and operations in order to become more competitive or profitable. The objective may be changed without shareholder approval.
Shareholders will be given 60 days’ notice of any change in investment objective.

  Principal Investment Strategies

Under normal circumstances, the Fund invests at least
80% of its net assets in common stocks of companies that have market capitalizations in the range of the companies in the Russell Mid Cap Value Index at the time of purchase (between $755 million and $18,192 million as of June 30, 2008).
The Fund generally invests at least 65% of its assets in common stocks of companies that the Advisor believes will benefit from various types of restructuring efforts.

The Fund may invest in foreign securities, including securities of companies in emerging market countries. The Fund may invest directly in foreign securities or indirectly through depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies.

The Fund may invest in
derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The Fund may invest in special situations such as initial public offerings, in companies involved in management changes, tender offers, mergers and other corporate restructurings and in companies developing new technologies.

The Advisor combines fundamental and
quantitative analysis with risk management in identifying value opportunities and constructing the Fund’s portfolio. The Advisor considers, among other factors:

■

the potential impact of restructuring activities such as consolidations, outsourcing, corporate reorganizations, changes in management or business model changes on a company’s potential for long-term growth.

■

  businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors.

5

Columbia Mid Cap Value and Restructuring Fund

■

various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, price-to-book value and discounted cash flow. The Advisor believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation.

■

a company’s current operating margins relative to its historic range and future potential.

■

  potential indicators of stock price appreciation, such as anticipated earnings growth, new product opportunities, or anticipated improvements in macroeconomic factors.

The Advisor may sell a security when the security’s price reaches a target set by the Advisor; if the Advisor believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

FUNDamentals
TM

Value Investing

Value investing means looking for “undervalued” companies – companies that may be currently out of favor and selling at prices below where the Advisor believes “true” value is and therefore may have potential to increase in value.

FUNDamentals™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be
“foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

  Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the

Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors.
In general, equity securities tend to have greater price volatility than debt securities.

■

Value Securities Risk – Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Advisor’s future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

■

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the

6

Columbia Mid Cap Value and Restructuring Fund

payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

■

Emerging Market Securities Risk – Securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the
Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

■

Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or
“derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the SAI.

■

Smaller Company Securities Risk – Securities of small- or mid-capitalization companies (“smaller companies”) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but also may have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

■

Special Situations Risk – Securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, may present special risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and the market price of the securities may be subject to significant and unpredictable fluctuations. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

7

O

Columbia Mid Cap Value and Restructuring Fund

  Performance Information

The following bar chart and table show you how the Fund has
performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of
the Fund’s Class Z shares(a) has varied from year to year.

*
Year-to-date return as of June 30, 2008: -12.23%

(a)

The Fund commenced operations on March 31, 2008. The calendar year returns shown for all periods are the returns of Shares Class shares of Mid Cap Value and Restructuring Fund, the predecessor to the Fund and a series of Excelsior Funds Trust. The returns shown have not been adjusted to reflect differences in expenses. If differences in expenses were reflected, the returns shown for all periods would be higher.

Best and Worst Quarterly Returns During this Period

Best:

4th quarter 1999

26.76%

Worst:

3rd quarter 2002

-20.67%

FUNDamentals™

Fund Performance

Many factors can affect a mutual
fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

8

Columbia Mid Cap Value and Restructuring Fund

Average Annual Total Return as of December 31, 2007

The table below shows the Fund’s Class Z shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table compares the Fund’s returns for each period with those of the Russell Mid Cap Value Index and the Russell Mid Cap Index. The Russell Mid Cap Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000 Index. The Russell Mid Cap Value Index is an unmanaged index that measures the performance of Russell Mid Cap Index companies with lower price-to-book ratios and lower forecasted growth values. Indices are not available for investment, and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

1 year

5 years

10 years

Class Z shares returns before taxes

1.80%
(a)

16.22%
(a).

12.54%
(a)

Class Z shares returns after taxes on distributions

1.23%
(a)

16.02%
(a)

10.78%
(a)

Class Z shares returns after taxes on distributions and sale of Fund shares

1.95%
(a)

14.30%
(a)

10.15%
(a)

Russell Mid Cap Index (reflects no deductions for fees, expenses or taxes)

5.60%

18.21%

9.91%

Russell Mid Cap Value Index (reflects no deductions for fees, expenses or taxes)

-1.42%

17.92%

10.18%

(a)

The returns shown for all periods are the returns of Shares Class shares of Mid Cap Value and Restructuring Fund, the predecessor to the Fund and a series of Excelsior Funds Trust. The returns shown reflect that Class Z shares are sold without sales charges, but have not been adjusted to reflect differences in expenses. If differences in expenses were reflected, the returns shown for all periods would be higher.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or IRAs.

9

Columbia Mid Cap Value and Restructuring Fund

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class Z shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are
paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses
include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See
Management of the Fund – Primary Service Providers for more information.

■  other expenses, which generally
include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs, such as brokerage commissions on the purchase and sale of portfolio securities, in addition to the annual Fund operating expenses disclosed in the fee table.

10

Columbia Mid Cap Value and Restructuring Fund

Shareholder Fees (paid directly from your investment)

Class Z Shares

Maximum sales charge (load) imposed on purchases, as a % of offering price

N/A

Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

Class Z Shares

Management fees(a)(b)

0.80
%

Distribution and service (12b-1) fees

0.00
%

Other expenses(c)

0.21
%

Acquired fund fees and expenses

—

Total annual Fund operating expenses(d)

1.01
%

(a)

Management fees include an investment advisory fee of 0.65% and an administrative fee of 0.15%. The Advisor has implemented a breakpoint schedule for the Fund’s investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The breakpoint schedule for the Fund is as follows: 0.65% for assets up to $1 billion; 0.57% for assets in excess of $1 billion and up to $1.5 billion; and 0.52% for assets in excess of $1.5 billion.

(b)

The Administrator has voluntarily agreed to waive 0.05% of the fees payable to it. If this waiver were reflected in the table,
“Management fees” would be 0.75% and “Total annual Fund operating expenses” would be 0.96%. The Administrator, at its discretion, may revise or discontinue this arrangement at any time.

(c)
Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.

(d)

The Advisor has contractually agreed to bear a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the
Fund’s custodian, do not exceed 1.02% annually through July 31, 2009.

11

Columbia Mid Cap Value and Restructuring Fund

Example

The following example is
intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates
the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■

you invest $10,000 in Class Z shares of the Fund for the periods indicated,

■

you reinvest all dividends and distributions in the Fund,

■

your investment has a 5% return each year, and

■

the Fund’s total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

1 year

3 years

5 years

10 years

Class Z Shares

$
103

$
322

$
558

$
1,236

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

12

Columbia Mid Cap Value and Restructuring Fund

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s
investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Investment Guidelines

As a general matter, unless otherwise noted, whenever an investment policy or limitation states a percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of the security or asset.

Holding Other Kinds of Investments

The Fund may hold investments that
aren’t part of its principal investment strategies. These investments are described in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in the Columbia Money Market Funds

The Fund may
invest uninvested cash and cash collateral received in connection with its securities lending program in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending
Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned, or if it incurs losses on the reinvestment of cash collateral.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q (forms filed with the SEC that include portfolio holdings information) for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately 15 calendar days after such month-end.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates may also be disclosed on the Columbia Funds’ website.

Investing Defensively

The Fund may from time to time take
temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions, including, for example, investing in money market instruments or holding cash or cash equivalents. The Fund may not achieve its investment objective while it is investing defensively.

Mailings
to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

13

Columbia Mid Cap Value and Restructuring Fund

Portfolio
Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover can generate larger distributions of short-term capital gains to shareholders, which for individuals are generally taxable at higher rates than long-term capital gains for federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s historical portfolio turnover rates in the Financial Highlights.

14

Management of the Fund

Primary
Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other
Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100
Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of June 30, 2008, the Advisor had assets under management of approximately $390.7 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. In rendering investment advisory services, the Advisor may use the portfolio management and research resources of Columbia Management Pte. Ltd., an affiliate of the Advisor. The Advisor may also use the research and other expertise of other affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s current fiscal year, aggregate advisory fees paid to the Advisor by the Fund are expected to amount to 0.65% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended
March 31, 2008.

Sub-Advisor(s)

The Advisor may engage an
investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

At
present, the Advisor has not engaged any investment sub-advisor for the Fund.

15

Management of the Fund

Portfolio Manager

Information about the Advisor’s portfolio manager who is primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

Timothy Evnin

Service with the Fund since 2008 and with the predecessor fund since 1992.

Managing Director of the Advisor; associated with the Advisor or its predecessors since 1987.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the
Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee,

as a % of Average Daily Net Assets

Columbia Mid Cap Value and Restructuring Fund

0.15%

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Bank of America affiliates, for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an
indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees, subject to certain limitations, paid by the Transfer Agent on the Fund’s behalf.

16

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of
America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates may also provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank
of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

■

  compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

■

  the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of
America affiliates;

■

  separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■

  regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

■

  lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

■

  regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other
Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private
Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■

  the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These types of conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and
Affiliates – Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

17

Management of the Fund

Certain Legal Matters

On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia
Management Advisors, LLC)) (“Columbia”) and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the “Distributor”) (collectively, the “Columbia Group”) entered into an
Assurance of Discontinuance with the New York Attorney General (“NYAG”) (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission (“SEC”) (the “SEC
Order”) on matters relating to mutual fund trading.

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group’s applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the $140 million in settlement amounts described above is being distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007. Distributions under the distribution plan began in late June 2007.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial
Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on
Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”).
Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and
other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court’s memoranda dated November 3, 2005, the United States District Court for the District of Maryland granted in part and denied in part the defendants’ motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 (“ICA”) and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under
Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption (“the CDSC Lawsuit”). The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

18

Management of the Fund

On September 14, 2007, the plaintiffs and
the Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. The settlement is subject to court approval.

In 2004, the Columbia Funds’ adviser and distributor and certain affiliated entities and individuals were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. Certain Columbia Funds were named as nominal defendants. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and entered final judgment in favor of the defendants. The plaintiffs appealed to the United States Court of Appeals for the First Circuit on December 30, 2005. A stipulation and settlement agreement dated January 19, 2007 was filed in the
First Circuit on February 14, 2007, with a joint stipulation of dismissal and motion for remand to obtain district court approval of the settlement. That joint motion was granted and the appeal was dismissed. On March 6, 2007, the case was remanded to the District Court. The settlement, approved by the District Court on September 18, 2007, became effective October 19, 2007. Pursuant to the settlement, the funds’ adviser and/or its affiliates made certain payments, including plaintiffs’ attorneys’ fees and costs of notice to class members.

19

About Class Z Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this prospectus: Class Z shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class Z shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

Class Z Shares

Eligible Investors and Minimum Initial Investments

Class Z shares are available only to certain eligible investors, which are subject to different minimum initial investment requirements. These minimum initial investment amounts range from $0 to $2,500. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for details.

Investment Limits

none

Conversion Features

none

Front-End Sales Charges

none

Contingent Deferred Sales Charges (CDSCs)

none

Maximum Distribution and Service Fees

none

FUNDamentals™

  Selling and/or Servicing
Agents       The terms “selling agent” and “servicing agent” refer
to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

20

About Class Z Shares

Financial Intermediary
Compensation

The Distributor and the Advisor may make payments, from their own resources, to certain financial intermediaries, including other Bank of
America affiliates, for marketing/sales support services relating to the Columbia Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money
Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and the Advisor may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

The Distributor, the Transfer Agent and the Advisor may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.15% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the Advisor. The Distributor and the Advisor may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the Advisor and their affiliates are paid out of the Distributor’s and the Advisor’s own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and the Advisor and their affiliates and the services provided by financial intermediaries as well as a list of the intermediaries to which the
Distributor and the Advisor have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of
Interest for more information.

21

Buying, Selling and Exchanging Shares

Share Price Determination

The price
you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals™

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

(Value of assets of the share class)

NAV

=

  – (Liabilities of the share
class)

Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the
Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations.
The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

22

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form”
by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date.

FUNDamentals™

Business Days

A business day is any day that the New York
Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the
NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed

and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can
obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can
communicate written buy, sell and exchange orders to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place orders to
buy, sell or exchange by telephone depending on how you complete the telephone authorization section of your account application. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN)
available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

23

Buying, Selling and Exchanging Shares

Online Transactions

Once you have an account, contact Columbia
Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer
Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account.
This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds generally
will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such an automatic sale. Generally, you may avoid such an automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan.
Contact the Transfer Agent, review our

website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial
intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small
Account Policy – Minimum Balance Fee

If the value of your account (treating each account of the Fund you own separately from any other account of the
Fund you may own) falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a
Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of
accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with

24

Buying, Selling and Exchanging Shares

active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or former Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying
Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Columbia Funds or certain of their service providers will enter into information sharing agreements with financial intermediaries, including participating life insurance companies and financial intermediaries that sponsor or offer retirement plans through which shares of the Columbia Funds are made available for purchase. Pursuant to Rule 22c-2, financial intermediaries are required, upon request, to: (i)
provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and procedures. See Buying, Selling and Exchanging Shares – Excessive Trading Practices for more information.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made two
“material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the
Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or

25

Buying, Selling and Exchanging Shares

control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading
– Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

■

negative impact on the Fund’s performance;

■

potential dilution of the value of the Fund’s shares;

■

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

■

losses on the sale of investments resulting from the need to sell securities at less favorable prices;

■

increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

■

increased brokerage and administrative costs.

To the
extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the
Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

26

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Once you have opened an account, you can buy Class Z shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer. Class Z shares are only available to the categories of eligible investors described below, each of which is subject to its own minimum initial investment requirements.

For investors establishing a Systematic Investment Plan, the minimum initial investment is $50.

Minimum Initial
Investments

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

■

Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

■

Any health savings account sponsored by a third party platform, including those sponsored by Bank of America affiliates, and any omnibus group retirement plan for which a financial intermediary or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

■

Any investor participating in a wrap program sponsored by a financial intermediary or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $1,000:

■

Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a financial intermediary or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,500:

■

Any client of Bank of America or one of its subsidiaries buying shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America or the subsidiary.

■

  Any investor buying shares through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code.

■

Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z Shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds
Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with another fund distributed by the Distributor.

■

Any trustee or director (or family member of a trustee or director) of a fund distributed by the Distributor.

■

Any employee (or family member of an employee) of Bank of America or one of its subsidiaries.

■

Any investor participating in an account offered by a financial intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor buying shares through a financial

27

Buying, Selling and Exchanging Shares

intermediary must independently satisfy the minimum investment requirement noted above).

■

Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

■

Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Bank of America and its affiliates and/or subsidiaries.

Minimum Additional Investments

There is no minimum additional investment for Class Z shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan.

Dividend Diversification

Generally, you may automatically invest distributions made by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made by a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call
Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class Z shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class Z shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

Other Purchase Rules You Should Know

■

  Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated net asset value per share.

■

  You generally buy Class Z shares at net asset value per share because no front-end sales charge applies to purchases of this share class.

■

The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

■

  Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■

Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying
them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class Z shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of
$7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class Z shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737.
It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw
funds from your Class Z shares account any day of the month on a

28

Buying, Selling and Exchanging Shares

monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, we may require your signature to be Medallion guaranteed.

You can choose to receive your withdrawals via check or direct deposit into your bank account. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

In-Kind Distributions

The Fund reserves the right to honor sell orders with
in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash.
Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

■

  Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated net asset value per share.

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you paid for your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

■

No interest will be paid on uncashed redemption checks.

■

Columbia Funds can delay payment of the sale proceeds for up to seven days and may suspend redemptions and/or postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

■

  Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

■

  Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and
Policies.

Exchanging Shares

You can
generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia
Fund into which you are exchanging.

Systematic Exchanges

You
may buy Class Z shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact the Transfer Agent or your financial advisor to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your
balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

29

Buying, Selling and Exchanging Shares

Other Exchange
Rules You Should Know

■

Exchanges are made at net asset value.

■

You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■

The rules for buying shares of a Columbia Fund generally apply to exchanges into that Fund.

■

You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■

You generally may make an exchange only into a Columbia Fund that is accepting investments.

■

  The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■

  Unless your account is part of a tax-advantaged retirement plan, an exchange for shares of another fund is a taxable event, and you may recognize a gain or loss for tax purposes.

30

Distributions and Taxes

Distributions to
Shareholders

A mutual fund can make money two ways:

■

  It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings
to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations

quarterly

Distributions

quarterly

The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the distribution was declared. If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sale of such shares. Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution of net investment income or net realized capital gain, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check the Fund’s distribution schedule above before you invest.

If you buy shares of the Fund
when it holds securities with unrealized capital gain, you may, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes any net realized gain. Any such distribution is generally subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset capital gains realized by the Fund that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

31

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. In addition, you should be aware of the following:

■

The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■

  Distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

■

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the
Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends.

■

  For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

■

A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Fund shares (including those paid in securities) usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term or disallowed.

■

The Fund is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS)
has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

FUNDamentals™

Taxes

The information provided above is only a summary of
how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

32

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

The information in the financial highlights table represents Shares Class shares of Mid Cap Value and Restructuring
Fund, a series of Excelsior Funds, Inc. (Mid Cap Value and Restructuring Fund), the predecessor to the Fund prior to March 31, 2008. The information for the fiscal year ended March 31, 2007 and March 31, 2008 has been audited by
PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. You can request a free annual report containing those financial statements by calling 800.345.6611.

The independent registered public accounting firm’s report and the Fund’s financial statements are incorporated by reference into the SAI. The information for the fiscal years ended March 31, 2006, 2005 and 2004 were audited by Mid Cap Value and Restructuring Fund’s previous independent registered public accounting firm, whose report expressed unqualified opinions.

Columbia Mid Cap Value and Restructuring Fund – Class Z Shares

Year Ended March 31,

2008(a)(b)

2007

2006

2005

2004

Net Asset Value, Beginning of Period

$21.61

$19.64

$16.77

$15.75

$10.24

Income from Investment Operations

Net Investment Income(c)

0.10

0.23

—
(d)

0.23

0.03

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency

(2.59
)

1.75

2.90

1.02

5.51

Total from Investment Operations

(2.49
)

1.98

2.90

1.25

5.54

Less Distributions to Shareholders

From Net Investment Income

(0.32
)

(0.01
)

(0.03
)

(0.23
)

(0.03
)

From Net Realized Gains

(0.51
)

—
(d)

—

—

—

Total Distributions to Shareholders

(0.83
)

(0.01
)

(0.03
)

(0.23
)

(0.03
)

Net Asset Value, End of Period

$18.29

$21.61

$19.64

$16.77

$15.75

Total Return(e)

(12.08
)%(f)

10.07
%

17.32
%

7.93
%(f)

54.21
%(f)

Ratios to Average Net Assets/Supplemental Data

Net Expenses Before Interest Expense(g)

1.10
%

1.13
%

1.13
%

1.06
%

0.99
%

Interest Expense

—
%(h)

—

—

—

—

Net Expenses(g)

1.10
%

1.13
%

1.13
%

1.06
%

0.99
%

Waiver/Reimbursement

0.04
%

—

—

0.10
%

0.24
%

Net Investment Income(g)

0.47
%

1.12
%

0.02
%

1.42
%

0.24
%

Portfolio Turnover Rate

16
%

25
%

23
%

28
%

13
%

Net Assets, End of Period (000’s)

$
245,608

$
294,452

$
237,531

$
214,844

$
186,720

(a)

On March 31, 2008, Shares class of Mid Cap Value and Restructuring Fund, a series of Excelsior Funds Trust, was reorganized into the Fund’s Class Z shares. The financial information for Class Z shares includes the financial information of Mid Cap Value and Restructuring Fund’s Shares class.

(b)	On March 31, 2008, Mid Cap Value and Restructuring Fund’s Institutional Shares class was reorganized into the Fund’s Class Z Shares.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Rounds to less than $0.01 per share.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)	The benefits derived from custody credits had an impact of less than 0.01%.

(h)	Rounds to less than 0.01%.

33

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Class Z shares of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The annual expense ratio used for the share class, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower.

Columbia Mid Cap Value and Restructuring Fund – Class Z Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.01%	3.99%	$10,399.00	$103.01
2	10.25%	1.01%	8.14%	$10,813.92	$107.13
3	15.76%	1.01%	12.45%	$11,245.40	$111.40
4	21.55%	1.01%	16.94%	$11,694.09	$115.84
5	27.63%	1.01%	21.61%	$12,160.68	$120.47
6	34.01%	1.01%	26.46%	$12,645.89	$125.27
7	40.71%	1.01%	31.50%	$13,150.46	$130.27
8	47.75%	1.01%	36.75%	$13,675.17	$135.47
9	55.13%	1.01%	42.21%	$14,220.81	$140.87
10	62.89%	1.01%	47.88%	$14,788.22	$146.50
Total Gain After Fees and Expenses				$4,788.22
Total Annual Fees and Expenses Paid					$1,236.23

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

34

Notes

35

For More Information

You’ll find more information about the Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone:	800.345.6611

Online:	www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

For purposes of any electronic version of this prospectus, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this prospectus.

The investment company registration number of Columbia Funds Series Trust I, of which the Fund is a series, is 811-04367.

Columbia Mid Cap Value and Restructuring Fund

Class Z Shares

Prospectus, August 1, 2008

©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/153961-0808

Prospectus

August 1, 2008

Columbia Funds

Columbia Energy and Natural Resources Fund

Class A and Class C Shares

Advised by Columbia Management Advisors, LLC

NOT FDIC-INSURED	Not Bank Issued	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK GUARANTEED	May Lose Value

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about Columbia Energy and Natural Resources Fund (the Fund), which is one of the equity funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of the Fund, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information,

■	fees and expenses, and

■	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

■	a discussion of the Fund’s primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

■	a summary of the Fund’s various share classes offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Fund, including:

■	how to buy, sell and exchange shares of the Fund, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of the Fund’s financial information, and

■	hypothetical fee and expense data that show the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

■	by telephone at 800.345.6611.

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management

Group, LLC

The Fund is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Energy and Natural Resources Fund

FUNDimensions™
Columbia Energy and Natural Resources Fund
Investment Objective:	Long-term capital appreciation
Investment Style:	Specialty – Natural Resources
Benchmark:	Standard & Poor’s (S&P) 500® Index(a)
Ticker Symbols:	Class A: EENAX Class C: EENCX
Principal Risks:

Investment strategy risk

Market risk

Energy and natural resources sector risk

Industry sector risk

Growth securities risk

Value securities risk

Foreign securities risk

Derivatives risk

Smaller company securities risk

Frequent trading risk

(a)

“Standard & Poor’s” and “S&P” are trademarks of The McGraw-Hill Companies, Inc. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

FUNDamentals™

Benchmarks

Benchmarks are indices that provide some guidance in assessing fund performance. A fund does not, however, limit its investments to the securities within its benchmark(s), and a fund’s holdings can differ from those of any particular benchmark or index. Benchmarks are only guideposts for performance.

FUNDamentals™

Equity Funds

Equity funds invest primarily in equity securities of companies that have the potential to provide you with higher returns than many other kinds of investments, but they also tend to have higher risk.

Equity funds may be a suitable investment for you if you:

■  have longer term investment goals,

■  maintain a diversified investment portfolio, and

■  are not looking for a regular stream of income.

  Investment Objective

The Fund seeks long-term capital appreciation.

  Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of U.S. and foreign companies engaged in the energy and natural resources industries. These companies include those engaged in the discovery, development, production or distribution of energy or natural resources and companies that develop technologies for, and furnish energy and natural resource supplies and services to, these companies. The Fund may invest in companies that have market capitalizations of any size.

The Fund typically invests at least 50% of its assets in crude oil, petroleum and natural gas companies. The Fund also may invest up to 35% of its assets in precious metals, such as gold bullion, and companies engaged in the production of precious metals.

The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The Fund may invest in securities that the Advisor believes are undervalued, represent growth opportunities, or both. The Advisor combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers, among other factors:

■

various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, price-to-book value and discounted cash flow. The Advisor believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation.

■

potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors.

5

Columbia Energy and Natural Resources Fund

■

the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.

■	overall economic and market conditions.

The Advisor may sell a security when the security’s price reaches a target set by the Advisor; if the Advisor believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

The Fund’s investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance) and may increase taxable distributions for shareholders.

FUNDamentals™

Multi-Cap Funds

Multi-cap funds invest in companies of any capitalization size, which include small-, medium- and large-capitalization companies. For instance, a fund may invest in large, established and well-known U.S. and foreign companies, as well as small, new and relatively unknown companies that are believed to have the potential to grow significantly.

FUNDamentals™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

FUNDamentals™

Focused Funds

Focused funds generally hold fewer investments than other kinds of funds. This means they can have greater price swings than more diversified funds. It also means they may have relatively higher returns when an investment performs well or relatively lower returns when an investment performs poorly.

6

Columbia Energy and Natural Resources Fund

  Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Energy and Natural Resources Sector Risk – The Fund is subject to the risk that the securities of issuers engaged in the energy and natural resources sector will underperform other market sectors or the market as a whole. To the extent that the Fund invests in issuers conducting business in the same or similar sectors, the Fund is subject to a greater extent to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that sector or those sectors. The values of natural resources are affected by numerous factors including events occurring in nature and international politics. For instance, natural events (such as earthquakes, hurricanes or fires in prime natural resources areas) and political events (such as coups or military confrontations) can affect the overall supply of a natural resource and thereby the value of companies involved in business activities relating to such natural resource. In addition, rising interest rates and high inflation may affect the demand for certain natural resources and, therefore, the price of energy-related investments. In addition, the Fund’s investments in precious metals are considered speculative and are affected by a variety of worldwide economic, financial and political factors. Prices of precious metals may fluctuate sharply over time.

■	Growth Securities Risk – Because growth securities typically trade at a higher multiple of earnings than other types of securities, the value of growth securities may be more sensitive to changes in current or expected earnings than the prices of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

■

Value Securities Risk – Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Advisor’s future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

■

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

■	Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or “derived” from)

7

Columbia Energy and Natural Resources Fund

traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the SAI.

■

Smaller Company Securities Risk – Securities of small- or mid-capitalization companies (“smaller companies”) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but also may have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

■

Frequent Trading Risk – Frequent trading of investments increases the possibility that the Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for federal income tax purposes), which could reduce the Fund’s after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund’s return.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

8

Columbia Energy and Natural Resources Fund

  Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class A shares(a) has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

*	Year-to-date return as of June 30, 2008: 27.57%

(a)

The Fund commenced operations on March 31, 2008. The calendar year returns shown include the returns of Class A shares of Energy and Natural Resources Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc., for periods after September 27, 2007, and include the returns of Shares Class shares of Energy and Natural Resources Fund for periods prior to September 28, 2007. The returns shown have not been adjusted to reflect differences in expenses. If differences in expenses were reflected, the returns shown for periods prior to September 28, 2007 would be lower.

Best and Worst Quarterly Returns During this Period

Best:	3rd quarter 2005:	25.99%
Worst:	3rd quarter 2002:	-18.86%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

9

Columbia Energy and Natural Resources Fund

Average Annual Total Return as of December 31, 2007

The table below shows the Fund’s Class A shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The returns shown reflect applicable sales charges. The table also shows the average annual returns for the Fund’s Class C shares, but it does not show the after-tax returns for the Fund’s Class C shares, which will vary from those shown for the Fund’s Class A shares. The table compares the Fund’s returns for each period with those of the Standard & Poor’s (S&P) 500® Index. The S&P 500® Index tracks the performance of 500 widely held, large-capitalization U.S. stocks. Indices are not available for investment, and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year		5 years		10 years
Class A shares returns before taxes	28.43	%(a)	30.01	%(a)	16.00	%(a)
Class A shares returns after taxes on distributions	23.19	%(a)	26.81	%(a)	13.87	%(a)
Class A shares returns after taxes on distributions and sale of Fund shares	19.26	%(a)	25.47	%(a)	13.28	%(a)
Class C shares returns before taxes	35.06	%(a)	31.53	%(a)	16.67	%(a)
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	5.49%		12.83%		5.91%

(a)

The Fund commenced operations on March 31, 2008. The returns shown include the returns of Class A shares or Class C shares, as applicable, of Energy and Natural Resources Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc., for periods after September 27, 2007, and include the returns of Shares Class shares of Energy and Natural Resources Fund for periods prior to September 28, 2007. The returns shown reflect applicable sales charges, but have not been adjusted to reflect differences in expenses. If differences in expenses were reflected, the returns shown for periods prior to September 28, 2007 would be lower.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or IRAs.

10

Columbia Energy and Natural Resources Fund

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class A and Class C shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

■  distribution and service fees (sometimes referred to in the industry as “12b-1 fees”), which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors, including affiliates of Bank of America.

    See Choosing a Share Class – Distribution and Service Fees for more information.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs, such as brokerage commissions on the purchase and sale of portfolio securities, in addition to the annual Fund operating expenses disclosed in the fee table.

11

Columbia Energy and Natural Resources Fund

Shareholder Fees (paid directly from your investment)

	Class A Shares		Class C Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%		N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00	%(a)	1.00	%(b)

Annual Fund Operating Expenses (deducted from the Fund’s assets)

	Class A Shares	Class C Shares
Management fees(c)(d)	0.75%	0.75%
Distribution and service (12b-1) fees	0.25%	1.00%
Other expenses(e)	0.26%	0.26%
Acquired fund fees and expenses(f)	—	—
Total annual Fund operating expenses(g)	1.26%	2.01%

(a)

This charge applies to investors who buy $1 million or more of Class A shares and redeem them within one year of purchase, with certain limited exceptions. See Choosing a Share Class – Sales Charges and Commissions for details.

(b)

This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions. See Choosing a Share Class – Sales Charges and Commissions for details.

(c)

Management fees include an investment advisory fee of 0.60% and an administrative fee of 0.15%. The Advisor has implemented a breakpoint schedule for the Fund’s investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The breakpoint schedule for the Fund is as follows: 0.60% for assets up to $1 billion; 0.52% for assets in excess of $1 billion and up to $1.5 billion; 0.47% for assets in excess of $1.5 billion and up to $3 billion; 0.45% for assets in excess of $3 billion and up to $6 billion; and 0.43% in excess of $6 billion.

(d)

The Administrator has voluntarily agreed to waive 0.05% of the fees payable to it. If this waiver were reflected in the table, “Management fees” would be 0.70% and “Total annual Fund operating expenses” would be 1.21% and 1.96% for Class A and Class C shares, respectively. The Administrator, at its discretion, may revise or discontinue this arrangement at any time.

(e)	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.

(f)	Amounts less than 0.01% are shown as dashes (—) in acquired fund fees and expenses but are included in other expenses.

(g)

The Advisor has contractually agreed to bear a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed 1.25% annually through July 31, 2009.

12

Columbia Energy and Natural Resources Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class A or Class C shares of the Fund for the periods indicated,

■	you pay the maximum applicable sales charge,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A Shares	$696	$952	$1,227	$2,010
Class C Shares
Assuming no redemption	$204	$630	$1,083	$2,338
Assuming complete redemption of shares at the end of the period	$304	$630	$1,083	$2,338

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

13

Columbia Energy and Natural Resources Fund

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Investment Guidelines

As a general matter, unless otherwise noted, whenever an investment policy or limitation states a percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of the security or asset.

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in the Columbia Money Market Funds

The Fund may invest uninvested cash and cash collateral received in connection with its securities lending program in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned, or if it incurs losses on the reinvestment of cash collateral.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q (forms filed with the SEC that include portfolio holdings information) for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately 30 calendar days after such month-end and the Fund’s largest 15 holdings as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates may also be disclosed on the Columbia Funds’ website.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions, including, for example, investing in money market instruments or holding cash or cash equivalents. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

14

Columbia Energy and Natural Resources Fund

Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover can generate larger distributions of short-term capital gains to shareholders, which for individuals are generally taxable at higher rates than long-term capital gains for federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s historical portfolio turnover rates in the Financial Highlights.

15

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of June 30, 2008, the Advisor had assets under management of approximately $390.7 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. In rendering investment advisory services, the Advisor may use the portfolio management and research resources of Columbia Management Pte. Ltd., an affiliate of the Advisor. The Advisor may also use the research and other expertise of other affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s current fiscal year, aggregate advisory fees paid to the Advisor by the Fund are expected to amount to 0.60% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended March 31, 2008.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

At present, the Advisor has not engaged any investment sub-advisor for the Fund.

16

Management of the Fund

Portfolio Manager

Information about the Advisor’s portfolio manager who is primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

Michael E. Hoover

Service with the Fund since 2008 and with the predecessor fund since 1995.

Managing Director of the Advisor; associated with the Advisor or its predecessors since 1989.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee,

as a % of Average Daily Net Assets

Columbia Energy and Natural Resources Fund	0.15%

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Bank of America affiliates, for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees, subject to certain limitations, paid by the Transfer Agent on the Fund’s behalf.

17

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates may also provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

■	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;
■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These types of conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates –Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

18

Management of the Fund

Certain Legal Matters

On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) (“Columbia”) and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the “Distributor”) (collectively, the “Columbia Group”) entered into an Assurance of Discontinuance with the New York Attorney General (“NYAG”) (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission (“SEC”) (the “SEC Order”) on matters relating to mutual fund trading.

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group’s applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the $140 million in settlement amounts described above is being distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007. Distributions under the distribution plan began in late June 2007.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation
Form 8-K filing on February 10, 2005.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court’s memoranda dated November 3, 2005, the United States District Court for the District of Maryland granted in part and denied in part the defendants’ motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 (“ICA”) and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption (“the CDSC Lawsuit”). The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

On September 14, 2007, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. The settlement is subject to court approval.

19

Management of the Fund

In 2004, the Columbia Funds’ adviser and distributor and certain affiliated entities and individuals were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. Certain Columbia Funds were named as nominal defendants. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and entered final judgment in favor of the defendants. The plaintiffs appealed to the United States Court of Appeals for the First Circuit on December 30, 2005. A stipulation and settlement agreement dated January 19, 2007 was filed in the First Circuit on February 14, 2007, with a joint stipulation of dismissal and motion for remand to obtain district court approval of the settlement. That joint motion was granted and the appeal was dismissed. On March 6, 2007, the case was remanded to the District Court. The settlement, approved by the District Court on September 18, 2007, became effective October 19, 2007. Pursuant to the settlement, the funds’ adviser and/or its affiliates made certain payments, including plaintiffs’ attorneys’ fees and costs of notice to class members.

20

Choosing a Share Class

Comparison of the Share Classes

Share Class Features

The Fund offers two classes of shares in this prospectus: Class A and Class C shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class A and Class C shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

	Class A Shares	Class C Shares
Eligible Investors and Minimum Initial Investments(a)	Minimum initial investments range from $0 to $2,500; the share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500; the share class is available to the general public for investment.
Investment Limits	none	up to $1,000,000
Conversion Features	none	none
Front-End Sales Charges(b)	5.75% maximum, declining to 0.00% on investments of $1 million or more	none
Contingent Deferred Sales Charges (CDSCs)(b)	none, except a 1.00% CDSC applies to certain investments of between $1 million and $50 million sold within one year of purchase	1.00% on investments sold within one year of purchase
Maximum Distribution and Service Fees	0.25% service fee	0.75% distribution fee 0.25% service fee

(a)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of these share classes.

(b)	See Choosing a Share Class – Reductions/Waivers of Sales Charges for information about certain exceptions to these sales charges.

FUNDamentals™
Selling and/or Servicing Agents The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for	example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

21

Choosing a Share Class

Sales Charges and Commissions

Sales charges, commissions and distribution and service fees (discussed in a separate sub-section below) compensate selling and/or servicing agents, and typically your financial advisor, for selling shares to you and for maintaining and servicing the shares held in your account. These charges, commissions and fees are intended to provide incentives for selling and/or servicing agents to provide these services.

Depending on which share class you choose you will pay these charges either at the outset as a front-end sales charge, at the time you sell your shares as a contingent deferred sales charge and/or over time in the form of increased ongoing fees. Whether the ultimate cost is higher for one class over the other depends on how long you hold your shares.

Class A Shares – Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class A shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for more information.

FUNDamentals™

Front-End Sales Charge Calculation

The table below presents the front-end sales charge as a percentage of both the offering price and the net amount invested.

■  The offering price per share is the net asset value per share plus any front-end sales charge that applies.

■  The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.

The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge in the table) and the net asset value of those shares.

To determine the front-end sales charge you will pay when you buy your shares, the Fund will add the amount of your investment to the value of your account and base the sales charge on the aggregate amount. This approach is designed to assure that you pay the lowest applicable sales charge possible. See Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation.

The front-end sales charge you’ll pay on Class A shares:

■	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

■	is based on the total amount of your purchase and the value of your account.

Class A Shares – Front-End Sales Charge – Breakpoint Schedule

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
$0 – $49,999	5.75%	6.10%	5.00%
$50,000 – $99,999	4.50%	4.71%	3.75%
$100,000 – $249,999	3.50%	3.63%	2.75%
$250,000 – $499,999	2.50%	2.56%	2.00%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	1.00%	(c),(d)

(a)	Purchase amounts and account values are aggregated among all eligible Columbia Fund accounts for purposes of this table.

(b)

Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

(c)

1.00% on purchases from $1 million up to $3 million, 0.50% on purchases of $3 million up to $50 million and 0.25% on amounts of $50 million or more. The Distributor pays selling and/or servicing agents on investments of $1 million or more, but may be reimbursed if a CDSC is deducted when the shares are sold.

(d)

For certain group retirement plans, selling and/or servicing agents are eligible to receive a 1.00% commission from the Distributor on all purchases up to $3 million, including those in amounts of less than $1 million that are coded as commission eligible trades.

22

Choosing a Share Class

Class A Shares – CDSC and Commissions

In some cases, you’ll pay a CDSC if you sell Class A shares that you bought without an initial sales charge.

■

If you bought Class A shares without an initial sales charge because your accounts aggregated $1 million to $50 million at the time of purchase, you will incur a 1.00% CDSC if you redeem those shares within one year of buying them.

■

Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within one year of buying them.

The CDSC on Class A shares:

■	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

■	will not be applied to any shares you receive through reinvested distributions.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class A shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest. The CDSC on Class A shares does not apply to retirement plans buying through a fee-based program.

The Distributor may pay your selling and/or servicing agent an up-front commission of up to 5.00% of the offering price per share when you buy Class A shares. The Distributor funds the commission through the applicable sales charge.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

Class A Shares – Commission Schedule

Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

FUNDamentals™

Contingent Deferred Sales Charge

A contingent deferred sales charge or CDSC is a sales charge applied at the time you sell your shares, unlike a front-end sales charge that is applied at the time of purchase. A CDSC varies based on the length of time that you have held your shares.

Class C Shares – Sales Charges

You don’t pay a front-end sales charge when you buy Class C shares, but you may pay a CDSC when you sell Class C shares.

The CDSC on Class C shares:

■	is applied to the net asset value at the time of your purchase or sale, whichever is lower,

■	will not be applied to any shares you receive through reinvested distributions, and

■	generally declines each year until there is no sales charge for selling shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which your purchase was made. When you place an order to sell your Class C shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest.

Class C Shares – CDSC and Commissions

You’ll pay a CDSC of 1.00% when you sell Class C shares within one year of buying them unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details.

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 1.00% of the net asset value per share when you buy Class C shares. The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution plan and any applicable CDSC applied when you sell your shares. See Choosing a Share Class – Distribution and Service Fees for details.

23

Choosing a Share Class

Reductions/Waivers of Sales Charges

Front-End Sales Charge Reductions

There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A shares of the Fund. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation, you may combine the value of eligible accounts maintained by you and your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your accounts, the Fund will use the current public offering price per share.

Second, by making a statement of intent to purchase additional shares, you may pay a lower sales charge on all purchases of Class A shares made within 13 months of the date of your statement of intent. Your statement of intent must state the aggregate amount of purchases you intend to make in that 13-month period, which must be at least $50,000. If you do not complete the purchases described in your statement of intent within 13 months, you will be charged the applicable sales charge on the amount you have invested to that date. To calculate the total value of the purchases you’ve made under a statement of intent, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account.

To obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. It is the responsibility of you and your financial advisor to ensure that you receive discounts for which you are eligible; the Fund is not responsible for a financial advisor’s failure to apply the eligible discount to your account. You may be asked by your financial advisor for account statements or other records to verify your discount eligibility, including, when applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family.

FUNDamentals™

Your “Immediate Family” and
Account Value Aggregation

For purposes of obtaining a Class A shares breakpoint discount, the value of your account will be deemed to include the value of all applicable shares in eligible accounts that are held by your “immediate family,” which includes your spouse (or legal equivalent under state law), parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law. Remember that in order to obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. Group plan accounts are valued at the plan level.

Eligible Accounts

The types of accounts that are eligible for the account value aggregation purposes described above are:

■	individual accounts,

■	joint accounts,

■	certain IRA accounts,

■	certain health savings accounts,

■	certain trust accounts, and

■	Uniform Gifts to Minors Act (UGMA)/Uniform Transfers to Minors Act (UTMA) accounts.

Eligible accounts include those registered in the name of the broker/dealer or other financial intermediary through which you own shares of the Columbia Funds.

Eligible accounts do not include Class R share accounts or accounts holding institutional share classes of the Columbia Money Market Funds (Capital Class shares, Liquidity Class shares, Adviser Class shares, Investor Class shares, Trust Class shares, Institutional Class shares and Marsico shares). Certain share classes are not offered by this prospectus.

24

Choosing a Share Class

Front-End Sales Charge Waivers

Certain investors may buy Class A shares of the Fund at net asset value, without any front-end sales charge that would otherwise apply. These investors include affiliates of the Fund, broker/dealers, investors in wrap fee programs, investors through fee-based advisors, certain retirement plans, certain health savings accounts, certain shareholders of funds that were reorganized into Columbia Funds, investors using the proceeds of sales of Fund shares or of certain Bank of America trust or similar accounts, as well as insurance company separate accounts purchasing for the benefit of group retirement plans. Restrictions may apply to certain accounts and certain transactions.

CDSC Waivers

You may be able to avoid an otherwise applicable CDSC when you sell Class A or Class C shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Columbia Funds or for other reasons.

Generally, a CDSC that would otherwise be applied may be waived for certain sales, including sales made under the Systematic Withdrawal Plan or in connection with the death or post-purchase disability of a shareholder; certain medical expenses; charitable gifts; involuntary sales; and agreements by selling and/or servicing agents to waive or return their commissions. Restrictions may apply to certain accounts and certain transactions.

The Fund may change or cancel these terms at any time. Any change or cancellation applies only to future purchases.

For more information about the sales charge reductions and waivers described here, consult the SAI.

25

Choosing a Share Class

Distribution and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder servicing plans which set the distribution and service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution and service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

Distribution (Rule 12b-1) and Service Fees

	Distribution Fee	Service Fee	Combined Total
Class A	—	0.25%	0.25%
Class C	0.75%	0.25%	1.00%

The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution and/or shareholder servicing plans continue. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge you other fees for providing services to your account, which may be different from those described here.

26

Choosing a Share Class

Financial Intermediary Compensation

The Distributor and the Advisor may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and the Advisor may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

The Distributor, the Transfer Agent and the Advisor may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.15% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the Advisor. The Distributor and the Advisor may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the Advisor and their affiliates are paid out of the Distributor’s and the Advisor’s own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and the Advisor and their affiliates and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and the Advisor have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

27

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals™
NAV Calculation
Each of the Fund’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

28

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date.

FUNDamentals™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of your account application. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

29

Buying, Selling and Exchanging Shares

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds generally will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such an automatic sale. Generally, you may avoid such an automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

If the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders

30

Buying, Selling and Exchanging Shares

holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or former Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Columbia Funds or certain of their service providers will enter into information sharing agreements with financial intermediaries, including participating life insurance companies and financial intermediaries that sponsor or offer retirement plans through which shares of the Columbia Funds are made available for purchase. Pursuant to Rule 22c-2, financial intermediaries are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and procedures. See Buying, Selling and Exchanging Shares – Excessive Trading Practices for more information.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the

Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts

31

Buying, Selling and Exchanging Shares

maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

■	negative impact on the Fund’s performance;

■	potential dilution of the value of the Fund’s shares;

■

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

■	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

■	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

■	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

32

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Eligible Investors

Class A and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.

Minimum Initial Investments

The minimum initial investment for Class A and Class C shares is $2,500 for regular accounts and $1,000 for individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement plans. For investors establishing a Systematic Investment Plan, the minimum initial investment is $50. There is no minimum initial investment for Class A or Class C shares bought through omnibus accounts, wrap accounts or health savings accounts, although your selling and/or servicing agent may impose its own investment minimum. For group retirement plans, the minimum initial investment and minimum additional investment are determined based on the plan’s investment rather than that of its individual participants.

Minimum Additional Investments

There is no minimum additional investment for Class A or Class C shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan.

Dividend Diversification

Generally, you may automatically invest distributions made by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made by a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class A or Class C shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class A or Class C shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

Other Purchase Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

■	You generally buy Class A shares at the public offering price per share because purchases of Class A shares are generally subject to a front-end sales charge.

■	You buy Class C shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

■

The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

33

Buying, Selling and Exchanging Shares

■	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class A or Class C shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class A or Class C shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A and/or Class C shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, we may require your signature to be Medallion guaranteed.

You can choose to receive your withdrawals via check or direct deposit into your bank account. You won’t pay a CDSC on Class A or Class C shares if you withdraw 12% or less of the value of those shares in a year. Otherwise, Columbia Funds will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving

Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated net asset value per share. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you paid for your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

■	No interest will be paid on uncashed redemption checks.

■

Columbia Funds can delay payment of the sale proceeds for up to seven days and may suspend redemptions and/or postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

■	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

34

Buying, Selling and Exchanging Shares

■	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class A and/or Class C shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact the Transfer Agent or your financial advisor to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

■	Exchanges are made at net asset value.

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■	A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

■

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Columbia Fund and ends when you sell the shares of the Columbia Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Columbia Fund.

■	The rules for buying shares of a Columbia Fund generally apply to exchanges into that Fund.

■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.

■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■	Unless your account is part of a tax-advantaged retirement plan, an exchange for shares of another fund is a taxable event, and you may recognize a gain or loss for tax purposes.

Same-Fund Exchange Privilege for Class Z Shares

Certain shareholders invested in a class of shares other than Class Z may become eligible to invest in Class Z shares. Upon a determination of such eligibility, any such shareholders will be eligible to exchange their shares for Class Z shares of the same fund, if offered. No sales charges or other charges will apply to any such exchange. Ordinarily, shareholders will not recognize a gain or loss for federal income tax purposes upon such an exchange. Investors should contact their selling and/or servicing agents to learn more about the details of the Class Z shares exchange privilege.

35

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	quarterly
Distributions	quarterly

The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the distribution was declared. If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sale of such shares. Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution of net investment income or net realized capital gain, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check the Fund’s distribution schedule above before you invest.

If you buy shares of the Fund when it holds securities with unrealized capital gain, you may, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes any net realized gain. Any such distribution is generally subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset capital gains realized by the Fund that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

36

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. In addition, you should be aware of the following:

■

The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

■

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

■

A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Fund shares (including those paid in securities) usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term or disallowed.

■

The Fund is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

FUNDamentals™

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

37

Financial Highlights

The financial highlights tables are designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Energy and Natural Resources Fund – Class A Shares

	Period Ended March 31, 2008(a)
Net Asset Value, Beginning of Period	$27.64
Income from Investment Operations
Net Investment Loss(b)	—	(c)
Net Realized and Unrealized Gain on Investments and Foreign Currency	1.72
Total from Investment Operations	1.72
Less Distributions to Shareholders
From Net Realized Gains	(3.87)
Net Asset Value, End of Period	$25.49
Total Return(d)(e)(f)	6.82%
Ratios to Average Net Assets/Supplemental Data
Net Expenses Before Interest Expense(g)(h)	1.07%
Interest Expense(g)	—	%(i)
Net Expenses(g)(h)	1.07%
Waiver/Reimbursement(g)	0.05%
Net Investment Loss(g)(h)	(0.02)%
Portfolio Turnover Rate(d)	198%
Net Assets, End of Period (000’s)	$5,328

(a)

Class A shares of Energy and Natural Resources Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc. commenced operations on September 28, 2007. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Rounds to less than $0.01 per share.

(d)	Not annualized.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.

(g)	Annualized.

(h)	The benefits derived from custody credits had an impact of less than 0.01%.

(i)	Rounds to less than 0.01%.

38

Financial Highlights

Columbia Energy and Natural Resources Fund – Class C Shares

	Period Ended March 31, 2008(a)
Net Asset Value, Beginning of Period	$27.64
Income from Investment Operations
Net Investment Loss(b)	(0.10)
Net Realized and Unrealized Gain on Investments and Foreign Currency	1.73
Total from Investment Operations	1.63
Less Distributions to Shareholders
From Net Realized Gains	(3.87)
Net Asset Value, End of Period	$25.40
Total return(c)(d)(e)	6.45%
Ratios to Average Net Assets/Supplemental Data
Net Expenses Before Interest Expense(f)(g)	1.82%
Interest Expense(f)	—	%(h)
Net Expenses(f)(g)	1.82%
Waiver/Reimbursement(f)	0.05%
Net Investment Loss(f)(g)	(0.78)%
Portfolio Turnover Rate(c)	198%
Net Assets, End of Period (000’s)	$1,433

(a)

Class C shares of Energy and Natural Resources Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc. commenced operations on September 28, 2007. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Not annualized.

(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)	Total return at net asset value assuming no contingent deferred sales charge.

(f)	Annualized.

(g)	The benefits derived from custody credits had an impact of less than 0.01%.

(h)	Rounds to less than 0.01%.

39

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses. The charts also assume that all dividends and distributions are reinvested. The annual expense ratio used for each share class, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the charts and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Energy and Natural Resources Fund – Class A Shares

Maximum Initial Sales Charge 5.75%		Initial Hypothetical Investment Amount $10,000.00			Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses		Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.26%	-2.23%	(b)	$9,777.50	$695.98
2	10.25%	1.26%	1.43%		$10,143.17	$125.50
3	15.76%	1.26%	5.23%		$10,522.53	$130.19
4	21.55%	1.26%	9.16%		$10,916.07	$135.06
5	27.63%	1.26%	13.24%		$11,324.33	$140.11
6	34.01%	1.26%	17.48%		$11,747.86	$145.35
7	40.71%	1.26%	21.87%		$12,187.23	$150.79
8	47.75%	1.26%	26.43%		$12,643.03	$156.43
9	55.13%	1.26%	31.16%		$13,115.88	$162.28
10	62.89%	1.26%	36.06%		$13,606.42	$168.35
Total Gain After Fees and Expenses					$3,606.42
Total Annual Fees and Expenses Paid						$2,010.04

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

(b)	Reflects deduction of the maximum initial sales charge.

40

Hypothetical Fees and Expenses

Columbia Energy and Natural Resources Fund – Class C Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	2.01%	2.99%	$10,299.00	$204.00
2	10.25%	2.01%	6.07%	$10,606.94	$210.10
3	15.76%	2.01%	9.24%	$10,924.09	$216.39
4	21.55%	2.01%	12.51%	$11,250.72	$222.86
5	27.63%	2.01%	15.87%	$11,587.11	$229.52
6	34.01%	2.01%	19.34%	$11,933.57	$236.38
7	40.71%	2.01%	22.90%	$12,290.38	$243.45
8	47.75%	2.01%	26.58%	$12,657.87	$250.73
9	55.13%	2.01%	30.36%	$13,036.34	$258.23
10	62.89%	2.01%	34.26%	$13,426.12	$265.95
Total Gain After Fees and Expenses				$3,426.12
Total Annual Fees and Expenses Paid					$2,337.61

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

41

Notes

42

Notes

43

For More Information

You’ll find more information about the Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail: Columbia Funds

c/o Columbia Management Services, Inc.

P.O. Box 8081, Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual

Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

For purposes of any electronic version of this prospectus, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this prospectus.

The investment company registration number of Columbia Funds Series Trust I, of which the Fund is a series, is 811-04367.

Columbia Energy and Natural Resources Fund

Class A and Class C Shares

Prospectus, August 1, 2008

©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/153956-0808

Prospectus

August 1, 2008

Columbia Funds

Columbia Energy and Natural Resources Fund Class Z Shares

Advised by Columbia Management Advisors, LLC

NOT FDIC-INSURED	Not Bank Issued	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK GUARANTEED	May Lose Value

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about Columbia Energy and Natural Resources Fund (the Fund), which is one of the equity funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of the Fund, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information,

■	fees and expenses, and

■	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

■	a discussion of the Fund’s primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and
■	a description of the Fund’s Class Z shares offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Fund, including:

■	how to buy, sell and exchange shares of the Fund, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of the Fund’s financial information, and

■	hypothetical fee and expense data that show the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates - Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

■	by telephone at 800.345.6611.

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management Group, LLC

The Fund is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Energy and Natural Resources Fund

FUNDimensions™
Columbia Energy and Natural Resources Fund
Investment Objective:	Long-term capital appreciation
Investment Style:	Specialty – Natural Resources
Benchmark:	Standard & Poor’s (S&P) 500® Index(a)
Ticker Symbol:	Class Z: UMESX
Principal Risks:

Investment strategy risk

Market risk

Energy and natural resources sector risk

Industry sector risk

Growth securities risk

Value securities risk

Foreign securities risk

Derivatives risk

Smaller company securities risk

Frequent trading risk

(a)

“Standard & Poor’s” and “S&P” are trademarks of The McGraw-Hill Companies, Inc. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

FUNDamentals™

Benchmarks

Benchmarks are indices that provide some guidance in assessing fund performance. A fund does not, however, limit its investments to the securities within its benchmark(s), and a fund’s holdings can differ from those of any particular benchmark or index. Benchmarks are only guideposts for performance.

FUNDamentals™

Equity Funds

Equity funds invest primarily in equity securities of companies that have the potential to provide you with higher returns than many other kinds of investments, but they also tend to have higher risk.

Equity funds may be a suitable investment for you if you:

■  have longer term investment goals,

■  maintain a diversified investment portfolio, and

■  are not looking for a regular stream of income.

  Investment Objective

The Fund seeks long-term capital appreciation.

  Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of U.S. and foreign companies engaged in the energy and natural resources industries. These companies include those engaged in the discovery, development, production or distribution of energy or natural resources and companies that develop technologies for, and furnish energy and natural resource supplies and services to, these companies. The Fund may invest in companies that have market capitalizations of any size.

The Fund typically invests at least 50% of its assets in crude oil, petroleum and natural gas companies. The Fund also may invest up to 35% of its assets in precious metals, such as gold bullion, and companies engaged in the production of precious metals.

The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The Fund may invest in securities that the Advisor believes are undervalued, represent growth opportunities, or both. The Advisor combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers, among other factors:

■

various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, price-to-book value and discounted cash flow. The Advisor believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation.

■

potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors.

■

the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.

■	overall economic and market conditions.

5

Columbia Energy and Natural Resources Fund

The Advisor may sell a security when the security’s price reaches a target set by the Advisor; if the Advisor believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

The Fund’s investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance) and may increase taxable distributions for shareholders.

FUNDamentals™

Multi-Cap Funds

Multi-cap funds invest in companies of any capitalization size, which include small-, medium- and large-capitalization companies. For instance, a fund may invest in large, established and well-known U.S. and foreign companies, as well as small, new and relatively unknown companies that are believed to have the potential to grow significantly.

FUNDamentals™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

FUNDamentals™

Focused Funds

Focused funds generally hold fewer investments than other kinds of funds. This means they can have greater price swings than more diversified funds. It also means they may have relatively higher returns when an investment performs well or relatively lower returns when an investment performs poorly.

  Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Energy and Natural Resources Sector Risk – The Fund is subject to the risk that the securities of issuers engaged in the energy and natural resources sector will underperform other market sectors or the market as a whole. To the extent that the Fund invests in issuers conducting business in the same or similar sectors, the Fund is subject to a greater extent to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that sector or those sectors. The values of natural resources are affected by numerous factors including events occurring in nature and international politics. For instance, natural events (such as earthquakes, hurricanes or fires in prime natural resources areas) and political events (such as coups or military confrontations) can affect the overall supply of a natural resource and thereby the value of companies involved in business activities relating to such natural resource. In addition, rising interest rates and high inflation may affect the demand for certain natural resources and, therefore, the price of energy-related investments. In addition, the Fund’s investments in precious metals are considered speculative and are affected by a variety of worldwide economic, financial and political factors. Prices of precious metals may fluctuate sharply over time.

6

Columbia Energy and Natural Resources Fund

■

Growth Securities Risk – Because growth securities typically trade at a higher multiple of earnings than other types of securities, the value of growth securities may be more sensitive to changes in current or expected earnings than the prices of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

■

Value Securities Risk – Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Advisor’s future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

■

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

■

Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the SAI.

■

Smaller Company Securities Risk – Securities of small- or mid-capitalization companies (“smaller companies”) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but also may have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are

7

Columbia Energy and Natural Resources Fund

also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

■

Frequent Trading Risk – Frequent trading of investments increases the possibility that the Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for federal income tax purposes), which could reduce the Fund’s after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund’s return.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

8

Columbia Energy and Natural Resources Fund

  Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class Z shares(a) has varied from year to year.

*	Year-to-date return as of June 30, 2008: 27.65%

(a)

The Fund commenced operations on March 31, 2008. The calendar year returns shown for all periods are the returns of Shares Class shares of Energy and Natural Resources Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc. The returns shown have not been adjusted to reflect differences in expenses. If differences in expenses were reflected, the returns shown for all periods would be higher.

Best and Worst Quarterly Returns During this Period

Best:	3rd quarter 2005:	25.99%
Worst:	3rd quarter 2002:	-18.86%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

9

Columbia Energy and Natural Resources Fund

Average Annual Total Return as of December 31, 2007

The table below shows the Fund’s Class Z shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table compares the Fund’s returns for each period with those of the Standard & Poor’s (S&P) 500® Index. The S&P 500® Index tracks the performance of 500 widely held, large-capitalization U.S. stocks. Indices are not available for investment, and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year		5 years		10 years
Class Z shares returns before taxes	36.25%	(a)	31.56%	(a)	16.69%	(a)
Class Z shares returns after taxes on distributions	30.70%	(a)	28.32%	(a)	14.54%	(a)
Class Z shares returns after taxes on distributions and sale of Fund shares	24.39%	(a)	26.90%	(a)	13.93%	(a)
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	5.49%		12.83%		5.91%

(a)

The Fund commenced operations on March 31, 2008. The returns shown for all periods are the returns of Shares Class shares of Energy and Natural Resources Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc. The returns shown reflect that Class Z shares are sold without sales charges, but have not been adjusted to reflect differences in expenses. If differences in expenses were reflected, the returns shown for all periods would be higher.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or IRAs.

10

Columbia Energy and Natural Resources Fund

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class Z shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs, such as brokerage commissions on the purchase and sale of portfolio securities, in addition to the annual Fund operating expenses disclosed in the fee table.

11

Columbia Energy and Natural Resources Fund

Shareholder Fees (paid directly from your investment)

Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

Class Z Shares
Management fees(a)(b)	0.75%
Distribution and service (12b-1) fees	0.00%
Other expenses(c)	0.26%
Acquired fund fees and expenses	—
Total annual Fund operating expenses(d)	1.01%

(a)

Management fees include an investment advisory fee of 0.60% and an administrative fee of 0.15%. The Advisor has implemented a breakpoint schedule for the Fund’s investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The breakpoint schedule for the Fund is as follows: 0.60% for assets up to $1 billion; 0.52% for assets in excess of $1 billion and up to $1.5 billion; 0.47% for assets in excess of $1.5 billion and up to $3 billion; 0.45% for assets in excess of $3 billion and up to $6 billion; and 0.43% in excess of $6 billion.

(b)

The Administrator has voluntarily agreed to waive 0.05% of the fees payable to it. If this waiver were reflected in the table, “Management fees” would be 0.70% and “Total annual Fund operating expenses” would be 0.96%. The Administrator, at its discretion, may revise or discontinue this arrangement at any time.

(c)	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.

(d)

The Advisor has contractually agreed to bear a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed 1.25% annually through July 31, 2009.

12

Columbia Energy and Natural Resources Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class Z shares of the Fund for the periods indicated,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class Z Shares	$103	$322	$558	$1,236

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

13

Columbia Energy and Natural Resources Fund

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Investment Guidelines

As a general matter, unless otherwise noted, whenever an investment policy or limitation states a percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of the security or asset.

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in the Columbia Money Market Funds

The Fund may invest uninvested cash and cash collateral received in connection with its securities lending program in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned, or if it incurs losses on the reinvestment of cash collateral.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q (forms filed with the SEC that include portfolio holdings information) for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately 30 calendar days after such month-end and the Fund’s largest 15 holdings as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates may also be disclosed on the Columbia Funds’ website.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions, including, for example, investing in money market instruments or holding cash or cash equivalents. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover can generate larger distributions of short-term capital gains to shareholders, which for individuals are generally taxable at higher rates than long-term capital gains for federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s historical portfolio turnover rates in the Financial Highlights.

14

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of June 30, 2008, the Advisor had assets under management of approximately $390.7 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. In rendering investment advisory services, the Advisor may use the portfolio management and research resources of Columbia Management Pte. Ltd., an affiliate of the Advisor. The Advisor may also use the research and other expertise of other affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s current fiscal year, aggregate advisory fees paid to the Advisor by the Fund are expected to amount to 0.60% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended March 31, 2008.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

At present, the Advisor has not engaged any investment sub-advisor for the Fund.

15

Management of the Fund

Portfolio Manager

Information about the Advisor’s portfolio manager who is primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

Michael E. Hoover

Service with the Fund since 2008 and with the predecessor fund since 1995.

Managing Director of the Advisor; associated with the Advisor or its predecessors since 1989.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee,

as a % of Average Daily Net Assets

Columbia Energy and Natural Resources Fund	0.15%

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Bank of America affiliates, for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees, subject to certain limitations, paid by the Transfer Agent on the Fund’s behalf.

16

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates may also provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

■	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;
■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These types of conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates – Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

17

Management of the Fund

Certain Legal Matters

On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) (“Columbia”) and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the “Distributor”) (collectively, the “Columbia Group”) entered into an Assurance of Discontinuance with the New York Attorney General (“NYAG”) (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission (“SEC”) (the “SEC Order”) on matters relating to mutual fund trading.

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group’s applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the $140 million in settlement amounts described above is being distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007. Distributions under the distribution plan began in late June 2007.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the ‘‘MDL’’). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court’s memoranda dated November 3, 2005, the United States District Court for the District of Maryland granted in part and denied in part the defendants’ motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 (“ICA”) and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption (“the CDSC Lawsuit”). The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

On September 14, 2007, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia

18

Management of the Fund

Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. The settlement is subject to court approval.

In 2004, the Columbia Funds’ adviser and distributor and certain affiliated entities and individuals were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. Certain Columbia Funds were named as nominal defendants. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and entered final judgment in favor of the defendants. The plaintiffs appealed to the United States Court of Appeals for the First Circuit on December 30, 2005. A stipulation and settlement agreement dated January 19, 2007 was filed in the First Circuit on February 14, 2007, with a joint stipulation of dismissal and motion for remand to obtain district court approval of the settlement. That joint motion was granted and the appeal was dismissed. On March 6, 2007, the case was remanded to the District Court. The settlement, approved by the District Court on September 18, 2007, became effective October 19, 2007. Pursuant to the settlement, the funds’ adviser and/or its affiliates made certain payments, including plaintiffs’ attorneys’ fees and costs of notice to class members.

19

About Class Z Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this prospectus: Class Z shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class Z shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

Class Z Shares
Eligible Investors and Minimum Initial Investments	Class Z shares are available only to certain eligible investors, which are subject to different minimum initial investment requirements. These minimum initial investment amounts range from $0 to $2,500. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for details.
Investment Limits	none
Conversion Features	none
Front-End Sales Charges	none
Contingent Deferred Sales Charges (CDSCs)	none
Maximum Distribution and Service Fees	none

FUNDamentals™
Selling and/or Servicing Agents The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents	include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

20

About Class Z Shares

Financial Intermediary Compensation

The Distributor and the Advisor may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and the Advisor may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

The Distributor, the Transfer Agent and the Advisor may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.15% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the Advisor. The Distributor and the Advisor may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the Advisor and their affiliates are paid out of the Distributor’s and the Advisor’s own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and the Advisor and their affiliates and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and the Advisor have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

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Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals™
NAV Calculation
Each of the Fund’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

22

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date.

FUNDamentals™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than

$100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of your account application. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete

23

Buying, Selling and Exchanging Shares

during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds generally will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such an automatic sale. Generally, you may avoid such an automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

If the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

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Buying, Selling and Exchanging Shares

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or former Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Columbia Funds or certain of their service providers will enter into information sharing agreements with financial intermediaries, including participating life insurance companies and financial intermediaries that sponsor or offer retirement plans through which shares of the Columbia Funds are made available for purchase. Pursuant to Rule 22c-2, financial intermediaries are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and procedures. See Buying, Selling and Exchanging Shares – Excessive Trading Practices for more information.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity

(market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee

25

Buying, Selling and Exchanging Shares

Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

■	negative impact on the Fund’s performance;

■	potential dilution of the value of the Fund’s shares;
■

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

■	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

■	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

■	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

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Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Once you have opened an account, you can buy Class Z shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer. Class Z shares are only available to the categories of eligible investors described below, each of which is subject to its own minimum initial investment requirements.

For investors establishing a Systematic Investment Plan, the minimum initial investment is $50.

Minimum Initial Investments

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

■

Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

■

Any health savings account sponsored by a third party platform, including those sponsored by Bank of America affiliates, and any omnibus group retirement plan for which a financial intermediary or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

■	Any investor participating in a wrap program sponsored by a financial intermediary or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $1,000:

■

Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a financial intermediary or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,500:

■

Any client of Bank of America or one of its subsidiaries buying shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America or the subsidiary.

■	Any investor buying shares through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code.

■

Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z Shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with another fund distributed by the Distributor.

■	Any trustee or director (or family member of a trustee or director) of a fund distributed by the Distributor.

■	Any employee (or family member of an employee) of Bank of America or one of its subsidiaries.

■

Any investor participating in an account offered by a financial intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Fund for those services, other than payments for shareholder servicing or

27

Buying, Selling and Exchanging Shares

sub-accounting performed in place of the Transfer Agent (each investor buying shares through a financial intermediary must independently satisfy the minimum investment requirement noted above).

■

Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

■

Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Bank of America and its affiliates and/or subsidiaries.

Minimum Additional Investments

There is no minimum additional investment for Class Z shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan.

Dividend Diversification

Generally, you may automatically invest distributions made by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made by a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class Z shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class Z shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

Other Purchase Rules You Should Know

■	Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated net asset value per share.

■	You generally buy Class Z shares at net asset value per share because no front-end sales charge applies to purchases of this share class.

■

The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

■	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class Z shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class Z shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

28

Buying, Selling and Exchanging Shares

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class Z shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, we may require your signature to be Medallion guaranteed.

You can choose to receive your withdrawals via check or direct deposit into your bank account. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

■	Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated net asset value per share.

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■	If you paid for your shares by check or from your bank as an Automated Clearing House (ACH) transaction, Columbia
Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

■	No interest will be paid on uncashed redemption checks.

■

Columbia Funds can delay payment of the sale proceeds for up to seven days and may suspend redemptions and/or postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

■	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

■	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class Z shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact the Transfer Agent or your financial advisor to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

29

Buying, Selling and Exchanging Shares

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

■	Exchanges are made at net asset value.

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■	The rules for buying shares of a Columbia Fund generally apply to exchanges into that Fund.

■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.

■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■	Unless your account is part of a tax-advantaged retirement plan, an exchange for shares of another fund is a taxable event, and you may recognize a gain or loss for tax purposes.

30

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	quarterly
Distributions	quarterly

The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the distribution was declared. If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sale of such shares. Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution of net investment income or net realized capital gain, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check the Fund’s distribution schedule above before you invest.

If you buy shares of the Fund when it holds securities with unrealized capital gain, you may, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes any net realized gain. Any such distribution is generally subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset capital gains realized by the Fund that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

31

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. In addition, you should be aware of the following:

■

The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

■

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

■

A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Fund shares (including those paid in securities) usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term or disallowed.

■

The Fund is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

FUNDamentals™

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

32

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

The information in the financial highlights table represents Shares Class shares of Energy and Natural Resources Fund, a series of Excelsior Funds, Inc. (Energy and Natural Resources Fund), the predecessor to the Fund prior to March 31, 2008. The information for the fiscal year ended March 31, 2007 and March 31, 2008 has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. You can request a free annual report containing those financial statements by calling 800.345.6611.

The independent registered public accounting firm’s report and the Fund’s financial statements are incorporated by reference into the SAI. The information for the fiscal years ended March 31, 2006, 2005 and 2004 were audited by Energy and Natural Resources Fund’s previous independent registered public accounting firm, whose report expressed unqualified opinions.

Columbia Energy and Natural Resources Fund – Class Z Shares

	Year Ended March 31,
	2008(a)		2007		2006		2005		2004
Net Asset Value, Beginning of Period	$23.30		$25.99		$22.34		$16.45		$11.72
Income from Investment Operations
Net Investment Income (Loss)	0.01	(b)	0.06	(b)	—	(b)(c)	0.02	(b)	0.06
Net Realized and Unrealized Gain on Investments and Foreign Currency	6.08		2.50		9.04		6.99		4.71
Total from Investment Operations	6.09		2.56		9.04		7.01		4.77
Less Distributions to Shareholders
From Net Investment Income	(0.03)		(0.06)		—		(0.05)		(0.04)
From Net Realized Gains	(3.87)		(5.19)		(5.39)		(1.07)		—
Total Distributions to Shareholders	(3.90)		(5.25)		(5.39)		(1.12)		(0.04)
Net Asset Value, End of Period	$25.49		$23.30		$25.99		$22.34		$16.45
Total Return(d)	26.84	%(e)	10.84	%(e)	41.42%		43.97	%(e)	40.84	%(e)
Ratios to Average Net Assets/Supplemental Data
Net Expenses Before Interest Expense(f)	1.07%		1.12%		1.13%		1.10%		0.99%
Interest Expense	—	%(g)	—		—		—		—
Net Expenses(f)	1.07%		1.12%		1.13%		1.10%		0.99%
Waiver/Reimbursement	0.04%		0.01%		—		0.05%		0.14%
Net Investment Income (Loss)(f)	0.05%		0.25%		(0.01)%		0.12%		0.45%
Portfolio Turnover Rate	198%		279%		234%		111%		91%
Net Assets, End of Period (000’s)	$712,080		$497,676		$522,506		$292,333		$150,035

(a)

On March 31, 2008, Shares class of Energy and Natural Resources Fund, a series of Excelsior Funds, Inc., was reorganized into the Fund’s Class Z shares. The financial information for Class Z shares includes the financial information of Energy and Natural Resources Fund’s Shares class shares.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Rounds to less than $0.01 per share.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	The benefits derived from custody credits had an impact of less than 0.01%, except for the year ended March 31, 2007, which had an impact of 0.01%.

(g)	Rounds to less than 0.01%.

33

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Class Z shares of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The annual expense ratio used for the share class, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower.

Columbia Energy and Natural Resources Fund – Class Z Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.01%	3.99%	$10,399.00	$103.01
2	10.25%	1.01%	8.14%	$10,813.92	$107.13
3	15.76%	1.01%	12.45%	$11,245.40	$111.40
4	21.55%	1.01%	16.94%	$11,694.09	$115.84
5	27.63%	1.01%	21.61%	$12,160.68	$120.47
6	34.01%	1.01%	26.46%	$12,645.89	$125.27
7	40.71%	1.01%	31.50%	$13,150.46	$130.27
8	47.75%	1.01%	36.75%	$13,675.17	$135.47
9	55.13%	1.01%	42.21%	$14,220.81	$140.87
10	62.89%	1.01%	47.88%	$14,788.22	$146.50
Total Gain After Fees and Expenses				$4,788.22
Total Annual Fees and Expenses Paid					$1,236.23

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

34

Notes

35

For More Information

You’ll find more information about the Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail: Columbia Funds

c/o Columbia Management Services, Inc.

P.O. Box 8081, Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

For purposes of any electronic version of this prospectus, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this prospectus.

The investment company registration number of Columbia Funds Series Trust I, of which the Fund is a series, is 811-04367.

Columbia Energy and Natural Resources Fund

Class Z Shares

Prospectus, August 1, 2008

©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/153769-0808

Prospectus

August 1, 2008

Columbia Funds

Columbia Blended Equity Fund

Class A and Class C Shares

Advised by Columbia Management Advisors, LLC

NOT FDIC-INSURED	Not Bank Issued	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK GUARANTEED	May Lose Value

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about Columbia Blended Equity Fund (the Fund), which is one of the equity funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of the Fund, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information,

■	fees and expenses, and

■	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

■	a discussion of the Fund’s primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and
■	a summary of the Fund’s various share classes offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Fund, including:

■	how to buy, sell and exchange shares of the Fund, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of the Fund’s financial information, and

■	hypothetical fee and expense data that show the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

■	by telephone at 800.345.6611.

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management Group, LLC

The Fund is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Blended Equity Fund

FUNDimensions™
Columbia Blended Equity Fund
Investment Objective:	Long-term capital appreciation
Investment Style:	Large Blend
Benchmark:	Standard & Poor’s (S&P) 500® Index(a)
Ticker Symbols:	Class A: CBDAX Class C: CBDCX
Principal Risks:

Investment strategy risk

Market risk

Growth securities risk

Value securities risk

Foreign securities risk

Emerging market securities risk

Derivatives risk

Smaller company securities risk

Special situations risk

(a)

“Standard & Poor’s” and “S&P” are trademarks of The McGraw-Hill Companies, Inc. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

FUNDamentals™

Benchmarks

Benchmarks are indices that provide some guidance in assessing fund performance. A fund does not, however, limit its investments to the securities within its benchmark(s), and a fund’s holdings can differ from those of any particular benchmark or index. Benchmarks are only guideposts for performance.

FUNDamentals™

Equity Funds

Equity funds invest primarily in equity securities of companies that have the potential to provide you with higher returns than many other kinds of investments, but they also tend to have higher risk.

Equity funds may be a suitable investment for you if you:

■  have longer term investment goals,

■  maintain a diversified investment portfolio, and

■  are not looking for a regular stream of income.

  Investment Objective

The Fund seeks long-term capital appreciation.

  Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities. The Fund invests in equity securities, including common stocks, of companies that the Advisor believes have value that is not currently reflected in their market prices. The Fund may invest in companies that have market capitalizations of any size.

The Fund may invest in foreign securities, including securities of companies in emerging market countries. The Fund may invest directly in foreign securities or indirectly through depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies.

The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The Fund, as a “blended” fund, may invest in securities that the Advisor believes are undervalued, represent growth opportunities, or both. The Advisor combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers, among other factors:

■

various measures of valuation, including price-to-cash flow, price-to-earnings, price-to- sales, price-to-book value and discounted cash flow. The Advisor believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation.

■

potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors.

■

the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, the strength of its corporate culture, including the structure of economic and other incentives for employees and management, and the potential for growth and stock price appreciation.

5

Columbia Blended Equity Fund

■	overall economic and market conditions.

The Fund uses quantitative analysis in an effort to reduce portfolio volatility, further diversify the Fund, harvest tax losses and improve tax efficiency.

The Advisor may sell a security when the security’s price reaches a target set by the Advisor; if the Advisor believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

FUNDamentals™

Multi-Cap Funds

Multi-cap funds invest in companies of any capitalization size, which include small-, medium- and large-capitalization companies. For instance, a fund may invest in large, established and well-known U.S. and foreign companies, as well as small, new and relatively unknown companies that are believed to have the potential to grow significantly.

FUNDamentals™

Growth Funds

Growth funds invest in companies that have the potential for significant increases in revenue or earnings. These typically are companies that are developing or applying new technologies, products or services in growing industry sectors.

FUNDamentals™

Value Investing

Value investing means looking for “undervalued” companies – companies that may be currently out of favor and selling at prices below where the Advisor believes “true” value is and therefore may have potential to increase in value.

  Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors.
In general, equity securities tend to have greater price volatility than debt securities.

■

Growth Securities Risk – Because growth securities typically trade at a higher multiple of earnings than other types of securities, the value of growth securities may be more sensitive to changes in current or expected earnings than the prices of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

■

Value Securities Risk – Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Advisor’s future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

6

Columbia Blended Equity Fund

■

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

■

Emerging Market Securities Risk – Securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the
Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

■

Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or
“derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the SAI.

■

Smaller Company Securities Risk – Securities of small- or mid-capitalization companies (“smaller companies”) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but also may have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than larger companies to have more limited

7

Columbia Blended Equity Fund

product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

■

Special Situations Risk – Securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, may present special risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and the market price of the securities may be subject to significant and unpredictable fluctuations. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

8

Columbia Blended Equity Fund

  Performance Information

The following bar chart and table show you how the Fund has
performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of
the Fund’s Class A shares(a) has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

*
Year-to-date return as of June 30, 2008: -8.43%

(a)

The Fund commenced operations on March 31, 2008. The calendar year returns shown for all periods are the returns of Shares Class shares of Blended Equity Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc. The returns shown have not been adjusted to reflect differences in expenses. If differences in expenses were reflected, the returns shown for all periods would be lower.

Best and Worst Quarterly Returns During this Period

Best:

4th quarter 1998:

22.44%

Worst:

3rd quarter 2001:

-15.44%

FUNDamentals™

Fund Performance

Many factors can affect a mutual
fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

9

Columbia Blended Equity Fund

Average Annual Total Return as of December 31, 2007

The table below shows the Fund’s Class A shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The returns shown reflect applicable sales charges. The table also shows the average annual returns for the Fund’s Class C shares, but it does not show after-tax returns for the Fund’s Class C shares, which will vary from those shown for the Fund’s Class A shares. The table compares the Fund’s returns for each period with those of the Standard & Poor’s (S&P) 500® Index. The S&P 500® Index tracks the performance of 500 widely held, large capitalization U.S. stocks. Indices are not available for investment, and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

1 year

5 years

10 years

Class A shares returns before taxes

4.12
%(a)

11.95
%(a)

5.46
%(a)

Class A shares returns after taxes on distributions

1.15
%(a)

10.52
%(a)

4.45
%(a)

Class A shares returns after taxes on distributions and sale of Fund shares

6.62
%(a)

10.35
%(a)

4.57
%(a)

Class C shares returns before taxes

9.57
%(a)

13.28
%(a)

6.08
%(a)

S&P 500® Index (reflects no deductions for fees, expenses or taxes)

5.49
%

12.83
%

5.91
%

(a)

The Fund commenced operations on March 31, 2008. The returns shown for all periods are those of Shares Class shares of Blended
Equity Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc. The returns shown reflect applicable sales charges, but have not been adjusted to reflect differences in expenses. If differences in expenses were reflected, the returns shown for all periods would be lower.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or IRAs.

10

Columbia Blended Equity Fund

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class A and Class C shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are
paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses
include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See
Management of the Fund – Primary Service Providers for more information.

■  distribution and service fees
(sometimes referred to in the industry as “12b-1 fees”), which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors, including affiliates of
Bank of

America. See Choosing a Share Class
– Distribution and Service Fees for more information.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the
Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs, such as brokerage commissions on the purchase and sale of portfolio securities, in addition to the annual Fund operating expenses disclosed in the fee table.

11

Columbia Blended Equity Fund

Shareholder Fees (paid directly from your investment)

Class A Shares

Class C Shares

Maximum sales charge (load) imposed on purchases, as a % of offering price

5.75%

N/A

Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

1.00%

(a)

1.00%

(b)

Annual Fund Operating Expenses (deducted from the Fund’s assets)

Class A Shares

Class C Shares

Management fees(c)(d)

0.90%

0.90%

Distribution and service (12b-1) fees

0.25%

1.00%

Other expenses(e)

0.18%

0.18%

Acquired fund fees and expenses

—

—

Total annual Fund operating expenses(f)

1.33%

2.08%

(a)

This charge applies to investors who buy $1 million or more of Class A shares and redeem them within one year of purchase, with certain limited exceptions. See Choosing a Share Class – Sales Charges and Commissions for details.

(b)

This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions. See Choosing a Share Class – Sales Charges and Commissions for details.

(c)

Management fees include an investment advisory fee of 0.75% and an administrative fee of 0.15%. The Advisor has implemented a breakpoint schedule for the Fund’s investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The breakpoint schedule for the Fund is as follows: 0.75% for assets up to $500 million; 0.57% for assets in excess of $500 million and up to $1 billion; 0.52% for assets in excess of $1 billion and up to $1.5 billion; 0.47% for assets in excess of $1.5 billion and up to $3 billion; 0.45% for assets in excess of $3 billion and up to $6 billion; and 0.43% for assets in excess of $6 billion.

(d)

The Administrator has voluntarily agreed to waive 0.05% of the fees payable to it. If this waiver were reflected in the table, “Management fees” would be 0.85% and “Total annual Fund operating expenses” would be 1.28% and 2.03% for Class A shares and Class C shares, respectively. The Administrator, at its discretion, may revise or discontinue this arrangement at any time.

(e)
  Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.

(f)

The Advisor has contractually agreed to bear a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the
Fund’s custodian, do not exceed 1.10% annually through July 31, 2009.

12

Columbia Blended Equity Fund

Example

The following example is intended to help you compare
the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that
you would incur over the time periods indicated, and assumes that:

■

you invest $10,000 in Class A or Class C shares of the Fund for the periods indicated,

■

you pay the maximum applicable sales charge,

■

you reinvest all dividends and distributions in the Fund,

■

your investment has a 5% return each year, and

■

the Fund’s total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

1 year

3 years

5 years

10 years

Class A Shares

$
703

$
972

$
1,262

$
2,084

Class C Shares

Assuming no redemption

$
211

$
652

$
1,119

$
2,410

Assuming complete redemption of shares at the end of the period

$
311

$
652

$
1,119

$
2,410

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

13

Columbia Blended Equity Fund

Additional Investment
Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the
SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Investment Guidelines

As a general matter, unless otherwise noted, whenever
an investment policy or limitation states a percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of the security or asset.

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in the Columbia Money Market Funds

The Fund may invest uninvested cash and cash collateral received in connection with its securities lending program in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved
broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned, or if it incurs losses on the reinvestment of cash collateral.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a
Form N-CSR or Form N-Q (forms filed with the SEC that include portfolio holdings information) for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately 15 calendar days after such month-end.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates may also be disclosed on the Columbia Funds’ website.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions, including, for example, investing in money market instruments or holding cash or cash equivalents. The Fund may not achieve its investment objective while it is investing defensively.

14

Columbia Blended Equity Fund

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

Portfolio Turnover

A mutual fund that replaces, or turns over, more than
100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover can generate larger distributions of short-term capital gains to shareholders, which for individuals are generally taxable at higher rates than long-term capital gains for federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s historical portfolio turnover rates in the Financial Highlights.

15

Management of the Fund

Primary
Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other
Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100
Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of June 30, 2008, the Advisor had assets under management of approximately $390.7 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. In rendering investment advisory services, the Advisor may use the portfolio management and research resources of Columbia Management Pte. Ltd., an affiliate of the Advisor. The Advisor may also use the research and other expertise of other affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s current fiscal year, aggregate advisory fees paid to the Advisor by the Fund are expected to amount to 0.75% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended
March 31, 2008.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or
sub-advisors to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

At present, the
Advisor has not engaged any investment sub-advisor for the Fund.

16

Management of the Fund

Portfolio Managers

Information about the Advisor’s portfolio managers who are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Richard Bayles

Co-manager. Service with the Fund since 2008 and with the predecessor fund since 2004.

Managing Director of the Advisor; associated with the Advisor or its predecessors since 1990.

Dhruv Toolsidas, CFA

Co-manager. Service with the Fund since 2008.

Vice President of the Advisor; associated with the Advisor or its predecessors since 2007 and was previously associated with U.S. Trust from 2003-2007.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays
the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee,

as a % of Average Daily Net Assets

Columbia Blended Equity Fund

0.15%

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Bank of America affiliates, for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an
indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees, subject to certain limitations, paid by the Transfer Agent on the Fund’s behalf.

17

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of
America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates may also provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank
of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

■

  compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

■

  the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of
America affiliates;

■

  separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■

  regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

■

  lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

■

  regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other
Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private
Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■

  the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These types of conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and
Affiliates –Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

18

Management of the Fund

Certain Legal Matters

On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management
Advisors, LLC)) (“Columbia”) and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the “Distributor”) (collectively, the “Columbia Group”) entered into an Assurance of
Discontinuance with the New York Attorney General (“NYAG”) (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission (“SEC”) (the “SEC Order”) on
matters relating to mutual fund trading.

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group’s applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia
Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the $140 million in settlement amounts described above is being distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007. Distributions under the distribution plan began in late June 2007.

A copy of the SEC
Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation
 Form 8-K filing on February 10, 2005.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of
America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On
September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On
March 1, 2006, for reasons stated in the court’s memoranda dated November 3, 2005, the United States District Court for the District of Maryland granted in part and denied in part the defendants’ motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940
(“ICA”) and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption (“the CDSC Lawsuit”). The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

19

Management of the Fund

On September 14, 2007, the plaintiffs and the
Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. The settlement is subject to court approval.

In 2004, the Columbia Funds’ adviser and distributor and certain affiliated entities and individuals were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. Certain Columbia Funds were named as nominal defendants. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and entered final judgment in favor of the defendants. The plaintiffs appealed to the United States Court of Appeals for the First Circuit on December 30, 2005. A stipulation and settlement agreement dated January 19, 2007 was filed in the First Circuit on February 14, 2007, with a joint stipulation of dismissal and motion for remand to obtain district court approval of the settlement. That joint motion was granted and the appeal was dismissed. On March 6, 2007, the case was remanded to the
District Court. The settlement, approved by the District Court on September 18, 2007, became effective October 19, 2007. Pursuant to the settlement, the funds’ adviser and/or its affiliates made certain payments, including plaintiffs’
attorneys’ fees and costs of notice to class members.

20

Choosing a Share Class

Comparison of the Share Classes

Share Class Features

The Fund offers two classes of shares in this prospectus: Class A and Class C shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class A and Class C shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

Class A Shares

Class C Shares

Eligible Investors and Minimum Initial Investments(a)

Minimum initial investments range from $0 to $2,500; the share class is available to the general public for investment.

Minimum initial investments range from $0 to $2,500; the share class is available to the general public for investment.

Investment Limits

none

up to $999,999

Conversion Features

none

none

Front-End Sales Charges(b)

5.75% maximum, declining to 0.00% on investments of $1 million or more none

Contingent Deferred Sales Charges (CDSCs)(b)

None, except a 1.00% CDSC applies to certain investments of between $1 million and $50 million sold within one year of purchase

1.00% on investments sold within one year of purchase

Maximum Distribution and Service Fees

0.25% service fee

0.75% distribution fee 0.25% service fee

(a)
  See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of these share classes.

(b)
  See Choosing a Share Class – Reductions/Waivers of Sales Charges for information about certain exceptions to these sales charges.

FUNDamentals™

  Selling and/or Servicing
Agents       The terms “selling agent” and “servicing agent” refer to
the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

21

Choosing a Share Class

Sales Charges and Commissions

Sales charges,
commissions and distribution and service fees (discussed in a separate sub-section below) compensate selling and/or servicing agents, and typically your financial advisor, for selling shares to you and for maintaining and servicing the shares held in your account. These charges, commissions and fees are intended to provide incentives for selling and/or servicing agents to provide these services.

Depending on which share class you choose you will pay these charges either at the outset as a front-end sales charge, at the time you sell your shares as a contingent deferred sales charge and/or over time in the form of increased ongoing fees. Whether the ultimate cost is higher for one class over the other depends on how long you hold your shares.

Class A Shares – Front-End
Sales Charge

You’ll pay a front-end sales charge when you buy Class A shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for more information.

FUNDamentals™

Front-End Sales Charge
Calculation

The table below presents the front-end sales charge as
a percentage of both the offering price and the net amount invested.

■  The offering price per share is the net asset value per share plus any front-end sales charge that applies.

■  The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.

The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge in the table) and the net
asset value of those shares.

To determine the front-end sales charge you will pay when
you buy your shares, the Fund will add the amount of your investment to the value of your account and base the sales charge on the aggregate amount. This approach is designed to assure that you pay the lowest applicable sales charge possible. See
Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation.

The front-end sales charge you’ll pay on Class A shares:

■

depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

■

is based on the total amount of your purchase and the value of your account.

Class A Shares – Front-End Sales Charge – Breakpoint Schedule

Dollar amount of shares bought(a)

Sales charge as a % of the offering price(b)

Sales charge as a % of the net amount invested(b)

Amount retained by or paid to selling and/or servicing agents as a % of the offering price

$0 – $49,999

5.75%

6.10%

5.00%

$50,000 – $99,999

4.50%

4.71%

3.75%

$100,000 – $249,999

3.50%

3.63%

2.75%

$250,000 – $499,999

2.50%

2.56%

2.00%

$500,000 – $999,999

2.00%

2.04%

1.75%

$1,000,000 or more

0.00%

0.00%

1.00%
(c),(d)

(a)
  Purchase amounts and account values are aggregated among all eligible Columbia Fund accounts for purposes of this table.

(b)

Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

(c)

1.00% on purchases from $1 million up to $3 million, 0.50% on purchases of $3 million up to $50 million and 0.25% on amounts of
$50 million or more. The Distributor pays selling and/or servicing agents on investments of $1 million or more, but may be reimbursed if a CDSC is deducted when the shares are sold.

(d)

For certain group retirement plans, selling and/or servicing agents are eligible to receive a 1.00% commission from the
Distributor on all purchases up to $3 million, including those in amounts of less than $1 million that are coded as commission eligible trades.

22

Choosing a Share Class

Class A Shares – CDSC and Commissions

In some cases, you’ll pay a CDSC if you sell Class A shares that you bought without an initial sales charge.

■

If you bought Class A shares without an initial sales charge because your accounts aggregated $1 million to $50 million at the time of purchase, you will incur a 1.00% CDSC if you redeem those shares within one year of buying them.

■

Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within one year of buying them.

The CDSC on Class A shares:

■

is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

■

will not be applied to any shares you receive through reinvested distributions.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class A shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest. The CDSC on Class A shares does not apply to retirement plans buying through a fee-based program.

The Distributor may pay your selling and/or servicing agent an up-front commission of up to 5.00% of the offering price per share when you buy Class A shares. The
Distributor funds the commission through the applicable sales charge.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

Class A Shares – Commission Schedule

Purchase Amount

Commission Level (as a % of net asset value per share)

$1 million – $2,999,999

1.00%

$3 million – $49,999,999

0.50%

$50 million or more

0.25%

FUNDamentals™

Contingent Deferred Sales Charge

A contingent deferred
sales charge or CDSC is a sales charge applied at the time you sell your shares, unlike a front-end sales charge that is applied at the time of purchase. A CDSC varies based on the length of time that you have held your shares.

Class C Shares – Sales Charges

You don’t pay a front-end sales charge when you buy Class C shares, but you may pay a CDSC when you sell Class C shares.

The CDSC on Class C shares:

■

is applied to the net asset value at the time of your purchase or sale, whichever is lower,

■

will not be applied to any shares you receive through reinvested distributions, and

■

generally declines each year until there is no sales charge for selling shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which your purchase was made. When you place an order to sell your Class C shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest.

Class C Shares – CDSC and Commissions

You’ll pay a CDSC of 1.00% when you sell Class C shares within one year of buying them unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details.

The Distributor
pays an up-front commission directly to your selling and/or servicing agent of up to 1.00% of the net asset value per share when you buy Class C shares. The Distributor seeks to recover this commission through distribution fees it receives under the
Fund’s distribution plan and any applicable CDSC applied when you sell your shares. See Choosing a Share Class – Distribution and Service Fees for details.

23

Choosing a Share Class

Reductions/Waivers of
Sales Charges

Front-End Sales Charge Reductions

There are
two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A shares of the Fund. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation, you may combine the value of eligible accounts maintained by you and your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your accounts, the Fund will use the current public offering price per share.

Second, by making a statement of intent to purchase additional shares, you may pay a lower sales charge on all purchases of Class A shares made within 13 months of the date of your statement of intent. Your statement of intent must state the aggregate amount of purchases you intend to make in that 13-month period, which must be at least $50,000. If you do not complete the purchases described in your statement of intent within 13 months, you will be charged the applicable sales charge on the amount you have invested to that date. To calculate the total value of the purchases you’ve made under a statement of intent, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account.

To obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. It is the responsibility of you and your financial advisor to ensure that you receive discounts for which you are eligible; the Fund is not responsible for a financial advisor’s failure to apply the eligible discount to your account. You may be asked by your financial advisor for account statements or other records to verify your discount eligibility, including, when applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family.

FUNDamentals™

Your “Immediate Family” and
Account Value Aggregation

For purposes of obtaining a Class A shares breakpoint discount, the value of your account will be deemed to include the value of all applicable shares in eligible accounts that are held by your “immediate family,” which includes your spouse (or legal equivalent under state law), parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law. Remember that in order to obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. Group plan accounts are valued at the plan level.

Eligible Accounts

The types of accounts that are eligible for the account value aggregation purposes described above are:

■

individual accounts,

■

joint accounts,

■

certain IRA accounts,

■

certain health savings accounts,

■

certain trust accounts, and

■

Uniform Gifts to Minors Act (UGMA)/Uniform Transfers to Minors Act (UTMA) accounts.

Eligible accounts include those registered in the name of the broker/dealer or other financial intermediary through which you own shares of the Columbia Funds.

Eligible accounts do not include Class R share accounts or accounts holding institutional share classes of the Columbia Money Market Funds (Capital Class shares,
Liquidity Class shares, Adviser Class shares, Investor Class shares, Trust Class shares, Institutional Class shares and Marsico shares). Certain share classes are not offered by this prospectus.

24

Choosing a Share Class

Front-End Sales Charge Waivers

Certain investors may buy Class A shares of the Fund at net asset value, without any front-end sales charge that would otherwise apply. These investors include affiliates of the Fund, broker/dealers, investors in wrap fee programs, investors through fee-based advisors, certain retirement plans, certain health savings accounts, certain shareholders of funds that were reorganized into Columbia Funds, investors using the proceeds of sales of Fund shares or of certain Bank of America trust or similar accounts, as well as insurance company separate accounts purchasing for the benefit of group retirement plans. Restrictions may apply to certain accounts and certain transactions.

CDSC Waivers

You may be
able to avoid an otherwise applicable CDSC when you sell Class A or Class C shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Columbia Funds or for other reasons.

Generally, a CDSC that would otherwise be applied may be waived for certain sales, including sales made under the Systematic Withdrawal Plan or in connection with the death or post-purchase disability of a shareholder; certain medical expenses; charitable gifts; involuntary sales; and agreements by selling and/or servicing agents to waive or return their commissions. Restrictions may apply to certain accounts and certain transactions.

The Fund may change or cancel these terms at any time. Any change or cancellation applies only to future purchases.

For more information about the sales charge reductions and waivers described here, consult the SAI.

25

Choosing a Share Class

Distribution and
Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder servicing plans which set the distribution and service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution and service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

Distribution (Rule 12b-1) and Service Fees

Distribution Fee

Service Fee

Combined Total

Class A

—

0.25%

0.25%

Class C

0.75%

0.25%

1.00%

The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution and/or shareholder servicing plans continue. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge you other fees for providing services to your account, which may be different from those described here.

26

Choosing a Share Class

Financial Intermediary Compensation

The Distributor and the Advisor may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and the Advisor may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America.
Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

The Distributor, the Transfer Agent and the Advisor may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Fund to reimburse the Transfer
Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.15% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the Advisor. The Distributor and the Advisor may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority
(FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the Advisor and their affiliates are paid out of the
Distributor’s and the Advisor’s own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and the Advisor and their affiliates and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and the Advisor have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank
of America and its Affiliates – Certain Conflicts of Interest for more information.

27

Buying, Selling and Exchanging Shares

Share Price Determination

The price
you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals™

NAV Calculation

Each of the Fund’s share classes calculates its NAV as
follows:

(Value of assets of the share class)

NAV

=

  – (Liabilities of the share
class)

Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the
Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations.
The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

28

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form”
by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date.

FUNDamentals™

Business Days

A business day is any day that the New York
Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the
NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than

$100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges
Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at the following address: Columbia Funds, c/o Columbia
Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of your account application. To place orders by telephone, call
800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of
shares via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. Columbia
Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the
Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

29

Buying, Selling and Exchanging Shares

Online Transactions

Once you have an account, contact Columbia
Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer
Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account.
This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds generally
will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such an automatic sale. Generally, you may avoid such an automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan.
Contact the Transfer Agent, review our

website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial
intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small
Account Policy – Minimum Balance Fee

If the value of your account (treating each account of the Fund you own separately from any other account of the
Fund you may own) falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a
Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of
accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders

30

Buying, Selling and Exchanging Shares

holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or former Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Columbia Funds or certain of their service providers will enter into information sharing agreements with financial intermediaries, including participating life insurance companies and financial intermediaries that sponsor or offer retirement plans through which shares of the Columbia Funds are made available for purchase. Pursuant to Rule 22c-2, financial intermediaries are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of
Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and procedures. See Buying, Selling and Exchanging Shares – Excessive Trading
Practices for more information.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive.
Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the

Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the
Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts

31

Buying, Selling and Exchanging Shares

maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

■	negative impact on the Fund’s performance;

■	potential dilution of the value of the Fund’s shares;

■

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

■	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

■	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

■	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

32

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Eligible Investors

Class A and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.

Minimum Initial Investments

The minimum initial investment for Class A and Class C shares is $2,500 for regular accounts and $1,000 for individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement plans. For investors establishing a Systematic Investment Plan, the minimum initial investment is $50. There is no minimum initial investment for Class A or Class C shares bought through omnibus accounts, wrap accounts or health savings accounts, although your selling and/or servicing agent may impose its own investment minimum. For group retirement plans, the minimum initial investment and minimum additional investment are determined based on the plan’s investment rather than that of its individual participants.

Minimum Additional Investments

There is no minimum additional investment for Class A or Class C shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan.

Dividend Diversification

Generally, you may automatically invest distributions made by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made by a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class A or Class C shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class A or Class C shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

Other Purchase Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

■	You generally buy Class A shares at the public offering price per share because purchases of Class A shares are generally subject to a front-end sales charge.

■	You buy Class C shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

■

The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

33

Buying, Selling and Exchanging Shares

■	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class A or Class C shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class A or Class C shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A and/or Class C shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, we may require your signature to be Medallion guaranteed.

You can choose to receive your withdrawals via check or direct deposit into your bank account. You won’t pay a CDSC on Class A or Class C shares if you withdraw 12% or less of the value of those shares in a year. Otherwise, Columbia Funds will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the

Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated net asset value per share. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you paid for your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

■	No interest will be paid on uncashed redemption checks.

■

Columbia Funds can delay payment of the sale proceeds for up to seven days and may suspend redemptions and/or postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

■	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

34

Buying, Selling and Exchanging Shares

■	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class A and/or Class C shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact the Transfer Agent or your financial advisor to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

■	Exchanges are made at net asset value.

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■	A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

■

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Columbia Fund and ends when you sell the shares of the Columbia Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Columbia Fund.

■	The rules for buying shares of a Columbia Fund generally apply to exchanges into that Fund.

■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.

■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■	Unless your account is part of a tax-advantaged retirement plan, an exchange for shares of another fund is a taxable event, and you may recognize a gain or loss for tax purposes.

Same-Fund Exchange Privilege for Class Z Shares

Certain shareholders invested in a class of shares other than Class Z may become eligible to invest in Class Z shares. Upon a determination of such eligibility, any such shareholders will be eligible to exchange their shares for Class Z shares of the same fund, if offered. No sales charges or other charges will apply to any such exchange. Ordinarily, shareholders will not recognize a gain or loss for federal income tax purposes upon such an exchange. Investors should contact their selling and/or servicing agents to learn more about the details of the Class Z shares exchange privilege.

35

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	quarterly
Distributions	quarterly

The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the distribution was declared. If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sale of such shares. Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution of net investment income or net realized capital gain, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check the Fund’s distribution schedule above before you invest.

If you buy shares of the Fund when it holds securities with unrealized capital gain, you may, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes any net realized gain. Any such distribution is generally subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset capital gains realized by the Fund that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

36

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. In addition, you should be aware of the following:

■

The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

■

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

■

A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Fund shares (including those paid in securities) usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges)

and the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term or disallowed.

■

The Fund is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

FUNDamentals™

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

37

Financial Highlights

The financial highlights tables are designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Blended Equity Fund – Class A Shares

	Period Ended March 31, 2008(a)
Net Asset Value, Beginning of Period	$28.76
Income from Investment Operations
Net Investment Loss(b)	—	(c)
Net Realized and Unrealized Gain on Investments and Foreign Currency	—	(c)
Total from Investment Operations	—	(c)
Net Asset Value, End of Period	$28.76
Total Return(d)(e)(f)	0.00%
Ratios to Average Net Assets/Supplemental Data
Net Expenses Before Interest Expense(g)(h)	1.35%
Interest Expense(h)	—	%(i)
Net Expenses(g)(h)	1.35%
Waiver/Reimbursement(h)	0.09%
Net Investment Loss(g)(h)	(1.32)%
Portfolio Turnover Rate(f)	10%
Net Assets, End of Period (000’s)	$10

(a)	The Fund’s Class A shares commenced operations on March 31, 2008. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Rounds to less than $0.01 per share.

(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)	Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.

(f)	Not annualized.

(g)	The benefits derived from custody credits had an impact of less than 0.01%.

(h)	Annualized.

(i)	Rounds to less than 0.01%.

38

Financial Highlights

Columbia Blended Equity Fund – Class C Shares

	Period Ended March 31, 2008(a)
Net Asset Value, Beginning of Period	$28.76
Income from Investment Operations
Net Investment Loss(b)	—	(c)
Net Realized and Unrealized Gain on Investments and Foreign Currency	—	(c)
Total from Investment Operations	—	(c)
Net Asset Value, End of Period	$28.76
Total Return(d)(e)(f)	0.00%
Ratios to Average Net Assets/Supplemental Data
Net Expenses Before Interest Expense(g)(h)	2.10%
Interest Expense(h)	—	%(i)
Net Expenses(g)(h)	2.10%
Waiver/Reimbursement(h)	0.09%
Net Investment Loss(g)(h)	(2.07)%
Portfolio Turnover Rate(f)	10%
Net Assets, End of Period (000’s)	$10

(a)	The Fund’s Class C shares commenced operations on March 31, 2008. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Rounds to less than $0.01 per share.

(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)	Total return at net asset value assuming no contingent deferred sales charge.

(f)	Not annualized.

(g)	The benefits derived from custody credits had an impact of less than 0.01%.

(h)	Annualized.

(i)	Rounds to less than 0.01%.

39

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses. The charts also assume that all dividends and distributions are reinvested. The annual expense ratio used for each share class, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the charts and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Blended Equity Fund – Class A Shares

Maximum Initial Sales Charge 5.75%		Initial Hypothetical Investment Amount $10,000.00			Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses		Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.33%	-2.29%	(b)	$9,770.90	$702.65
2	10.25%	1.33%	1.29%		$10,129.49	$132.34
3	15.76%	1.33%	5.01%		$10,501.24	$137.19
4	21.55%	1.33%	8.87%		$10,886.64	$142.23
5	27.63%	1.33%	12.86%		$11,286.18	$147.45
6	34.01%	1.33%	17.00%		$11,700.38	$152.86
7	40.71%	1.33%	21.30%		$12,129.78	$158.47
8	47.75%	1.33%	25.75%		$12,574.95	$164.29
9	55.13%	1.33%	30.36%		$13,036.45	$170.32
10	62.89%	1.33%	35.15%		$13,514.88	$176.57
Total Gain After Fees and Expenses					$3,514.88
Total Annual Fees and Expenses Paid						$2,084.37

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

(b)	Reflects deduction of the maximum initial sales charge.

40

Hypothetical Fees and Expenses

Columbia Blended Equity Fund – Class C Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	2.08%	2.92%	$10,292.00	$211.04
2	10.25%	2.08%	5.93%	$10,592.53	$217.20
3	15.76%	2.08%	9.02%	$10,901.83	$223.54
4	21.55%	2.08%	12.20%	$11,220.16	$230.07
5	27.63%	2.08%	15.48%	$11,547.79	$236.79
6	34.01%	2.08%	18.85%	$11,884.99	$243.70
7	40.71%	2.08%	22.32%	$12,232.03	$250.82
8	47.75%	2.08%	25.89%	$12,589.20	$258.14
9	55.13%	2.08%	29.57%	$12,956.81	$265.68
10	62.89%	2.08%	33.35%	$13,335.15	$273.44
Total Gain After Fees and Expenses				$3,335.15
Total Annual Fees and Expenses Paid					$2,410.42

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

41

Notes

42

Notes

43

For More Information

You’ll find more information about the Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail: Columbia Funds

c/o Columbia Management Services, Inc.

P.O. Box 8081, Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

For purposes of any electronic version of this prospectus, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this prospectus.

The investment company registration number of Columbia Funds Series Trust I, of which the Fund is a series, is 811-04367.

Columbia Blended Equity Fund

Class A and Class C Shares

Prospectus, August 1, 2008

©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/153764-0808

Prospectus

August 1, 2008

Columbia Funds

Columbia Blended Equity Fund Class Z Shares

Advised by Columbia Management Advisors, LLC

NOT FDIC-INSURED	Not Bank Issued	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK GUARANTEED	May Lose Value

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about Columbia Blended Equity Fund (the Fund), which is one of the equity funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of the Fund, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information,

■	fees and expenses, and

■	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

■	a discussion of the Fund’s primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and
■	a description of the Fund’s Class Z shares offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Fund, including:

■	how to buy, sell and exchange shares of the Fund, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of the Fund’s financial information, and

■	hypothetical fee and expense data that show the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

■	by telephone at 800.345.6611.

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management Group, LLC

The Fund is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Blended Equity Fund

FUNDimensions™
Columbia Blended Equity Fund
Investment Objective:	Long-term capital appreciation
Investment Style:	Large Blend
Benchmark:	Standard & Poor’s (S&P) 500® Index(a)
Ticker Symbol:	Class Z: UMEQX
Principal Risks:

Investment strategy risk

Market risk

Growth securities risk

Value securities risk

Foreign securities risk

Emerging market securities risk

Derivatives risk

Smaller company securities risk

Special situations risk

(a)

“Standard & Poor’s” and “S&P” are trademarks of The McGraw-Hill Companies, Inc. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

FUNDamentals™

Benchmarks

Benchmarks are indices that provide some guidance in assessing fund performance. A fund does not, however, limit its investments to the securities within its benchmark(s), and a fund’s holdings can differ from those of any particular benchmark or index. Benchmarks are only guideposts for performance.

FUNDamentals™

Equity Funds

Equity funds invest primarily in equity securities of companies that have the potential to provide you with higher returns than many other kinds of investments, but they also tend to have higher risk.

Equity funds may be a suitable investment for you if you:

■  have longer term investment goals,

■  maintain a diversified investment portfolio, and

■  are not looking for a regular stream of income.

FUNDamentals™

Multi-Cap Funds

Multi-cap funds invest in companies of any capitalization size, which include small-, medium- and large-capitalization companies. For instance, a fund may invest in large, established and well-known U.S. and foreign companies, as well as small, new and relatively unknown companies that are believed to have the potential to grow significantly.

  Investment Objective

The Fund seeks long-term capital appreciation.

  Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities. The Fund invests in equity securities, including common stocks, of companies that the Advisor believes have value that is not currently reflected in their market prices. The Fund may invest in companies that have market capitalizations of any size.

The Fund may invest in foreign securities, including securities of companies in emerging market countries. The Fund may invest directly in foreign securities or indirectly through depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies.

The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The Fund, as a “blended” fund, may invest in securities that the Advisor believes are undervalued, represent growth opportunities, or both. The Advisor combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers, among other factors:

■

various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, price-to-book value and discounted cash flow. The Advisor believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation.

■

potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors.

■

the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, the strength of its corporate culture, including the structure of economic and

5

Columbia Blended Equity Fund

other incentives for employees and management, and the potential for growth and stock price appreciation.

■	overall economic and market conditions.

The Fund uses quantitative analysis in an effort to reduce portfolio volatility, further diversify the Fund, harvest tax losses and improve tax efficiency.

The Advisor may sell a security when the security’s price reaches a target set by the Advisor; if the Advisor believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

FUNDamentals™

Growth Funds

Growth funds invest in companies that have the potential for significant increases in revenue or earnings. These typically are companies that are developing or applying new technologies, products or services in growing industry sectors.

FUNDamentals™

Value Investing

Value investing means looking for “undervalued” companies – companies that may be currently out of favor and selling at prices below where the Advisor believes “true” value is and therefore may have potential to increase in value.

  Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Growth Securities Risk – Because growth securities typically trade at a higher multiple of earnings than other types of securities, the value of growth securities may be more sensitive to changes in current or expected earnings than the prices of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

■

Value Securities Risk – Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Advisor’s future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

■	Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For

6

Columbia Blended Equity Fund

example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

■

Emerging Market Securities Risk – Securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

■

Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the SAI.

■

Smaller Company Securities Risk – Securities of small- or mid-capitalization companies (“smaller companies”) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but also may have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade

7

Columbia Blended Equity Fund

less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

■

Special Situations Risk – Securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, may present special risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and the market price of the securities may be subject to significant and unpredictable fluctuations. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

8

Columbia Blended Equity Fund

  Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class Z shares(a) has varied from year to year.

*	Year-to-date return as of June 30, 2008: -8.40%

(a)

The Fund commenced operations on March 31, 2008. The calendar year returns shown for all periods are the returns of Shares Class shares of Blended Equity Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc. The returns shown have not been adjusted to reflect differences in expenses. If differences in expenses were reflected, the returns shown for all periods would be higher.

Best and Worst Quarterly Returns During this Period

Best:	4th quarter 1998:	22.44%
Worst:	3rd quarter 2001:	-15.44%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

9

Columbia Blended Equity Fund

Average Annual Total Return as of December 31, 2007

The table below shows the Fund’s Class Z shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table compares the Fund’s returns for each period with those of the Standard & Poor’s (S&P) 500® Index. The S&P 500® Index tracks the performance of 500 widely held, large capitalization U.S. stocks. Indices are not available for investment, and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year		5 years		10 years
Class Z shares returns before taxes	10.47%	(a)	13.28%	(a)	6.08%	(a)
Class Z shares returns after taxes on distributions	7.32%	(a)	11.83%	(a)	5.07%	(a)
Class Z shares returns after taxes on distributions and sale of Fund shares	10.99%	(a)	11.55%	(a)	5.13%	(a)
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	5.49%		12.83%		5.91%

(a)

The Fund commenced operations on March 31, 2008. The returns shown for all periods are the returns of Shares Class shares of Blended Equity Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc. The returns shown reflect that Class Z shares are sold without sales charges, but have not been adjusted to reflect differences in expenses. If differences in expenses were reflected, the returns shown for all periods would be higher.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or IRAs.

10

Columbia Blended Equity Fund

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class Z shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs, such as brokerage commissions on the purchase and sale of portfolio securities, in addition to the annual Fund operating expenses disclosed in the fee table.

11

Columbia Blended Equity Fund

Shareholder Fees (paid directly from your investment)

Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

Class Z Shares
Management fees(a)(b)	0.90%
Distribution and service (12b-1) fees	0.00%
Other expenses(c)	0.18%
Acquired fund fees and expenses	—
Total annual Fund operating expenses(d)	1.08%

(a)

Management fees include an investment advisory fee of 0.75% and an administrative fee of 0.15%. The Advisor has implemented a breakpoint schedule for the Fund’s investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The breakpoint schedule for the Fund is as follows: 0.75% for assets up to $500 million; 0.57% for assets in excess of $500 million and up to $1 billion; 0.52% for assets in excess of $1 billion and up to $1.5 billion; 0.47% for assets in excess of $1.5 billion and up to $3 billion; 0.45% for assets in excess of $3 billion and up to $6 billion; and 0.43% for assets in excess of $6 billion.

(b)

The Administrator has voluntarily agreed to waive 0.05% of the fees payable to it. If this waiver were reflected in the table, “Management fees” would be 0.85% and “Total annual Fund operating expenses” would be 1.03%. The Administrator, at its discretion, may revise or discontinue this arrangement at any time.

(c)	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.

(d)

The Advisor has contractually agreed to bear a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed 1.10% annually through July 31, 2009.

12

Columbia Blended Equity Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class Z shares of the Fund for the periods indicated,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class Z Shares	$110	$343	$595	$1,317

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

13

Columbia Blended Equity Fund

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Investment Guidelines

As a general matter, unless otherwise noted, whenever an investment policy or limitation states a percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of the security or asset.

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in the Columbia Money Market Funds

The Fund may invest uninvested cash and cash collateral received in connection with its securities lending program in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned, or if it incurs losses on the reinvestment of cash collateral.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q (forms filed with the SEC that include portfolio holdings information) for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately 15 calendar days after such month-end.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates may also be disclosed on the Columbia Funds’ website.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions, including, for example, investing in money market instruments or holding cash or cash equivalents. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

14

Columbia Blended Equity Fund

Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover can generate larger distributions of short-term capital gains to shareholders, which for individuals are generally taxable at higher rates than long-term capital gains for federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s historical portfolio turnover rates in the Financial Highlights.

15

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of June 30, 2008, the Advisor had assets under management of approximately $390.7 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. In rendering investment advisory services, the Advisor may use the portfolio management and research resources of Columbia Management Pte. Ltd., an affiliate of the Advisor. The Advisor may also use the research and other expertise of other affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s current fiscal year, aggregate advisory fees paid to the Advisor by the Fund are expected to amount to 0.75% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended March 31, 2008.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

At present, the Advisor has not engaged any investment sub-advisor for the Fund.

16

Management of the Fund

Portfolio Managers

Information about the Advisor’s portfolio managers who are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Richard Bayles

Co-manager. Service with the Fund since 2008 and with the predecessor fund since 2004.

Managing Director of the Advisor; associated with the Advisor or its predecessors since 1990.

Dhruv Toolsidas, CFA

Co-manager. Service with the Fund since 2008.

Vice President of the Advisor; associated with the Advisor or its predecessors since 2007 and was previously associated with U.S. Trust from 2003-2007.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee,

as a % of Average Daily Net Assets

Columbia Blended Equity Fund	0.15%

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Bank of America affiliates, for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees, subject to certain limitations, paid by the Transfer Agent on the Fund’s behalf.

17

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates may also provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

■	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;
■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These types of conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates – Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

18

Management of the Fund

Certain Legal Matters

On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) (“Columbia”) and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the “Distributor”) (collectively, the “Columbia Group”) entered into an Assurance of Discontinuance with the New York Attorney General (“NYAG”) (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission (“SEC”) (the “SEC Order”) on matters relating to mutual fund trading.

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group’s applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the $140 million in settlement amounts described above is being distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007. Distributions under the distribution plan began in late June 2007.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court’s memoranda dated November 3, 2005, the United States District Court for the District of Maryland granted in part and denied in part the defendants’ motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 (“ICA”) and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption (“the CDSC Lawsuit”). The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

19

Management of the Fund

On September 14, 2007, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. The settlement is subject to court approval.

In 2004, the Columbia Funds’ adviser and distributor and certain affiliated entities and individuals were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. Certain Columbia Funds were named as nominal defendants. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and entered final judgment in favor of the defendants. The plaintiffs appealed to the United States Court of Appeals for the First Circuit on December 30, 2005. A stipulation and settlement agreement dated January 19, 2007 was filed in the First Circuit on February 14, 2007, with a joint stipulation of dismissal and motion for remand to obtain district court approval of the settlement. That joint motion was granted and the appeal was dismissed. On March 6, 2007, the case was remanded to the District Court. The settlement, approved by the District Court on September 18, 2007, became effective October 19, 2007. Pursuant to the settlement, the funds’ adviser and/or its affiliates made certain payments, including plaintiffs’ attorneys’ fees and costs of notice to class members.

20

About Class Z Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this prospectus: Class Z shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class Z shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

Class Z Shares
Eligible Investors and Minimum Initial Investments	Class Z shares are available only to certain eligible investors, which are subject to different minimum initial investment requirements. These minimum initial investment amounts range from $0 to $2,500. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for details.
Investment Limits	none
Conversion Features	none
Front-End Sales Charges	none
Contingent Deferred Sales Charges (CDSCs)	none
Maximum Distribution and Service Fees	none

FUNDamentals™

Selling and/or Servicing Agents

The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for example, brokerage firms, banks,

investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

21

About Class Z Shares

Financial Intermediary Compensation

The Distributor and the Advisor may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and the Advisor may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

The Distributor, the Transfer Agent and the Advisor may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.15% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the Advisor. The Distributor and the Advisor may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the Advisor and their affiliates are paid out of the Distributor’s and the Advisor’s own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and the Advisor and their affiliates and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and the Advisor have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

22

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals™
NAV Calculation
Each of the Fund’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

23

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date.

FUNDamentals™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than

$100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of your account application. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete

24

Buying, Selling and Exchanging Shares

during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds generally will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such an automatic sale. Generally, you may avoid such an automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

If the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

25

Buying, Selling and Exchanging Shares

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or former Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Columbia Funds or certain of their service providers will enter into information sharing agreements with financial intermediaries, including participating life insurance companies and financial intermediaries that sponsor or offer retirement plans through which shares of the Columbia Funds are made available for purchase. Pursuant to Rule 22c-2, financial intermediaries are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and procedures. See Buying, Selling and Exchanging Shares – Excessive Trading Practices for more information.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity

(market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the

26

Buying, Selling and Exchanging Shares

Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

■	negative impact on the Fund’s performance;

■	potential dilution of the value of the Fund’s shares;

■	interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

■	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

■	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

■	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

27

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Once you have opened an account, you can buy Class Z shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer. Class Z shares are only available to the categories of eligible investors described below, each of which is subject to its own minimum initial investment requirements.

For investors establishing a Systematic Investment Plan, the minimum initial investment is $50.

Minimum Initial Investments

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

■

Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

■

Any health savings account sponsored by a third party platform, including those sponsored by Bank of America affiliates, and any omnibus group retirement plan for which a financial intermediary or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

■

Any investor participating in a wrap program sponsored by a financial intermediary or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $1,000:

■

Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a financial intermediary or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,500:

■

Any client of Bank of America or one of its subsidiaries buying shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America or the subsidiary.

■	Any investor buying shares through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code.

■

Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z Shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with another fund distributed by the Distributor.

■	Any trustee or director (or family member of a trustee or director) of a fund distributed by the Distributor.

■	Any employee (or family member of an employee) of Bank of America or one of its subsidiaries.

■	Any investor participating in an account offered by a financial intermediary or other entity that provides services to such an account, is paid an asset-based fee by the

28

Buying, Selling and Exchanging Shares

investor and is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor buying shares through a financial intermediary must independently satisfy the minimum investment requirement noted above).

■

Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

■

Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Bank of America and its affiliates and/or subsidiaries.

Minimum Additional Investments

There is no minimum additional investment for Class Z shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan.

Dividend Diversification

Generally, you may automatically invest distributions made by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made by a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class Z shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class Z shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

Other Purchase Rules You Should Know

■	Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated net asset value per share.

■	You generally buy Class Z shares at net asset value per share because no front-end sales charge applies to purchases of this share class.

■

The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

■	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class Z shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class Z shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

29

Buying, Selling and Exchanging Shares

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class Z shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, we may require your signature to be Medallion guaranteed.

You can choose to receive your withdrawals via check or direct deposit into your bank account. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

■	Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated net asset value per share.

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you paid for your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

■	No interest will be paid on uncashed redemption checks.

■

Columbia Funds can delay payment of the sale proceeds for up to seven days and may suspend redemptions and/or postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

■	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

■	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class Z shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact the Transfer Agent or your financial advisor to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

30

Buying, Selling and Exchanging Shares

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

■	Exchanges are made at net asset value.

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■	The rules for buying shares of a Columbia Fund generally apply to exchanges into that Fund.

■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.

■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■	Unless your account is part of a tax-advantaged retirement plan, an exchange for shares of another fund is a taxable event, and you may recognize a gain or loss for tax purposes.

31

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	quarterly
Distributions	quarterly

The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the distribution was declared. If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sale of such shares. Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution of net investment income or net realized capital gain, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check the Fund’s distribution schedule above before you invest.

If you buy shares of the Fund when it holds securities with unrealized capital gain, you may, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes any net realized gain. Any such distribution is generally subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset capital gains realized by the Fund that otherwise would have been distributed to shareholders with such carryforwards,

32

Distributions and Taxes

although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. In addition, you should be aware of the following:

■

The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

■

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.
■

A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Fund shares (including those paid in securities) usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term or disallowed.

■

The Fund is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

FUNDamentals™

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

33

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

The information in the financial highlights table represents Shares Class shares of Blended Equity Fund, a series of Excelsior Funds, Inc. (Blended Equity Fund), the predecessor to the Fund prior to March 31, 2008. The information for the fiscal year ended March 31, 2007 and March 31, 2008 has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. You can request a free annual report containing those financial statements by calling 800.345.6611.

The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI. The information for the fiscal years ended March 31, 2006, 2005 and 2004 were audited by Blended Equity Fund’s previous independent registered public accounting firm, whose report expressed unqualified opinions.

Columbia Blended Equity Fund – Class Z Shares

	Year Ended March 31,
	2008 (a)		2007	2006	2005	2004
Net Asset Value, Beginning of Period	$35.36		$37.27	$36.12	$33.64	$25.67
Income from Investment Operations:
Net investment income	0.23	(b)	0.25 (b)	0.19 (b)	0.30 (b)	0.14
Net realized and unrealized gain on investments and foreign currency	0.47		3.61	3.67	2.66	7.99
Total from Investment Operations	0.70		3.86	3.86	2.96	8.13
Less Distributions to Shareholders:
From net investment income	(0.29)		(0.23)	(0.21)	(0.28)	(0.16)
From net realized gains	(7.01)		(5.54)	(2.50)	(0.20)	—
Total Distributions to Shareholders	(7.30)		(5.77)	(2.71)	(0.48)	(0.16)
Net Asset Value, End of Period	$28.76		$35.36	$37.27	$36.12	$33.64
Total return (c)(d)	0.35	%(e)	10.66%	11.10%	8.85%	31.75%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (f)	1.11%		—	—	—	—
Interest expense	0.01%		—	—	—	—
Net expenses (f)	1.10%		1.10%	1.08%	1.05%	0.99%
Waiver/Reimbursement	0.13%		0.11%	0.13%	0.19%	0.11%
Net investment income (f)	0.66%		0.68%	0.53%	0.86%	0.45%
Portfolio turnover rate	10%		10%	22%	19%	24%
Net assets, end of period (000’s)	$291,858		$401,023	$460,309	$466,903	$573,242

(a)

On March 31, 2008, Shares class of Blended Equity Fund, a series of Excelsior Funds, Inc., was reorganized into the Fund’s Class Z shares. The financial information for Class Z shares includes the financial information of Blended Equity Fund’s Shares class.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)

Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.

(f)	The benefits derived from custody credits had an impact of less than 0.01%.

34

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Class Z shares of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The annual expense ratio used for the share class, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower.

Columbia Blended Equity Fund – Class Z Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.08%	3.92%	$10,392.00	$110.12
2	10.25%	1.08%	7.99%	$10,799.37	$114.43
3	15.76%	1.08%	12.23%	$11,222.70	$118.92
4	21.55%	1.08%	16.63%	$11,662.63	$123.58
5	27.63%	1.08%	21.20%	$12,119.81	$128.43
6	34.01%	1.08%	25.95%	$12,594.90	$133.46
7	40.71%	1.08%	30.89%	$13,088.62	$138.69
8	47.75%	1.08%	36.02%	$13,601.70	$144.13
9	55.13%	1.08%	41.35%	$14,134.88	$149.78
10	62.89%	1.08%	46.89%	$14,688.97	$155.65
Total Gain After Fees and Expenses				$4,688.97
Total Annual Fees and Expenses Paid					$1,317.19

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

35

For More Information

You’ll find more information about the Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail: Columbia Funds

c/o Columbia Management Services, Inc.

P.O. Box 8081, Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual

Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

For purposes of any electronic version of this prospectus, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this prospectus.

The investment company registration number of Columbia Funds Series Trust I, of which the Fund is a series, is 811-04367.

Columbia Blended Equity Fund

Class Z Shares

Prospectus, August 1, 2008

©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/153953-0808

Prospectus

August 1, 2008

Columbia Funds

Columbia Short-Intermediate Bond Fund

Class A and Class C Shares

Advised by Columbia Management Advisors, LLC

NOT FDIC-INSURED	Not Bank Issued	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK GUARANTEED	May Lose Value

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about Columbia Short-Intermediate Bond Fund (the Fund), which is one of the income funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of the Fund, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information,

■	fees and expenses, and

■	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

■	a discussion of the Fund’s primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and
■	a summary of the Fund’s various share classes offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Fund, including:

■	how to buy, sell and exchange shares of the Fund, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of the Fund’s financial information, and

■	hypothetical fee and expense data that show the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

■	by telephone at 800.345.6611.

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management Group, LLC

The Fund is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Short-Intermediate Bond Fund

FUNDimensions™
Columbia Short-Intermediate Bond Fund
Investment Objective:	Total return, consisting of current income and capital appreciation, consistent with minimal fluctuation of principal
Investment Style:	Intermediate - Term Bond
Benchmark:	Lehman Brothers Intermediate Government/Credit Bond Index
Ticker Symbols:	Class A: CHOAX Class C: CHOCX
Principal Risks:

Investment strategy risk

Market risk

Interest rate risk

Credit risk

U.S. Government obligations risk

Low and below investment grade securities risk

Asset-backed securities risk

Mortgage-backed securities risk

Foreign securities risk

Derivatives risk

Liquidity risk

Dollar rolls risk

FUNDamentals™

Benchmarks

Benchmarks are indices that provide some guidance in assessing fund performance. A fund does not, however, limit its investments to the securities within its benchmark(s), and a fund’s holdings can differ from those of any particular benchmark or index. Benchmarks are only guideposts for performance.

FUNDamentals™

Fixed Income Funds

Fixed income funds invest primarily in debt securities that may be issued by governments, companies or special purpose entities. Debt securities pay interest at a specified rate on a specified date or dates, and the principal is paid when the security reaches maturity. Prices of debt securities may appreciate as interest rates fall but may lose value as interest rates rise.

Fixed income funds may be a suitable investment for you if you:

■  are looking for a regular stream of income, and

■  are prepared to bear the interest rate and other risks associated with investments in debt securities.

  Investment Objective

The Fund seeks total return, consisting of current income and capital appreciation, consistent with minimal fluctuation of principal.

  Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in bonds and other debt securities. The Fund generally invests at least 65% of its assets in debt securities issued by the U.S. Government and its agencies and instrumentalities, debt securities issued by corporations, and mortgage- and other asset-backed securities that, at the time of purchase, are rated in at least one of the three highest rating categories or are unrated but determined by the Advisor to be of comparable quality. The Fund may invest up to 25% of its assets in dollar-denominated debt securities issued by foreign governments, companies or other entities and up to 20% of its assets in preferred stock. The Fund also may invest up to 10% of its assets in securities that, at the time of purchase, are rated below investment grade or unrated but determined by the Advisor to be of comparable quality, which are commonly referred to as “junk bonds.” Under normal circumstances, the Fund’s dollar-weighted average maturity will be between three and six years.

The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset. The Fund may also invest in private placements.

The Fund may invest in mortgage dollar rolls up to the Fund’s then current position in mortgage-backed securities.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers, industry sectors and maturities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and/or capital appreciation. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its coupon, yield, maturity, any call features and value relative to other securities.

The Advisor may sell a security if the Advisor believes that there is deterioration in the issuer’s financial circumstances, or that other investments are more attractive; if there is deterioration in a security’s credit rating; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

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Columbia Short-Intermediate Bond Fund

FUNDamentals™

U.S. Treasury and U.S. Government Obligations

U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (i) the full faith and credit of the U.S. Government, (ii) the right of the issuer to borrow from the U.S. Treasury, (iii) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer or (iv) the credit of the issuer.

FUNDamentals™

Investment Grade and Below Investment Grade Securities

Investment grade securities include securities that are rated in one of the four highest rating categories as determined by a nationally recognized statistical rating organization, such as Standard & Poor’s, Fitch or Moody’s, or are unrated securities determined to be of comparable quality. Investment grade securities are rated (from highest to lowest quality) as AAA, AA, A or BBB by Standard & Poor’s and Fitch or as Aaa, Aa, A or Baa by Moody’s. Below investment grade securities include securities that are rated lower than investment grade securities and also may include securities that are unrated.

FUNDamentals™

Mortgage- and Asset-Backed Securities

Mortgage-backed securities represent interests in, or are backed by, pools of underlying mortgages. Mortgage-backed securities may include U.S. Government obligations, or securities that are issued or guaranteed by private issuers, including collateralized mortgage obligations, commercial mortgage-backed securities, and mortgage-backed securities that are traded on a to-be-announced basis.

Asset-backed securities are interests in, or are backed by, pools of receivables, such as automobile loans, credit card loans, equipment leases, home equity loans, manufactured housing loans, collateralized debt obligations and other types of consumer loans or lease receivables.

  Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather

6

Columbia Short-Intermediate Bond Fund

than by an issuer’s taxing authority, and thus may have a greater risk of default.

■

U.S. Government Obligations Risk – U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

■

Low and Below Investment Grade Securities Risk – Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor’s or Fitch) or that are below investment grade (e.g., BB or below by Standard & Poor’s or Fitch) are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium – a higher interest rate or yield – because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody’s, Standard & Poor’s and Fitch are based on analyses by these rating agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

■

Asset-Backed Securities Risk – The value of the Fund’s asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market’s assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

■

Mortgage-Backed Securities Risk – The value of the Fund’s mortgage-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market’s assessment of the quality of underlying assets. Mortgage-backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage-backed securities. Mortgage-backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation), which are not insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations guaranteed by the U.S. Government, whether or not such obligations are guaranteed by the private issuer. Mortgage-backed securities are subject to

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Columbia Short-Intermediate Bond Fund

prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making them more volatile and more sensitive to changes in interest rates.

■

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

■

Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the SAI.

■

Liquidity Risk – Illiquid securities are securities that cannot be readily disposed of in the normal course of business. There is a risk that the Fund may not be able to sell such securities at the time it desires, or that it cannot sell such securities without adversely affecting their price.

■

Dollar Rolls Risk – Dollar rolls are transactions in which the Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Fund’s portfolio turnover rate. If the Fund reinvests the proceeds of the security sold, the Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

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Columbia Short-Intermediate Bond Fund

  Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class A shares(a) has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

*	Year-to-date return as of June 30, 2008: 0.69%

(a)

The Fund commenced operations on March 31, 2008. The calendar year returns shown for all periods are the returns of Shares Class shares of Intermediate-Term Bond Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc. The returns shown have not been adjusted to reflect differences in expenses. If differences in expenses were reflected, the returns shown for all periods would be lower.

Best and Worst Quarterly Returns During this Period

Best:	3rd quarter 1998:	4.69%
Worst:	2nd quarter 2004:	-2.10%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

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Columbia Short-Intermediate Bond Fund

Average Annual Total Return as of December 31, 2007

The table below shows the Fund’s Class A shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The returns shown reflect applicable sales charges. The table also shows the average annual returns for the Fund’s Class C shares, but it does not show after-tax returns for the Fund’s Class C shares, which will vary from those shown for the Fund’s Class A shares. The table compares the Fund’s returns for each period with those of the Lehman Brothers Intermediate Government/Credit Bond Index that tracks the performance of intermediate term U.S. Government and corporate bonds. Indices are not available for investment, and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year		5 years		10 years
Class A shares returns before taxes	2.74%	(a)	3.30%	(a)	5.03%	(a)
Class A shares returns after taxes on distributions	1.19%	(a)	1.80%	(a)	3.04%	(a)
Class A shares returns after taxes on distributions and sale of Fund shares	1.75%	(a)	1.94%	(a)	3.08%	(a)
Class C shares returns before taxes	5.23%	(a)	4.00%	(a)	5.38%	(a)
Lehman Brothers Intermediate Government/Credit Bond Index (reflects no deductions for fees, expenses or taxes)	7.39%		4.06%		5.76%

(a)

The Fund commenced operations on March 31, 2008. The returns shown for all periods are the returns of Shares Class shares of Intermediate-Term Bond Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc. The returns shown reflect applicable sales charges, but have not been adjusted to reflect differences in expenses. If differences in expenses were reflected, the returns shown for all periods would be lower.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or IRAs.

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Columbia Short-Intermediate Bond Fund

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class A and Class C shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

■  distribution and service fees (sometimes referred to in the industry as “12b-1 fees”), which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors, including affiliates of Bank of

    America. See Choosing a Share Class – Distribution and Service Fees for more information.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs, such as brokerage commissions on the purchase and sale of portfolio securities, in addition to the annual Fund operating expenses disclosed in the fee table.

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Columbia Short-Intermediate Bond Fund

Shareholder Fees (paid directly from your investment)

	Class A Shares		Class C Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	3.25%		N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	(a)	1.00%	(b)

Annual Fund Operating Expenses (deducted from the Fund’s assets)

	Class A Shares	Class C Shares
Management fees(c)(d)	0.50%	0.50%
Distribution and service (12b-1) fees	0.25%	1.00%
Other expenses(e)	0.19%	0.19%
Acquired fund fees and expenses(f)	0.01%	0.01%
Total annual Fund operating expenses(g)	0.95%	1.70%

(a)

This charge applies to investors who buy $1 million or more of Class A shares and redeem them within one year of purchase, with certain limited exceptions. See Choosing a Share Class – Sales Charges and Commissions for details.

(b)

This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions. See Choosing a Share Class – Sales Charges and Commissions for details.

(c)

Management fees include an investment advisory fee of 0.35% and an administrative fee of 0.15%. The Advisor has implemented a breakpoint schedule for the Fund’s investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The breakpoint schedule for the Fund is as follows: 0.35% for assets up to $1 billion; 0.30% for assets in excess of $1 billion and up to $1.5 billion; 0.29% for assets in excess of $1.5 billion and up to $3 billion; 0.28% for assets in excess of $3 billion and up to $6 billion; and 0.27% in excess of $6 billion.

(d)

The Administrator has voluntarily agreed to waive 0.05% of the fees payable to it. If this waiver were reflected in the table, “Management fees” would be 0.45% and “Total annual Fund operating expenses” would be 0.90% and 1.65% for Class A and Class C shares, respectively. The Administrator, at its discretion, may revise or discontinue this arrangement at any time.

(e)	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.

(f)

Acquired fund fees and expenses include fees and expenses associated with the Fund’s investments in other investment companies. Since they are incurred only indirectly by the Fund, such fees and expenses are not considered ordinary operating expenses of the Fund for purposes of a contractual expense limitation, if any.

(g)

The Advisor has contractually agreed to bear a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed 0.75% annually through July 31, 2009.

12

Columbia Short-Intermediate Bond Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class A or Class C shares of the Fund for the periods indicated,

■	you pay the maximum applicable sales charge,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A Shares	$419	$618	$833	$1,453
Class C Shares
Assuming no redemption	$173	$536	$923	$2,009
Assuming complete redemption of shares at the end of the period	$273	$536	$923	$2,009

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

13

Columbia Short-Intermediate Bond Fund

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Investment Guidelines

As a general matter, unless otherwise noted, whenever an investment policy or limitation states a percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of the security or asset.

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in the Columbia Money Market Funds

The Fund may invest uninvested cash and cash collateral received in connection with its securities lending program in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned, or if it incurs losses on the reinvestment of cash collateral.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q (forms filed with the SEC that include portfolio holdings information) for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a fiscal quarter-end are disclosed approximately 60 calendar days after such quarter-end. The Fund’s largest 15 holdings as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates may also be disclosed on the Columbia Funds’ website.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions, including, for example, investing in money market instruments or holding cash or cash equivalents. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover can generate larger distributions of short-term capital gains to shareholders, which for individuals are generally taxable at higher rates than long-term capital gains for federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s historical portfolio turnover rates in the Financial Highlights.

14

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of June 30, 2008, the Advisor had assets under management of approximately $390.7 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. In rendering investment advisory services, the Advisor may use the portfolio management and research resources of Columbia Management Pte. Ltd., an affiliate of the Advisor. The Advisor may also use the research and other expertise of other affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s current fiscal year, aggregate advisory fees paid to the Advisor by the Fund are expected to amount to 0.35% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended March 31, 2008.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

At present, the Advisor has not engaged any investment sub-advisor for the Fund.

15

Management of the Fund

Portfolio Managers

Information about the Advisor’s portfolio managers who are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Frank A. Salem

Co-manager. Service with the Fund since 2008 and with the predecessor fund since 1998.

Managing Director of the Advisor; associated with the Advisor or its predecessors since 1998.

Alexander D. Powers

Co-manager. Service with the Fund since 2008 and with the predecessor fund since 2004.

Managing Director of the Advisor; associated with the Advisor or its predecessors since 1996.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee,

as a % of Average Daily Net Assets

Columbia Short-Intermediate Bond Fund	0.15%

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Bank of America affiliates, for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees, subject to certain limitations, paid by the Transfer Agent on the Fund’s behalf.

16

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates may also provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

■	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;
■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These types of conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates –Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

17

Management of the Fund

Certain Legal Matters

On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) (“Columbia”) and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the “Distributor”) (collectively, the “Columbia Group”) entered into an Assurance of Discontinuance with the New York Attorney General (“NYAG”) (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission (“SEC”) (the “SEC Order”) on matters relating to mutual fund trading.

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group’s applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the $140 million in settlement amounts described above is being distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007. Distributions under the distribution plan began in late June 2007.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court’s memoranda dated November 3, 2005, the United States District Court for the District of Maryland granted in part and denied in part the defendants’ motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 (“ICA”) and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption (“the CDSC Lawsuit”). The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

18

Management of the Fund

On September 14, 2007, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. The settlement is subject to court approval.

In 2004, the Columbia Funds’ adviser and distributor and certain affiliated entities and individuals were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. Certain Columbia Funds were named as nominal defendants. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and entered final judgment in favor of the defendants. The plaintiffs appealed to the United States Court of Appeals for the First Circuit on December 30, 2005. A stipulation and settlement agreement dated January 19, 2007 was filed in the First Circuit on February 14, 2007, with a joint stipulation of dismissal and motion for remand to obtain district court approval of the settlement. That joint motion was granted and the appeal was dismissed. On March 6, 2007, the case was remanded to the District Court. The settlement, approved by the District Court on September 18, 2007, became effective October 19, 2007. Pursuant to the settlement, the funds’ adviser and/or its affiliates made certain payments, including plaintiffs’ attorneys’ fees and costs of notice to class members.

19

Choosing a Share Class

Comparison of the Share Classes

Share Class Features

The Fund offers two classes of shares in this prospectus: Class A and Class C shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class A and Class C shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

	Class A Shares	Class C Shares
Eligible Investors and Minimum Initial Investments(a)	Minimum initial investments range from $0 to $2,500; the share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500; the share class is available to the general public for investment.
Investment Limits	none	up to $999,999
Conversion Features	none	none
Front-End Sales Charges(b)	3.25% maximum, declining to 0.00% on investments of $1 million or more	none
Contingent Deferred Sales Charges (CDSCs)(b)	none, except a 1.00% CDSC applies to certain investments of between $1 million and $50 million sold within one year of purchase	1.00% on investments sold within one year of purchase
Maximum Distribution and Service Fees	0.25% service fee	0.75% distribution fee 0.25% service fee

(a)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of these share classes.

(b)	See Choosing a Share Class – Reductions/Waivers of Sales Charges for information about certain exceptions to these sales charges.

FUNDamentals™
Selling and/or Servicing Agents The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for	example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

20

Choosing a Share Class

Sales Charges and Commissions

Sales charges, commissions and distribution and service fees (discussed in a separate sub-section below) compensate selling and/or servicing agents, and typically your financial advisor, for selling shares to you and for maintaining and servicing the shares held in your account. These charges, commissions and fees are intended to provide incentives for selling and/or servicing agents to provide these services.

Depending on which share class you choose you will pay these charges either at the outset as a front-end sales charge, at the time you sell your shares as a contingent deferred sales charge and/or over time in the form of increased ongoing fees. Whether the ultimate cost is higher for one class over the other depends on how long you hold your shares.

Class A Shares – Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class A shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for more information.

FUNDamentals™

Front-End Sales Charge Calculation

The table below presents the front-end sales charge as a percentage of both the offering price and the net amount invested.

■  The offering price per share is the net asset value per share plus any front-end sales charge that applies.

■  The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.

The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge in the table) and the net asset value of those shares.

To determine the front-end sales charge you will pay when you buy your shares, the Fund will add the amount of your investment to the value of your account and base the sales charge on the aggregate amount. This approach is designed to assure that you pay the lowest applicable sales charge possible. See Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation.

The front-end sales charge you’ll pay on Class A shares:

■	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

■	is based on the total amount of your purchase and the value of your account.

Class A Shares – Front-End Sales Charge – Breakpoint Schedule

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
$0 – $99,999	3.25%	3.36%	3.00%
$100,000 – $249,999	2.50%	2.56%	2.25%
$250,000 – $499,999	2.00%	2.04%	1.75%
$500,000 – $999,999	1.50%	1.52%	1.25%
$1,000,000 or more	0.00%	0.00%	1.00	%(c),(d)

(a)	Purchase amounts and account values are aggregated among all eligible Columbia Fund accounts for purposes of this table.

(b)

Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

(c)

1.00% on purchases from $1 million up to $3 million, 0.50% on purchases of $3 million up to $50 million and 0.25% on amounts of $50 million or more. The Distributor pays selling and/or servicing agents on investments of $1 million or more, but may be reimbursed if a CDSC is deducted when the shares are sold.

(d)

For certain group retirement plans, selling and/or servicing agents are eligible to receive a 1.00% commission from the Distributor on all purchases up to $3 million, including those in amounts of less than $1 million that are coded as commission eligible trades.

21

Choosing a Share Class

Class A Shares – CDSC and Commissions

In some cases, you’ll pay a CDSC if you sell Class A shares that you bought without an initial sales charge.

■

If you bought Class A shares without an initial sales charge because your accounts aggregated $1 million to $50 million at the time of purchase, you will incur a 1.00% CDSC if you redeem those shares within one year of buying them.

■

Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within one year of buying them.

The CDSC on Class A shares:

■	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

■	will not be applied to any shares you receive through reinvested distributions.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class A shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest. The CDSC on Class A shares does not apply to retirement plans buying through a fee-based program.

The Distributor may pay your selling and/or servicing agent an up-front commission of up to 3.00% of the offering price per share when you buy Class A shares. The Distributor funds the commission through the applicable sales charge.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

Class A Shares – Commission Schedule

Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

FUNDamentals™

Contingent Deferred Sales Charge

A contingent deferred sales charge or CDSC is a sales charge applied at the time you sell your shares, unlike a front-end sales charge that is applied at the time of purchase. A CDSC varies based on the length of time that you have held your shares.

Class C Shares – Sales Charges

You don’t pay a front-end sales charge when you buy Class C shares, but you may pay a CDSC when you sell Class C shares.

The CDSC on Class C shares:

■	is applied to the net asset value at the time of your purchase or sale, whichever is lower,

■	will not be applied to any shares you receive through reinvested distributions, and

■	generally declines each year until there is no sales charge for selling shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which your purchase was made. When you place an order to sell your Class C shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest.

Class C Shares – CDSC and Commissions

You’ll pay a CDSC of 1.00% when you sell Class C shares within one year of buying them unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details.

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 1.00% of the net asset value per share when you buy Class C shares. The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution plan and any applicable CDSC applied when you sell your shares. See Choosing a Share Class – Distribution and Service Fees for details.

22

Choosing a Share Class

Reductions/Waivers of Sales Charges

Front-End Sales Charge Reductions

There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A shares of the Fund. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation, you may combine the value of eligible accounts maintained by you and your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your accounts, the Fund will use the current public offering price per share.

Second, by making a statement of intent to purchase additional shares, you may pay a lower sales charge on all purchases of Class A shares made within 13 months of the date of your statement of intent. Your statement of intent must state the aggregate amount of purchases you intend to make in that 13-month period, which must be at least $50,000. If you do not complete the purchases described in your statement of intent within 13 months, you will be charged the applicable sales charge on the amount you have invested to that date. To calculate the total value of the purchases you’ve made under a statement of intent, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account.

To obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. It is the responsibility of you and your financial advisor to ensure that you receive discounts for which you are eligible; the Fund is not responsible for a financial advisor’s failure to apply the eligible discount to your account. You may be asked by your financial advisor for account statements or other records to verify your discount eligibility, including, when applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family.

FUNDamentals™

Your “Immediate Family” and
Account Value Aggregation

For purposes of obtaining a Class A shares breakpoint discount, the value of your account will be deemed to include the value of all applicable shares in eligible accounts that are held by your “immediate family,” which includes your spouse (or legal equivalent under state law), parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law. Remember that in order to obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. Group plan accounts are valued at the plan level.

Eligible Accounts

The types of accounts that are eligible for the account value aggregation purposes described above are:

■	individual accounts,

■	joint accounts,

■	certain IRA accounts,

■	certain health savings accounts,

■	certain trust accounts, and

■	Uniform Gifts to Minors Act (UGMA)/Uniform Transfers to Minors Act (UTMA) accounts.

Eligible accounts include those registered in the name of the broker/dealer or other financial intermediary through which you own shares of the Columbia Funds.

Eligible accounts do not include Class R share accounts or accounts holding institutional share classes of the Columbia Money Market Funds (Capital Class shares, Liquidity Class shares, Adviser Class shares, Investor Class shares, Trust Class shares, Institutional Class shares and Marsico shares). Certain share classes are not offered by this prospectus.

23

Choosing a Share Class

Front-End Sales Charge Waivers

Certain investors may buy Class A shares of the Fund at net asset value, without any front-end sales charge that would otherwise apply. These investors include affiliates of the Fund, broker/dealers, investors in wrap fee programs, investors through fee-based advisors, certain retirement plans, certain health savings accounts, certain shareholders of funds that were reorganized into Columbia Funds, investors using the proceeds of sales of Fund shares or of certain Bank of America trust or similar accounts, as well as insurance company separate accounts purchasing for the benefit of group retirement plans. Restrictions may apply to certain accounts and certain transactions.

CDSC Waivers

You may be able to avoid an otherwise applicable CDSC when you sell Class A or Class C shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Columbia Funds or for other reasons.

Generally, a CDSC that would otherwise be applied may be waived for certain sales, including sales made under the Systematic Withdrawal Plan or in connection with the death or post-purchase disability of a shareholder; certain medical expenses; charitable gifts; involuntary sales; and agreements by selling and/or servicing agents to waive or return their commissions. Restrictions may apply to certain accounts and certain transactions.

The Fund may change or cancel these terms at any time. Any change or cancellation applies only to future purchases.

For more information about the sales charge reductions and waivers described here, consult the SAI.

24

Choosing a Share Class

Distribution and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder servicing plans which set the distribution and service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution and service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

Distribution (Rule 12b-1) and Service Fees

	Distribution Fee	Service Fee	Combined Total
Class A	—	0.25%	0.25%
Class C	0.75%	0.25%	1.00%

The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution and/or shareholder servicing plans continue. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge you other fees for providing services to your account, which may be different from those described here.

25

Choosing a Share Class

Financial Intermediary Compensation

The Distributor and the Advisor may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and the Advisor may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

The Distributor, the Transfer Agent and the Advisor may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.15% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the Advisor. The Distributor and the Advisor may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the Advisor and their affiliates are paid out of the Distributor’s and the Advisor’s own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and the Advisor and their affiliates and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and the Advisor have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

26

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals™
NAV Calculation
Each of the Fund’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

27

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date.

FUNDamentals™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than

$100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of your account application. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

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Buying, Selling and Exchanging Shares

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds generally will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such an automatic sale. Generally, you may avoid such an automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

If the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders

29

Buying, Selling and Exchanging Shares

holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or former Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Columbia Funds or certain of their service providers will enter into information sharing agreements with financial intermediaries, including participating life insurance companies and financial intermediaries that sponsor or offer retirement plans through which shares of the Columbia Funds are made available for purchase. Pursuant to Rule 22c-2, financial intermediaries are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and procedures. See Buying, Selling and Exchanging Shares – Excessive Trading Practices for more information.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the

Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts

30

Buying, Selling and Exchanging Shares

maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

■	negative impact on the Fund’s performance;

■	potential dilution of the value of the Fund’s shares;

■

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

■	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

■	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

■	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

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Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Eligible Investors

Class A and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.

Minimum Initial Investments

The minimum initial investment for Class A and Class C shares is $2,500 for regular accounts and $1,000 for individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement plans. For investors establishing a Systematic Investment Plan, the minimum initial investment is $50. There is no minimum initial investment for Class A or Class C shares bought through omnibus accounts, wrap accounts or health savings accounts, although your selling and/or servicing agent may impose its own investment minimum. For group retirement plans, the minimum initial investment and minimum additional investment are determined based on the plan’s investment rather than that of its individual participants.

Minimum Additional Investments

There is no minimum additional investment for Class A or Class C shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan.

Dividend Diversification

Generally, you may automatically invest distributions made by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made by a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class A or Class C shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class A or Class C shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

Other Purchase Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

■	You generally buy Class A shares at the public offering price per share because purchases of Class A shares are generally subject to a front-end sales charge.

■	You buy Class C shares at net asset value per share because no front-end sales charge applies to purchases of this share class.

■

The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

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Buying, Selling and Exchanging Shares

■	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class A or Class C shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class A or Class C shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A and/or Class C shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, we may require your signature to be Medallion guaranteed.

You can choose to receive your withdrawals via check or direct deposit into your bank account. You won’t pay a CDSC on Class A or Class C shares if you withdraw 12% or less of the value of those shares in a year. Otherwise, Columbia Funds will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the

Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated net asset value per share. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you paid for your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

■	No interest will be paid on uncashed redemption checks.

■

Columbia Funds can delay payment of the sale proceeds for up to seven days and may suspend redemptions and/or postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

■	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

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Buying, Selling and Exchanging Shares

■	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class A and/or Class C shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact the Transfer Agent or your financial advisor to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

■	Exchanges are made at net asset value.

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■	A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

■

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Columbia Fund and ends when you sell the shares of the Columbia Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Columbia Fund.

■	The rules for buying shares of a Columbia Fund generally apply to exchanges into that Fund.

■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.

■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■	Unless your account is part of a tax-advantaged retirement plan, an exchange for shares of another fund is a taxable event, and you may recognize a gain or loss for tax purposes.

Same-Fund Exchange Privilege for Class Z Shares

Certain shareholders invested in a class of shares other than Class Z may become eligible to invest in Class Z shares. Upon a determination of such eligibility, any such shareholders will be eligible to exchange their shares for Class Z shares of the same fund, if offered. No sales charges or other charges will apply to any such exchange. Ordinarily, shareholders will not recognize a gain or loss for federal income tax purposes upon such an exchange. Investors should contact their selling and/or servicing agents to learn more about the details of the Class Z shares exchange privilege.

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Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	daily
Distributions	monthly

The Fund may, however, pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month in which the distribution was declared. If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sale of such shares. Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

If you buy shares of the Fund when it holds securities with unrealized capital gain, you may, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes any net realized gain. Any such distribution is generally subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset capital gains realized by the Fund that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

35

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. The Fund expects that distributions will consist primarily of ordinary income. In addition, you should be aware of the following:

■

The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

■

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. The Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

■	A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities.

Your sales, redemptions and exchanges of Fund shares (including those paid in securities) usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term or disallowed.

■

The Fund is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

FUNDamentals™

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

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Financial Highlights

The financial highlights tables are designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Short-Intermediate Bond Fund – Class A Shares

Period Ended March 31, 2008(a)
Net Asset Value, Beginning of Period	$7.24
Income from Investment Operations:
Net Investment Income(b)	— (c)
Net Realized and Unrealized Gain (Loss) on Investments	— (c)
Total from Investment Operations	— (c)
Less Distributions to Shareholders:
From Net Investment Income	— (c)
Net Asset Value, End of Period	$7.24
Total Return(d)(e)(f)	0.01%
Ratios to Average Net Assets/Supplemental Data:
Net Expenses(g)(h)	1.00%
Waiver/Reimbursement(h)	0.05%
Net Investment Income(g)(h)	3.44%
Portfolio Turnover Rate(f)	109%
Net Assets, End of Period (000’s)	$10

(a)	Class A shares commenced operations on March 31, 2008. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Rounds to less than $0.01.

(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f)	Not annualized.

(g)	The benefits derived from custody credits had an impact of less than 0.01%.

(h)	Annualized.

37

Financial Highlights

Columbia Short-Intermediate Bond Fund – Class C Shares

Period Ended March 31, 2008(a)
Net Asset Value, Beginning of Period	$7.24
Income from Investment Operations:
Net Investment Income(b)	— (c)
Net Realized and Unrealized Gain (Loss) on Investments	— (c)
Total from Investment Operations	— (c)
Less Distributions to Shareholders:
From Net Investment Income	— (c)
Net Asset Value, End of Period	$7.24
Total Return(d)(e)(f)	0.01%
Ratios to Average Net Assets/Supplemental Data:
Net Expenses(g)(h)	1.75%
Waiver/Reimbursement(h)	0.05%
Net Investment Income(g)(h)	2.69%
Portfolio Turnover Rate(f)	109%
Net Assets, End of Period (000’s)	$10

(a)	Class C shares commenced operations on March 31, 2008. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Rounds to less than $0.01.

(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)	Not annualized.

(g)	The benefits derived from custody credits had an impact of less than 0.01%.

(h)	Annualized.

38

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses. The charts also assume that all dividends and distributions are reinvested. The annual expense ratio used for each share class, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the charts and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Short-Intermediate Bond Fund – Class A Shares

Maximum Initial Sales Charge 3.25%		Initial Hypothetical Investment Amount $10,000.00			Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses		Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.95%	0.67%	(b)	$10,066.84	$418.77
2	10.25%	0.95%	4.75%		$10,474.54	$97.57
3	15.76%	0.95%	8.99%		$10,898.76	$101.52
4	21.55%	0.95%	13.40%		$11,340.16	$105.63
5	27.63%	0.95%	17.99%		$11,799.44	$109.91
6	34.01%	0.95%	22.77%		$12,277.32	$114.36
7	40.71%	0.95%	27.75%		$12,774.55	$119.00
8	47.75%	0.95%	32.92%		$13,291.92	$123.82
9	55.13%	0.95%	38.30%		$13,830.24	$128.83
10	62.89%	0.95%	43.90%		$14,390.37	$134.05
Total Gain After Fees and Expenses					$4,390.37
Total Annual Fees and Expenses Paid						$1,453.46

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

(b)	Reflects deduction of the maximum initial sales charge.

39

Hypothetical Fees and Expenses

Columbia Short-Intermediate Bond Fund – Class C Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.70%	3.30%	$10,330.00	$172.81
2	10.25%	1.70%	6.71%	$10,670.89	$178.51
3	15.76%	1.70%	10.23%	$11,023.03	$184.40
4	21.55%	1.70%	13.87%	$11,386.79	$190.48
5	27.63%	1.70%	17.63%	$11,762.55	$196.77
6	34.01%	1.70%	21.51%	$12,150.72	$203.26
7	40.71%	1.70%	25.52%	$12,551.69	$209.97
8	47.75%	1.70%	29.66%	$12,965.90	$216.90
9	55.13%	1.70%	33.94%	$13,393.77	$224.06
10	62.89%	1.70%	38.36%	$13,835.77	$231.45
Total Gain After Fees and Expenses				$3,835.77
Total Annual Fees and Expenses Paid					$2,008.61

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

40

Notes

41

Notes

42

Notes

43

For More Information

You’ll find more information about the Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail: Columbia Funds

c/o Columbia Management Services, Inc.
P.O. Box 8081,
Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

For purposes of any electronic version of this prospectus, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this prospectus.

The investment company registration number of Columbia Funds Series Trust I, of which the Fund is a series, is 811-04367.

Columbia Short-Intermediate Bond Fund

Class A and Class C Shares

Prospectus, August 1, 2008

©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/153772-0808

Prospectus

August 1, 2008

Columbia Funds

Columbia Short-Intermediate Bond Fund Class Z Shares

Advised by Columbia Management Advisors, LLC

NOT FDIC-INSURED	Not Bank Issued	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK GUARANTEED	May Lose Value

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about Columbia Short-Intermediate Bond Fund (the Fund), which is one of the income funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of the Fund, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information,

■	fees and expenses, and

■	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

■	a discussion of the Fund’s primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and
■	a description of the Fund’s Class Z shares offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Fund, including:

■	how to buy, sell and exchange shares of the Fund, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of the Fund’s financial information, and

■	hypothetical fee and expense data that show the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

■	by telephone at 800.345.6611.

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management Group, LLC

The Fund is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Short-Intermediate Bond Fund

FUNDimensions™
Columbia Short-Intermediate Bond Fund
Investment Objective:	Total return, consisting of current income and capital appreciation, consistent with minimal fluctuation of principal
Investment Style:	Intermediate-Term Bond
Benchmark:	Lehman Brothers Intermediate Government/Credit Bond Index
Ticker Symbol:	Class Z: UIMIX
Principal Risks:

Investment strategy risk

Market risk

Interest rate risk

Credit risk

U.S. Government obligations risk

Low and below investment grade securities risk

Asset-backed securities risk

Mortgage-backed securities risk

Foreign securities risk

Derivatives risk

Liquidity risk

Dollar rolls risk

FUNDamentals™

Benchmarks

Benchmarks are indices that provide some guidance in assessing fund performance. A fund does not, however, limit its investments to the securities within its benchmark(s), and a fund’s holdings can differ from those of any particular benchmark or index. Benchmarks are only guideposts for performance.

FUNDamentals™

Fixed Income Funds

Fixed income funds invest primarily in debt securities that may be issued by governments, companies or special purpose entities. Debt securities pay interest at a specified rate on a specified date or dates, and the principal is paid when the security reaches maturity. Prices of debt securities may appreciate as interest rates fall but may lose value as interest rates rise.

Fixed income funds may be a suitable investment for you if you:

■  are looking for a regular stream of income, and

■  are prepared to bear the interest rate and other risks associated with investments in debt securities.

  Investment Objective

The Fund seeks total return, consisting of current income and capital appreciation, consistent with minimal fluctuation of principal.

  Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in bonds and other debt securities. The Fund generally invests at least 65% of its assets in debt securities issued by the U.S. Government and its agencies and instrumentalities, debt securities issued by corporations, and mortgage- and other asset-backed securities that, at the time of purchase, are rated in at least one of the three highest rating categories or are unrated but determined by the Advisor to be of comparable quality. The Fund may invest up to 25% of its assets in dollar-denominated debt securities issued by foreign governments, companies or other entities and up to 20% of its assets in preferred stock. The Fund also may invest up to 10% of its assets in securities that, at the time of purchase, are rated below investment grade or unrated but determined by the Advisor to be of comparable quality, which are commonly referred to as “junk bonds.” Under normal circumstances, the Fund’s dollar-weighted average maturity will be between three and six years.

The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset. The Fund may also invest in private placements.

The Fund may invest in mortgage dollar rolls up to the Fund’s then current position in mortgage-backed securities.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers, industry sectors and maturities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and/or capital appreciation. The

5

Columbia Short-Intermediate Bond Fund

Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its coupon, yield, maturity, any call features and value relative to other securities.

The Advisor may sell a security if the Advisor believes that there is deterioration in the issuer’s financial circumstances, or that other investments are more attractive; if there is deterioration in a security’s credit rating; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

FUNDamentals™

U.S. Treasury and U.S. Government Obligations

U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (i) the full faith and credit of the U.S. Government, (ii) the right of the issuer to borrow from the U.S. Treasury, (iii) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer or (iv) the credit of the issuer.

FUNDamentals™

Investment Grade and Below Investment Grade Securities

Investment grade securities include securities that are rated in one of the four highest rating categories as determined by a nationally recognized statistical rating organization, such as Standard & Poor’s, Fitch or Moody’s, or are unrated securities determined to be of comparable quality. Investment grade securities are rated (from highest to lowest quality) as AAA, AA, A or BBB by Standard & Poor’s and Fitch or as Aaa, Aa, A or Baa by Moody’s. Below investment grade securities include securities that are rated lower than investment grade securities and also may include securities that are unrated.

FUNDamentals™

Mortgage- and Asset-Backed Securities

Mortgage-backed securities represent interests in, or are backed by, pools of underlying mortgages. Mortgage-backed securities may include U.S. Government obligations, or securities that are issued or guaranteed by private issuers, including collateralized mortgage obligations, commercial mortgage-backed securities, and mortgage-backed securities that are traded on a to-be-announced basis.

Asset-backed securities are interests in, or are backed by, pools of receivables, such as automobile loans, credit card loans, equipment leases, home equity loans, manufactured housing loans, collateralized debt obligations and other types of consumer loans or lease receivables.

  Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but

6

Columbia Short-Intermediate Bond Fund

will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■

U.S. Government Obligations Risk – U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

■

Low and Below Investment Grade Securities Risk – Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor’s or Fitch) or that are below investment grade (e.g., BB or below by Standard & Poor’s or Fitch) are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium – a higher interest rate or yield – because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody’s, Standard & Poor’s and Fitch are based on analyses by these rating agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

■

Asset-Backed Securities Risk – The value of the Fund’s asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market’s assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

■

Mortgage-Backed Securities Risk – The value of the Fund’s mortgage-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market’s assessment of the quality of underlying assets. Mortgage-backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage-

7

Columbia Short-Intermediate Bond Fund

backed securities. Mortgage-backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation), which are not insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations guaranteed by the U.S. Government, whether or not such obligations are guaranteed by the private issuer. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making them more volatile and more sensitive to changes in interest rates.

■

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

■

Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do

8

Columbia Short-Intermediate Bond Fund

so, or at all. For more information on the risks of derivative investments and strategies, see the SAI.

■

Liquidity Risk – Illiquid securities are securities that cannot be readily disposed of in the normal course of business. There is a risk that the Fund may not be able to sell such securities at the time it desires, or that it cannot sell such securities without adversely affecting their price.

■

Dollar Rolls Risk – Dollar rolls are transactions in which the Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Fund’s portfolio turnover rate. If the Fund reinvests the proceeds of the security sold, the Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

9

Columbia Short-Intermediate Bond Fund

  Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class Z shares(a) has varied from year to year.

*	Year-to-date return as of June 30, 2008: 0.77%
(a)

The Fund commenced operations on March 31, 2008. The calendar year returns shown for all periods are the returns of Shares Class shares of Intermediate-Term Bond Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc. The returns shown have not been adjusted to reflect differences in expenses. If differences in expenses were reflected, the returns shown for all periods would be higher.

Best and Worst Quarterly Returns During this Period

Best:	3rd quarter 1998:	4.69%
Worst:	2nd quarter 2004:	-2.10%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

10

Columbia Short-Intermediate Bond Fund

Average Annual Total Return as of December 31, 2007

The table below shows the Fund’s Class Z shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table compares the Fund’s returns for each period with those of the Lehman Brothers Intermediate Government/Credit Bond Index, that tracks the performance of intermediate term U.S. Government and corporate bonds. Indices are not available for investment, and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year		5 years		10 years
Class Z shares returns before taxes	6.23%	(a)	4.00%	(a)	5.38%	(a)
Class Z shares returns after taxes on distributions	4.62%	(a)	2.48%	(a)	3.38%	(a)
Class Z shares returns after taxes on distributions and sale of Fund shares	4.01%	(a)	2.54%	(a)	3.38%	(a)
Lehman Brothers Intermediate Government/Credit Bond Index (reflects no deductions for fees, expenses or taxes)	7.39%		4.06%		5.76%

(a)

The Fund commenced operations on March 31, 2008. The returns shown for all periods are the returns of Shares Class shares of Intermediate-Term Bond Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc. The returns shown reflect that Class Z shares are sold without sales charges, but have not been adjusted to reflect differences in expenses. If differences in expenses were reflected, the returns shown for all periods would be higher.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or IRAs.

11

Columbia Short-Intermediate Bond Fund

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class Z shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs, such as brokerage commissions on the purchase and sale of portfolio securities, in addition to the annual Fund operating expenses disclosed in the fee table.

12

Columbia Short-Intermediate Bond Fund

Shareholder Fees (paid directly from your investment)

Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

Class Z Shares
Management fees(a)(b)	0.50%
Distribution and service (12b-1) fees	0.00%
Other expenses(c)	0.19%
Acquired fund fees and expenses(d)	0.01%
Total annual Fund operating expenses(e)	0.70%

(a)

Management fees include an investment advisory fee of 0.35% and an administrative fee of 0.15%. The Advisor has implemented a breakpoint schedule for the Fund’s investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The breakpoint schedule for the Fund is as follows: 0.35% for assets up to $1 billion; 0.30% for assets in excess of $1 billion and up to $1.5 billion; 0.29% for assets in excess of $1.5 billion and up to $3 billion; 0.28% for assets in excess of $3 billion and up to $6 billion; and 0.27% in excess of $6 billion.

(b)

The Administrator has voluntarily agreed to waive 0.05% of the fees payable to it. If this waiver were reflected in the table, “Management fees” would be 0.45% and “Total annual Fund operating expenses” would be 0.65%. The Administrator, at its discretion, may revise or discontinue this arrangement at any time.

(c)	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.

(d)

Acquired fund fees and expenses include fees and expenses associated with the Fund’s investments in other investment companies. Since they are incurred only indirectly by the Fund, such fees and expenses are not considered ordinary operating expenses of the Fund for purposes of a contractual expense limitation, if any.

(e)

The Advisor has contractually agreed to bear a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed 0.75% annually through July 31, 2009.

13

Columbia Short-Intermediate Bond Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class Z shares of the Fund for the periods indicated,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class Z Shares	$72	$224	$390	$871

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

14

Columbia Short-Intermediate Bond Fund

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Investment Guidelines

As a general matter, unless otherwise noted, whenever an investment policy or limitation states a percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of the security or asset.

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in the Columbia Money Market Funds

The Fund may invest uninvested cash and cash collateral received in connection with its securities lending program in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned, or if it incurs losses on the reinvestment of cash collateral.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q (forms filed with the SEC that include portfolio holdings information) for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a fiscal quarter-end are disclosed approximately 60 calendar days after such quarter-end. The Fund’s largest 15 holdings as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates may also be disclosed on the Columbia Funds’ website.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions, including, for example, investing in money market instruments or holding cash or cash equivalents. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover can generate larger distributions of short-term capital gains to shareholders, which for individuals are generally taxable at higher rates than long-term capital gains for federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s historical portfolio turnover rates in the Financial Highlights.

15

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of June 30, 2008, the Advisor had assets under management of approximately $390.7 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. In rendering investment advisory services, the Advisor may use the portfolio management and research resources of Columbia Management Pte. Ltd., an affiliate of the Advisor. The Advisor may also use the research and other expertise of other affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s current fiscal year, aggregate advisory fees paid to the Advisor by the Fund are expected to amount to 0.35% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended March 31, 2008.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

At present, the Advisor has not engaged any investment sub-advisor for the Fund.

16

Management of the Fund

Portfolio Managers

Information about the Advisor’s portfolio managers who are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Frank A. Salem

Co-manager. Service with the Fund since 2008 and with the predecessor fund since 1998.

Managing Director of the Advisor; associated with the Advisor or its predecessors since 1998.

Alexander D. Powers

Co-manager. Service with the Fund since 2008 and with the predecessor fund since 2004.

Managing Director of the Advisor; associated with the Advisor or its predecessors since 1996.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee,

as a % of Average Daily Net Assets

Columbia Short-Intermediate Bond Fund	0.15%

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Bank of America affiliates, for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees, subject to certain limitations, paid by the Transfer Agent on the Fund’s behalf.

17

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates may also provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

■	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;
■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These types of conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates – Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

18

Management of the Fund

Certain Legal Matters

On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) (“Columbia”) and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the “Distributor”) (collectively, the “Columbia Group”) entered into an Assurance of Discontinuance with the New York Attorney General (“NYAG”) (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission (“SEC”) (the “SEC Order”) on matters relating to mutual fund trading.

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group’s applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the $140 million in settlement amounts described above is being distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007. Distributions under the distribution plan began in late June 2007.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of the Columbia

Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court’s memoranda dated November 3, 2005, the United States District Court for the District of Maryland granted in part and denied in part the defendants’ motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 (“ICA”) and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption (“the CDSC Lawsuit”). The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

On September 14, 2007, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. The settlement is subject to court approval.

19

Management of the Fund

In 2004, the Columbia Funds’ adviser and distributor and certain affiliated entities and individuals were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. Certain Columbia Funds were named as nominal defendants. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and entered final judgment in favor of the defendants. The plaintiffs appealed to the United States Court of Appeals for the First Circuit on December 30, 2005. A stipulation and settlement agreement dated January 19, 2007 was filed in the First Circuit on February 14, 2007, with a joint stipulation of dismissal and motion for remand to obtain district court approval of the settlement. That joint motion was granted and the appeal was dismissed. On March 6, 2007, the case was remanded to the District Court. The settlement, approved by the District Court on September 18, 2007, became effective October 19, 2007. Pursuant to the settlement, the funds’ adviser and/or its affiliates made certain payments, including plaintiffs’ attorneys’ fees and costs of notice to class members.

20

About Class Z Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this prospectus: Class Z shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class Z shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

Class Z Shares
Eligible Investors and Minimum Initial Investments	Class Z shares are available only to certain eligible investors, which are subject to different minimum initial investment requirements. These minimum initial investment amounts range from $0 to $2,500. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for details.
Investment Limits	none
Conversion Features	none
Front-End Sales Charges	none
Contingent Deferred Sales Charges (CDSCs)	none
Maximum Distribution and Service Fees	none

FUNDamentals™
Selling and/or Servicing Agents The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents	include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

21

About Class Z Shares

Financial Intermediary Compensation

The Distributor and the Advisor may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and the Advisor may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

The Distributor, the Transfer Agent and the Advisor may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.15% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the Advisor. The Distributor and the Advisor may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the Advisor and their affiliates are paid out of the Distributor’s and the Advisor’s own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and the Advisor and their affiliates and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and the Advisor have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

22

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals™
NAV Calculation
Each of the Fund’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

23

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date.

FUNDamentals™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than

$100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of your account application. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

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Buying, Selling and Exchanging Shares

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds generally will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such an automatic sale. Generally, you may avoid such an automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

If the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked

25

Buying, Selling and Exchanging Shares

accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or former Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Columbia Funds or certain of their service providers will enter into information sharing agreements with financial intermediaries, including participating life insurance companies and financial intermediaries that sponsor or offer retirement plans through which shares of the Columbia Funds are made available for purchase. Pursuant to Rule 22c-2, financial intermediaries are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and procedures. See Buying, Selling and Exchanging Shares – Excessive Trading Practices for more information.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

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Buying, Selling and Exchanging Shares

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

■	negative impact on the Fund’s performance;

■	potential dilution of the value of the Fund’s shares;

■

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

■	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

■	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

■	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

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Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Once you have opened an account, you can buy Class Z shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer. Class Z shares are only available to the categories of eligible investors described below, each of which is subject to its own minimum initial investment requirements.

For investors establishing a Systematic Investment Plan, the minimum initial investment is $50.

Minimum Initial Investments

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

■

Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

■

Any health savings account sponsored by a third party platform, including those sponsored by Bank of America affiliates, and any omnibus group retirement plan for which a financial intermediary or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

■

Any investor participating in a wrap program sponsored by a financial intermediary or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $1,000:

■

Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a financial intermediary or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,500:

■

Any client of Bank of America or one of its subsidiaries buying shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America or the subsidiary.

■	Any investor buying shares through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code.

■

Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z Shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with another fund distributed by the Distributor.

■	Any trustee or director (or family member of a trustee or director) of a fund distributed by the Distributor.

■	Any employee (or family member of an employee) of Bank of America or one of its subsidiaries.

■

Any investor participating in an account offered by a financial intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Fund for those

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Buying, Selling and Exchanging Shares

services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor buying shares through a financial intermediary must independently satisfy the minimum investment requirement noted above).

■

Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

■

Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Bank of America and its affiliates and/or subsidiaries.

Minimum Additional Investments

There is no minimum additional investment for Class Z shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan.

Dividend Diversification

Generally, you may automatically invest distributions made by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made by a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class Z shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class Z shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

Other Purchase Rules You Should Know

■	Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated net asset value per share.

■	You generally buy Class Z shares at net asset value per share because no front-end sales charge applies to purchases of this share class.

■

The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

■	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class Z shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class Z shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class Z shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the

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Buying, Selling and Exchanging Shares

Transfer Agent or your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, we may require your signature to be Medallion guaranteed.

You can choose to receive your withdrawals via check or direct deposit into your bank account. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

■	Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated net asset value per share.

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you paid for your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

■	No interest will be paid on uncashed redemption checks.
■

Columbia Funds can delay payment of the sale proceeds for up to seven days and may suspend redemptions and/or postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

■	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

■	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class Z shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact the Transfer Agent or your financial advisor to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

■	Exchanges are made at net asset value.

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

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Buying, Selling and Exchanging Shares

■	The rules for buying shares of a Columbia Fund generally apply to exchanges into that Fund.

■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.

■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■	Unless your account is part of a tax-advantaged retirement plan, an exchange for shares of another fund is a taxable event, and you may recognize a gain or loss for tax purposes.

31

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	daily
Distributions	monthly

The Fund may, however, pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month in which the distribution was declared. If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sale of such shares. Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

If you buy shares of the Fund when it holds securities with unrealized capital gain, you may, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes any net realized gain. Any such distribution is generally subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset capital gains realized by the Fund that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

32

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. The Fund expects that distributions will consist primarily of ordinary income. In addition, you should be aware of the following:

■

The Fund intends to qualify each year as a regulated investment company. A regulated investment company is generally not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

■

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. The Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

■	A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Fund shares (including those paid in securities) usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term or disallowed.

■

The Fund is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

FUNDamentals™

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

33

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

The information in the financial highlights table represents Shares Class shares of Intermediate-Term Bond Fund, a series of Excelsior Funds, Inc. (Intermediate-Term Bond Fund), the predecessor to the Fund prior to March 31, 2008. The information for the fiscal year ended March 31, 2007 and March 31, 2008 has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. You can request a free annual report containing those financial statements by calling 800.345.6611.

The independent registered public accounting firm’s report and the Fund’s financial statements are incorporated by reference into the SAI. The information for the fiscal years ended March 31, 2006, 2005 and 2004 were audited by Intermediate-Term Bond Fund’s previous independent registered public accounting firm, whose report expressed unqualified opinions.

Columbia Short-Intermediate Bond Fund – Class Z Shares

	Year Ended March 31,
	2008(a)	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$7.10	$7.01	$7.16	$7.40	$7.39
Income from Investment Operations
Net Investment Income	0.31 (b)	0.31 (b)	0.27 (b)	0.26 (b)	0.26
Net Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Swap Contracts	0.13	0.09	(0.12)	(0.22)	0.11
Total from Investment Operations	0.44	0.40	0.15	0.03	0.37
Less Distributions to Shareholders
From Net Investment Income	(0.30)	(0.31)	(0.28)	(0.26)	(0.26)
From Net Realized Gains	—	—	(0.02)	(0.01)	(0.10)
Total Distributions to Shareholders	(0.30)	(0.31)	(0.30)	(0.27)	(0.36)
Net Asset Value, End of Period	$7.24	$7.10	$7.01	$7.16	$7.40
Total Return(c)(d)	6.42%	5.79%	2.06%	0.45%	5.25%
Ratios to Average Net Assets/Supplemental Data
Net Expenses(e)	0.75%	0.75%	0.72%	0.60%	0.56%
Waiver/Reimbursement	0.05%	0.05%	0.09%	0.21%	0.13%
Net Investment Income(e)	4.31%	4.38%	3.74%	3.53%	3.56%
Portfolio Turnover Rate	109%	70%	75%	59%	85%
Net Assets, End of Period (000’s)	$445,625	$467,276	$437,073	$410,392	$413,267

(a)

On March 31, 2008, the Shares class of Intermediate-Term Bond Fund, a series of Excelsior Funds, Inc., was reorganized into the Fund’s Class Z. The financial information of Class Z includes the financial information of Intermediate-Term Bond Fund’s Shares class.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	The benefits derived from custody credits had an impact of less than 0.01%.

34

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Class Z shares of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The annual expense ratio used for the share class, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The chart shown below reflects the maximum initial sales charge.

Columbia Short-Intermediate Bond Fund – Class Z Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.70%	4.30%	$10,430.00	$71.51
2	10.25%	0.70%	8.78%	$10,878.49	$74.58
3	15.76%	0.70%	13.46%	$11,346.27	$77.79
4	21.55%	0.70%	18.34%	$11,834.15	$81.13
5	27.63%	0.70%	23.43%	$12,343.02	$84.62
6	34.01%	0.70%	28.74%	$12,873.77	$88.26
7	40.71%	0.70%	34.27%	$13,427.35	$92.05
8	47.75%	0.70%	40.05%	$14,004.72	$96.01
9	55.13%	0.70%	46.07%	$14,606.92	$100.14
10	62.89%	0.70%	52.35%	$15,235.02	$104.45
Total Gain After Fees and Expenses				$5,235.02
Total Annual Fees and Expenses Paid					$870.54

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

35

For More Information

You’ll find more information about the Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail: Columbia Funds

c/o Columbia Management Services, Inc.

P.O. Box 8081,
Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual

Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

For purposes of any electronic version of this prospectus, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this prospectus.

The investment company registration number of Columbia Funds Series Trust I, of which the Fund is a series, is 811-04367.

Columbia Short-Intermediate Bond Fund

Class Z Shares

Prospectus, August 1, 2008

©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/153773-0808

Prospectus

August 1, 2008

Columbia Funds

Columbia Bond Fund

Class A and Class C Shares

Advised by Columbia Management Advisors, LLC

NOT FDIC-INSURED	Not Bank Issued	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK GUARANTEED	May Lose Value

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

Prospectus Primer

This prospectus tells you about Columbia Bond Fund (the Fund), which is one of the income funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of the Fund, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information,

■	fees and expenses, and

■	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

■	a discussion of the Fund’s primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and
■	a summary of the Fund’s various share classes offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Fund, including:

■	how to buy, sell and exchange shares of the Fund, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of the Fund’s financial information, and

■	hypothetical fee and expense data that show the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

■	by telephone at 800.345.6611.

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management Group, LLC

The Fund is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

Columbia Bond Fund

FUNDimensions™
Columbia Bond Fund
Investment Objective:	Current income, consistent with minimal fluctuation of principal
Investment Style:	Intermediate-Term Bond
Benchmark:	Lehman Brothers U.S. Aggregate Bond Index
Ticker Symbols:	Class A: CNDAX Class C: CNDCX
Principal Risks:

Investment strategy risk

Market risk

Interest rate risk

Credit risk

U.S. Government obligations risk

Low and below investment grade securities risk

Asset-backed securities risk

Mortgage-backed securities risk

Foreign securities risk

Derivatives risk

Liquidity risk

Dollar rolls risk

FUNDamentals™

Benchmarks

Benchmarks are indices that provide some guidance in assessing fund performance. A fund does not, however, limit its investments to the securities within its benchmark(s), and a fund’s holdings can differ from those of any particular benchmark or index. Benchmarks are only guideposts for performance.

FUNDamentals™

Fixed Income Funds

Fixed income funds invest primarily in debt securities that may be issued by governments, companies or special purpose entities. Debt securities pay interest at a specified rate on a specified date or dates, and the principal is paid when the security reaches maturity. Prices of debt securities may appreciate as interest rates fall but may lose value as interest rates rise.

Fixed income funds may be a suitable investment for you if you:

■  are looking for a regular stream of income, and

■  are prepared to bear the interest rate and other risks associated with investments in debt securities.

  Investment Objective

The Fund seeks current income, consistent with minimal fluctuation of principal.

  Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in bonds and other debt securities. The Fund generally invests at least 65% of its assets in debt securities issued by the U.S. Government and its agencies and instrumentalities, debt securities issued by corporations, and mortgage- and other asset-backed securities that, at the time of purchase, are rated in at least one of the three highest rating categories or are unrated but determined by the Advisor to be of comparable quality. The Fund may invest up to 25% of its assets in dollar-denominated debt securities issued by foreign governments, companies or other entities and up to 20% of its assets in preferred stock. The Fund also may invest up to 25% of its assets in securities that, at the time of purchase, are rated below investment grade or unrated but determined by the Advisor to be of comparable quality, which are commonly referred to as “junk bonds.” The Fund’s dollar-weighted average maturity and duration will vary over time depending on the Advisor’s expectations for market and economic conditions.

The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset. The Fund may also invest in private placements.

The Fund may invest in mortgage dollar rolls up to the Fund’s then current position in mortgage-backed securities.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers, industry sectors and maturities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and/or capital appreciation. The

Columbia Bond Fund

Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its coupon, yield, maturity, any call features and value relative to other securities.

The Advisor may sell a security if the Advisor believes that there is deterioration in the issuer’s financial circumstances, or that other investments are more attractive; if there is deterioration in a security’s credit rating; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

FUNDamentals™

U.S. Treasury and U.S. Government Obligations

U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (i) the full faith and credit of the U.S. Government, (ii) the right of the issuer to borrow from the U.S. Treasury, (iii) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer or (iv) the credit of the issuer.

FUNDamentals™

Investment Grade and Below Investment Grade Securities

Investment grade securities include securities that are rated in one of the four highest rating categories as determined by a nationally recognized statistical rating organization, such as Standard&Poor’s, Fitch or Moody’s, or are unrated securities determined to be of comparable quality. Investment grade securities are rated (from highest to lowest quality) as AAA, AA, A or BBB by Standard&Poor’s and Fitch or as Aaa, Aa, A or Baa by Moody’s. Below investment grade securities include securities that are rated lower than investment grade securities and also may include securities that are unrated.

FUNDamentals™

Mortgage- and Asset-Backed Securities

Mortgage-backed securities represent interests in, or are backed by, pools of underlying mortgages. Mortgage-backed securities may include U.S. Government obligations, or securities that are issued or guaranteed by private issuers, including collateralized mortgage obligations, commercial mortgage-backed securities, and mortgage-backed securities that are traded on a to-be-announced basis.

Asset-backed securities are interests in, or are backed by, pools of receivables, such as automobile loans, credit card loans, equipment leases, home equity loans, manufactured housing loans, collateralized debt obligations and other types of consumer loans or lease receivables.

  Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk

Columbia Bond Fund

is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■

U.S. Government Obligations Risk – U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

■

Low and Below Investment Grade Securities Risk – Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor’s or Fitch) or that are below investment grade (e.g., BB or below by Standard & Poor’s or Fitch) are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium – a higher interest rate or yield –

because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody’s, Standard & Poor’s and Fitch are based on analyses by these rating agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

■

Asset-Backed Securities Risk – The value of the Fund’s asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market’s assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

■

Mortgage-Backed Securities Risk – The value of the Fund’s mortgage-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market’s assessment of the quality of underlying assets. Mortgage-backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage-backed securities. Mortgage-backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the

Columbia Bond Fund

market value of the securities themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation), which are not insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations guaranteed by the U.S. Government, whether or not such obligations are guaranteed by the private issuer. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making them more volatile and more sensitive to changes in interest rates.

■

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

■

Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the SAI.

■

Liquidity Risk – Illiquid securities are securities that cannot be readily disposed of in the normal course of business. There is a risk that the Fund may not be able to sell such securities at the time it desires, or that it cannot sell such securities without adversely affecting their price.

Columbia Bond Fund

■

Dollar Rolls Risk – Dollar rolls are transactions in which the Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Fund’s portfolio turnover rate. If the Fund reinvests the proceeds of the security sold, the Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

Columbia Bond Fund

  Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class A shares(a) has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

*	Year-to-date return of June 30, 2008: 0.49%

(a)

The Fund commenced operations on March 31, 2008. The calendar year returns shown for all periods are the returns of Shares Class shares of Core Bond Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc. The returns shown have not been adjusted to reflect differences in expenses. If differences in expenses were reflected, the returns shown for all periods would be lower.

Best and Worst Quarterly Returns During this Period

Best:	4th quarter 2000:	5.07%
Worst:	2nd quarter 2004:	-2.26%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

Columbia Bond Fund

Average Annual Total Return as of December 31, 2007

The table below shows the Fund’s Class A shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The returns shown reflect applicable sales charges. The table also shows the average annual returns for the Fund’s Class C shares, but it does not show after-tax returns for the Fund’s Class C shares, which will vary from those shown for the Fund’s Class A shares. The table compares the Fund’s returns for each period with those of the Lehman Brothers U.S. Aggregate Bond Index, an index that tracks the daily price, coupon, pay-downs, and total performance of fixed rate, publicly placed, dollar denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. Indices are not available for investment, and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year		5 years		10 years
Class A shares returns before taxes	0.91%	(a)	3.31%	(a)	5.07%	(a)
Class A shares returns after taxes on distributions	-0.62%	(a)	1.66%	(a)	3.00%	(a)
Class A shares returns after taxes on distributions and sale of Fund shares	0.56%	(a)	1.87%	(a)	3.06%	(a)
Class C shares returns before taxes	4.98%	(a)	4.32%	(a)	5.59%	(a)
Lehman Brothers U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	6.98%		4.32%		5.59%

(a)

The Fund commenced operations on March 31, 2008. The returns shown for all periods are the returns of Shares Class shares of Core Bond Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc. The returns shown reflect applicable sales charges, but have not been adjusted to reflect differences in expenses. If differences in expenses were reflected, the returns shown for all periods would be lower.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or IRAs.

Columbia Bond Fund

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class A and Class C shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

■  distribution and service fees (sometimes referred to in the industry as “12b-1 fees”), which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors, including affiliates of Bank of

    America. See Choosing a Share Class – Distribution and Service Fees for more information.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs, such as brokerage commissions on the purchase and sale of portfolio securities, in addition to the annual Fund operating expenses disclosed in the fee table.

Columbia Bond Fund

Shareholder Fees (paid directly from your investment)

	Class A Shares		Class C Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	4.75%		N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	(a)	1.00%	(b)

Annual Fund Operating Expenses (deducted from the Fund’s assets)

	Class A Shares	Class C Shares
Management fees(c)(d)	0.78%	0.78%
Distribution and service (12b-1) fees	0.25%	1.00%
Other expenses(e)	0.11%	0.11%
Acquired fund fees and expenses(f)	—	—
Total annual Fund operating expenses	1.14%	1.89%
Fee waivers and/or reimbursements(g)	-0.23%	-0.23%
Total net expenses	0.91%	1.66%

(a)

This charge applies to investors who buy $1 million or more of Class A shares and redeem them within one year of purchase, with certain limited exceptions. See Choosing a Share Class – Sales Charges and Commissions for details.

(b)

This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions. See Choosing a Share Class – Sales Charges and Commissions for details.

(c)

Management fees include an investment advisory fee of 0.63% and an administrative fee of 0.15%. The Advisor has implemented a breakpoint schedule for the Fund’s investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The breakpoint schedule for the Fund is as follows: 0.65% for assets up to $500 million; 0.35% for assets in excess of $500 million and up to $1 billion; 0.32% for assets in excess of $1 billion and up to $1.5 billion; 0.29% for assets in excess of $1.5 billion and up to $3 billion; 0.28% for assets in excess of $3 billion and up to $6 billion; and 0.27% for assets in excess of $6 billion.

(d)

The Administrator has voluntarily agreed to waive 0.05% of the fees payable to it. If this waiver were reflected in the table, “Management fees” would be 0.73% and “Total annual Fund operating expenses” would be 1.09% and 1.84% for Class A and Class C shares, respectively. The Administrator, at its discretion, may revise or discontinue this arrangement at any time.

(e)	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.

(f)	Amounts less than 0.01% are shown as dashes (—) in acquired fund fees and expenses but are included in other expenses.

(g)

The Advisor has contractually agreed to bear a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed 0.66% annually through July 31, 2009.

Columbia Bond Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class A or Class C shares of the Fund for the periods indicated,

■	you pay the maximum applicable sales charge,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on July 31, 2009, they are only reflected in the 1 year and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A Shares	$563	$798	$1,052	$1,776
Class C Shares
Assuming no redemption	$169	$572	$1,000	$2,193
Assuming complete redemption of shares at the end of the period	$269	$572	$1,000	$2,193

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

Columbia Bond Fund

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Investment Guidelines

As a general matter, unless otherwise noted, whenever an investment policy or limitation states a percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of the security or asset.

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in the Columbia Money Market Funds

The Fund may invest uninvested cash and cash collateral received in connection with its securities lending program in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The

Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned, or if it incurs losses on the reinvestment of cash collateral.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q (forms filed with the SEC that include portfolio holdings information) for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a fiscal quarter-end are disclosed approximately 60 calendar days after such quarter-end. The Fund’s largest 15 holdings as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

In addition, more current information concerning the Fund’s portfolio holdings as of specified dates may also be disclosed on the Columbia Funds’ website.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions, including, for example, investing in money market instruments or holding cash or cash equivalents. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

Columbia Bond Fund

Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover can generate larger distributions of short-term capital gains to shareholders, which for individuals are generally taxable at higher rates than long-term capital gains for federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s historical portfolio turnover rates in the Financial Highlights.

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of June 30, 2008, the Advisor had assets under management of approximately $390.7 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. In rendering investment advisory services, the Advisor may use the portfolio management and research resources of Columbia Management Pte. Ltd., an affiliate of the Advisor. The Advisor may also use the research and other expertise of other affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s current fiscal year, aggregate advisory fees paid to the Advisor by the Fund are expected to amount to 0.65% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended March 31, 2008.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

At present, the Advisor has not engaged any investment sub-advisor for the Fund.

Management of the Fund

Portfolio Managers

Information about the Advisor’s portfolio managers who are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Alexander D. Powers

Co-manager. Service with the Fund since 2008 and with the predecessor fund since 1997.

Managing Director of the Advisor, associated with the Advisor or its predecessors since 1996.

Michael Zazzarino

Co-manager. Service with the Fund since 2008 and with the predecessor fund since 2005.

Managing Director of the Advisor, associated with the Advisor or its predecessors since 2005. Prior to March 2005, Mr. Zazzarino was a Vice President and Portfolio Manager in the Core Fixed Income Group at Brown Brothers Harriman.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets

Columbia Bond Fund	0.15%

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Bank of America affiliates, for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees, subject to certain limitations, paid by the Transfer Agent on the Fund’s behalf.

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of
America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates may also provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank
of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

■

  compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

■

  the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of
America affiliates;

■

  separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■

  regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

■

  lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

■

  regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other
Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private
Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■

  the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These types of conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of
America and Affiliates – Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

Management of the Fund

Certain Legal Matters

On February 9,
2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) (“Columbia”) and Columbia Funds Distributor, Inc. (which has been renamed Columbia
Management Distributors, Inc.) (the “Distributor”) (collectively, the “Columbia Group”) entered into an Assurance of Discontinuance with the New York Attorney General (“NYAG”) (the “NYAG Settlement”) and
consented to the entry of a cease-and-desist order by the Securities and Exchange Commission (“SEC”) (the “SEC Order”) on matters relating to mutual fund trading.

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group’s applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the $140 million in settlement amounts described above is being distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007. Distributions under the distribution plan began in late June 2007.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the
Bank of America Corporation
 Form 8-K filing on February 10, 2005.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of

the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on
Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”).
Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants
filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court’s memoranda dated November 3, 2005, the United States District Court for the District of Maryland granted in part and denied in part the defendants’ motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections
34(b) and 36(a) of the Investment Company Act of 1940 (“ICA”) and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption (“the CDSC Lawsuit”). The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

On September 14, 2007, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. The settlement is subject to court approval.

Management of the Fund

In 2004, the Columbia Funds’ adviser and
distributor and certain affiliated entities and individuals were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940
and state law. Certain Columbia Funds were named as nominal defendants. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on
June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and entered final judgment in favor of the defendants. The plaintiffs appealed to the United States Court of Appeals for the First Circuit on December 30, 2005. A
stipulation and settlement agreement dated January 19, 2007 was filed in the First Circuit on February 14, 2007, with a joint stipulation of dismissal and motion for remand to obtain district court approval of the settlement. That joint motion was granted and the appeal was dismissed. On March 6, 2007, the case was remanded to the District Court. The settlement, approved by the District Court on September 18, 2007, became effective October 19, 2007. Pursuant to the settlement, the funds’
adviser and/or its affiliates made certain payments, including plaintiffs’ attorneys’ fees and costs of notice to class members.

Choosing a Share Class

Comparison of the Share Classes

Share Class Features

The Fund offers two classes of shares in this prospectus: Class A and Class C shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class A and Class C shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

Class A Shares

Class C Shares

Eligible Investors and Minimum Initial Investments(a)

Minimum initial investments range from $0 to $2,500; the share class is available to the general public for investment.

Minimum initial investments range from $0 to $2,500; the share class is available to the general public for investment.

Investment Limits

none

up to $999,999

Conversion Features

none

none

Front-End Sales Charges(b)

4.75% maximum, declining to 0.00% on investments of $1 million or more none

Contingent Deferred Sales Charges (CDSCs)(b)

none, except a 1.00% CDSC applies to certain investments of between $1 million and $50 million sold within one year of purchase

1.00% on investments sold within one year of purchase

Maximum Distribution and Service Fees

0.25% service fee

0.75% distribution fee 0.25% service fee

(a)
  See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of these share classes.

(b)
  See Choosing a Share Class – Reductions/Waivers of Sales Charges for information about certain exceptions to these sales charges.

FUNDamentals™

  Selling and/or Servicing
Agents       The terms “selling agent” and “servicing agent” refer to
the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

Choosing a Share Class

Sales Charges and Commissions

Sales charges,
commissions and distribution and service fees (discussed in a separate sub-section below) compensate selling and/or servicing agents, and typically your financial advisor, for selling shares to you and for maintaining and servicing the shares held in your account. These charges, commissions and fees are intended to provide incentives for selling and/or servicing agents to provide these services.

Depending on which share class you choose you will pay these charges either at the outset as a front-end sales charge, at the time you sell your shares as a contingent deferred sales charge and/or over time in the form of increased ongoing fees. Whether the ultimate cost is higher for one class over the other depends on how long you hold your shares.

Class A Shares – Front-End
Sales Charge

You’ll pay a front-end sales charge when you buy Class A shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for more information.

FUNDamentals™

Front-End Sales Charge
Calculation

The table below presents the front-end sales charge as a percentage of both the offering price and the net amount invested.

■  The offering price per share is the net asset value per share plus any front-end sales charge that applies.

■  The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.

The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge in the table) and the net
asset value of those shares.

To determine the front-end sales charge you will pay when
you buy your shares, the Fund will add the amount of your investment to the value of your account and base the sales charge on the aggregate amount. This approach is designed to assure that you pay the lowest applicable sales charge possible. See
Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation.

The front-end sales charge you’ll pay on Class A shares:

■

depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

■

is based on the total amount of your purchase and the value of your account.

Class A Shares – Front-End Sales Charge – Breakpoint Schedule

Dollar amount of shares bought(a)

Sales charge as a % of the offering price(b)

Sales charge as a % of the net amount invested(b)

Amount retained by or paid to selling and/or servicing agents as a % of the offering price

$0 – $49,999

4.75%

4.99%

4.25%

$50,000 – $99,999

4.50%

4.71%

4.00%

$100,000 – $249,999

3.50%

3.63%

3.00%

$250,000 – $499,999

2.50%

2.56%

2.25%

$500,000 – $999,999

2.00%

2.04%

1.75%

$1,000,000 or more

0.00%

0.00%

1.00%
(c),(d)

(a)
  Purchase amounts and account values are aggregated among all eligible Columbia Fund accounts for purposes of this table.

(b)

Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

(c)

1.00% on purchases from $1 million up to $3 million, 0.50% on purchases of $3 million up to $50 million and 0.25% on amounts of
$50 million or more. The Distributor pays selling and/or servicing agents on investments of $1 million or more, but may be reimbursed if a CDSC is deducted when the shares are sold.

(d)

For certain group retirement plans, selling and/or servicing agents are eligible to receive a 1.00% commission from the
Distributor on all purchases up to $3 million, including those in amounts of less than $1 million that are coded as commission eligible trades.

Choosing a Share Class

Class A Shares – CDSC and Commissions

In some cases, you’ll pay a CDSC if you sell Class A shares that you bought without an initial sales charge.

■

If you bought Class A shares without an initial sales charge because your accounts aggregated $1 million to $50 million at the time of purchase, you will incur a 1.00% CDSC if you redeem those shares within one year of buying them.

■

Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within one year of buying them.

The CDSC on Class A shares:

■

is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

■

will not be applied to any shares you receive through reinvested distributions.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class A shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest. The CDSC on Class A shares does not apply to retirement plans buying through a fee-based program.

The Distributor may pay your selling and/or servicing agent an up-front commission of up to 4.25% of the offering price per share when you buy Class A shares. The
Distributor funds the commission through the applicable sales charge.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

Class A Shares – Commission Schedule

Purchase Amount

Commission Level (as a % of net asset value per share)

$1 million – $2,999,999

1.00%

$3 million – $49,999,999

0.50%

$50 million or more

0.25%

FUNDamentals™

Contingent Deferred Sales Charge

A contingent deferred
sales charge or CDSC is a sales charge applied at the time you sell your shares, unlike a front-end sales charge that is applied at the time of purchase. A CDSC varies based on the length of time that you have held your shares.

Class C Shares – Sales Charges

You don’t pay a front-end sales charge when you buy Class C shares, but you may pay a CDSC when you sell Class C shares.

The CDSC on Class C shares:

■

is applied to the net asset value at the time of your purchase or sale, whichever is lower,

■

will not be applied to any shares you receive through reinvested distributions, and

■

generally declines each year until there is no sales charge for selling shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which your purchase was made. When you place an order to sell your Class C shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest.

Class C Shares – CDSC and Commissions

You’ll pay a CDSC of 1.00% when you sell Class C shares within one year of buying them unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details.

The Distributor
pays an up-front commission directly to your selling and/or servicing agent of up to 1.00% of the net asset value per share when you buy Class C shares. The Distributor seeks to recover this commission through distribution fees it receives under the
Fund’s distribution plan and any applicable CDSC applied when you sell your shares. See Choosing a Share Class – Distribution and Service Fees for details.

Choosing a Share Class

Reductions/Waivers of
Sales Charges

Front-End Sales Charge Reductions

There are
two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A shares of the Fund. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation, you may combine the value of eligible accounts maintained by you and your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your accounts, the Fund will use the current public offering price per share.

Second, by making a statement of intent to purchase additional shares, you may pay a lower sales charge on all purchases of Class A shares made within 13 months of the date of your statement of intent. Your statement of intent must state the aggregate amount of purchases you intend to make in that 13-month period, which must be at least $50,000. If you do not complete the purchases described in your statement of intent within 13 months, you will be charged the applicable sales charge on the amount you have invested to that date. To calculate the total value of the purchases you’ve made under a statement of intent, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account.

To obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. It is the responsibility of you and your financial advisor to ensure that you receive discounts for which you are eligible; the Fund is not responsible for a financial advisor’s failure to apply the eligible discount to your account. You may be asked by your financial advisor for account statements or other records to verify your discount eligibility, including, when applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family.

FUNDamentals™

Your “Immediate Family” and
Account Value Aggregation

For purposes of obtaining a Class A shares breakpoint discount, the value of your account will be deemed to include the value of all applicable shares in eligible accounts that are held by your “immediate family,” which includes your spouse (or legal equivalent under state law), parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law. Remember that in order to obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. Group plan accounts are valued at the plan level.

Eligible Accounts

The types of accounts that are eligible for the account value aggregation purposes described above are:

■

individual accounts,

■

joint accounts,

■

certain IRA accounts,

■

certain health savings accounts,

■

certain trust accounts, and

■

Uniform Gifts to Minors Act (UGMA)/Uniform Transfers to Minors Act (UTMA) accounts.

Eligible accounts include those registered in the name of the broker/dealer or other financial intermediary through which you own shares of the Columbia Funds.

Eligible accounts do not include Class R share accounts or accounts holding institutional share classes of the Columbia Money Market Funds (Capital Class shares,
Liquidity Class shares, Adviser Class shares, Investor Class shares, Trust Class shares, Institutional Class shares and Marsico shares). Certain share classes are not offered by this prospectus.

Choosing a Share Class

Front-End Sales Charge Waivers

Certain investors may buy Class A shares of the Fund at net asset value, without any front-end sales charge that would otherwise apply. These investors include affiliates of the Fund, broker/dealers, investors in wrap fee programs, investors through fee-based advisors, certain retirement plans, certain health savings accounts, certain shareholders of funds that were reorganized into Columbia Funds, investors using the proceeds of sales of Fund shares or of certain Bank of America trust or similar accounts, as well as insurance company separate accounts purchasing for the benefit of group retirement plans. Restrictions may apply to certain accounts and certain transactions.

CDSC Waivers

You may be
able to avoid an otherwise applicable CDSC when you sell Class A or Class C shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Columbia Funds or for other reasons.

Generally, a CDSC that would otherwise be applied may be waived for certain sales, including sales made under the Systematic Withdrawal Plan or in connection with the death or post-purchase disability of a shareholder; certain medical expenses; charitable gifts; involuntary sales; and agreements by selling and/or servicing agents to waive or return their commissions. Restrictions may apply to certain accounts and certain transactions.

The Fund may change or cancel these terms at any time. Any change or cancellation applies only to future purchases.

For more information about the sales charge reductions and waivers described here, consult the SAI.

Choosing a Share Class

Distribution and
Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder servicing plans which set the distribution and service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution and service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

Distribution (Rule 12b-1) and Service Fees

Distribution Fee

  Service   Fee

  Combined   Total

Class A

—

0.25%

0.25%

Class C

0.75%

0.25%

1.00%

The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution and/or shareholder servicing plans continue. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge you other fees for providing services to your account, which may be different from those described here.

Choosing a Share Class

Financial Intermediary Compensation

The Distributor and the Advisor may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and the Advisor may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America.
Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

The Distributor, the Transfer Agent and the Advisor may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Fund’s shares in any intermediary’s

program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.15% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the Advisor. The Distributor and the Advisor may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the Advisor and their affiliates are paid out of the Distributor’s and the Advisor’s own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and the Advisor and their affiliates and the services provided by financial intermediaries as well as a list of the intermediaries to which the
Distributor and the Advisor have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of
Interest for more information.

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals™

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

(Value of assets of the share class)

NAV

=

  – (Liabilities of the share
class)

Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the
Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations.
The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form”
by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date.

FUNDamentals™

Business Days

A business day is any day that the New York
Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the
NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed

and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can
obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can
communicate written buy, sell and exchange orders to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place orders to
buy, sell or exchange by telephone depending on how you complete the telephone authorization section of your account application. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN)
available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Buying, Selling and Exchanging Shares

Online Transactions

Once you have an account, contact Columbia
Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer
Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account.
This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds generally
will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such an automatic sale. Generally, you may avoid such an automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan.
Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

If the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call
800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked

Buying, Selling and Exchanging Shares

accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or former Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and
magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Columbia Funds or certain of their service providers will enter into information sharing agreements with financial intermediaries, including participating life insurance companies and financial intermediaries that sponsor or offer retirement plans through which shares of the Columbia Funds are made available for purchase. Pursuant to Rule 22c-2, financial intermediaries are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and procedures. See Buying, Selling and Exchanging Shares – Excessive Trading Practices for more information.

Excessive Trading Practices

Right to Reject or Restrict
Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the

Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the
Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts

Buying, Selling and Exchanging Shares

maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices –
The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

■

negative impact on the Fund’s performance;

■

potential dilution of the value of the Fund’s shares;

■

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

■

losses on the sale of investments resulting from the need to sell securities at less favorable prices;

■

increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

■

increased brokerage and administrative costs.

To the
extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the
Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Eligible Investors

Class A and Class C shares are available to the
general public for investment. Once you have opened an account, you can buy Class A and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.

Minimum Initial Investments

The minimum initial investment for Class A
and Class C shares is $2,500 for regular accounts and $1,000 for individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement plans. For investors establishing a
Systematic Investment Plan, the minimum initial investment is $50. There is no minimum initial investment for Class A or Class C shares bought through omnibus accounts, wrap accounts or health savings accounts, although your selling and/or servicing agent may impose its own investment minimum. For group retirement plans, the minimum initial investment and minimum additional investment are determined based on the plan’s investment rather than that of its individual participants.

Minimum Additional Investments

There is no minimum
additional investment for Class A or Class C shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan.

Dividend Diversification

Generally, you may automatically
invest distributions made by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made by a Columbia
Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class A or Class C shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at
800.422.3737.

Electronic Funds Transfer

You may buy
Class A or Class C shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

Other Purchase Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

■

  You generally buy Class A shares at the public offering price per share because purchases of Class A shares are generally subject to a front-end sales charge.

■

You buy Class C shares at net asset value per share because no front-end sales charge applies to purchases of this share class.

■

The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

Buying, Selling and Exchanging Shares

■

  Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■

Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying
them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class A or Class C shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds
Transfer

You may sell Class A or Class C shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan
lets you withdraw funds from your Class A and/or Class C shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, we may require your signature to be Medallion guaranteed.

You can choose to receive your withdrawals via check or direct deposit into your bank account. You won’t pay a CDSC on Class A or Class C shares if you withdraw 12% or less of the value of those shares in a year. Otherwise, Columbia Funds will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the

Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

In-Kind Distributions

The
Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated net asset value per share. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you paid for your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

■

No interest will be paid on uncashed redemption checks.

■

Columbia Funds can delay payment of the sale proceeds for up to seven days and may suspend redemptions and/or postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

■

  Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

■

  Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and
Policies.

Buying, Selling and Exchanging Shares

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic
Exchanges

You may buy Class A and/or Class C shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact the Transfer Agent or your financial advisor to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at
800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

■

Exchanges are made at net asset value.

■

You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■

  A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

■

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Columbia Fund and ends when you sell the shares of the Columbia Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Columbia Fund.

■

The rules for buying shares of a Columbia Fund generally apply to exchanges into that Fund.

■

You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■

You generally may make an exchange only into a Columbia Fund that is accepting investments.

■

  The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■

  Unless your account is part of a tax-advantaged retirement plan, an exchange for shares of another fund is a taxable event, and you may recognize a gain or loss for tax purposes.

Same-Fund Exchange Privilege for Class Z Shares

Certain shareholders invested in a class of shares other than Class Z may become eligible to invest in Class Z shares. Upon a determination of such eligibility, any such shareholders will be eligible to exchange their shares for Class Z shares of the same fund, if offered. No sales charges or other charges will apply to any such exchange. Ordinarily, shareholders will not recognize a gain or loss for federal income tax purposes upon such an exchange. Investors should contact their selling and/or servicing agents to learn more about the details of the Class Z shares exchange privilege.

Distributions and Taxes

Distributions to
Shareholders

A mutual fund can make money two ways:

■

  It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings
to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations

daily

Distributions

monthly

The Fund may, however, pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month in which the distribution was declared. If you sell all of your shares after the record date but before the payment date for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sale of such shares. Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

If you buy shares of the Fund when it holds securities with unrealized capital gain, you may, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes any net realized gain. Any such distribution is generally subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset capital gains realized by the Fund that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement
each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. The Fund expects that distributions will consist primarily of ordinary income. In addition, you should be aware of the following:

■

The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■

  Distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

■

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the
Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. The Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

■

  For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

■

  A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Fund

shares (including those paid in securities) usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term or disallowed.

■

The Fund is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS)
has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

FUNDamentals™

Taxes

The information provided above is only a summary of
how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

Financial Highlights

The financial highlights tables are designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Bond Fund – Class A Shares

Period Ended March 31, 2008(a)

Net Asset Value, Beginning of Period

$
9.09

Income from Investment Operations:

Net Investment Income(b)

—
(c)

Net Realized and Unrealized Gain (Loss) on Investments

—
(c)

Total from Investment Operations

—
(c)

Less Distributions to Shareholders:

From Net Investment Income

—
(c)

Net Asset Value, End of Period

$
9.09

Total Return(d)(e)(f)

0.01
%

Ratios to Average Net Assets/Supplemental Data:

Net Expenses(g)(h)

0.91
%

Waiver/Reimbursement(h)

0.14
%

Net Investment Income(g)(h)

4.16
%

Portfolio Turnover Rate(f)

49
%

Net Assets, End of Period (000’s)

$
10

(a)
  Class A shares commenced operations on March 31, 2008. Per share data and total return reflect activity from that date.

(b)
Per share data was calculated using the average shares outstanding during the period.

(c)
Rounds to less than $0.01.

(d)
  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)
  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f)
Not annualized.

(g)
The benefits derived from custody credits had an impact of less than 0.01%.

(h)
Annualized.

Financial Highlights

Columbia Bond Fund – Class C Shares

Period Ended March 31, 2008(a)

Net Asset Value, Beginning of Period

$9.09

Income from Investment Operations

Net Investment Income(b)

—
(c)

Net Realized and Unrealized Gain (Loss) on Investments

—
(c)

Total from Investment Operations

—
(c)

Less Distributions to Shareholders

From Net Investment Income

—
(c)

Net Asset Value, End of Period

$9.09

Total Return(d)(e)(f)

0.01
%

Ratios to Average Net Assets/Supplemental Data

Net Expenses(g)(h)

1.66
%

Waiver/Reimbursement(h)

0.14
%

Net Investment Income(g)(h)

3.41
%

Portfolio Turnover Rate(f)

49
%

Net Assets, End of Period (000’s)

$10

(a)
  Class C shares commenced operations on March 31, 2008. Per share data and total return reflect activity from that date.

(b)
Per share data was calculated using the average shares outstanding during the period.

(c)
Rounds to less than $0.01.

(d)
  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)
  Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)
Not annualized.

(g)
The benefits derived from custody credits had an impact of less than 0.01%.

(h)
Annualized.

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses. The charts also assume that all dividends and distributions are reinvested. The annual expense ratio used for each share class, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the charts and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment.
Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Bond Fund – Class A Shares

  Maximum Initial Sales
Charge 4.75%

Initial Hypothetical Investment Amount $10,000.00

Assumed Rate of Return 5%

Year

Cumulative Return Before Fees and Expenses

Annual Expense Ratio

Cumulative Return After Fees and Expenses

Hypothetical Year-End Balance After Fees and Expenses

Annual Fees and Expenses(a)

1

5.00%

0.91%

-0.85%
(b)

$9,914.57

$563.45

2

10.25%

1.14%

2.97%

$10,297.27

$115.21

3

15.76%

1.14%

6.95%

$10,694.75

$119.65

4

21.55%

1.14%

11.08%

$11,107.57

$124.27

5

27.63%

1.14%

15.36%

$11,536.32

$129.07

6

34.01%

1.14%

19.82%

$11,981.62

$134.05

7

40.71%

1.14%

24.44%

$12,444.11

$139.23

8

47.75%

1.14%

29.24%

$12,924.45

$144.60

9

55.13%

1.14%

34.23%

$13,423.34

$150.18

10

62.89%

1.14%

39.41%

$13,941.48

$155.98

Total Gain After Fees and Expenses

$3,941.48

Total Annual Fees and Expenses Paid

$1,775.69

(a)
  Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

(b)
Reflects deduction of the maximum initial sales charge.

Hypothetical Fees and Expenses

Columbia Bond Fund – Class C Shares

  Maximum Initial Sales
Charge 0.00%

Initial Hypothetical Investment Amount $10,000.00

Assumed Rate of Return 5%

Year

Cumulative Return Before Fees and Expenses

Annual Expense Ratio

Cumulative Return After Fees and Expenses

Hypothetical Year-End Balance After Fees and Expenses

Annual Fees and Expenses(a)

1

5.00%

1.66%

3.34%

$10,334.00

$168.77

2

10.25%

1.89%

6.55%

$10,655.39

$198.35

3

15.76%

1.89%

9.87%

$10,986.77

$204.52

4

21.55%

1.89%

13.28%

$11,328.46

$210.88

5

27.63%

1.89%

16.81%

$11,680.77

$217.44

6

34.01%

1.89%

20.44%

$12,044.05

$224.20

7

40.71%

1.89%

24.19%

$12,418.62

$231.17

8

47.75%

1.89%

28.05%

$12,804.83

$238.36

9

55.13%

1.89%

32.03%

$13,203.06

$245.77

10

62.89%

1.89%

36.14%

$13,613.68

$253.42

Total Gain After Fees and Expenses

$3,613.68

Total Annual Fees and Expenses Paid

$2,192.88

(a)
  Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Notes

For More Information

You’ll find more information about
the Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail: Columbia Funds

c/o
Columbia Management Services, Inc.

P.O. Box 8081

Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information
about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the
Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder

communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review
and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at
202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

For purposes of any electronic version of this prospectus, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this prospectus.

The investment company registration number of Columbia Funds Series Trust I, of which the Fund is a series, is 811-04367.

Columbia Bond Fund

Class A and Class C
Shares

Prospectus, August 1, 2008

©2008 Columbia Management
Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611
www.columbiafunds.com

INT-36/153954-0808

Prospectus

August 1, 2008

Columbia Funds

Columbia Bond Fund

Class Z Shares

Advised by
Columbia Management Advisors, LLC

NOT FDIC-INSURED

Not Bank Issued

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

NOT BANK GUARANTEED

May Lose Value

Fund
shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about Columbia Bond Fund (the Fund), which is one of the income funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of the Fund, including:

■

investment objective,

■

principal investment strategies and risks,

■

year-by-year performance information,

■

fees and expenses, and

■

a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

■

  a discussion of the Fund’s primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest,
and

■

a description of the Fund’s Class Z shares offered by this prospectus.

Later sections of the
prospectus talk about the details of investing in the Fund, including:

■

how to buy, sell and exchange shares of the Fund, and

■

how you will receive your investment proceeds.

The
prospectus also includes:

■

information about how federal and certain other taxes may affect your investment,

■

highlights of the Fund’s financial information, and

■

hypothetical fee and expense data that show the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■

  “FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■

a “FUNDimensions™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

■

graphic icons which are defined in the guide below.

Icons Guide

Investment Objective

Principal Investment Strategies

Principal Risks

Performance Information

Fees and Expenses

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■

by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

■

by telephone at 800.345.6611.

■

by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■

through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a
“Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management Group, LLC

The Fund is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the
Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Bond Fund

FUNDimensions™

Columbia Bond Fund

Investment Objective:

  Current income, consistent with minimal fluctuation of
principal

Investment Style:

Intermediate-Term Bond

Benchmark:

Lehman Brothers U.S. Aggregate Bond Index

Ticker Symbol:

Class Z: UMMGX

Principal Risks:

Investment
strategy risk

Market risk

Interest rate risk

Credit risk

U.S. Government obligations risk

Low and below investment grade securities risk

Asset-backed securities risk

Mortgage-backed securities risk

Foreign securities risk

Derivatives risk

Liquidity risk

Dollar rolls risk

FUNDamentals™

Benchmarks

Benchmarks are indices that provide some
guidance in assessing fund performance. A fund does not, however, limit its investments to the securities within its benchmark(s), and a fund’s holdings can differ from those of any particular benchmark or index. Benchmarks are only guideposts for performance.

FUNDamentals™

Fixed Income Funds

Fixed income funds invest primarily in
debt securities that may be issued by governments, companies or special purpose entities. Debt securities pay interest at a specified rate on a specified date or dates, and the principal is paid when the security reaches maturity. Prices of debt securities may appreciate as interest rates fall but may lose value as interest rates rise.

Fixed income funds may be a suitable investment for you if you:

■  are looking for a regular stream of income, and

■  are prepared to bear the interest rate and other risks associated with investments in debt securities.

  Investment Objective

The Fund seeks current income, consistent with minimal fluctuation of principal.

  Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in bonds and other debt securities. The Fund generally invests at least 65% of its assets in debt securities issued by the U.S. Government and its agencies and instrumentalities, debt securities issued by corporations, and mortgage- and other asset-backed securities that, at the time of purchase, are rated in at least one of the three highest rating categories or are unrated but determined by the Advisor to be of comparable quality. The Fund may invest up to 25% of its assets in dollar-denominated debt securities issued by foreign governments, companies or other entities and up to 20% of its assets in preferred stock. The Fund also may invest up to 25% of its assets in securities that, at the time of purchase, are rated below investment grade or unrated but determined by the Advisor to be of comparable quality, which are commonly referred to as “junk bonds.” The Fund’s dollar-weighted average maturity and duration will vary over time depending on the
Advisor’s expectations for market and economic conditions.

The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset. The Fund may also invest in private placements.

The Fund may invest in mortgage dollar rolls up to the Fund’s then current position in mortgage-backed securities.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers, industry sectors and maturities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and/or capital appreciation.
The

5

Columbia Bond Fund

Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its coupon, yield, maturity, any call features and value relative to other securities.

The Advisor may sell a security if the Advisor believes that there is deterioration in the issuer’s financial circumstances, or that other investments are more attractive; if there is deterioration in a security’s credit rating; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes)
discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

FUNDamentals™

U.S. Treasury and U.S. Government Obligations

U.S.
Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (i) the full faith and credit of the U.S. Government, (ii) the right of the issuer to borrow from the U.S. Treasury, (iii) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer or (iv) the credit of the issuer.

FUNDamentals™

Investment Grade and Below Investment Grade Securities

Investment grade securities include securities that are rated in one of the four highest rating categories as determined by a nationally recognized statistical rating organization, such as Standard&Poor’s, Fitch or Moody’s, or are unrated securities determined to be of comparable quality. Investment grade securities are rated (from highest to lowest quality) as AAA, AA, A or BBB by Standard&Poor’s and Fitch or as Aaa, Aa, A or Baa by Moody’s. Below
investment grade securities include securities that are rated lower than investment grade securities and also may include securities that are unrated.

FUNDamentals™

Mortgage- and Asset-Backed Securities

Mortgage-backed
securities represent interests in, or are backed by, pools of underlying mortgages. Mortgage-backed securities may include U.S. Government obligations, or securities that are issued or guaranteed by private issuers, including collateralized mortgage obligations, commercial mortgage-backed securities, and mortgage-backed securities that are traded on a to-be-announced basis.

Asset-backed securities are interests in, or are backed by, pools of receivables, such as automobile loans, credit card loans, equipment leases, home equity loans, manufactured housing loans, collateralized debt obligations and other types of consumer loans or lease receivables.

  Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets and the liquidity of these securities, among other factors.
In general, equity securities tend to have greater price volatility than debt securities.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the
Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

6

Columbia Bond Fund

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit”
of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■

U.S. Government Obligations Risk – U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

■

Low and Below Investment Grade Securities Risk – Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor’s or Fitch) or that are below investment grade (e.g., BB or below by Standard & Poor’s or Fitch) are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium – a higher interest rate or yield – because of the increased risk of loss, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody’s, Standard & Poor’s and Fitch are based on analyses by these rating agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

■

Asset-Backed Securities Risk – The value of the Fund’s asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market’s assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

■

Mortgage-Backed Securities Risk – The value of the Fund’s mortgage-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market’s assessment of the quality of underlying assets. Mortgage-backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage-backed securities. Mortgage-backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation), which are not insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market

7

Columbia Bond Fund

issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations guaranteed by the U.S. Government, whether or not such obligations are guaranteed by the private issuer. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making them more volatile and more sensitive to changes in interest rates.

■

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

■

Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or
“derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the SAI.

■

Liquidity Risk – Illiquid securities are securities that cannot be readily disposed of in the normal course of business. There is a risk that the Fund may not be able to sell such securities at the time it desires, or that it cannot sell such securities without adversely affecting their price.

■

Dollar Rolls Risk – Dollar rolls are transactions in which the Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Fund’s portfolio turnover rate. If the Fund reinvests the proceeds of the security sold, the Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

8

Columbia Bond Fund

  Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of
the Fund’s Class Z shares(a) has varied from year to year.

*
Year-to-date return as of June 30, 2008: 0.70%

(a)

The Fund commenced operations on March 31, 2008. The calendar year returns shown for all periods are the returns of Shares Class shares of Core Bond Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc. The returns shown have not been adjusted to reflect differences in expenses. If differences in expenses were reflected, the returns shown for all periods would be higher.

Best and Worst Quarterly Returns During this Period

Best:

4th quarter 2000:

5.07%

Worst:

2nd quarter 2004:

-2.26%

FUNDamentals™

Fund Performance

Many factors can affect a mutual
fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

9

Columbia Bond Fund

Average Annual Total Return as of December 31, 2007

The table
below shows the Fund’s Class Z shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table compares the Fund’s returns for each period with those of the Lehman Brothers U.S. Aggregate Bond Index, an index that tracks the daily price, coupon, pay-downs, and total performance of fixed rate, publicly placed, dollar denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. Indices are not available for investment, and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

1 year

5 years

10 years

Class Z shares returns before taxes

5.98%
(a)

4.32%
(a)

5.59%
(a)

Class Z shares returns after taxes on distributions

4.38%
(a)

2.65%
(a)

3.51%
(a)

Class Z shares returns after taxes on distributions and sale of Fund shares

3.85%
(a)

2.74%
(a)

3.51%
(a)

Lehman Brothers U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)

6.97%

4.42%

5.97%

(a)

The Fund commenced operations on March 31, 2008. The returns shown for all periods are the returns of Shares Class shares of Core
Bond Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc. The returns shown reflect that Class Z shares are sold without sales charges, but have not been adjusted to reflect differences in expenses. If differences in expenses were reflected, the returns shown for all periods would be higher.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or IRAs.

10

Columbia Bond Fund

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class Z shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are
paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses
include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See
Management of the Fund – Primary Service Providers for more information.

■  other expenses, which generally
include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs, such as brokerage commissions on the purchase and sale of portfolio securities, in addition to the annual Fund operating expenses disclosed in the fee table.

11

Columbia Bond Fund

Shareholder Fees (paid directly from your investment)

Class Z Shares

Maximum sales charge (load) imposed on purchases, as a % of offering price

N/A

Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value

N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

Class Z Shares

Management fees(a)(b)

0.78%

Distribution and service (12b-1) fees

0.00%

Other expenses(c)

0.11%

Acquired fund fees and expenses

—

Total annual Fund operating expenses

0.89%

Fee waivers and/or reimbursements(d)

-0.23%

Total net expenses

0.66%

(a)

Management fees include an investment advisory fee of 0.63% and an administrative fee of 0.15%. The Advisor has implemented a breakpoint schedule for the Fund’s investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The breakpoint schedule for the Fund is as follows: 0.65% for assets up to $500 million; 0.35% for assets in excess of $500 million and up to $1 billion; 0.32% for assets in excess of $1 billion and up to $1.5 billion; 0.29% for assets in excess of $1.5 billion and up to $3 billion; 0.28% for assets in excess of $3 billion and up to $6 billion; and 0.27% for assets in excess of $6 billion.

(b)

The Administrator has voluntarily agreed to waive 0.05% of the fees payable to it. If this waiver were reflected in the table,
“Management fees” would be 0.73% and “Total annual Fund operating expenses” would be 0.84%. The Administrator, at its discretion, may revise or discontinue this arrangement at any time.

(c)
Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.

(d)

The Advisor has contractually agreed to bear a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes, and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the
Fund’s custodian, do not exceed 0.66% annually through July 31, 2009.

12

Columbia Bond Fund

Example

The following example is intended to help you compare
the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that
you would incur over the time periods indicated, and assumes that:

■

you invest $10,000 in Class Z shares of the Fund for the periods indicated,

■

you reinvest all dividends and distributions in the Fund,

■

your investment has a 5% return each year, and

■

the Fund’s total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on July 31, 2009, they are only reflected in the 1 year and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

1 year

3 years

5 years

10 years

Class Z Shares

$
67

$
261

$
417

$
1,075

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

13

Columbia Bond Fund

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The
Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Investment Guidelines

As a general matter, unless otherwise noted, whenever an investment policy or limitation states a percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of the security or asset.

Holding Other Kinds of Investments

The Fund may hold investments that
aren’t part of its principal investment strategies. These investments are described in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in the Columbia Money Market Funds

The Fund may
invest uninvested cash and cash collateral received in connection with its securities lending program in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending
Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned, or if it incurs losses on the reinvestment of cash collateral.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q (forms filed with the SEC that include portfolio holdings information) for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a fiscal quarter-end are disclosed approximately 60 calendar days after such quarter-end. The Fund’s largest 15 holdings as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

In addition, more
current information concerning the Fund’s portfolio holdings as of specified dates may also be disclosed on the Columbia Funds’ website.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions, including, for example, investing in money market instruments or holding cash or cash equivalents. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

14

Columbia Bond Fund

Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover can generate larger distributions of short-term capital gains to shareholders, which for individuals are generally taxable at higher rates than long-term capital gains for federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s historical portfolio turnover rates in the
Financial Highlights.

15

Management of the Fund

Primary
Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other
Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100
Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of June 30, 2008, the Advisor had assets under management of approximately $390.7 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. In rendering investment advisory services, the Advisor may use the portfolio management and research resources of Columbia Management Pte. Ltd., an affiliate of the Advisor. The Advisor may also use the research and other expertise of other affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s current fiscal year, aggregate advisory fees paid to the Advisor by the Fund are expected to amount to 0.65% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended
March 31, 2008.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or
sub-advisors to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

At present, the
Advisor has not engaged any investment sub-advisor for the Fund.

16

Management of the Fund

Portfolio Managers

Information about the Advisor’s portfolio managers who are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Alexander D. Powers

Co-manager. Service with the Fund since 2008 and with the predecessor fund since 1997.

Managing Director of the Advisor, associated with the Advisor or its predecessors since 1996.

Michael Zazzarino

Co-Manager. Service with the Fund since 2008 and with the predecessor fund since 2005.

Managing Director of the Advisor, associated with the Advisor or its predecessors since 2005. Prior to March 2005, Mr. Zazzarino was a Vice
President and Portfolio Manager in the Core Fixed Income Group at Brown Brothers Harriman.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the
Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets

Columbia Bond Fund

0.15%

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Bank of America affiliates, for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an
indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees, subject to certain limitations, paid by the Transfer Agent on the Fund’s behalf.

17

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates may also provide other services to the Fund and be compensated for them.

The Advisor and its
affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company,
engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

■

  compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

■

  the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of
America affiliates;

■

  separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■

  regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

■

  lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

■

  regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other
Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private
Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■

  the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These types of conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and
Affiliates – Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

18

Management of the Fund

Certain Legal Matters

On February 9,
2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) (“Columbia”) and Columbia Funds Distributor, Inc. (which has been renamed Columbia
Management Distributors, Inc.) (the “Distributor”) (collectively, the “Columbia Group”) entered into an Assurance of Discontinuance with the New York Attorney General (“NYAG”) (the “NYAG Settlement”) and
consented to the entry of a cease-and-desist order by the Securities and Exchange Commission (“SEC”) (the “SEC Order”) on matters relating to mutual fund trading.

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group’s applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC Order, the $140 million in settlement amounts described above is being distributed in accordance with a distribution plan that was developed by an independent distribution consultant and approved by the SEC on April 6, 2007. Distributions under the distribution plan began in late June 2007.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the
Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described above, various parties have filed suit against certain funds, the Trustees of

the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia
Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court’s memoranda dated November 3, 2005, the United States District Court for the District of Maryland granted in part and denied in part the defendants’ motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 (“ICA”) and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that certain conduct, including market timing, entitled Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption (“the CDSC Lawsuit”). The CDSC Lawsuit was removed to federal court in Massachusetts and transferred to the MDL.

On September 14, 2007, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a stipulation of settlement with respect to all Columbia-related claims in the MDL described above, including the
CDSC Lawsuit. The settlement is subject to court approval.

19

Management of the Fund

In 2004, the Columbia Funds’ adviser and
distributor and certain affiliated entities and individuals were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940
and state law. Certain Columbia Funds were named as nominal defendants. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on
June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and entered final judgment in favor of the defendants. The plaintiffs appealed to the United States Court of Appeals for the First Circuit on December 30, 2005. A
stipulation and settlement agreement dated January 19, 2007 was filed in the First Circuit on February 14, 2007, with a joint stipulation of dismissal and motion for remand to obtain district court approval of the settlement. That joint motion was granted and the appeal was dismissed. On March 6, 2007, the case was remanded to the District Court. The settlement, approved by the District Court on September 18, 2007, became effective October 19, 2007. Pursuant to the settlement, the funds’
adviser and/or its affiliates made certain payments, including plaintiffs’ attorneys’ fees and costs of notice to class members.

20

About Class Z Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this prospectus: Class Z shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class Z shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

Class Z Shares

Eligible Investors and Minimum Initial Investments

Class Z shares are available only to certain eligible investors, which are subject to different minimum initial investment requirements. These minimum initial investment amounts range from $0 to $2,500. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for details.

Investment Limits

none

Conversion Features

none

Front-End Sales Charges

none

Contingent Deferred Sales Charges (CDSCs)

none

Maximum Distribution and Service Fees

none

FUNDamentals™

  Selling and/or Servicing
Agents       The terms “selling agent” and “servicing agent” refer
to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

21

About Class Z Shares

Financial Intermediary Compensation

The Distributor and the Advisor may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and the Advisor may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America.
Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

The Distributor, the Transfer Agent and the Advisor may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.15% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the
Advisor. The Distributor and the Advisor may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the Advisor and their affiliates are paid out of the Distributor’s and the Advisor’s own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and the Advisor and their affiliates and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and the Advisor have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates
– Certain Conflicts of Interest for more information.

22

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals™

NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

(Value of assets of the share class)

NAV

=

  – (Liabilities of the share
class)

Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the
Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations.
The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

23

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form”
by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date.

FUNDamentals™

Business Days

A business day is any day that the New York
Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the
NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can
obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can
communicate written buy, sell and exchange orders to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place orders to
buy, sell or exchange by telephone depending on how you complete the telephone authorization section of your account application. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN)
available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

24

Buying, Selling and Exchanging Shares

Online Transactions

Once you have an account, contact Columbia
Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer
Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account.
This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds generally
will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such an automatic sale. Generally, you may avoid such an automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment
Plan. Contact the Transfer Agent, review our

website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial
intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small
Account Policy – Minimum Balance Fee

If the value of your account (treating each account of the Fund you own separately from any other account of the
Fund you may own) falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a
Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of
accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders

25

Buying, Selling and Exchanging Shares

holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or former Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Columbia Funds or certain of their service providers will enter into information sharing agreements with financial intermediaries, including participating life insurance companies and financial intermediaries that sponsor or offer retirement plans through which shares of the Columbia Funds are made available for purchase. Pursuant to Rule 22c-2, financial intermediaries are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of
Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and procedures. See Buying, Selling and Exchanging Shares – Excessive Trading
Practices for more information.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive.
Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the

Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the
Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally

26

Buying, Selling and Exchanging Shares

will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the
Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

■

negative impact on the Fund’s performance;

■

potential dilution of the value of the Fund’s shares;

■

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

■

losses on the sale of investments resulting from the need to sell securities at less favorable prices;

■

increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

■

increased brokerage and administrative costs.

To the
extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the
Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

27

Buying, Selling and Exchanging Shares

Opening
an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Once you have opened an account, you can buy Class Z shares
in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer. Class Z shares are only available to the categories of eligible investors described below, each of which is subject to its own minimum initial investment requirements.

For investors establishing a Systematic Investment Plan, the minimum initial investment is $50.

Minimum Initial Investments

There is no minimum initial investment in
Class Z shares for the following categories of eligible investors:

■

Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

■

Any health savings account sponsored by a third party platform, including those sponsored by Bank of America affiliates, and any omnibus group retirement plan for which a financial intermediary or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

■

Any investor participating in a wrap program sponsored by a financial intermediary or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $1,000:

■

Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a financial intermediary or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,500:

■

Any client of Bank of America or one of its subsidiaries buying shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America or the subsidiary.

■

  Any investor buying shares through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code.

■

Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z Shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds
Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with another fund distributed by the Distributor.

■

Any trustee or director (or family member of a trustee or director) of a fund distributed by the Distributor.

■

Any employee (or family member of an employee) of Bank of America or one of its subsidiaries.

■

  Any investor participating in an account offered by a financial intermediary or other entity that provides services to such an account, is paid an asset-based fee by the

28

Buying, Selling and Exchanging Shares

investor and is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the
Transfer Agent (each investor buying shares through a financial intermediary must independently satisfy the minimum investment requirement noted above).

■

Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

■

Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Bank of America and its affiliates and/or subsidiaries.

Minimum Additional Investments

There is no minimum additional investment for Class Z shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan.

Dividend Diversification

Generally, you may automatically invest distributions made by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made by a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class Z shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class Z shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

Other Purchase Rules You Should Know

■

  Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated net asset value per share.

■

  You generally buy Class Z shares at net asset value per share because no front-end sales charge applies to purchases of this share class.

■

The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

■

  Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■

Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying
them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class Z shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of
$7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class Z shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737.
It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

29

Buying, Selling and Exchanging Shares

Systematic
Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class Z shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, we may require your signature to be Medallion guaranteed.

You can choose to receive your
withdrawals via check or direct deposit into your bank account. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

■

  Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated net asset value per share.

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you paid for your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

■

No interest will be paid on uncashed redemption checks.

■

Columbia Funds can delay payment of the sale proceeds for up to seven days and may suspend redemptions and/or postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

■

  Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

■

  Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and
Policies.

Exchanging Shares

You can
generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia
Fund into which you are exchanging.

Systematic Exchanges

You
may buy Class Z shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact the Transfer Agent or your financial advisor to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance
is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

30

Buying, Selling and Exchanging Shares

The rules
described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

■

Exchanges are made at net asset value.

■

You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■

The rules for buying shares of a Columbia Fund generally apply to exchanges into that Fund.

■

You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■

You generally may make an exchange only into a Columbia Fund that is accepting investments.

■

  The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■

  Unless your account is part of a tax-advantaged retirement plan, an exchange for shares of another fund is a taxable event, and you may recognize a gain or loss for tax purposes.

31

Distributions and Taxes

Distributions to
Shareholders

A mutual fund can make money two ways:

■

  It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings
to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations

daily

Distributions

monthly

The Fund may, however, pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month in which the distribution was declared. If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sale of such shares. Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

If you buy shares of the Fund when it holds securities with unrealized capital gain, you may, in effect, receive part of your purchase price back if and when the
Fund sells those securities and distributes any net realized gain. Any such distribution is generally subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset capital gains realized by the Fund that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

32

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement
each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. The Fund expects that distributions will consist primarily of ordinary income. In addition, you should be aware of the following:

■

The Fund intends to qualify each year as a regulated investment company. A regulated investment company is generally not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■

  Distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

■

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the
Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. The Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

■

  For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

■

A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Fund shares (including those paid in securities) usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term or disallowed.

■

The Fund is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS)
has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

FUNDamentals™

Taxes

The information provided above is only a summary of
how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

33

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five full fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

The information in the financial highlights table represents Shares Class shares of Core Bond Fund, a series of
Excelsior Funds, Inc. (Core Bond Fund), the predecessor to the Fund prior to March 31, 2008. The information for the fiscal year ended March 31, 2007 and March 31, 2008 has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. You can request a free annual report containing those financial statements by calling 800.345.6611.

The independent registered public accounting firm’s report and the Fund’s financial statements are incorporated by reference into the SAI. The information for the fiscal years ended March 31, 2006, 2005 and 2004 were audited by Core Bond Fund’s previous independent registered public accounting firm, whose report expressed unqualified opinions.

Columbia Bond Fund – Class Z Shares

Year Ended March 31,

2008(a)(b)

2007

2006

2005

2004

Net Asset Value, Beginning of Period

$8.98

$8.84

$9.15

$9.43

$9.43

Income from Investment Operations

Net Investment Income

0.40
(c)

0.39
(c)

0.37
(c)

0.37
(c)

0.38

Net Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Swap Contracts

0.10

0.14

(0.18
)

(0.23
)

0.14

Total from Investment Operations

0.50

0.53

0.19

0.14

0.52

Less Distributions to Shareholders

From Net Investment Income

(0.39
)

(0.39
)

(0.38
)

(0.37
)

(0.38
)

From Net Realized Gains

—

—

(0.12
)

(0.05
)

(0.14
)

Total Distributions to Shareholders

(0.39
)

(0.39
)

(0.50
)

(0.42
)

(0.52
)

Net Asset Value, End of Period

$9.09

$8.98

$8.84

$9.15

$9.43

Total Return(d)(e)

5.75
%

6.08
%

2.00
%

1.55
%

5.74
%

Ratios to Average Net Assets/Supplemental Data

Net Expenses(f)

0.90
%

0.90
%

0.90
%

0.90
%

0.87
%

Waiver/Reimbursement

0.22
%

0.30
%

0.40
%

0.37
%

0.24
%

Net Investment Income(f)

4.45
%

4.36
%

4.05
%

3.99
%

4.06
%

Portfolio Turnover Rate

49
%

49
%

95
%

90
%

84
%

Net Assets, End of Period (000’s)

$546,781

$313,967

$281,767

$211,932

$269,027

(a)

On March 31, 2008, the Shares class of Core Bond Fund, a series of Excelsior Funds, Inc., was reorganized into the
Fund’s Class Z shares. The financial information for Class Z shares includes the financial information of Core Bond Fund’s Shares class.

(b)
  On March 31, 2008, Core Bond Fund’s Institutional Shares Class shares were exchanged for Class Z shares of the Fund.

(c)
Per share data was calculated using the average shares outstanding during the period.

(d)
  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)
Total return at net asset value assuming all distributions reinvested.

(f)
The benefits derived from custody credits had an impact of less than 0.01%.

34

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Class Z shares of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The annual expense ratio used for the share class, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The chart shown below reflects the maximum initial sales charge.

Columbia Bond Fund – Class Z Shares

Maximum Initial Sales Charge 0.00%

Initial Hypothetical Investment Amount $10,000.00

Assumed Rate of Return 5%

Year

Cumulative Return Before Fees and Expenses

Annual Expense Ratio

Cumulative Return After Fees and Expenses

Hypothetical Year-End Balance After Fees and Expenses

Annual Fees and Expenses(a)

1

5.00%

0.66%

4.34%

$10,434.00

$67.43

2

10.25%

0.89%

8.63%

$10,862.84

$94.77

3

15.76%

0.89%

13.09%

$11,309.30

$98.67

4

21.55%

0.89%

17.74%

$11,774.11

$102.72

5

27.63%

0.89%

22.58%

$12,258.03

$106.94

6

34.01%

0.89%

27.62%

$12,761.83

$111.34

7

40.71%

0.89%

32.86%

$13,286.34

$115.91

8

47.75%

0.89%

38.32%

$13,832.41

$120.68

9

55.13%

0.89%

44.01%

$14,400.93

$125.64

10

62.89%

0.89%

49.93%

$14,992.80

$130.80

Total Gain After Fees and Expenses

$4,992.80

Total Annual Fees and Expenses Paid

$1,074.90

(a)
  Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

35

For More Information

You’ll find more information about
the Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail: Columbia Funds

c/o Columbia Management Services, Inc.

P.O. Box 8081, Boston, MA 02266-8081

By Telephone:
800.345.6611

Online: www.columbiafunds.com

Annual and
Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees
has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial
Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed
information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR
Database on the SEC’s website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

For purposes of any electronic version of this
prospectus, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this prospectus.

The investment company registration number of Columbia Funds Series Trust I, of which the Fund is a series, is 811-04367.

Columbia Bond Fund

Class Z Shares

Prospectus, August 1, 2008

©2008 Columbia Management
Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611
www.columbiafunds.com

INT-36/153765-0808